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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.4
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-7651

ING Variable Portfolios, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21201
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007 to June 30, 2007

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

June 30, 2007

Classes ADV, I and S

ING Variable Product Funds

Domestic Equity and Income Portfolios

■  ING VP Balanced Portfolio

■  ING VP Growth and Income Portfolio

Fixed Income Portfolios

■  ING VP Intermediate Bond Portfolio

■  ING VP Money Market Portfolio

Domestic Equity Growth Portfolios

■  ING VP Growth Portfolio

■  ING VP Small Company Portfolio

Global and International Equity Portfolios

■  ING VP Global Science and Technology Portfolio

■  ING VP International Equity Portfolio

Domestic Equity Value Portfolio

■  ING VP Value Opportunity Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

TABLE OF CONTENTS

President's Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	7

Statements of Operations	10

Statements of Changes in Net Assets	13

Financial Highlights	18

Notes to Financial Statements	33

Portfolios of Investments	51

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds' website at www.ingfunds.com; and (3) on the SEC's website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov. The Portfolios' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT'S LETTER

Dear Shareholder,

So far, it has been a volatile year in the markets. In February, we saw an unprecedented, single-day freefall in Chinese stocks that sent tremors throughout global markets. Closer to home, we witnessed a downturn in the U.S. sub-prime mortgage industry that continues to impact fixed income investments as well as real estate and equity markets worldwide.

When friends and colleagues in the industry voice concerns about the market's recent volatility, I remind them that such ongoing events are fairly normal and that they underscore the importance of a well-diversified investment strategy. Studies have shown that an investment strategy allocated across a diverse group of asset classes and investment sectors can help provide an investor with solid footing for the long-term despite the short-term commotions.

We at ING Funds remain committed to providing our clients with a diverse and comprehensive line-up of innovative investment products — all designed to offer solutions to your investment needs. Whatever your investing goals, we look forward to continuing to serve you.

Shaun Mathews
President
ING Funds
August 10, 2007

The views expressed in the President's Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2007

Investors will remember early 2007 for the well-anticipated shocks and corrections that finally struck. But global equities markets soon recovered their poise and provided good gains through May 2007 before some nervousness returned in June 2007. For the six months ended June 30, 2007, the Morgan Stanley Capital International World IndexSM(1) ("MSCI World Index") measured in local currencies, including net reinvested dividends ("MSCI" for regions discussed below) added 8.2%. In currencies, the dollar's early strides were retraced on the (perceived) certainty that European interest rates were on the way up, while those in the U.S. were not. The euro made a new closing high and the pound reached the best level in 25 years against the dollar. The yen however buckled under the "carry trade", in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. For the six months ended June 30, 2007, the dollar fell 2.5% against the euro and the pound, but gained 3.5% on the yen.

U.S. markets entered 2007 against a backdrop of a stable federal funds rate since June 2007. A slowing economy dragged by a slumping housing market seemed to be on the rebound in December 2006. The early reports in 2007 sustained this view, with unexpectedly strong employment, retail sales and confidence readings, as well as robust increases in housing starts and pending home sales. The first estimate of fourth quarter gross domestic product ("GDP") growth was an impressive 3.5%.

But from February 2007, it soon became apparent that the improvement in housing figures only reflected the mild weather of early winter. New starts, sales and prices were now falling. GDP growth was sharply revised down to 2.5%. To make matters worse, the country's largest sub-prime mortgage lenders were reporting major losses.

February 2007 was an unsettling month in other ways. The China stock market had practically doubled in 2006 and the long expected pull back eventually came on February 27th when the index fell 9%. The effect on sentiment was to shake relative risk strategies generally.

The housing gloom continued into the second quarter. Foreclosures in May 2007 were 90% higher than one year earlier. Existing housing prices fell in the first quarter year over year for the first time since 1991. The sub-prime dragon reared its head again in June 2007 when the investment bank, Bear Stearns, had to rescue two of its hedge funds in distress over holdings in mortgage bonds. The effect on GDP was clear. Growth in the latest quarter was finalized at just 0.69% annualized, the lowest since 2003.

Yet the feeling persisted that while the sub-prime debacle was serious, the chance of it tripping the economy into recession was remote. Unemployment remained light at 4.5%. The consumer was still spending, although as June ended high gasoline prices were weighing on consumer confidence. And the chances of a rate cut had all but vanished as the Federal Open Market Committee ("FOMC") in leaving the federal funds rate at 5.25%, made it clear that "...a sustained moderation in inflation pressures has yet to be convincingly demonstrated."

In U.S. fixed income markets the yield curve became steeper, with the yield on the ten-year Treasury Note making a five-year high before slipping to 5.03%, up 32 basis points (0.32%) for the six months ended June 30, 2007, while that on the three-month Bill fell 22 basis points (0.22%) to 4.67%. This surely reflected the confidence-shaking events of February 2007, as well as the FOMC's somewhat curious removal of its tightening bias on March 21, 2007, while still citing inflation as the predominant concern. For the six months ended June 30, 2007, the Lehman Brothers® Aggregate Bond Index(2) ("LBAB") of investment grade bonds returned just 98 basis points (0.98%).

U.S. equities, represented by the Standard & Poor's 500® Composite Stock Price Index(3) ("S&P 500® Index") including dividends, rose 7.0%, finally breaching its March 2000 record. Investors might have been depressed in anticipation of the first quarter in fifteen with less than double-digit year-over-year percentage profits growth for companies that make up the S&P 500® Index. But the earnings growth rate of 8.6% that emerged was much better than had been feared. Sentiment was also boosted by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity. By early June 2007 however, nerves were getting frayed as 10-year bond yields pushed through 5% and on the Bear Stearns' news, unlikely to be an isolated case. Led by financials and the interest sensitive utilities sectors, the S&P 500® Index gave back 1.7% in June.

Internationally, the MSCI Japan® Index(4) rose 6.6% for the six month ended June 30, 2007, amid the usual contradictory mix of economic statistics. GDP growth held up well after the fastest quarterly expansion in three years. Unemployment remained at a nine-year low. But consumer prices and wages started falling

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2007

again, forcing the Bank of Japan, which raised interest rates in February 2007 to a still wafer-thin 0.5%, to leave them there, keeping the carry trade in business. The MSCI Europe ex UK® Index(5) surged 11.2% on the basis of high consumer and business confidence, the lowest Eurozone unemployment since records began, the fastest GDP growth in years and continuing merger and acquisition activity. But June 2007 saw sentiment tail off somewhat as the ascending euro threatened exports and the European Central Bank raised rates for the eighth time since late 2005. In the UK, a housing boom and robust service sector had raised year over year GDP growth to 3.0% amid buoyant retail sales, confident consumers and record profits for non-financial companies. The MSCI UK® Index(6) advanced 8.1% for the six months ended June 30, 2007, although again slipping in June as home price inflation and retail sales cooled after the Bank of England raised rates to 5.5%, a six-year high.

(1)  The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios' performance is subject to change since the period's end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING's Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. The Portfolios' expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, "Actual Portfolio Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

ING VP Balanced Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2007*
Actual Portfolio Return
Class ADV	$1,000.00	$1,044.10	1.10%	$5.58
Class I	1,000.00	1,047.60	0.60	3.05
Class S	1,000.00	1,046.50	0.85	4.31
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,020.58	0.85	4.26

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING VP Growth and Income Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2007*
Actual Portfolio Return
Class ADV	$1,000.00	$1,072.30	1.09%	$5.60
Class I	1,000.00	1,076.10	0.59	3.04
Class S	1,000.00	1,074.70	0.84	4.32
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.39	1.09%	$5.46
Class I	1,000.00	1,021.87	0.59	2.96
Class S	1,000.00	1,020.63	0.84	4.21
ING VP Growth Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,076.10	1.21%	$6.23
Class I	1,000.00	1,078.00	0.71	3.66
Class S	1,000.00	1,076.70	0.96	4.94
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.79	1.21%	$6.06
Class I	1,000.00	1,021.27	0.71	3.56
Class S	1,000.00	1,020.03	0.96	4.81
ING VP Small Company Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,106.10	0.85%	$4.44
Class S	1,000.00	1,105.30	1.10	5.74
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.58	0.85%	$4.26
Class S	1,000.00	1,019.34	1.10	5.51
ING VP Value Opportunity Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,072.40	1.19%	$6.11
Class I	1,000.00	1,077.00	0.69	3.55
Class S	1,000.00	1,075.40	0.94	4.84
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.89	1.19%	$5.96
Class I	1,000.00	1,021.37	0.69	3.46
Class S	1,000.00	1,020.13	0.94	4.71

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING VP Intermediate Bond Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2007*
Actual Portfolio Return
Class ADV	$1,000.00	$1,009.30	0.99%	$4.93
Class I	1,000.00	1,011.60	0.49	2.44
Class S	1,000.00	1,010.10	0.74	3.69
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.89	0.99%	$4.96
Class I	1,000.00	1,022.36	0.49	2.46
Class S	1,000.00	1,021.12	0.74	3.71
ING VP Money Market Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,025.30	0.33%	$1.66
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,023.16	0.33%	$1.66
ING VP Global Science and Technology Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,107.00	1.09%	$5.69
Class S	1,000.00	1,105.30	1.34	6.99
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.39	1.09%	$5.46
Class S	1,000.00	1,018.15	1.34	6.71
ING VP International Equity Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,077.50	1.47%	$7.57
Class I	1,000.00	1,081.10	0.97	5.01
Class S	1,000.00	1,078.70	1.22	6.29
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,017.50	1.47%	$7.35
Class I	1,000.00	1,019.98	0.97	4.86
Class S	1,000.00	1,018.74	1.22	6.11

*  Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING VP Balanced Portfolio	ING VP Growth and Income Portfolio	ING VP Growth Portfolio
ASSETS:
Investments in securities at value+*	$1,102,328,593	$2,956,407,452	$203,762,246
Short-term investments**	4,054,911	—	—
Short-term investments in affiliates at amortized cost	63,000,000	60,000,000	1,000,000
Short-term investments at amortized cost	131,223,000	381,544,000	27,398,000
Cash	1,595,833	4,457,203	195
Cash collateral for futures	719,908	770,000	—
Foreign currencies at value***	11,465	—	—
Receivables:
Investment securities sold	34,218,851	132,922,376	6,635,232
Fund shares sold	4,460	92,600	3,075
Dividends and interest	3,704,608	3,824,492	274,409
Variation margin	212,951	—	—
Upfront payments made on swap agreements	320,901	—	—
Unrealized appreciation on swap agreements	725,205	—	—
Prepaid expenses	16,352	39,726	2,420
Total assets	1,342,137,038	3,540,057,849	239,075,577
LIABILITIES:
Payable for investment securities purchased	73,605,358	126,312,550	7,115,096
Payable for fund shares redeemed	2,139,414	2,122,277	122,165
Payable for futures variation margin	33,541	24,750	—
Payable upon receipt of securities loaned	128,255,000	371,430,000	26,886,000
Upfront payments received on swap agreements	1,247,315	—	—
Unrealized depreciation on swap agreements	354,369	—	—
Payable to affiliates	524,358	1,399,424	117,130
Payable for directors fees	25,941	49,895	3,790
Other accrued expenses and liabilities	145,748	331,887	32,856
Options written (premium received $1,138,880)	—	407,710	—
Total liabilities	206,331,044	502,078,493	34,277,037
NET ASSETS	$1,135,805,994	$3,037,979,356	$204,798,540
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,019,725,611	$4,506,452,842	$346,355,244
Undistributed net investment income	15,381,644	18,234,336	186,597
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, swaps, and written options	54,133,439	(1,910,186,396)	(158,359,213)
Net unrealized appreciation on investments, foreign currency related transactions, futures, swaps, and written options	46,565,300	423,478,574	16,615,912
NET ASSETS	$1,135,805,994	$3,037,979,356	$204,798,540
+ Including securities loaned at value	$125,335,137	$359,972,838	$26,041,888
* Cost of investments in securities	$1,055,828,101	$2,533,734,921	$187,146,334
** Cost of short-term investments	$4,146,404	$—	$—
*** Cost of foreign currencies	$90,902	$—	$—
Class ADV:
Net assets	$1,002	$1,093	$3,067,993
Shares authorized	500,000,000	unlimited	100,000,000
Par value	$0.001	$1.00	$0.001
Shares outstanding	70	44	268,266
Net asset value and redemption price per share	$14.29	$25.07	$11.44
Class I:
Net assets	$1,125,331,734	$3,032,316,115	$178,710,477
Shares authorized	500,000,000	unlimited	100,000,000
Par value	$0.001	$1.00	$0.001
Shares outstanding	78,454,255	120,535,811	15,588,625
Net asset value and redemption price per share	$14.34	$25.16	$11.46
Class S:
Net assets	$10,473,258	$5,662,148	$23,020,070
Shares authorized	500,000,000	unlimited	100,000,000
Par value	$0.001	$1.00	$0.001
Shares outstanding	733,793	226,122	2,027,559
Net asset value and redemption price per share	$14.27	$25.04	$11.35

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING VP Small Company Portfolio	ING VP Value Opportunity Portfolio	ING VP Intermediate Bond Portfolio
ASSETS:
Investments in securities at value+*	$570,128,330	$192,716,435	$2,920,529,191
Short-term investments**	—	—	25,870,980
Short-term investments in affiliates at amortized cost	22,000,000	3,500,000	205,600,000
Short-term investments at amortized cost	133,604,000	26,736,000	436,671,000
Cash	527,711	5,115	1,653,094
Cash collateral for futures	—	—	2,746,327
Foreign currencies at value***	—	—	214,278
Receivables:
Investment securities sold	8,842,308	2,165,847	258,291,483
Fund shares sold	123,625	9,849	2,541,234
Dividends and interest	776,035	306,126	20,740,840
Variation margin	—	—	1,138,279
Upfront payments made on swap agreements	—	—	2,292,096
Unrealized appreciation on swap agreements	—	—	4,881,119
Prepaid expenses	6,495	2,498	29,218
Total assets	736,008,504	225,441,870	3,883,199,139
LIABILITIES:
Payable for investment securities purchased	12,748,948	2,675,586	578,595,459
Payable for fund shares redeemed	906,711	24,862	678,822
Payable upon receipt of securities loaned	131,970,000	26,136,000	426,736,000
Unrealized depreciation on forward currency contracts	—	—	602,543
Upfront payments received on swap agreements	—	—	8,751,582
Unrealized depreciation on swap agreements	—	—	2,259,366
Payable to affiliates	392,429	113,380	1,228,534
Payable for directors fees	9,102	4,846	20,296
Other accrued expenses and liabilities	75,482	45,358	152,949
Total liabilities	146,102,672	29,000,032	1,019,025,551
NET ASSETS	$589,905,832	$196,441,838	$2,864,173,588
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$473,714,453	$158,313,848	$2,864,806,143
Undistributed net investment income	4,192,644	1,489,336	73,230,835
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, and swaps	43,136,887	8,887,387	(47,305,536)
Net unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	68,861,848	27,751,267	(26,557,854)
NET ASSETS	$589,905,832	$196,441,838	$2,864,173,588
+ Including securities loaned at value	$128,080,747	$25,336,619	$420,280,624
* Cost of investments in securities	$501,266,482	$164,965,168	$2,948,695,746
** Cost of short-term investments	$—	$—	$26,442,491
*** Cost of foreign currencies	$—	$—	$216,587
Class ADV:
Net assets	n/a	$1,082	$991
Shares authorized	n/a	100,000,000	unlimited
Par value	n/a	$0.001	$1.00
Shares outstanding	n/a	65	76
Net asset value and redemption price per share	n/a	$16.58	$13.08
Class I:
Net assets	$587,432,750	$168,525,962	$2,014,261,126
Shares authorized	100,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.00
Shares outstanding	28,753,156	10,040,509	153,653,246
Net asset value and redemption price per share	$20.43	$16.78	$13.11
Class S:
Net assets	$2,473,082	$27,914,794	$849,911,471
Shares authorized	100,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.00
Shares outstanding	121,994	1,673,902	65,300,260
Net asset value and redemption price per share	$20.28	$16.67	$13.02

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING VP Money Market Portfolio	ING VP Global Science and Technology Portfolio	ING VP International Equity Portfolio
ASSETS:
Investments in securities at value+*	$—	$80,630,877	$83,942,579
Short-term investments in affiliates at amortized cost	—	—	100,000
Short-term investments at amortized cost	1,562,755,723	20,063,000	6,529,000
Cash	10,029,502	817,525	13,374
Foreign currencies at value**	—	305,950	48,515
Receivables:
Investment securities sold	—	667,575	—
Fund shares sold	2,680,704	5,613	4,148
Dividends and interest	5,300,374	55,604	252,781
Unrealized appreciation on forward foreign currency contracts	—	408,541	—
Prepaid expenses	23,818	1,036	911
Total assets	1,580,790,121	102,955,721	90,891,308
LIABILITIES:
Payable for investment securities purchased	24,988,444	896,905	204,465
Payable for fund shares redeemed	1,161	—	133,922
Payable upon receipt of securities loaned	402,000	20,063,000	6,233,000
Unrealized depreciation on forward foreign currency contracts	—	431,661	—
Payable to affiliates	383,000	67,665	62,969
Payable for directors fees	17,894	2,122	2,908
Other accrued expenses and liabilities	219,019	30,260	34,059
Total liabilities	26,011,518	21,491,613	6,671,323
NET ASSETS	$1,554,778,603	$81,464,108	$84,219,985
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,523,310,926	$105,960,480	$74,889,733
Undistributed net investment income
(accumulated net investment loss)	36,070,843	(119,130)	1,030,495
Accumulated net realized loss on investments and foreign currency related transactions	(4,603,166)	(36,733,124)	(5,496,149)
Net unrealized appreciation on investments and foreign currency related transactions	—	12,355,882	13,795,906
NET ASSETS	$1,554,778,603	$81,464,108	$84,219,985
+ Including securities loaned at value	$393,162	$19,480,688	$5,994,316
* Cost of investments in securities	$—	$68,252,077	$70,149,873
** Cost of foreign currencies	$—	$306,428	$47,369
Class ADV:
Net assets	n/a	n/a	$1,081
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	84
Net asset value and redemption price per share	n/a	n/a	$12.89
Class I:
Net assets	$1,554,778,603	$80,875,840	$82,837,867
Shares authorized	unlimited	100,000,000	100,000,000
Par value	$1.00	$0.001	$0.001
Shares outstanding	118,045,048	15,956,022	6,362,797
Net asset value and redemption price per share	$13.17	$5.07	$13.02
Class S:
Net assets	n/a	$588,268	$1,381,037
Shares authorized	n/a	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	116,626	106,778
Net asset value and redemption price per share	n/a	$5.04	$12.93

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING VP Balanced Portfolio	ING VP Growth and Income Portfolio	ING VP Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$6,382,623	$24,539,558	$881,988
Interest(1)	12,250,915	2,450,353	60,890
Securities lending income	63,459	83,117	4,242
Total investment income	18,696,997	27,073,028	947,120
EXPENSES:
Investment management fees	2,892,729	7,583,555	615,025
Distribution and service fees:
Class ADV	4	4	6,826
Class S	13,065	6,234	27,638
Transfer agent fees	181	4,706	91
Administrative service fees	318,191	834,166	56,375
Shareholder reporting expense	40,580	61,240	5,108
Registration fees	586	1,282	—
Professional fees	67,688	149,644	18,055
Custody and accounting expense	79,380	155,208	14,188
Directors fees	52,236	108,600	8,148
Miscellaneous expense	36,504	122,018	9,378
Interest expense	—	3,123	552
Total expenses	3,501,144	9,029,780	761,384
Net waived and reimbursed fees	(18,856)	(29,562)	(422)
Brokerage commission recapture	—	—	(1,615)
Net expenses	3,482,288	9,000,218	759,347
Net investment income	15,214,709	18,072,810	187,773
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, SWAPS, AND WRITTEN OPTIONS:
Net realized gain (loss) on:
Investments	66,053,601	224,541,155	16,989,832
Foreign currency related transactions	(185,813)	(68,863)	—
Futures, swaps, and written options	2,444	2,904,918	—
Net realized gain on investments, foreign currency related transactions, futures, swaps, and written options	65,870,232	227,377,210	16,989,832
Net change in unrealized appreciation or depreciation on:
Investments	(26,721,348)	(22,919,641)	(2,416,013)
Foreign currency related transactions	(79,493)	1,549	—
Futures, swaps, and written options	690,769	471,901	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, and written options	(26,110,072)	(22,446,191)	(2,416,013)
Net realized and unrealized gain on investments, foreign currency related transactions, futures, swaps, and written options	39,760,160	204,931,019	14,573,819
Increase in net assets resulting from operations	$54,974,869	$223,003,829	$14,761,592
* Foreign taxes withheld	$1,549	$260,637	$32,396
(1) Affiliated income	$1,229,180	$1,904,115	$27,873

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING VP Small Company Portfolio	ING VP Value Opportunity Portfolio	ING VP Intermediate Bond Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,875,794	$2,134,571	$950,894
Interest(1)	517,627	65,570	78,492,660
Securities lending income	47,147	4,286	519,776
Total investment income	6,440,568	2,204,427	79,963,330
EXPENSES:
Investment management fees	2,027,367	590,708	5,491,101
Distribution and service fees:
Class ADV	—	4	2
Class S	2,823	35,012	942,884
Transfer agent fees	181	272	6,335
Administrative service fees	148,669	54,146	755,002
Shareholder reporting expense	14,080	6,165	65,067
Registration fees	214	—	10,568
Professional fees	27,105	5,796	150,985
Custody and accounting expense	31,675	8,480	133,375
Directors fees	15,660	5,230	63,410
Miscellaneous expense	21,270	7,085	77,966
Interest expense	597	—	665
Total expenses	2,289,641	712,898	7,697,360
Net waived and reimbursed fees	(6,810)	(401)	(50,122)
Net expenses	2,282,831	712,497	7,647,238
Net investment income	4,157,737	1,491,930	72,316,092
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, AND SWAPS:
Net realized gain (loss) on:
Investments	43,582,229	14,726,803	(13,401,527)
Foreign currency related transactions	10,983	882	(1,132,467)
Futures and swaps	—	—	(10,137,805)
Net realized gain (loss) on investments, foreign currency related transactions, futures, and swaps	43,593,212	14,727,685	(24,671,799)
Net change in unrealized appreciation or depreciation on:
Investments	6,578,357	(1,563,391)	(23,423,552)
Foreign currency related transactions	—	—	(605,300)
Futures and swaps	—	—	4,131,038
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	6,578,357	(1,563,391)	(19,897,814)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, and swaps	50,171,569	13,164,294	(44,569,613)
Increase in net assets resulting from operations	$54,329,306	$14,656,224	$27,746,479
* Foreign taxes withheld	$—	$25,198	$(6,033)
(1) Affiliated income	$444,005	$26,903	$3,308,858

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING VP Money Market Portfolio	ING VP Global Science and Technology Portfolio	ING VP International Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$—	$281,252	$1,356,710
Interest(1)	38,462,127	7,633	34,597
Securities lending income	887	12,425	37,789
Total investment income	38,463,014	301,310	1,429,096
EXPENSES:
Investment management fees	1,789,068	383,665	346,945
Distribution and service fees:
Class ADV	—	—	4
Class S	—	701	1,265
Transfer agent fees	181	162	181
Administrative service fees	393,583	22,211	22,449
Shareholder reporting expense	23,650	2,010	181
Registration fees	427	—	—
Professional fees	46,440	13,710	4,726
Custody and accounting expense	63,550	11,312	13,301
Directors fees	34,687	2,212	2,876
Miscellaneous expense	30,969	5,250	3,488
Interest expense	—	560	158
Total expenses	2,382,555	441,793	395,574
Net waived and reimbursed fees	—	—	(187)
Net expenses	2,382,555	441,793	395,387
Net investment income (loss)	36,080,459	(140,483)	1,033,709
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain on:
Investments	17,416	5,811,948	5,310,893
Foreign currency related transactions	—	47,181	13,561
Net realized gain on investments and foreign currency related transactions	17,416	5,859,129	5,324,454
Net change in unrealized appreciation or depreciation on:
Investments	—	2,502,334	54,476
Foreign currency related transactions	—	16,295	(2,548)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	—	2,518,629	51,928
Net realized and unrealized gain on investments and foreign currency related transactions	17,416	8,377,758	5,376,382
Increase in net assets resulting from operations	$36,097,875	$8,237,275	$6,410,091
* Foreign taxes withheld	$—	$20,589	$147,451
(1) Affiliated income	$—	$—	$12,295

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Balanced Portfolio		ING VP Growth and Income Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$15,214,709	$30,129,554	$18,072,810	$35,726,032
Net realized gain on investments, foreign currency related transactions, futures, swaps, and written options	65,870,232	64,973,809	227,377,210	284,669,891
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, swaps, and written options	(26,110,072)	20,635,045	(22,446,191)	89,779,583
Net increase in net assets resulting from operations	54,974,869	115,738,408	223,003,829	410,175,506
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(27)	—	—	(12)
Class I	(30,215,749)	(28,870,646)	—	(35,978,959)
Class S	(258,983)	(70,509)	—	(46,207)
Net realized gains:
Class ADV	(40)	—	—	—
Class I	(44,705,487)	—	—	—
Class S	(414,002)	—	—	—
Total distributions	(75,594,288)	(28,941,155)	—	(36,025,178)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,707,349	68,843,823	3,975,350	26,744,895
Proceeds issued in merger (Note 15)	—	21,745,814	—	—
Dividends reinvested	75,594,221	28,941,155	—	35,997,107
	78,301,570	119,530,792	3,975,350	62,742,002
Cost of shares redeemed	(116,488,236)	(251,212,849)	(291,878,509)	(482,469,282)
Net decrease in net assets resulting from capital share transactions	(38,186,666)	(131,682,057)	(287,903,159)	(419,727,280)
Net decrease in net assets	(58,806,085)	(44,884,804)	(64,899,330)	(45,576,952)
NET ASSETS:
Beginning of period	1,194,612,079	1,239,496,883	3,102,878,686	3,148,455,638
End of period	$1,135,805,994	$1,194,612,079	$3,037,979,356	$3,102,878,686
Undistributed net investment income at end of period	$15,381,644	$30,641,694	$18,234,336	$161,526

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Growth Portfolio		ING VP Small Company Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$187,773	$365,241	$4,157,737	$1,129,645
Net realized gain on investments and foreign currency related transactions	16,989,832	13,075,352	43,593,212	76,291,234
Net change in unrealized appreciation or depreciation on investments	(2,416,013)	(9,629,888)	6,578,357	(665,601)
Net increase in net assets resulting from operations	14,761,592	3,810,705	54,329,306	76,755,278
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(5,297)	—	—	—
Class I	(317,593)	(113,349)	(935,976)	(1,544,649)
Class S	(41,178)	—	—	(154,077)
Net realized gains:
Class I	—	—	(76,399,058)	(58,647,564)
Class S	—	—	(343,384)	(12,123,157)
Total distributions	(364,068)	(113,349)	(77,678,418)	(72,469,447)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,237,084	51,217,584	74,863,462	161,701,457
Proceeds issued in merger (Note 15)	36,851,627	—	—	—
Dividends reinvested	364,068	113,349	77,678,418	72,469,447
	44,452,779	51,330,933	152,541,880	234,170,904
Cost of shares redeemed	(40,821,113)	(43,840,954)	(53,894,381)	(186,317,390)
Net increase in net assets resulting from capital share transactions	3,631,666	7,489,979	98,647,499	47,853,514
Net increase in net assets	18,029,190	11,187,335	75,298,387	52,139,345
NET ASSETS:
Beginning of period	186,769,350	175,582,015	514,607,445	462,468,100
End of period	$204,798,540	$186,769,350	$589,905,832	$514,607,445
Undistributed net investment income at end of period	$186,597	$362,892	$4,192,644	$970,883

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Value Opportunity Portfolio		ING VP Intermediate Bond Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$1,491,930	$3,129,904	$72,316,092	$101,202,907
Net realized gain (loss) on investments, foreign currency related transactions, futures, and swaps	14,727,685	17,917,306	(24,671,799)	(13,025,987)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, and swaps	(1,563,391)	9,299,578	(19,897,814)	(973,051)
Net increase in net assets resulting from operations	14,656,224	30,346,788	27,746,479	87,203,869
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(17)	—	—	(40)
Class I	(2,729,403)	(2,514,028)	—	(75,863,165)
Class S	(385,996)	(411,247)	—	(23,433,812)
Total distributions	(3,115,416)	(2,925,275)	—	(99,297,017)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,012,477	2,493,673	592,157,349	1,313,238,729
Proceeds issued in merger (Note 15)	—	—	—	2,862,609
Dividends reinvested	3,115,398	2,925,275	—	99,270,730
	4,127,875	5,418,948	592,157,349	1,415,372,068
Cost of shares redeemed	(20,632,898)	(40,387,407)	(285,956,192)	(638,397,059)
Net increase (decrease) in net assets resulting from capital share transactions	(16,505,023)	(34,968,459)	306,201,157	776,975,009
Net increase (decrease) in net assets	(4,964,215)	(7,546,946)	333,947,636	764,881,861
NET ASSETS:
Beginning of period	201,406,053	208,952,999	2,530,225,952	1,765,344,091
End of period	$196,441,838	$201,406,053	$2,864,173,588	$2,530,225,952
Undistributed net investment income at end of period	$1,489,336	$3,112,822	$73,230,835	$914,743

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Money Market Portfolio		ING VP Global Science and Technology Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income (loss)	$36,080,459	$57,136,163	$(140,483)	$(248,859)
Net realized gain on investments and foreign currency related transactions	17,416	75,645	5,859,129	11,202,478
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	—	—	2,518,629	(5,191,876)
Net increase in net assets resulting from operations	36,097,875	57,211,808	8,237,275	5,761,743
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(57,130,928)	(31,895,864)	—	—
Total distributions	(57,130,928)	(31,895,864)	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	248,605,603	428,969,203	1,886,002	13,780,858
Dividends reinvested	57,130,928	31,895,864	—	—
	305,736,531	460,865,067	1,886,002	13,780,858
Cost of shares redeemed	(85,774,958)	(203,348,846)	(10,809,392)	(21,993,235)
Net increase (decrease) in net assets resulting from capital share transactions	219,961,573	257,516,221	(8,923,390)	(8,212,377)
Net increase (decrease) in net assets	198,928,520	282,832,165	(686,115)	(2,450,634)
NET ASSETS:
Beginning of period	1,355,850,083	1,073,017,918	82,150,223	84,600,857
End of period	$1,554,778,603	$1,355,850,083	$81,464,108	$82,150,223
Undistributed net investment income (accumulated net investment loss) at end of period	$36,070,843	$57,121,312	$(119,130)	$21,353

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP International Equity Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$1,033,709	$1,625,567
Net realized gain on investments and foreign currency related transactions	5,324,454	8,900,673
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	51,928	4,333,147
Net increase in net assets resulting from operations	6,410,091	14,859,387
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(21)	—
Class I	(1,612,956)	(1,095,926)
Class S	(18,053)	(7,085)
Total distributions	(1,631,030)	(1,103,011)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,379,982	17,382,229
Dividends reinvested	1,631,009	1,103,011
	9,010,991	18,485,240
Cost of shares redeemed	(9,019,204)	(14,608,817)
Net increase (decrease) in net assets resulting from capital share transactions	(8,213)	3,876,423
Net increase in net assets	4,770,848	17,632,799
NET ASSETS:
Beginning of period	79,449,137	61,816,338
End of period	$84,219,985	$79,449,137
Undistributed net investment income at end of period	$1,030,495	$1,627,816

See Accompanying Notes to Financial Statements

ING VP BALANCED PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$14.65		14.65
Income (loss) from investment operations:
Net investment income (loss)	$0.15		(0.00	)**
Net realized and unrealized gain on investments	$0.46		—
Total from investment operations	$0.61		(0.00	)**
Less distributions from:
Net investment income	$0.39		—
Net realized gains on investments	$0.58		—
Total distributions	$0.97		—
Net asset value, end of period	$14.29		14.65
Total Return(2)%	4.41		—
Ratios and Supplemental Data:
Net assets, end of period (millions)	$0	***	0	***
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.10		1.10
Net expenses after expense waiver(3)%	1.10	†	1.10	†
Net investment income (loss) after expense waiver(3)%	2.04	†	(1.10	)†
Portfolio turnover rate %	110		236

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$14.65		13.64		13.40		12.50	10.73	12.09
Income (loss) from investment operations:
Net investment income	$0.19	*	0.34	*	0.29	*	0.29	0.25	0.25
Net realized and unrealized gain (loss) on investments	$0.47		1.00		0.27		0.87	1.76	(1.49)
Total from investment operations	$0.66		1.34		0.56		1.16	2.01	(1.24)
Less distributions from:
Net investment income	$0.39		0.33		0.32		0.26	0.24	0.12
Net realized gains on investments	$0.58		—		—		—	—	—
Total distributions	$0.97		0.33		0.32		0.26	0.24	0.12
Net asset value, end of period	$14.34		14.65		13.64		13.40	12.50	10.73
Total Return(2)%	4.76		9.99		4.24		9.42	18.87	(10.31)
Ratios and Supplemental Data:
Net assets, end of period (millions)	$1,125		1,184		1,236		1,358	1,375	1,223
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.60		0.60		0.60		0.59	0.60	0.60
Net expenses after expense waiver(3)%	0.60	†	0.60	†	0.60		0.59	0.60	0.60
Net investment income after expense waiver(3)%	2.63	†	2.44	†	2.30		2.15	2.04	2.00
Portfolio turnover rate %	110		236		308		272	333	345

(1)  Commencement of operations.
(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(3)  Annualized for periods less than one year.
*  Calculated using average number of shares outstanding throughout the period.
**  Amount is more than $(0.005).
***  Amount is less than $500,000.
†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING VP BALANCED PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,		Year Ended December 31,				May 29, 2003(1) to December 31,
	2007		2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$14.57		13.58		13.35	12.49	11.53
Income from investment operations:
Net investment income	$0.18		0.32	*	0.27	0.22	0.34
Net realized and unrealized gain on investments	$0.46		0.97		0.25	0.89	0.85
Total from investment operations	$0.64		1.29		0.52	1.11	1.19
Less distributions from:
Net investment income	$0.36		0.30		0.29	0.25	0.23
Net realized gains on investments	$0.58		—		—	—	—
Total distributions	$0.94		0.30		0.29	0.25	0.23
Net asset value, end of period	$14.27		14.57		13.58	13.35	12.49
Total Return(2)%	4.65		9.62		3.99	9.06	10.51
Ratios and Supplemental Data:
Net assets, end of period (millions)	$10		11		3	3	1
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.85		0.85		0.85	0.84	0.83
Net expenses after expense waiver(3)%	0.85	†	0.85	†	0.85	0.84	0.83
Net investment income after expense waiver(3)%	2.38	†	2.29	†	2.06	1.98	3.06
Portfolio turnover rate %	110		236		308	272	333

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING VP GROWTH AND INCOME PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2007		December 20, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$23.38		23.70
Income (loss) from investment operations:
Net investment income	$0.08		0.01	**
Net realized and unrealized gain (loss) on investments	$1.61		(0.06)
Total from investment operations	$1.69		(0.05)
Less distributions from:
Net investment income	$—		0.27
Total distributions	$—		0.27
Net asset value, end of period	$25.07		23.38
Total Return(2)%	7.23		(0.23)
Ratios and Supplemental Data:
Net assets, end of period (millions)	$0	*	0	*
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	1.09		1.09
Net expenses after expense waiver(3)%	1.09	†	1.09	†
Net investment income after expense waiver(3)%	0.69	†	1.08	†
Portfolio turnover rate %	76		103

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$23.38		20.71		19.35	18.28	14.50	19.54
Income (loss) from investment operations:
Net investment income	$0.15		0.25	**	0.23	0.28	0.16	0.16
Net realized and unrealized gain (loss) on investments	$1.63		2.69		1.35	1.24	3.62	(5.04)
Total from investment operations	$1.78		2.94		1.58	1.52	3.78	(4.88)
Less distributions from:
Net investment income	$—		0.27		0.22	0.45	—	0.16
Total distributions	$—		0.27		0.22	0.45	—	0.16
Net asset value, end of period	$25.16		23.38		20.71	19.35	18.28	14.50
Total Return(2)%	7.61		14.20		8.13	8.39	26.07	(24.99)
Ratios and Supplemental Data:
Net assets, end of period (millions)	$3,032		3,098		3,146	3,531	3,795	3,525
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.59		0.59		0.59	0.58	0.60	0.59
Net expenses after expense waiver(3)%	0.59	†	0.59	†	0.59	0.58	0.60	0.59
Net investment income after expense waiver(3)%	1.19	†	1.15	†	1.03	1.41	0.95	0.83
Portfolio turnover rate %	76		103		80	139	150	246

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Amount is less than $500,000.

**  Calculated using average shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING VP GROWTH AND INCOME PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,		Year Ended December 31,				June 11, 2003(1) to December 31,
	2007		2006		2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$23.30		20.69		19.34	18.26	16.32
Income from investment operations:
Net investment income	$0.10		0.20	*	0.14	0.21	0.04
Net realized and unrealized gain on investments	$1.64		2.64		1.41	1.26	1.90
Total from investment operations	$1.74		2.84		1.55	1.47	1.94
Less distributions from:
Net investment income	$—		0.23		0.20	0.39	—
Total distributions	$—		0.23		0.20	0.39	—
Net asset value, end of period	$25.04		23.30		20.69	19.34	18.26
Total Return(2)%	7.47		13.72		7.98	8.10	11.89
Ratios and Supplemental Data:
Net assets, end of period (millions)	$6		5		2	2	2
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.84		0.84		0.84	0.83	0.84
Net expenses after expense waiver(3)%	0.84	†	0.84	†	0.84	0.83	0.84
Net investment income after expense waiver(3)%	0.93	†	0.94	†	0.78	1.18	0.57
Portfolio turnover rate %	76		103		80	139	150

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING VP GROWTH PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.65		10.65
Income (loss) from investment operations:
Net investment loss	$(0.01	)**	(0.00	)*
Net realized and unrealized gain on investments	$0.82		—
Total from investment operations	$0.81		(0.00	)*
Less distributions from:
Net investment income	$0.02		—
Total distributions	$0.02		—
Net asset value, end of period	$11.44		10.65
Total Return(2)%	7.61		—
Ratios and Supplemental Data:
Net assets, end of period (000's)	$3,068		1
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.21		1.19
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	1.21	††	1.19
Net expenses after expense waiver and brokerage commission recapture(3)%	1.21	††	1.19
Net investment loss after expense waiver and brokerage commission recapture(3)%	(0.27	)††	(1.19)
Portfolio turnover rate %	118		188

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$10.65		10.38	9.56		8.93	6.85	9.64
Income (loss) from investment operations:
Net investment income (loss)	$0.01		0.02	0.02		0.06	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	$0.82		0.26	0.87		0.58	2.07	(2.78)
Total from investment operations	$0.83		0.28	0.89		0.64	2.08	(2.79)
Less distributions from:
Net investment income	$0.02		0.01	0.07		0.01	—	—
Total distributions	$0.02		0.01	0.07		0.01	—	—
Net asset value, end of period	$11.46		10.65	10.38		9.56	8.93	6.85
Total Return(2)%	7.80		2.65	9.38	†	7.19	30.36	(28.94)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$178,710		186,495	175,297		193,280	224,330	181,029
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.71		0.69	0.69		0.69	0.71	0.72
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.71	††	0.69	0.69		0.69	0.71	0.72
Net expenses after expense waiver and brokerage commission recapture(3)%	0.71	††	0.69	0.69		0.69	0.71	0.72
Net investment income (loss) after expense waiver and brokerage commission recapture(3)%	0.22	††	0.19	0.08		0.61	0.13	(0.06)
Portfolio turnover rate %	118		188	119		123	162	241

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Amount is less than $0.005 or more than $(0.005).

**  Calculated using average shares outstanding throughout the period.

†  In 2005, the Investment Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio's investment's guidelines. There was no impact on total return.

††  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING VP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005		2004	2003		2002
Per Share Operating Performance:
Net asset value, beginning of period	$10.56		10.31	9.50		8.88	6.83		9.63
Income (loss) from investment operations:
Net investment income (loss)	$(0.00	)*	(0.01)	(0.00	)*	0.04	0.00	*	(0.01)
Net realized and unrealized gain (loss) on investments	$0.81		0.26	0.85		0.58	2.05		(2.79)
Total from investment operations	$0.81		0.25	0.85		0.62	2.05		(2.80)
Less distributions from:
Net investment income	$0.02		—	0.04		—	—		—
Total distributions	$0.02		—	0.04		—	—		—
Net asset value, end of period	$11.35		10.56	10.31		9.50	8.88		6.83
Total Return(2)%	7.67		2.42	9.05	†	6.98	30.01		(29.08)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$23,020		273	285		356	292		53
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.96		0.94	0.94		0.94	0.96		0.97
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.96	††	0.94	0.94		0.94	0.96		0.97
Net expenses after expense waiver and brokerage commission recapture(3)%	0.96	††	0.94	0.94		0.94	0.96		0.97
Net investment income (loss) after expense waiver and brokerage commission recapture(3)%	(0.03	)††	(0.06)	(0.17)		0.44	(0.10)		(0.31)
Portfolio turnover rate %	118		188	119		123	162		241

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Amount is less than $0.005 or more than $(0.005).

†  In 2005, the Investment Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio's investment's guidelines. There was no impact on total return.

††  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING VP SMALL COMPANY PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$21.70		21.65		19.94		17.48	12.75	16.68
Income (loss) from investment operations:
Net investment income	$0.16	*	0.05		0.10		0.04	0.06	0.05
Net realized and unrealized gain (loss) on investments	$1.94		3.46		1.92		2.47	4.71	(3.91)
Total from investment operations	$2.10		3.51		2.02		2.51	4.77	(3.86)
Less distributions from:
Net investment income	$0.04		0.09		0.03		0.05	0.04	0.07
Net realized gains on investments	$3.33		3.37		0.28		—	—	—
Total distributions	$3.37		3.46		0.31		0.05	0.04	0.07
Net asset value, end of period	$20.43		21.70		21.65		19.94	17.48	12.75
Total Return(1)%	10.61		16.79		10.27	††	14.39	37.47	(23.23)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$587,433		512,446		393,700		461,014	464,228	288,890
Ratios to average net assets:
Gross expenses prior to expense waiver(2)%	0.85		0.85		0.85		0.84	0.85	0.87
Net expenses after expense waiver(2)%	0.85	†	0.85	†	0.85		0.84	0.85	0.87
Net investment income after expense waiver(2)%	1.54	†	0.26	†	0.43		0.21	0.47	0.39
Portfolio turnover rate %	47		83		72		93	178	371
	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$21.54		21.59		19.90		17.49	12.72	16.68
Income (loss) from investment operations:
Net investment income (loss)	$0.13	*	(0.05	)*	0.06		0.03 *	0.01	(0.04)
Net realized and unrealized gain (loss) on investments	$1.94		3.41		1.92		2.43	4.79	(3.86)
Total from investment operations	$2.07		3.36		1.98		2.46	4.80	(3.90)
Less distribution from:
Net investment income	$—		0.04		0.01		0.05	0.03	0.06
Net realized gains on investments	$3.33		3.37		0.28		—	—	—
Total distribution	$3.33		3.41		0.29		0.05	0.03	0.06
Net asset value, end of period	$20.28		21.54		21.59		19.90	17.49	12.72
Total Return(1)%	10.53		16.07		10.05	††	14.09	37.76	(23.45)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$2,473		2,162		68,768		72,225	840	184
Ratios to average net assets:
Gross expenses prior to expense waiver(2)%	1.10		1.10		1.10		1.09	1.10	1.12
Net expenses after expense waiver(2)%	1.10	†	1.10	†	1.10		1.09	1.10	1.12
Net investment income (loss) after expense waiver(2)%	1.25	†	(0.24	)†	0.26		0.19	0.22	0.14
Portfolio turnover rate %	47		83		72		93	178	371

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

††  In 2005, the Investment Adviser fully reimbursed the Portfolio for a loss incurred from a transaction not meeting the Portfolio's investment guidelines. There was no impact on total return.

See Accompanying Notes to Financial Statements

ING VP VALUE OPPORTUNITY PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$15.72		15.72
Income (loss) from investment operations:
Net investment income (loss)	$0.06		(0.00	)**
Net realized and unrealized gain on investments	$1.06		—
Total from investment operations	$1.12		(0.00	)**
Less distributions from			:
Net investment income	$0.26		—
Total distributions	$0.26		—
Net asset value, end of period	$16.58		15.72
Total Return(2)%	7.24		—
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1		1
Ratios to average net assets:
Expenses(3)%	1.19	†	1.19
Net investment income (loss)(3)%	0.71	†	(1.19)
Portfolio turnover rate %	54		83

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$15.84		13.84		13.19		12.08	9.77	13.25
Income (loss) from investment operations:
Net investment income	$0.13	*	0.23	*	0.19	*	0.24	0.10	0.04
Net realized and unrealized gain (loss) on investments	$1.07		1.98		0.71		0.98	2.29	(3.47)
Total from investment operations	$1.20		2.21		0.90		1.22	2.39	(3.43)
Less distributions from:
Net investment income	$0.26		0.21		0.25		0.11	0.08	0.05
Total distributions	$0.26		0.21		0.25		0.11	0.08	0.05
Net asset value, end of period	$16.78		15.84		13.84		13.19	12.08	9.77
Total Return(2)%	7.70		16.10		6.95		10.15	24.59	(25.96)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$168,526		173,014		178,828		219,889	257,448	211,470
Ratios to average net assets:
Expenses(3)%	0.69	†	0.69		0.70		0.69	0.70	0.72
Net investment income(3)%	1.55	†	1.58		1.47		1.61	0.91	0.51
Portfolio turnover rate %	54		83		94		16	251	304

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is more than $(0.005).

†  Impact of waiving advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING VP VALUE OPPORTUNITY PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$15.72		13.77		13.12		12.03	9.75	13.24
Income (loss) from investment operations:
Net investment income	$0.10	*	0.19	*	0.16	*	0.13	0.04	0.01
Net realized and unrealized gain (loss) on investments	$1.07		1.96		0.71		1.05	2.31	(3.46)
Total from investment operations	$1.17		2.15		0.87		1.18	2.35	(3.45)
Less distributions from:
Net investment income	$0.22		0.20		0.22		0.09	0.07	0.04
Total distributions	$0.22		0.20		0.22		0.09	0.07	0.04
Net asset value, end of period	$16.67		15.72		13.77		13.12	12.03	9.75
Total Return(1)%	7.60		15.77		6.76		9.88	24.21	(26.12)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$27,915		28,391		30,125		3,505	2,277	1,092
Ratios to average net assets:
Expenses(2)%	0.94	†	0.94		0.95		0.94	0.95	0.97
Net investment income(2)%	1.30	†	1.32		1.18		1.36	0.64	0.26
Portfolio turnover rate %	54		83		94		16	251	304

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on expense ratio.

See Accompanying Notes to Financial Statements

ING VP INTERMEDIATE BOND PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2007		December 20, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.96		13.53
Income (loss) from investment operations:
Net investment income	$0.31		0.02
Net realized and unrealized loss on investments	$(0.19)		(0.06)
Total from investment operations	$0.12		(0.04)
Less distributions from:
Net investment income	$—		0.53
Total distributions	$—		0.53
Net asset value, end of period	$13.08		12.96
Total Return(2)%	0.93		(0.30)
Ratios and Supplemental Data:
Net assets, end of period (millions)	$0	**	0	**
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.99		0.99
Net expenses after expense waiver(3)%	0.99	†	0.99	†
Net investment income after expense waiver(3)%	4.86	†	6.82	†
Portfolio turnover rate %	197		390

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$12.96		12.97		13.14	14.15	13.53	12.95
Income (loss) from investment operations:
Net investment income	$0.35		0.65	*	0.54	0.53	0.56	0.45
Net realized and unrealized gain (loss) on investments	$(0.20)		(0.12)		(0.13)	0.13	0.29	0.63
Total from investment operations	$0.15		0.53		0.41	0.66	0.85	1.08
Less distributions from:
Net investment income	$—		0.54		0.51	1.11	0.11	0.43
Net realized gains on investments	$—		—		0.07	0.56	0.12	0.07
Total distributions	$—		0.54		0.58	1.67	0.23	0.50
Net asset value, end of period	$13.11		12.96		12.97	13.14	14.15	13.53
Total Return(2)%	1.16		4.06		3.14	4.88	6.30	8.33
Ratios and Supplemental Data:
Net assets, end of period (millions)	$2,014		1,909		1,148	1,093	1,126	1,206
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.49		0.49		0.49	0.48	0.50	0.49
Net expenses after expense waiver(3)%	0.49	†	0.49	†	0.49	0.48	0.50	0.49
Net investment income after expense waiver(3)%	5.34	†	4.97	†	4.14	3.79	3.77	3.50
Portfolio turnover rate %	197		390		589	407	521	565

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $500,000.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING VP INTERMEDIATE BOND PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30,		Year Ended December 31,					May 3, 2002(1) to December 31,
	2007		2006		2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$12.89		12.91		13.09	14.13	13.53	13.05
Income (loss) from investment operations:
Net investment income	$0.33	*	0.61	*	0.41	0.40	0.49	0.16
Net realized and unrealized gain (loss) on investments	$(0.20)		(0.12)		(0.03)	0.22	0.32	0.81
Total from investment operations	$0.13		0.49		0.38	0.62	0.81	0.97
Less distributions from:
Net investment income	$—		0.51		0.49	1.10	0.09	0.42
Net realized gains on investments	$—		—		0.07	0.56	0.12	0.07
Total distributions	$—		0.51		0.56	1.66	0.21	0.49
Net asset value, end of period	$13.02		12.89		12.91	13.09	14.13	13.53
Total Return(2)%	1.01		3.77		2.94	4.58	6.04	7.45
Ratios and Supplemental Data:
Net assets, end of period (millions)	$850		621		617	301	71	50
Ratios to average net assets:
Gross expenses prior to expense waiver(3)%	0.74		0.74		0.74	0.73	0.75	0.74
Net expenses after expense waiver(3)%	0.74	†	0.74	†	0.74	0.73	0.75	0.74
Net investment income after expense waiver(3)%	5.09	†	4.69	†	3.94	3.52	3.52	3.25
Portfolio turnover rate %	197		390		589	407	521	565

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING VP MONEY MARKET PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.40		13.17		12.94	12.94	13.03	13.33
Income (loss) from investment operations:
Net investment income	$0.33	*	0.63	*	0.39	0.15	0.08	0.21
Net realized and unrealized gain (loss) on investments	$(0.01)		0.00	**	(0.01)	(0.01)	0.03	—
Total from investment operations	$0.32		0.63		0.38	0.14	0.11	0.21
Less distributions from:
Net investment income	$0.55		0.40		0.15	0.14	0.20	0.51
Total distributions	$0.55		0.40		0.15	0.14	0.20	0.51
Net asset value, end of period	$13.17		13.40		13.17	12.94	12.94	13.03
Total Return(1)%	2.53		4.88		2.98	1.06	0.92	1.66
Ratios and Supplemental Data:
Net assets, end of period (millions)	$1,555		1,356		1,073	1,101	1,238	1,552
Ratios to average net assets:
Expenses(2)%	0.33		0.34		0.35	0.34	0.35	0.34
Net investment income(2)%	5.04		4.79		2.93	1.11	0.91	1.63

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

*  Calculated using average number of shares outstanding throughout the period.

**  Amount is less than $0.005.

See Accompanying Notes to Financial Statements

ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO (UNAUDITED)

FINANCIAL
HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30,	Year Ended December 31,
	2007	2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$4.58	4.27	3.82	3.87	2.66	4.53
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.01)	(0.02)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	$0.50	0.32	0.47	(0.02)	1.23	(1.84)
Total from investment operations	$0.49	0.31	0.45	(0.05)	1.21	(1.87)
Net asset value, end of period	$5.07	4.58	4.27	3.82	3.87	2.66
Total Return(1)%	10.70	7.26	11.78	(1.29)	45.49	(41.28)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$80,876	81,599	84,523	86,291	97,742	45,559
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment(2)%	1.09	1.08	1.06	1.05	1.10	1.12
Net expenses after expense reimbursement/recoupment(2)(3)%	1.09	1.08	1.06	1.05	1.11	1.11
Net investment loss after expense reimbursement/recoupment(2)(3)%	(0.35)	(0.29)	(0.48)	(0.67)	(0.88)	(0.89)
Portfolio turnover rate %	42	129	118	163	15	61

	Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	July 20, 2005(4) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$4.56	4.27	3.90
Income (loss) from investment operations:
Net investment loss	$(0.01)	(0.02)	(0.01)
Net realized and unrealized gain on investments	$0.49	0.31	0.38
Total from investment operations	$0.48	0.29	0.37
Net asset value, end of period	$5.04	4.56	4.27
Total Return(1)%	10.53	6.79	9.49
Ratios and Supplemental Data:
Net assets, end of period (000's)	$588	551	78
Ratios to average net assets:
Gross expenses prior to expense reimbursement(2)%	1.34	1.33	1.31
Net expenses after expense reimbursement(2)(3)%	1.34	1.33	1.31
Net investment loss after expense reimbursement(2)(3)%	(0.59)	(0.51)	(0.73)
Portfolio turnover rate %	42	129	118

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(4)  Commencement of operations.

See Accompanying Notes to Financial Statements

ING VP INTERNATIONAL EQUITY PORTFOLIO (UNAUDITED)

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2007		December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$12.21		12.21
Income (loss) from investment operations:
Net investment income (loss)	$0.13		(0.00	)*
Net realized and unrealized gain on investments	$0.80		—
Total from investment operations	$0.93		(0.00	)*
Less distributions from:
Net investment income	$0.25		—
Total distributions	$0.25		—
Net asset value, end of period	$12.89		12.21
Total Return(2)%	7.75		—
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1		1
Ratios to average net assets:
Gross expenses prior to expense
reimbursement/recoupment(3)%	1.47		1.49
Net expenses after expense reimbursement/recoupment(3)(4)%	1.47	†	1.49
Net investment income (loss) after expense reimbursement/recoupment(3)(4)%	2.15	†	(1.49)
Portfolio turnover rate %	37		79

	Class I
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$12.29		10.11	8.74	7.55	5.78	7.90
Income (loss) from investment operations:
Net investment income	$0.16		0.24	0.14	0.07	0.06	0.03
Net realized and unrealized gain (loss) on investments	$0.82		2.11	1.32	1.21	1.78	(2.13)
Total from investment operations	$0.98		2.35	1.46	1.28	1.84	(2.10)
Less distributions from:
Net investment income	$0.25		0.17	0.09	0.09	0.07	0.02
Total distributions	$0.25		0.17	0.09	0.09	0.07	0.02
Net asset value, end of period	$13.02		12.29	10.11	8.74	7.55	5.78
Total Return(2)%	8.11		23.48	16.87	17.17	32.05	(26.68)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$82,838		78,573	61,464	52,505	40,537	28,917
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment(3)%	0.97		0.99	1.00	0.95	1.38	1.46
Net expenses after expense reimbursement/recoupment(3)(4)%	0.97	†	0.99	1.14	1.15	1.15	1.15
Net investment income after expense reimbursement/recoupment(3)(4)%	2.53	†	2.27	1.51	1.00	1.04	0.40
Portfolio turnover rate %	37		79	97	137	85	266

(1)  Commencement of operations.

(2)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)  Annualized for periods less than one year.

(4)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Amount is more than $(0.005).

†  Impact of waiving the advisory fee the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

ING VP INTERNATIONAL EQUITY PORTFOLIO (UNAUDITED) (CONTINUED)

FINANCIAL
HIGHLIGHTS

	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006		2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$12.21		10.05		8.70	7.53	5.78	7.90
Income (loss) from investment operations:
Net investment income (loss)	$0.15	*	0.19	*	0.09	0.05	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	$0.80		2.13		1.33	1.21	1.82	(2.13)
Total from investment operations	$0.95		2.32		1.42	1.26	1.81	(2.12)
Less distributions from:
Net investment income	$0.23		0.16		0.07	0.09	0.06	—
Total distributions	$0.23		0.16		0.07	0.09	0.06	—
Net asset value, end of period	$12.93		12.21		10.05	8.70	7.53	5.78
Total Return(1)%	7.87		23.24		16.53	16.87	31.62	(26.84)
Ratios and Supplemental Data:
Net assets, end of period (000's)	$1,381		875		353	265	197	8
Ratios to average net assets:
Gross expenses prior to expense reimbursement/recoupment(2)%	1.22		1.24		1.25	1.20	1.63	1.71
Net expenses after expense reimbursement/recoupment(2)(3)%	1.22	†	1.24		1.39	1.40	1.40	1.40
Net investment income after expense reimbursement/recoupment(2)(3)%	2.40	†	1.70		1.16	0.68	0.79	0.15
Portfolio turnover rate %	37		79		97	137	85	266

(1)  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)  Annualized for periods less than one year.

(3)  The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*  Calculated using average number of shares outstanding throughout the period.

†  Impact of waiving the advisory fee the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Product Funds are comprised of ING VP Balanced Portfolio, Inc., ING Variable Funds, ING Variable Portfolios, Inc., ING VP Intermediate Bond Portfolio and ING VP Money Market Portfolio (collectively, "Registrants"), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended ("1940 Act").

ING VP Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one portfolio, ING VP Balanced Portfolio ("Balanced"). ING Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one portfolio, ING VP Growth and Income Portfolio ("Growth and Income"). ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has eight separate portfolios. The five portfolios that are in this report are: ING VP Growth Portfolio ("Growth"), ING VP Small Company Portfolio ("Small Company"), ING VP Value Opportunity Portfolio ("Value Opportunity"), ING VP Global Science and Technology Portfolio ("Global Science and Technology") and ING VP International Equity Portfolio ("International Equity"). ING VP Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one portfolio, ING VP Intermediate Bond Portfolio ("Intermediate Bond"). ING VP Money Market Portfolio is a business trust under the laws of Massachusetts on January 25, 1984 with one portfolio, ING VP Money Market Portfolio ("Money Market"). Each of the portfolios is a "Portfolio" and collectively, they are the "Portfolios".

The following is a brief description of each Portfolio's investment objective:

•  Balanced seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents;

•  Growth and Income seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock;

•  Growth seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stock believed to offer growth potential;

•  Small Company seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities of companies with smaller market capitalizations;

•  Value Opportunity seeks growth of capital primarily through investment in a diversified portfolio of common stocks;

•  Intermediate Bond seeks to maximize total return consistent with reasonable risk by investing in a diversified portfolio consisting primarily of debt securities;

•  Money Market seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments;

•  Global Science and Technology seeks long-term capital appreciation; and

•  International Equity seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States.

Each Portfolio offers Class I and Class S shares. Each Portfolio except, Small Company, Money Market and Global Science and Technology offers Adviser ("ADV") Class shares. The three classes differ principally in applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution, and shareholder servicing fees.

Shares of the Portfolios may be offered to segregated asset accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies. Shares may also be offered to qualified pension and retirement plans outside the variable contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of the companies under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

ING Investments, LLC ("ING Investments'' or the "Investment Adviser"), an Arizona limited liability company, serves as the investment adviser to the Portfolios. ING Investments has engaged ING Investment Management Co. ("ING IM''), a Connecticut corporation, to serve as the Sub-Adviser to each Portfolio, with the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

exception of Global Science and Technology. ING Funds Distributor, LLC ("IFD" or the "Distributor") is the principal underwriter of the Portfolios. ING Investments, ING IM and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES`

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios' valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios' Board of Directors/Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value ("NAV") may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange ("NYSE") is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV. Investments in securities maturing in 60 days or less at the date of valuation are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities' current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Portfolio, with the exception of Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Growth, Small Company, Value Opportunity, Money Market and Global Science and Technology declare and pay dividends annually. Growth and Income and Intermediate Bond declare and pay dividends semi-annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

F.  Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to requlated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.  Securities Lending. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. A Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.  Illiquid and Restricted Securities. The Portfolios may not invest more than 15% (10% for Money Market)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of their net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K.  Delayed Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolios' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price.

L.  Mortgage Dollar Roll Transactions. Balanced, Growth and Income, Value Opportunity, Global Science and Technology, International Equity and Money Market Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

M.  Options Contracts. Each Portfolio, with the exception of Money Market, may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

N.  Swap Contracts. Each Portfolio, with the exception of Money Market, may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation.

O.  Reverse Repurchase Agreements. A reverse repurchase agreement involves the sale of a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for a Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as a leveraging technique, may increase a Portfolio's yield; however, such transactions also increase a Portfolio's risk to capital and may result in a shareholder's loss of principal.

P.  Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2007, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Balanced	$638,559,045	$794,091,162
Growth and Income	2,261,025,642	2,465,896,954
Growth	238,652,781	238,463,701
Small Company	266,234,432	249,198,905
Value Opportunity	105,739,389	125,260,977
Intermediate Bond	972,296,802	855,918,016
Global Science and Technology	33,804,457	41,800,302
International Equity	29,991,163	30,402,005

U.S. Government securities not included above were as follows:

	Purchases	Sales
Balanced	$608,876,873	$546,107,994
Intermediate Bond	5,020,843,514	4,893,455,227

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into investment management agreements ("Investment Management Agreements") with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Balanced	0.500%
Growth and Income	0.500% on first $10 billion; 0.450% on next $5 billion; and 0.425% over $15 billion
Growth	0.600%
Small Company	0.750%
Value Opportunity	0.600%
Intermediate Bond	0.400%
Money Market	0.250%
Global Science and Technology	0.950%
International Equity	0.850%

The Investment Adviser entered into a sub-advisory agreements with ING IM. ING IM acts as sub-adviser to all Portfolios except for Global Science and Technology. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios' assets in accordance with the Portfolios' investment objectives, policies, and limitations.

BlackRock Advisors, LLC, ("BlackRock"), serves as Sub-Adviser to Global Science and Technology pursuant to a Sub-Advisory Agreement effective April 1, 2004 between the Investment Adviser and BlackRock.

Effective November 1, 2006, certain ING Portfolios sub-advised by ING IM are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios. As of June 30, 2007, Balanced, Growth and Income, Growth, Small Company, Value Opportunity, Intermediate Bond and International Equity waived $18,856, $29,562, $422, $6,810, $401, $50,122 and $187, respectively. These fees are not subject to recoupment.

Pursuant to administration agreements, ING Funds Services, LLC ("IFS"), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers.

IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each ADV Class shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the "Plan"). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class shares.

Class S shares of the Portfolios have adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby the Distributor is compensated by the Portfolios for expenses incurred in the distribution of each Portfolio's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2007, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Sharholder Service and Distribution Fees	Total
Balanced	$470,184	$52,012	$2,162	$524,358
Growth and Income	1,259,390	138,925	1,109	1,399,424
Growth	101,741	9,338	6,051	117,130
Small Company	365,042	26,882	505	392,429
Value Opportunity	98,496	9,041	5,843	113,380
Intermediate Bond	926,244	128,874	173,416	1,228,534
Money Market	313,936	69,064	—	383,000
Global Science and Technology	63,849	3,696	120	67,665
International Equity	58,899	3,811	259	62,969

The Registrants have adopted a Deferred Compensation Plan (the "Policy"), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors' fees payable. Deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Policy.

At June 30, 2007, the following indirect, wholly owned subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — Balanced (92.01%); Growth and Income (95.76%); Growth (67.05%); Small Company (66.36%); Value Opportunity (82.78%); Intermediate Bond (37.76%); Money Market (98.14%); Global Science and Technology (97.07%); International Equity (98.33%).

ING USA Annuity and Life Insurance Company — Value Opportunity (13.71%); Intermediate Bond (29.61%).

ING LifeStyle Aggressive Growth Portfolio — Small Company (9.09%).

ING LifeStyle Growth Portfolio — Small Company (15.85%); Intermediate Bond (17.33%).

ING LifeStyle Moderate Growth Portfolio — Intermediate Bond (9.19%).

ING LifeStyle Moderate Portfolio — Intermediate Bond (4.71%).

ING National Trust — Growth (20.98%).

NOTE 7 — EXPENSE LIMITATIONS

ING Investments entered into written expense limitation agreements ("Expense Limitation Agreements") with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class ADV	Class I	Class S
Growth	1.30%	0.80%	1.05%
Small Company	N/A	0.95%	1.20%
Value Opportunity	1.30%	0.80%	1.05%
Global Science and Technology	N/A	1.15%	1.40%
International Equity	1.65%	1.15%	1.40%

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assured by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio's expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Manager are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATIONS (continued)

As of June 30, 2007, the Portfolios have no reimbursed fees that are subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreements are contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — BORROWINGS

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement ") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the portfolios; and (3) enable the portfolios to meet other emergency expenses as defined in the Credit Agreement. The portfolios to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Portfolios will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. The following Portfolios utilized the line of credit during the six months ended June 30, 2007:

	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
Growth and Income	1	$19,860,000	5.74%
Growth	5	702,000	5.74
Small Company	1	3,840,000	5.67
Intermediate Bond	1	4,230,000	5.74
Global Science and Technology	4	890,000	5.74
International Equity	1	1,000,000	5.75

During the six months ended June 30, 2007, Balanced did not enter into any reverse repurchase agreements.

NOTE 9 — OPTIONS WRITTEN

Transactions in written options for Growth & Income for the six months ended June 30, 2007 were as follows:

	Number of Contracts	Premium
Balance at 12/31/06	150,000	$178,500
Options Written	614,000	1,693,987
Options Terminated in Closing Purchase Transactions	(190,000)	(555,107)
Options Expirations	(150,000)	(178,500)
Balance at 06/30/07	424,000	$1,138,880

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2007	December 29, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Balanced (Number of Shares)
Shares sold	2	68	141,531	4,878,404	44,498	102,380
Shares issued in merger	—	—	—	974,709	—	599,724
Dividends reinvested	—	—	5,397,784	2,095,112	48,696	5,132
Shares redeemed	—	—	(7,918,227)	(17,759,754)	(92,785)	(207,251)
Net increase (decrease) in shares outstanding	2	68	(2,378,912)	(9,811,529)	409	499,985
Balanced ($)
Shares sold	$28	$1,000	$2,063,664	$67,433,818	$643,657	$1,409,005
Proceeds issued in merger	—	—	—	13,476,644	—	8,269,170
Dividends reinvested	—	—	74,921,236	28,870,646	672,985	70,509
Shares redeemed	—	—	(115,150,362)	(248,353,965)	(1,337,874)	(2,858,884)
Net increase (decrease)	$28	$1,000	$(38,165,462)	$(138,572,857)	$(21,232)	$6,889,800

(1)  Commencement of Operations

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2007	December 20, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Growth and Income (Number of Shares)
Shares sold	1	43	127,308	1,044,630	38,392	112,415
Dividends reinvested	—	—	—	1,528,513	—	1,970
Shares redeemed	—	—	(12,099,251)	(21,948,383)	(16,460)	(27,677)
Net increase (decrease) in shares outstanding	1	43	(11,971,943)	(19,375,240)	21,932	86,708
Growth and Income ($)
Shares sold	$10	$1,000	$3,041,424	$24,293,092	$933,916	$2,450,803
Dividends reinvested	—	—	—	35,950,900	—	46,207
Shares redeemed	—	—	(291,490,405)	(481,867,035)	(388,104)	(602,247)
Net increase (decrease)	$10	$1,000	$(288,448,981)	$(421,623,043)	$545,812	$1,894,763
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2007	December 29, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Growth (Number of Shares)
Shares sold	34,935	94	543,469	4,813,793	83,775	5,711
Shares issued in merger	260,859	—	294,101	—	2,834,516	—
Dividends reinvested	493	—	29,544	10,584	3,866	—
Shares redeemed	(28,115)	—	(2,788,179)	(4,206,698)	(920,494)	(7,478)
Net increase (decrease) in shares outstanding	268,172	94	(1,921,065)	617,679	2,001,663	(1,767)
Growth ($)
Shares sold	$379,204	$1,000	$5,942,624	$51,157,509	$915,256	$59,075
Proceeds issued in merger	2,856,192	—	3,220,605	—	30,774,830	—
Dividends reinvested	5,295	—	317,595	113,349	41,178	—
Shares redeemed	(313,034)	—	(30,546,037)	(43,763,130)	(9,962,042)	(77,824)
Net increase (decrease)	$2,927,657	$1,000	$(21,065,213)	$7,507,728	$21,769,222	$(18,749)

	Class I		Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Small Company (Number of Shares)
Shares sold	3,656,271	6,746,441	18,672	822,424
Dividends reinvested	4,011,153	2,874,293	17,941	587,427
Shares redeemed	(2,531,499)	(4,186,153)	(14,971)	(4,494,836)
Net increase (decrease) in shares outstanding	5,135,925	5,434,581	21,642	(3,084,985)
Small Company ($)
Shares sold	$74,466,906	$143,089,598	$396,556	$18,611,859
Dividends reinvested	77,335,035	60,192,208	343,383	12,277,239
Shares redeemed	(53,585,089)	(90,027,948)	(309,292)	(96,289,442)
Net increase (decrease)	$98,216,852	$113,253,858	$430,647	$(65,400,344)

(1)  Commencement of Operations

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2007	December 29, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Value Opportunity (Number of Shares)
Shares sold	1	64	48,700	163,605	14,325	10,706
Dividends reinvested	—	—	171,661	176,547	24,430	29,063
Shares redeemed	—	—	(1,099,776)	(2,338,568)	(170,595)	(421,907)
Net increase (decrease) in shares outstanding	1	64	(879,415)	(1,998,416)	(131,840)	(382,138)
Value Opportunity ($)
Shares sold	$10	$1,000	$780,109	$2,340,296	$232,358	$152,377
Dividends reinvested	—	—	2,729,402	2,514,028	385,996	411,247
Shares redeemed	—	—	(17,872,459)	(34,295,707)	(2,760,439)	(6,091,700)
Net increase (decrease)	$10	$1,000	$(14,362,948)	$(29,441,383)	$(2,142,085)	$(5,528,076)
	Class ADV		Class I		Class S
	Six Months Ended June 30, 2007	December 20, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Intermediate Bond (Number of Shares)
Shares sold	1	75	25,353,716	68,647,762	19,909,494	31,962,510
Shares issued in merger	—	—	—	222,036	—	—
Dividends reinvested	—	—	—	5,842,808	—	1,815,268
Shares redeemed	—	—	(18,977,738)	(15,931,235)	(2,783,748)	(33,432,290)
Net increase in shares outstanding	1	75	6,375,978	58,781,371	17,125,746	345,488
Intermediate Bond ($)
Shares sold	$10	$1,000	$332,396,693	$896,296,588	$259,760,646	$416,941,141
Proceeds issued in merger	—	—	—	2,862,609	—	—
Dividends reinvested	—	—	—	75,836,918	—	23,433,812
Shares redeemed	—	—	(249,698,344)	(209,279,344)	(36,257,848)	(429,117,715)
Net increase	$10	$1,000	$82,698,349	$765,716,771	$223,502,798	$11,257,238

	Class I
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Money Market (Number of Shares)
Shares sold	18,956,584	32,751,915
Dividends reinvested	4,428,411	2,488,618
Shares redeemed	(6,546,307)	(15,506,729)
Net increase in shares outstanding	16,838,688	19,733,804
Money Market ($)
Shares sold	$248,605,603	$428,969,203
Dividends reinvested	57,130,928	31,895,864
Shares redeemed	(85,774,958)	(203,348,846)
Net increase	$219,961,573	$257,516,221

	Class I		Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Global Science and Technology (Number of Shares)
Shares sold	393,709	2,971,865	4,814	127,341
Shares redeemed	(2,252,656)	(4,955,941)	(8,878)	(25,008)
Net increase (decrease) in shares outstanding	(1,858,947)	(1,984,076)	(4,064)	102,333
Global Science and Technology ($)
Shares sold	$1,863,071	$13,210,390	$22,931	$570,468
Shares redeemed	(10,767,812)	(21,885,263)	(41,580)	(107,972)
Net increase (decrease)	$(8,904,741)	$(8,674,873)	$(18,649)	$462,496

(1)  Commencement of Operations

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Class ADV		Class I		Class S
	Six Months Ended June 30, 2007	December 29, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
International Equity (Number of Shares)
Shares sold	2	82	541,153	1,515,345	50,226	54,667
Dividends reinvested	—	—	130,498	100,359	1,469	652
Shares redeemed	—	—	(700,895)	(1,305,211)	(16,623)	(18,699)
Net increase (decrease) in shares outstanding	2	82	(29,244)	310,493	35,072	36,620
International Equity ($)
Shares sold	$20	$1,000	$6,754,672	$16,604,593	$625,290	$776,636
Dividends reinvested	—	—	1,612,956	1,095,926	18,053	7,085
Shares redeemed	—	—	(8,815,547)	(14,409,328)	(203,657)	(199,489)
Net increase (decrease)	$20	$1,000	$(447,909)	$3,291,191	$439,686	$584,232

(1)  Commencement of Operations

NOTE 11 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolios' Board, the following securities have been deemed to be illiquid. Each Portfolio may invest up to 15% (10% for Money Market) of its net assets, in illiquid securities. Fair value for these securities was determined by ING Funds Valuation Committee appointed by the Portfolios' Board.

Portfolio	Security	Principal Amount	Initial Acquision Date	Cost	Value	Percent of Net Assets
Balanced	Alpine lll, 5.910%, due 08/16/14	$218,000	8/16/04	$218,085	$218,637	0.0%
	Alpine lll, 6.310%, due 08/16/14	218,000	8/16/04	218,085	218,720	0.0%
	Alpine lll, 5.110%, due 08/16/14	328,000	8/16/04	331,056	330,137	0.0%
	Alpine lll, 11.360%, due 08/16/14	560,000	8/16/04	560,945	573,782	0.1%
	FNMA, 5.460%, due 04/25/35	4,203	4/30/06	4,247	4,253	0.0%
				$1,332,418	$1,345,529	0.1%
Small Company	Dayton Superior Corp.	$236,700	12/29/06	$2,780,534	$3,195,450	0.5%
				$2,780,534	$3,195,450	0.5%
Intermediate Bond	Alpine lll, 5.910%, due 08/16/14	$1,006,000	8/16/04	$1,006,374	$1,008,939	0.0%
	Alpine lll, 6.310%, due 08/16/14	1,006,000	8/16/04	1,006,374	1,009,322	0.0%
	Alpine lll, 8.110%, due 08/16/14	1,507,000	8/16/04	1,523,111	1,516,818	0.1%
	Alpine lll, 11.360%, due 08/16/14	2,576,000	8/16/04	2,607,048	2,639,395	0.1%
	FNMA, 5.46% due 04/25/35	841	4/30/06	851	851	0.0%
				$6,143,758	$6,175,325	0.2%
Money Market	Goldman Sachs Group Inc, 5.350%, due 04/11/08	$22,000,000	4/12/07	$22,000,000	$22,000,000	1.4%
				$22,000,000	$22,000,000	1.4%

NOTE 12 — SECURITIES LENDING

Under an agreement with The Bank of New York Mellon Corporation ("BNY"), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the "Agreement"). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower's failure to return a loaned security, however there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 12 — SECURITIES LENDING (continued)

Portfolio. At June 30, 2007, the Portfolios had securities on loan with the following market values:

	Value of Securities Loaned	Value of Collateral
Balanced	$125,335,137	$128,255,000
Growth and Income	359,972,838	371,430,000
Growth	26,041,888	26,886,000
Small Company	128,080,747	131,970,000
Value Opportunity	25,336,619	26,136,000
Intermediate Bond	420,280,624	426,736,000
Money Market	393,162	402,000
Global Science and Technology	19,480,688	20,063,000
International Equity	5,994,316	6,233,000

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS

Concentration (Global Science and Technology). The Portfolio concentrates (for purposes of the 1940 Act) its assets in securities related to a particular industry, which means that at least 25% of its assets will be invested in that particular industry at all times. As a result, the Portfolio may be subject to greater market fluctuation than a portfolio which has securities representing a broader range of investment alternatives.

Foreign Securities (All Portfolios). Investments in foreign securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios investments.

Emerging Markets Investments (Intermediate Bond, Global Science and Technology and International Equity). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 14 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Balanced	$42,494,750	$33,099,538	$28,941,155	$—
Growth and Income	—	—	36,025,178	—
Growth	364,068	—	113,349	—
Small Company	10,266,371	67,412,047	6,394,186	66,075,261
Value Opportunity	3,115,416	—	2,925,275	—
Intermediate Bond	—	—	99,297,017	—
Money Market	57,130,928	—	31,895,864	—
International Equity	1,631,030	—	1,103,011	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 14 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2006 were:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation/ Depreciation	Post-October Capital Losses Deferred	Post-October Currency Losses Deferred	Capital Loss Carryforwards	Expiration Dates
Balanced	$42,481,592	$33,095,937	$62,843,492	$—	$—	$(1,148,170)	2008
						(574,085)	2009
						$(1,722,255)
Growth and Income	161,526	—	434,102,939	—	—	(2,062,659,206)	2010
						(63,082,574)	2011
						$(2,125,741,780)
Growth	362,892	—	13,625,486	—	—	(112,000,851)	2009
						(63,207,672)	2010
						$(175,208,523)
Small Company	10,259,128	67,410,628	61,870,735	—	—	—	—
Value Opportunity	3,112,822	—	28,930,128	—	—	(5,455,768)	2010
Intermediate Bond	—	—	(6,180,870)	(1,765,163)	(23,346)	(47,445)	2008
						(14,250)	2009
						(41,990)	2013
						(20,305,969)	2014
						$(20,409,654)
Money Market	57,121,313	—	(119)	—	—	(659,806)	2008
						(3,715,968)	2009
						(169)	2011
						(244,520)	2012
						$(4,620,463)
Global Science and Technology	—	—	9,656,972	—	—	(21,943,692)	2009
						(15,534,432)	2010
						(4,912,495)	2011
						$(42,390,619)
International Equity	1,627,816	—	13,658,216	—	—	(1,513,230)	2009
						(9,221,611)	2010
						$(10,734,841)

Under U.S. federal income tax law, as specified in the Internal Revenue Code (the "Code") and U.S. Treasury regulations, the Portfolios must meet various technical requirements relating to fund administration, portfolio investments, and "eligible investors" in the Portfolios. Complying with these requirements is a condition for beneficial tax treatment of certain insurance products that offer the Portfolios as investment options. The failure of the Portfolios to meet any of these complex requirements could result in an excise tax, administrative penalties imposed by the Internal Revenue Service, potential liability to insurers whose products include the Portfolios as investment options, and unanticipated costs associated with remedying a failure. It was disclosed in the Portfolio's Annual Report for the year ended December 31, 2006, that an affiliate of a Portfolio's investment adviser may have failed to limit the availability of Intermediate Bond for investment to "eligible investors" under the Code. Subsequent to the issuance of the Portfolio's Annual Report, Management determined that it was more likely than not that there had been no adverse tax or other financial consequences to the Portfolio.

NOTE 15 — REORGANIZATIONS

On January 3, 2007, VP Growth, as listed below ("Acquiring Portfolio"), acquired the assets and certain liabilities of ING Goldman Sachs Capital Growth Portfolio, also listed below ("Acquired Portfolio"), in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan or reorganization approved

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 15 — REORGANIZATIONS (continued)

by the Acquired Portfolio's shareholders. The number and value of shares issued by the Acquiring Portfolio are presented in Note 10 — Capital Share Transactions. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000's)	Total Net Assets of Acquiring Portfolio (000's)	Acquired Capital Loss Carryforward (000's)	Acquired Portfolio Unrealized Appreciation (000's)	Conversion Ratio
VP Growth	ING Goldman Sachs
	Capital Growth
	Portfolio
Class ADV	Class ADV	$2,856	$1	$740	$1,689	1.14
Class I	Class I	3,221	189,159	834	254	1.15
Class S	Class S	30,775	281	7,973	3,322	1.15
		$36,852	$189,441	$9,547	$5,265

The net assets of VP Growth after the acquisition were approximately $226,292,711.

On April 29, 2006, Balanced and Intermediate Bond as listed below (each "Acquiring Portfolio" and collectively, "Acquiring Portfolios"), acquired the assets and certain liabilities of the ING VP Convertible Portfolio, The Asset Allocation Portfolio and The Bond Portfolio, also listed below (each "Acquired Portfolio"and collectively, "Acquired Portfolios"), in a tax-free reorganization in exchange for shares of the Acquiring Portfolios, pursuant to a plan or reorganization approved by the Acquired Portfolios' shareholders. The number and value of shares issued by the Acquiring Portfolios are presented in Note 10 — Capital Share Transactions. Net assets and unrealized appreciation/depreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000's)	Total Net Assets of Acquiring Portfolio (000's)	Acquired Capital Loss Carryforward (000's)	Acquired Portfolio Unrealized Appreciation (000's)	Conversion Ratio
Balanced	ING VP
	Convertible Portfolio	$8,269	$1,224,744	$—	$231	0.81
Balanced	The Asset
	Allocation Portfolio	13,477	1,224,744	3,540	632	0.72
Intermediate Bond	The Bond Portfolio	2,863	1,890,564	104	(60)	0.74

The net assets of Balanced and Intermediate Bond after the acquisition were approximately $1,246,490,241 and $1,893,426,244, respectively.

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the U.S. Securities and Exchange Commission (the "SEC") has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For calendar year-end funds, this would be no later than their June 29, 2007 NAV and the effects of FIN 48 would be reflected in the funds' semi-annual financial statements contained in their Form N-CSR filing. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolios. To date, this analysis reflects no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157"), "Fair Value Measurements." The new accounting

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of June 30, 2007, management of the Portfolios is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 17 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

In 2004, ING Investments reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep, including ING Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, IFD, the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•  Aeltus Investment Management, Inc. (a predecessor entity to ING IM Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 17 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•  ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 17 — INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS (continued)

they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the "NH Bureau") concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of ING Investments entered into an assurance of discontinuance with the NYAG (the "NYAG Agreement") regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust ("NYSUT") and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of ING Investments, without admitting or denying the NYAG's findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG's office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the "One-Page Disclosure"). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of ING Investments entered into a consent agreement with the NH Bureau (the "NH Agreement") to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau's claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 18 — LITIGATION

On December 12, 2003, ING IM received a copy of a complaint (the "Complaint") filed in the United States Bankruptcy Court for the Southern District of New York styled Enron Corp. v. Mass Mutual Life Insurance Co., et al. Among other defendants named in the Complaint are defendants Balanced, and Intermediate Bond (the "Subject Portfolios"). The Complaint alleges that Enron Corp. ("Enron") transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the "Notes") and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the "Bankruptcy Code"). The Complaint seeks to recover from the defendants, including the Subject Portfolios, these transfers under the alternative but interrelated bankruptcy theories of preferential transfer and fraudulent conveyance. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale by ING VP Balanced Portfolio, Inc. of $23,181,757 of the Notes on or about October 29, 2001 and the sale by ING VP Bond Portfolio, Inc. of $24,963,125 of the Notes on or about October 29, 2001 are in dispute. The Complaint seeks to require the Subject Portfolios to repay to Enron the full amounts of these transfers, in which event the Subject Portfolios would be granted unsecured claims against the Enron bankruptcy estate in the amounts of the repayments. If Enron proves up the elements of preferential transfer and/or fraudulent conveyance, these are strict liability theories of recovery.

The Subject Portfolios are part of a defense group of similarly-situated defendants. Along with those and other defendants, the Subject Portfolios moved to dismiss all counts of the Complaint, contending, among other things, that section 546(e) of the Bankruptcy Code provides a complete defense.

The Bankruptcy Court denied the motion on July 1, 2005. Accordingly, the Subject Portfolios filed an answer to the Complaint on July 29, 2005. The Subject Portfolios have moved for leave to pursue an

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 18 — LITIGATION (continued)

immediate appeal (the "Appeal") of the Bankruptcy Court's decision to the District Court.

On April 4, 2006, the Securities and Exchange Commission filed a memorandum in support of the Subject Portfolio's motion for leave with the district court. In addition, the U.S. Attorney's office, on behalf of the United States of America and the Department of Treasury as well as the Governor of the Federal Reserve Board has each filed statements of interest in support of the Appeal.

The Bankruptcy Court has refused to stay discovery while the motion for leave to appeal is pending, so deposition and document discovery is continuing.

Since last update provided to the Board, Enron has settled with Lehman Brothers and their downstream investors for approximately 29.3% of their claim. The total cash that will be paid to Enron by this block of defendants is approximately $138 million and comprises approximately 42% of the total claims made in the litigation. Additionally, last year JPMorganChase settled with Enron on a global basis, including this lawsuit, for approximately $1 billion. Other smaller defendants have settled with Enron for varying amounts.

The Subject Portfolios motion for leave to appeal the denial of defendants' motion to dismiss that has been pending for over 18 months. A decision could come at any time. If the court grants our motion for leave, the settlement position improves The court is being informed of the settlements as they are reached and it is possible the courts is delaying a ruling on the motion for leave to appeal simply to keep the pressure on the parties to settle. The motion is quite strong and has been supported by amicus briefs as noted above. The message being sent to the court should be that the issue of settlement payments being a complete defense to a preference action is of extreme importance to the financial markets.

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 61.8%
		Advertising: 0.7%
1,800		Catalina Marketing Corp.	$56,700
1,800	@,L	inVentiv Health, Inc.	65,898
137,200	L	Omnicom Group	7,260,624
			7,383,222
		Aerospace/Defense: 3.1%
1,700	@,L	Armor Holdings, Inc.	147,679
17,450		Boeing Co.	1,677,992
2,300		Curtiss-Wright Corp.	107,203
2,500		DRS Technologies, Inc.	143,175
15,300		General Dynamics Corp.	1,196,766
108,400		Lockheed Martin Corp.	10,203,692
183,140		Raytheon Co.	9,869,415
171,110		United Technologies Corp.	12,136,832
			35,482,754
		Agriculture: 1.0%
19,300	@	Alliance One International, Inc.	193,965
98,605		Altria Group, Inc.	6,916,155
2,600		Universal Corp.	158,392
65,900	L	UST, Inc.	3,539,489
			10,808,001
		Airlines: 0.0%
3,900	@	Airtran Holdings, Inc.	42,588
3,400	@,L	Alaska Air Group, Inc.	94,724
12,395		Skywest, Inc.	295,373
			432,685

Shares			Value
		Apparel: 0.8%
111,700	@	Coach, Inc.	$5,293,463
2,500	@,L	CROCS, Inc.	107,575
1,200	@,L	Deckers Outdoor Corp.	121,080
6,500	@	Gymboree Corp.	256,165
9,800	@,L	Hanesbrands, Inc.	264,894
4,400	@,L	Iconix Brand Group, Inc.	97,768
7,100	L	Kellwood Co.	199,652
3,200		K-Swiss, Inc.	90,656
600		Oxford Industries, Inc.	26,604
4,400		Phillips-Van Heusen	266,508
24,400		Polo Ralph Lauren Corp.	2,393,884
1,300	@	Skechers USA, Inc.	37,960
2,000		Stride Rite Corp.	40,520
1,600	@	Timberland Co.	40,304
7,900		Wolverine World Wide, Inc.	218,909
			9,455,942
		Auto Manufacturers: 0.4%
198,800	L	Ford Motor Co.	1,872,696
3,100		Oshkosh Truck Corp.	195,052
28,000		Paccar, Inc.	2,437,120
			4,504,868
		Auto Parts & Equipment: 0.0%
9,500	L	ArvinMeritor, Inc.	210,900
3,600	@	Lear Corp.	128,196
3,300	L	Standard Motor Products, Inc.	49,599
			388,695
		Banks: 3.8%
20,400	L	Associated Banc-Corp.	667,080
318,335		Bank of America Corp.	15,563,385
2,100		Bank of Hawaii Corp.	108,444
35,100	@	Bank of New York Co., Inc.	1,454,544
800	L	Cathay General Bancorp.	26,832
1,000		Central Pacific Financial Corp.	33,010
26,400	L	Colonial BancGroup, Inc.	659,208
37,000		Comerica, Inc.	2,200,390
800		Community Bank System, Inc.	16,016
6,600		Compass Bancshares, Inc.	455,268
5,300	L	Corus Bankshares, Inc.	91,478
6,892	L	East-West Bancorp., Inc.	267,961
11,700	@@,L	First Bancorp.	128,583
4,100	L	First Financial Bancorp.	61,459
800		First Indiana Corp.	17,696
3,900		First Midwest Bancorp., Inc.	138,489
1,800		First Republic Bank	96,588
12,200		FirstMerit Corp.	255,346
4,500	L	Fremont General Corp.	48,420
4,500		Frontier Financial Corp.	101,385
2,400		Greater Bay Bancorp.	66,816
7,900		Hanmi Financial Corp.	134,774
96,600		Huntington Bancshares, Inc.	2,196,684
5,000		Independent Bank Corp.	86,050
2,200		Irwin Financial Corp.	32,934
1,200		Nara Bancorp., Inc.	19,116
5,600	L	Provident Bankshares Corp.	183,568
115,200		Regions Financial Corp.	3,813,120
2,900		Susquehanna Bancshares, Inc.	64,873
7,500		UCBH Holdings, Inc.	137,025

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Banks (continued)
7,200	L	United Bankshares, Inc.	$228,960
83,450		Wachovia Corp.	4,276,813
7,000		Webster Financial Corp.	298,690
238,800	L	Wells Fargo & Co.	8,398,596
8,000		Whitney Holding Corp.	240,800
2,500		Wilshire Bancorp., Inc.	30,450
			42,600,851
		Beverages: 0.1%
1,700	@	Hansen Natural Corp.	73,066
39,500		Pepsi Bottling Group, Inc.	1,330,360
11,400		PepsiAmericas, Inc.	279,984
			1,683,410
		Biotechnology: 0.1%
2,400	@	Arqule, Inc.	16,920
7,400	@	Biogen Idec, Inc.	395,900
1,340	@	Digene Corp.	80,467
1,100	@,L	Enzo Biochem, Inc.	16,445
1,100	@,L	Integra LifeSciences Holdings Corp.	54,362
2,500	@,L	Invitrogen Corp.	184,375
34,300	@,L	Millennium Pharmaceuticals, Inc.	362,551
3,300	@,L	PDL BioPharma, Inc.	76,890
4,300	@,L	Regeneron Pharmaceuticals, Inc.	77,056
1,400	@	Savient Pharmaceuticals, Inc.	17,388
3,500	@	Vertex Pharmaceuticals, Inc.	99,960
			1,382,314
		Building Materials: 0.4%
600	@	Drew Industries, Inc.	19,884
2,300		Florida Rock Industries, Inc.	155,250
1,500		Gibraltar Industries, Inc.	33,225
7,500		Lennox International, Inc.	256,725
300		Martin Marietta Materials, Inc.	48,606
121,200		Masco Corp.	3,450,564
3,700	L	Universal Forest Products, Inc.	156,362
			4,120,616
		Chemicals: 0.7%
3,700		Albemarle Corp.	142,561
500		Arch Chemicals, Inc.	17,570
22,800		Ashland, Inc.	1,458,060
8,600	L	Cabot Corp.	410,048
7,100		Chemtura Corp.	78,881
1,800		Ferro Corp.	44,874
4,500		HB Fuller Co.	134,505
9,400		Lubrizol Corp.	606,770
15,187	L	Lyondell Chemical Co.	563,741
25,300		Monsanto Co.	1,708,762
17,100	L	Olin Corp.	359,100
1,100	@	OM Group, Inc.	58,212
900		Penford Corp.	24,561
23,400	@,L	PolyOne Corp.	168,246
7,500		PPG Industries, Inc.	570,825
800		Quaker Chemical Corp.	18,880
2,100		Sensient Technologies Corp.	53,319
34,900		Sigma-Aldrich Corp.	1,489,183
5,000		Tronox, Inc.	70,250
3,000		Valspar Corp.	85,230
			8,063,578

Shares			Value
		Coal: 0.0%
4,900		Massey Energy Co.	$130,585
			130,585
		Commercial Services: 0.9%
11,600		ABM Industries, Inc.	299,396
2,100		Administaff, Inc.	70,329
3,000	@	Alliance Data Systems Corp.	231,840
3,600	L	Arbitron, Inc.	185,508
4,200		Bowne & Co., Inc.	81,942
1,400	@	Bright Horizons Family Solutions, Inc.	54,474
4,400	@,L	Career Education Corp.	148,588
900		Chemed Corp.	59,661
4,000	@,W	ChoicePoint, Inc.	169,800
2,600	@,L	Coinstar, Inc.	81,848
300	@	Consolidated Graphics, Inc.	20,784
63,700	@	Convergys Corp.	1,544,088
2,300	L	Corporate Executive Board Co.	149,293
1,000		CPI Corp.	69,500
7,500	L	DeVry, Inc.	255,150
2,200	@,L	Heidrick & Struggles International, Inc.	112,728
2,100	@	ITT Educational Services, Inc.	246,498
3,900		Kelly Services, Inc.	107,094
500	@	Kendle International, Inc.	18,385
11,200	@	Korn/Ferry International	294,112
8,200	@,L	Labor Ready, Inc.	189,502
2,400	@	Laureate Education, Inc.	147,984
1,600	@	Live Nation, Inc.	35,808
7,400		Manpower, Inc.	682,576
1,700	L	MAXIMUS, Inc.	73,746
55,000		McKesson Corp.	3,280,200
1,500	@,L	Midas, Inc.	34,005
23,800	@	MPS Group, Inc.	318,206
2,300	@,L	Pre-Paid Legal Services, Inc.	147,913
4,300	@,L	Quanta Services, Inc.	131,881
2,200		Rollins, Inc.	50,094
5,000	L	Sotheby's	230,100
8,700	@	Spherion Corp.	81,693
600	L	Strayer Education, Inc.	79,026
700	@	Universal Technical Institute, Inc.	17,773
510	@	Vertrue, Inc.	24,878
5,300	W	Viad Corp.	223,501
3,550	@	Volt Information Sciences, Inc.	65,462
3,500		Watson Wyatt Worldwide, Inc.	176,680
			10,192,046
		Computers: 5.0%
5,100	@	Affiliated Computer Services, Inc.	289,272
3,700	L	Agilysys, Inc.	83,250
37,900	@	Apple, Inc.	4,625,316
5,700	@	BISYS Group, Inc.	67,431
4,590	@,L	CACI International, Inc.	224,222
9,500	@	Cadence Design Systems, Inc.	208,620
6,700	@	Ceridian Corp.	234,500
9,700	@,L	Ciber, Inc.	79,346
16,100	@	Computer Sciences Corp.	952,315

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Computers (continued)
265,800	@	Dell, Inc.	$7,588,590
1,500	@,L	DST Systems, Inc.	118,815
77,400		Electronic Data Systems Corp.	2,146,302
348,100	@	EMC Corp.	6,300,610
300		Factset Research Systems, Inc.	20,505
260,300		Hewlett-Packard Co.	11,614,586
5,900		Imation Corp.	217,474
147,950		International Business Machines Corp.	15,571,738
1,900		Jack Henry & Associates, Inc.	48,925
42,900	@	Lexmark International, Inc.	2,115,399
2,000	@	Manhattan Associates, Inc.	55,820
1,600	@,L	Mercury Computer Systems, Inc.	19,520
3,337	@,L	Micros Systems, Inc.	181,533
58,500	@,L	Network Appliance, Inc.	1,708,200
1,600	@,L	Palm, Inc.	25,616
1,000	@,L	Radisys Corp.	12,400
26,000	@,L	Sandisk Corp.	1,272,440
9,700	@,L	SRA International, Inc.	245,022
3,500	@	SYKES Enterprises, Inc.	66,465
16,800	@	Synopsys, Inc.	444,024
14,400	@,L	Western Digital Corp.	278,640
			56,816,896
		Cosmetics/Personal Care: 1.2%
9,000		Alberto-Culver Co.	213,480
600	@,L	Chattem, Inc.	38,028
16,200	L	Estee Lauder Cos., Inc.	737,262
215,392		Procter & Gamble Co.	13,179,836
			14,168,606
		Distribution/Wholesale: 0.0%
6,100	L	Building Materials Holding Corp.	86,559
2,700		CDW Corp.	229,419
2,400	@	Ingram Micro, Inc.	52,104
			368,082
		Diversified Financial Services: 4.4%
3,500		AG Edwards, Inc.	295,925
18,800		American Express Co.	1,150,184
5,200	@,L	AmeriCredit Corp.	138,060
285,465		Citigroup, Inc.	14,641,500
3,500		Financial Federal Corp.	104,370
45,450		Goldman Sachs Group, Inc.	9,851,288
3,500	L	IndyMac Bancorp., Inc.	102,095
2,300	@,L	Investment Technology Group, Inc.	99,659
6,100		Jefferies Group, Inc.	164,578
235,800		JP Morgan Chase & Co.	11,424,510
2,600	@,L	LaBranche & Co., Inc.	19,188
16,400		Lehman Brothers Holdings, Inc.	1,222,128
37,410		Merrill Lynch & Co., Inc.	3,126,728
77,200		Morgan Stanley	6,475,536
1,200	@	Piper Jaffray Cos.	66,876
12,500		Raymond James Financial, Inc.	386,250
16,700		SLM Corp.	961,586
1,450		SWS Group, Inc.	31,349

Shares			Value
1,400	@	TradeStation Group, Inc.	$16,310
400	@	World Acceptance, Corp.	17,092
			50,295,212
		Electric: 2.1%
2,200		Allete, Inc.	103,510
17,700	@	Aquila, Inc.	72,393
600	L	Central Vermont Public Service Corp.	22,608
81,400		Edison International	4,568,168
6,900	@	El Paso Electric Co.	169,464
7,400		Energy East Corp.	193,066
81,400		Entergy Corp.	8,738,290
25,400		MDU Resources Group, Inc.	712,216
17,000		Northeast Utilities	482,120
6,800		NSTAR	220,660
10,000		OGE Energy Corp.	366,500
12,500		Pepco Holdings, Inc.	352,500
64,500		Public Service Enterprise Group, Inc.	5,661,810
5,500		Puget Energy, Inc.	132,990
2,200	@	Sierra Pacific Resources	38,632
21,700		TXU Corp.	1,460,410
8,400		Westar Energy, Inc.	203,952
			23,499,289
		Electrical Components & Equipment: 0.1%
2,100	@	Advanced Energy Industries, Inc.	47,586
6,800	W	Ametek, Inc.	269,824
2,100		Belden Cdt, Inc.	116,235
600	@	Energizer Holdings, Inc.	59,760
1,800	@	Greatbatch, Inc.	58,320
2,100	@,L	Littelfuse, Inc.	70,917
3,300	@	Magnetek, Inc.	16,995
1,300		Vicor Corp.	17,199
			656,836
		Electronics: 0.4%
8,400		Amphenol Corp.	299,460
1,100		Analogic Corp.	80,861
5,000	@,L	Avnet, Inc.	198,200
500		Bel Fuse, Inc.	17,015
3,600	@	Benchmark Electronics, Inc.	81,432
3,400	@	Checkpoint Systems, Inc.	85,850
8,190	@,L	Coherent, Inc.	249,877
4,300		CTS Corp.	54,438
3,500		Cubic Corp.	105,630
1,700	@,L	Cymer, Inc.	68,340
1,100	@	Dionex Corp.	78,089
3,600	@	FEI Co.	116,856
700	@,L	Flir Systems, Inc.	32,375
13,500		Gentex Corp.	265,815
700	@,L	Itron, Inc.	54,558
1,300		Keithley Instruments, Inc.	16,315
3,900	@	Kemet Corp.	27,495
7,000		Methode Electronics, Inc.	109,550
2,500		National Instruments Corp.	81,425
3,700	@	Photon Dynamics, Inc.	40,330
2,300	@	Planar Systems, Inc.	17,227
900	@	Plexus Corp.	20,691
600		Technitrol, Inc.	17,202
38,100		Tektronix, Inc.	1,285,494
10,400	@	Thomas & Betts Corp.	603,200

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Electronics (continued)
5,880	@	Trimble Navigation Ltd.	$189,336
5,000	@,L	Varian, Inc.	274,150
16,700	@	Vishay Intertechnology, Inc.	264,194
1,600		Woodward Governor Co.	85,872
3,000		X-Rite, Inc.	44,310
			4,865,587
		Energy-Alternate Sources: 0.0%
5,100	@,L	Headwaters, Inc.	88,077
			88,077
		Engineering & Construction: 0.2%
3,300	@	Dycom Industries, Inc.	98,934
5,200	@	EMCOR Group, Inc.	379,080
7,900		Granite Construction, Inc.	507,022
11,700	@,L	Jacobs Engineering Group, Inc.	672,867
12,700	@	KBR, Inc.	333,121
2,700	@,L	Shaw Group, Inc.	124,983
3,000	@	URS Corp.	145,650
			2,261,657
		Entertainment: 0.0%
500		International Speedway Corp.	26,355
4,100	@,L	Macrovision Corp.	123,246
2,100	@	Pinnacle Entertainment, Inc.	59,115
			208,716
		Environmental Control: 0.1%
5,950	@,L	Waste Connections, Inc.	179,928
10,900		Waste Management, Inc.	425,645
			605,573
		Food: 0.9%
5,990		Corn Products International, Inc.	272,246
16,900	@	Dean Foods Co.	538,603
3,400		Flowers Foods, Inc.	113,424
141,617		General Mills, Inc.	8,273,265
2,900	@	Hain Celestial Group, Inc.	78,706
3,579		Hormel Foods Corp.	133,676
800		J&J Snack Foods Corp.	30,192
1,600	L	Nash Finch Co.	79,200
400	@	Ralcorp Holdings, Inc.	21,380
4,100	L	Ruddick Corp.	123,492
1,800	L	Sanderson Farms, Inc.	81,036
11,600	@	Smithfield Foods, Inc.	357,164
600	L	Spartan Stores, Inc.	19,746
2,600	@	TreeHouse Foods, Inc.	69,186
			10,191,316
		Forest Products & Paper: 0.1%
5,300	L	Bowater, Inc.	132,235
4,500	@	Buckeye Technologies, Inc.	69,615
1,800		Neenah Paper, Inc.	74,268
6,900		Rock-Tenn Co.	218,868
500		Schweitzer-Mauduit International, Inc.	15,500
4,900		Wausau Paper Corp.	65,660
			576,146
		Gas: 0.2%
3,700		AGL Resources, Inc.	149,776
800		Atmos Energy Corp.	24,048

Shares			Value
700		Cascade Natural Gas Corp.	$18,487
8,446		Energen Corp.	464,023
9,000		KeySpan Corp.	377,820
3,700		Northwest Natural Gas Co.	170,903
4,800		Southern Union Co.	156,432
6,100		Southwest Gas Corp.	206,241
15,130		UGI Corp.	412,746
9,800		WGL Holdings, Inc.	319,872
			2,300,348
		Hand/Machine Tools: 0.2%
26,600		Black & Decker Corp.	2,349,046
7,700		Snap-On, Inc.	388,927
			2,737,973
		Healthcare-Products: 1.2%
6,100	@,L	Advanced Medical Optics, Inc.	212,768
1,200	@	Arthrocare Corp.	52,692
22,800		Baxter International, Inc.	1,284,552
2,700	@,L	Biolase Technology, Inc.	16,389
12,500		Biomet, Inc.	571,500
5,200	@	Cytyc Corp.	224,172
400		Datascope Corp.	15,312
14,444		Densply International, Inc.	552,627
8,700	@,L	Edwards Lifesciences Corp.	429,258
3,700	@	Gen-Probe, Inc.	223,554
4,000	@	Haemonetics Corp.	210,440
4,100	@,L	Henry Schein, Inc.	219,063
3,334	@,L	Hologic, Inc.	184,404
1,000	@	ICU Medical, Inc.	42,940
1,586	@,L	Idexx Laboratories, Inc.	150,083
2,400	@,L	Immucor, Inc.	67,128
1,000	@,L	Intuitive Surgical, Inc.	138,770
124,000		Johnson & Johnson	7,640,880
1,200	L	LCA-Vision, Inc.	56,712
3,200	L	Mentor Corp.	130,176
3,100	@	Osteotech, Inc.	22,320
2,000	@,L	Palomar Medical Technologies, Inc.	69,420
1,500	@	Possis Medical, Inc.	16,320
4,800	@,L	PSS World Medical, Inc.	87,456
3,657	@	Respironics, Inc.	155,752
2,800	@,L	SurModics, Inc.	140,000
4,900	@,L	Techne Corp.	280,329
			13,195,017
		Healthcare-Services: 1.4%
16,200		Aetna, Inc.	800,280
8,000	@	AMERIGROUP Corp.	190,400
2,300	@,L	Amsurg Corp.	55,522
5,600	@,L	Centene Corp.	119,952
33,650	@	Coventry Health Care, Inc.	1,939,923
1,100	@	Genesis HealthCare Corp.	75,262
3,200	@	Gentiva Health Services, Inc.	64,192
8,300	@	Health Net, Inc.	438,240
2,200	@,L	Healthways, Inc.	104,214
37,400	@	Humana, Inc.	2,278,034
9,000	@	Lincare Holdings, Inc.	358,650
5,400	@	Pediatrix Medical Group, Inc.	297,810
3,200	@,L	Sierra Health Services, Inc.	133,056
1,300	@	Sunrise Senior Living, Inc.	51,987
4,200	@	Triad Hospitals, Inc.	225,792
125,800		UnitedHealth Group, Inc.	6,433,412
3,100	@	WellCare Health Plans, Inc.	280,581
24,440	@	WellPoint, Inc.	1,951,045
			15,798,352

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Holding Companies-Diversified: 0.0%
8,600	L	Leucadia National Corp.	$303,150
			303,150
		Home Builders: 0.2%
3,700	@,L	Champion Enterprises, Inc.	36,371
35,800	L	KB Home	1,409,446
7,600	L	MDC Holdings, Inc.	367,536
300	@,L	NVR, Inc.	203,925
8,177		Thor Industries, Inc.	369,110
3,000	L	Winnebago Industries	88,560
			2,474,948
		Home Furnishings: 0.0%
1,800	@	Audiovox Corp.	23,346
3,200		Ethan Allen Interiors, Inc.	109,600
3,200		Harman International Industries, Inc.	373,760
			506,706
		Household Products/Wares: 0.2%
11,000		American Greetings Corp.	311,630
5,800		Blyth, Inc.	154,164
1,400	@,L	Central Garden and Pet Co.	16,422
25,800		Kimberly-Clark Corp.	1,725,762
5,000	@,L	Playtex Products, Inc.	74,050
5,000	L	Tupperware Corp.	143,700
1,000		WD-40 Co.	32,870
			2,458,598
		Housewares: 0.0%
300		National Presto Industries, Inc.	18,702
1,600		Toro Co.	94,224
			112,926
		Insurance: 4.6%
55,700	@@	ACE Ltd.	3,482,364
80,400		Allstate Corp.	4,945,404
14,075		American Financial Group, Inc.	480,661
102,900		American International Group, Inc.	7,206,087
8,800		Arthur J Gallagher & Co.	245,344
5,100		Brown & Brown, Inc.	128,214
66,300		Chubb Corp.	3,589,482
2,200		Commerce Group, Inc.	76,384
8,400		Delphi Financial Group	351,288
7,400	@@	Everest Re Group Ltd.	803,936
141,800		Genworth Financial, Inc.	4,877,920
5,000		Hanover Insurance Group, Inc.	243,950
44,527	L	Hartford Financial Services Group, Inc.	4,386,355
19,200		HCC Insurance Holdings, Inc.	641,472
800		Hilb Rogal & Hobbs Co.	34,288
2,600		Horace Mann Educators Corp.	55,224
1,100		Infinity Property & Casualty Corp.	55,803
2,370	L	Landamerica Financial Group, Inc.	228,681
2,800		Mercury General Corp.	154,308
93,550	L	Metlife, Inc.	6,032,104
2,900		Ohio Casualty Corp.	125,599

Shares			Value
10,606		Old Republic International Corp.	$225,484
7,290	@,L	Philadelphia Consolidated Holding Co.	304,722
4,200		PMI Group, Inc.	187,614
3,200	L	Presidential Life Corp.	62,912
4,800	@,L	ProAssurance Corp.	267,216
5,300		Protective Life Corp.	253,393
61,036		Prudential Financial, Inc.	5,934,530
3,700	L	Radian Group, Inc.	199,800
4,500		RLI Corp.	251,775
2,700		Safety Insurance Group, Inc.	111,780
12,260	L	Selective Insurance Group	329,549
3,300		Stancorp Financial Group, Inc.	173,184
83,000		Travelers Cos., Inc.	4,440,500
1,200		United Fire & Casualty Co.	42,456
4,600		Unitrin, Inc.	226,228
21,850		WR Berkley Corp.	710,999
3,400		Zenith National Insurance Corp.	160,106
			52,027,116
		Internet: 0.9%
26,000	@,L	Amazon.com, Inc.	1,778,660
1,500	@	Authorize.Net Holdings, Inc.	26,835
500	@	Blue Coat Systems, Inc.	24,760
3,000	@,L	Blue Nile, Inc.	181,200
1,800	@,L	Digital River, Inc.	81,450
1,700	@,L	F5 Networks, Inc.	137,020
800	@	Google, Inc.	418,704
49,100	@,L	IAC/InterActiveCorp.	1,699,351
4,000	@	Infospace, Inc.	92,840
1,900	@,L	j2 Global Communications, Inc.	66,310
12,475	@	McAfee, Inc.	439,120
5,300	@	Napster, Inc.	18,020
2,700	@,L	NetFlix, Inc.	52,353
2,100	@	PC-Tel, Inc.	18,375
4,800	@,L	Secure Computing Corp.	36,432
3,400	@,L	Stamps.com, Inc.	46,852
136,600	@	Symantec Corp.	2,759,320
4,500	L	United Online, Inc.	74,205
4,800	@	Valueclick, Inc.	141,408
50,200	@,L	VeriSign, Inc.	1,592,846
3,000	@	Websense, Inc.	63,750
			9,749,811
		Iron/Steel: 0.7%
1,260		Carpenter Technology Corp.	164,191
2,100		Chaparral Steel Co.	150,927
3,100	L	Cleveland-Cliffs, Inc.	240,777
1,300	@	Material Sciences Corp.	15,327
88,300		Nucor Corp.	5,178,795
1,300		Reliance Steel & Aluminum Co.	73,138
800		Ryerson, Inc.	30,120
800		Steel Dynamics, Inc.	33,528
17,700	L	United States Steel Corp.	1,924,875
			7,811,678
		Leisure Time: 0.1%
14,100		Harley-Davidson, Inc.	840,501
2,700	@	K2, Inc.	41,013
5,050	L	Polaris Industries, Inc.	273,508
			1,155,022

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Lodging: 0.1%
9,800		Harrah's Entertainment, Inc.	$835,548
600	@,L	Monarch Casino Resort, Inc.	16,110
			851,658
		Machinery-Construction & Mining: 0.2%
19,400		Caterpillar, Inc.	1,519,020
7,800	L	Joy Global, Inc.	454,974
			1,973,994
		Machinery - Diversified: 0.4%
5,600	@,L	AGCO Corp.	243,096
5,500		Applied Industrial Technologies, Inc.	162,250
800		Cascade Corp.	62,752
37,200		Cummins, Inc.	3,765,012
2,100	@	Gardner Denver, Inc.	89,355
2,283		IDEX Corp.	87,987
1,000	@,L	Intevac, Inc.	21,260
3,500		Manitowoc Co., Inc.	281,330
5,800		Nordson Corp.	290,928
800		Robbins & Myers, Inc.	42,504
			5,046,474
		Media: 2.0%
5,300		Belo Corp.	109,127
24,000		Clear Channel Communications, Inc.	907,680
137,600		McGraw-Hill Cos., Inc.	9,367,808
2,300	@,W	Radio One, Inc.	16,238
369,700		Walt Disney Co.	12,621,558
300		Washington Post	232,827
			23,255,238
		Metal Fabricate/Hardware: 0.1%
1,500	L	AM Castle & Co.	53,865
9,300		Commercial Metals Co.	314,061
400		Lawson Products	15,480
2,300		Mueller Industries, Inc.	79,212
3,236		Quanex Corp.	157,593
			620,211
		Mining: 0.1%
39,700		Alcoa, Inc.	1,609,041
1,300	@	Century Aluminum Co.	71,019
			1,680,060
		Miscellaneous Manufacturing: 2.2%
4,800		3M Co.	416,592
6,500		Acuity Brands, Inc.	391,820
1,000	L	AO Smith Corp.	39,890
444		Aptargroup, Inc.	15,789
1,600	@,L	Ceradyne, Inc.	118,336
12,200		Cooper Industries Ltd.	696,498
10,000		Crane Co.	454,500
25,000	L	Eastman Kodak Co.	695,750
34,300		Eaton Corp.	3,189,900
4,600	@	EnPro Industries, Inc.	196,834
220,815		General Electric Co.	8,452,798
16,500		ITT Corp.	1,126,620
1,800	@	Lydall, Inc.	26,298
1,500		Myers Industries, Inc.	33,165
46,800		Parker Hannifin Corp.	4,582,188
7,500	L	Pentair, Inc.	289,275
2,100		Roper Industries, Inc.	119,910

Shares			Value
1,400		Standex International Corp.	$39,816
4,600	@,L	Sturm Ruger & Co., Inc.	71,392
7,467		Teleflex, Inc.	610,651
7,800		Tredegar Corp.	166,140
94,800		Tyco International Ltd.	3,203,292
			24,937,454
		Office Furnishings: 0.0%
7,802		Herman Miller, Inc.	246,543
3,800		HNI, Corp.	155,800
2,000		Interface, Inc.	37,720
			440,063
		Office/Business Equipment: 0.0%
17,000	@	Xerox Corp.	314,160
			314,160
		Oil & Gas: 6.9%
2,800	@,L	Atwood Oceanics, Inc.	192,136
5,400	L	Cabot Oil & Gas Corp.	199,152
205,886		Chevron Corp.	17,343,837
15,500	L	Cimarex Energy Co.	610,855
74,200		ConocoPhillips	5,824,700
358,140		ExxonMobil Corp.	30,040,783
2,700	@	Forest Oil Corp.	114,102
6,700		Frontier Oil Corp.	293,259
17,900		Helmerich & Payne, Inc.	634,018
196,400		Marathon Oil Corp.	11,776,144
2,400	@	Newfield Exploration Co.	109,320
15,400		Noble Energy, Inc.	960,806
52,300		Occidental Petroleum Corp.	3,027,124
1,800	@,L	Petroleum Development Corp.	85,464
5,800	L	Pogo Producing Co.	294,582
13,000	@	Pride International, Inc.	486,980
1,700	@	Southwestern Energy Co.	75,650
3,700		St. Mary Land & Exploration Co.	135,494
1,600	@	Swift Energy Co.	68,416
2,900	@	Unit Corp.	182,439
76,500		Valero Energy Corp.	5,650,290
			78,105,551
		Oil & Gas Services: 0.5%
1,200	@,L	Cameron International Corp.	85,764
1,600	@,L	Dril-Quip, Inc.	71,920
7,400	@,L	Grant Prideco, Inc.	398,342
105,520		Halliburton Co.	3,640,440
4,900	@,L	Hanover Compressor Co.	116,865
5,100	@,L	Helix Energy Solutions Group, Inc.	203,541
2,150	@	Hornbeck Offshore Services, Inc.	83,334
2,100		Lufkin Industries, Inc.	135,555
500	@	Oceaneering International, Inc.	26,320
3,800	@	SEACOR Holdings, Inc.	354,768
2,600	@	W-H Energy Services, Inc.	160,966
			5,277,815
		Packaging & Containers: 0.2%
54,500	@	Pactiv Corp.	1,738,005
13,900		Sonoco Products Co.	595,059
			2,333,064

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Pharmaceuticals: 3.1%
1,000		Alpharma, Inc.	$26,010
64,700		AmerisourceBergen Corp.	3,200,709
1,400	@,L	Bradley Pharmaceuticals, Inc.	30,394
38,000		Bristol-Myers Squibb Co.	1,199,280
4,100	@,L	Cephalon, Inc.	329,599
7,400	@	Endo Pharmaceuticals Holdings, Inc.	253,302
97,200	@	Forest Laboratories, Inc.	4,437,180
1,700	@,L	HealthExtras, Inc.	50,286
99,800	@,L	King Pharmaceuticals, Inc.	2,041,908
6,400		Medicis Pharmaceutical Corp.	195,456
63,200		Merck & Co., Inc.	3,147,360
2,800	@,L	MGI Pharma, Inc.	62,636
85,600		Mylan Laboratories	1,557,064
5,300	@	NBTY, Inc.	228,960
6,400	@,L	Noven Pharmaceuticals, Inc.	150,080
1,100		Omnicare, Inc.	39,666
398,190		Pfizer, Inc.	10,181,718
200,200		Schering-Plough Corp.	6,094,088
2,500	@,L	Sciele Pharma, Inc.	58,900
6,200	@,L	Sepracor, Inc.	254,324
4,700	@	Theragenics Corp.	19,599
2,400	@,L	USANA Health Sciences, Inc.	107,376
3,900	@,L	VCA Antech, Inc.	146,991
5,400	@	Viropharma, Inc.	74,520
24,200	@	Watson Pharmaceuticals, Inc.	787,226
			34,674,632
		Pipelines: 0.1%
14,600		Oneok, Inc.	735,986
			735,986
		Real Estate Investment Trusts: 0.2%
11,140		Archstone-Smith Trust	658,485
400		EastGroup Properties, Inc.	17,528
1,280		Essex Property Trust, Inc.	148,864
15,800	L	Hospitality Properties Trust	655,542
9,700		Liberty Property Trust	426,121
3,500		LTC Properties, Inc.	79,625
900		PS Business Parks, Inc.	57,033
			2,043,198
		Retail: 2.7%
2,200	@	99 Cents Only Stores	28,842
11,600	@,L	Aeropostale, Inc.	483,488
18,455		American Eagle Outfitters	473,555
2,200	@	AnnTaylor Stores Corp.	77,924
12,700	@	Autozone, Inc.	1,735,074
800		Barnes & Noble, Inc.	30,776
1,300		Big 5 Sporting Goods Corp.	33,150
51,100	@,L	Big Lots, Inc.	1,503,362
2,625		Brown Shoe Co., Inc.	63,840
1,300	L	Casey's General Stores, Inc.	35,438
2,300		Cash America International, Inc.	91,195
2,900		Cato Corp.	63,626
700		CBRL Group, Inc.	29,736
4,600	@,L	CEC Entertainment, Inc.	161,920
1,200	@	Charlotte Russe Holding, Inc.	32,244
78,100		Costco Wholesale Corp.	4,570,412
500	@,L	Dick's Sporting Goods, Inc.	29,085
15,900		Dollar General Corp.	348,528
8,100	@	Dollar Tree Stores, Inc.	352,755
8,100	@,L	Dress Barn, Inc.	166,212
62,200		Family Dollar Stores, Inc.	2,134,704

Shares			Value
9,500	@	GameStop Corp.	$371,450
1,300	@,L	Genesco, Inc.	68,003
1,660	@	Guitar Center, Inc.	99,285
1,800	@	Hibbett Sporting Goods, Inc.	49,284
6,700	@	HOT Topic, Inc.	72,829
1,300	L	IHOP Corp.	70,759
2,400	@	Insight Enterprises, Inc.	54,168
3,400	@	Jack in the Box, Inc.	241,196
59,800		JC Penney Co., Inc.	4,328,324
3,200	@,L	Jo-Ann Stores, Inc.	90,976
3,600	@,L	JOS A Bank Clothiers, Inc.	149,292
11,600	@	Kohl's Corp.	823,948
31,200		Macy's, Inc.	1,241,136
88,200		McDonald's Corp.	4,477,032
3,500		Men's Wearhouse, Inc.	178,745
1,250		Movado Group, Inc.	42,175
30,400	L	Nordstrom, Inc.	1,554,048
680	@,L	Panera Bread Co.	31,321
1,400	@	Papa John's International, Inc.	40,264
8,375	@	Payless Shoesource, Inc.	264,231
4,700		Pep Boys-Manny, Moe & Jack	94,752
4,300		Petsmart, Inc.	139,535
2,500	@,L	PF Chang's China Bistro, Inc.	88,000
32,300	L	RadioShack Corp.	1,070,422
2,700	@,L	Rare Hospitality International, Inc.	72,279
6,400	L	Regis Corp.	244,800
19,100		Ross Stores, Inc.	588,280
1,300	@,L	School Specialty, Inc.	46,072
9,107	@,L	Select Comfort Corp.	147,716
8,660	@,L	Sonic Corp.	191,559
2,400	@	Texas Roadhouse, Inc.	30,696
29,400		TJX Cos., Inc.	808,500
300	@,L	Tractor Supply Co.	15,615
10,700		Triarc Cos.	167,990
1,910	@,L	Tween Brands, Inc.	85,186
400		World Fuel Services Corp.	16,824
			30,502,558
		Savings & Loans: 0.5%
8,498		Bankunited Financial Corp.	170,555
6,800		First Niagara Financial Group, Inc.	89,080
4,600	@,L	FirstFed Financial Corp.	260,958
1,600		MAF Bancorp., Inc.	86,816
2,800		Washington Federal, Inc.	68,068
113,400	L	Washington Mutual, Inc.	4,835,376
			5,510,853
		Semiconductors: 0.7%
7,200	@,L	Actel Corp.	100,152
3,700	@	AMIS Holdings, Inc.	46,324
31,500	@,L	Atmel Corp.	175,140
12,000	@	Brooks Automation, Inc.	217,800
1,200		Cohu, Inc.	26,700
4,600	@,L	DSP Group, Inc.	94,162
4,400	@	Exar Corp.	58,960
12,800	@	Integrated Device Technology, Inc.	195,456
3,400	@,L	International Rectifier Corp.	126,684
35,000	L	KLA-Tencor Corp.	1,923,250
12,200	@,L	Kulicke & Soffa Industries, Inc.	127,734
8,300	@	Lam Research Corp.	426,620
2,800		Micrel, Inc.	35,616

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Semiconductors (continued)
4,010	L	Microchip Technology, Inc.	$148,530
600	@,L	MKS Instruments, Inc.	16,620
25,000		National Semiconductor Corp.	706,750
58,500	@,L	Novellus Systems, Inc.	1,659,645
4,200	@	Pericom Semiconductor Corp.	46,872
4,100	@	Photronics, Inc.	61,008
13,900	@,L	Semtech Corp.	240,887
21,600	@,L	Skyworks Solutions, Inc.	158,760
1,300	@,L	Standard Microsystems Corp.	44,642
71,700	@,L	Teradyne, Inc.	1,260,486
1,205	@,L	Varian Semiconductor Equipment Associates, Inc.	48,272
			7,947,070
		Software: 1.6%
3,300		Acxiom Corp.	87,285
800	@,L	Advent Software, Inc.	26,040
700	@,L	Allscripts Healthcare Solutions, Inc.	17,836
1,800	@,L	Ansys, Inc.	47,700
53,300	@	Autodesk, Inc.	2,509,364
83,800	@	BMC Software, Inc.	2,539,140
6,400		BroADRidge Financial Solutions ADR	122,368
168,800	L	CA, Inc.	4,360,104
6,900	@	Captaris, Inc.	35,328
2,800	@,L	Cerner Corp.	155,316
14,400	@,L	Citrix Systems, Inc.	484,848
9,900	@	CSG Systems International	262,449
2,200	@	Digi International, Inc.	32,428
529		Dun & Bradstreet Corp.	54,476
2,200		Fair Isaac Corp.	88,264
33,400		First Data Corp.	1,091,178
5,600	@,L	Informatica Corp.	82,712
1,200	L	Inter-Tel, Inc.	28,716
58,100	@,L	Intuit, Inc.	1,747,648
1,800	@	JDA Software Group, Inc.	35,334
3,000	@	Mantech International Corp.	92,490
95,975		Microsoft Corp.	2,828,383
67,500	@	Novell, Inc.	525,825
6,200	@,L	Progress Software Corp.	197,098
1,800	@	SPSS, Inc.	79,452
19,500	@	Sybase, Inc.	465,855
4,600	@	Wind River Systems, Inc.	50,600
			18,048,237
		Telecommunications: 3.3%
44,100	@	3Com Corp.	182,133
21,500	@	Adaptec, Inc.	81,915
4,100	@,L	Aeroflex, Inc.	58,097
16,900		Alltel Corp.	1,141,595
13,600	@	Andrew Corp.	196,384
8,700	@	Arris Group, Inc.	153,033
246,937		AT&T, Inc.	10,247,886
21,800	@	Avaya, Inc.	367,112
1,000		Black Box Corp.	41,380
9,400	@	C-COR, Inc.	132,164
40,800		CenturyTel, Inc.	2,001,240
42,100	@	Cincinnati Bell, Inc.	243,338
443,960	@	Cisco Systems, Inc.	12,364,286
2,600	@,L	CommScope, Inc.	151,710
1,800	@	Comtech Telecommunications	83,556

Shares			Value
1,200		CT Communications, Inc.	$36,612
6,800	@,L	Ditech Networks, Inc.	55,692
1,400	@	General Communication, Inc.	17,934
2,300	@	Harmonic, Inc.	20,401
10,283	L	Harris Corp.	560,938
111,950		Motorola, Inc.	1,981,515
2,500	@	Network Equipment Technologies, Inc.	23,850
1,400	@	Novatel Wireless, Inc.	36,428
2,100	@,L	Polycom, Inc.	70,560
21,400		Qualcomm, Inc.	928,546
61,200	@,L	Qwest Communications International, Inc.	593,640
30,000	@	RF Micro Devices, Inc.	187,200
58,600		Sprint Nextel Corp.	1,213,606
6,100	@,L	Symmetricom, Inc.	51,240
10,275		Telephone & Data Systems, Inc.	642,907
1,900	@	Tollgrade Communications, Inc.	20,045
14,800	@,L	Utstarcom, Inc.	83,028
97,400		Verizon Communications, Inc.	4,009,958
500	@	Viasat, Inc.	16,050
			37,995,979
		Textiles: 0.1%
800		Angelica Corp.	16,864
900		G&K Services, Inc.	35,559
6,500	@,L	Mohawk Industries, Inc.	655,135
600		Unifirst Corp.	26,430
			733,988
		Toys/Games/Hobbies: 0.4%
2,000	@,L	Jakks Pacific, Inc.	56,280
161,300		Mattel, Inc.	4,079,277
			4,135,557
		Transportation: 0.2%
9,000		Con-way, Inc.	452,160
1,900	@	EGL, Inc.	88,312
4,400	L	Expeditors International Washington, Inc.	181,720
6,100	L	Heartland Express, Inc.	99,430
6,500	@,L	HUB Group, Inc.	228,540
1,300	@,L	Kansas City Southern	48,802
4,500		Landstar System, Inc.	217,125
4,200	@,L	Old Dominion Freight Line	126,630
5,805	L	Overseas Shipholding Group	472,527
9,300	L	Tidewater, Inc.	659,184
3,600	@,L	YRC Worldwide, Inc.	132,480
			2,706,910
		Total Common Stock (Cost $650,566,234)	701,733,915
PREFERRED STOCK: 0.5%
		Banks: 0.1%
35,875	@@,#,P	Santander Finance Preferred SA Unipersonal	859,881
			859,881
		Diversified Financial Services: 0.1%
24,000	P	Deutsche Bank Capital Trust II	589,200

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Diversified Financial Services (continued)
46,500	P,L	Merrill Lynch & Co., Inc.	$1,181,100
			1,770,300
		Insurance: 0.3%
48,903	@@,P	Aegon NV	1,191,277
19,271	@@,P	Aegon NV-Series 1	489,098
51,650	P	Metlife, Inc.	1,321,724
			3,002,099
		Total Preferred Stock (Cost $5,667,670)	5,632,280
Principal Amount			Value
CORPORATE BONDS/NOTES: 8.1%
		Airlines: 0.2%
$1,752,000	C	Delta Airlines, Inc., 7.570%, due 11/18/10	1,819,163
756,000	Z	United AirLines, Inc., 6.932%, due 09/01/11	877,433
			2,696,596
		Auto Manufacturers: 0.1%
235,000	Z	Ford Motor Co., Discount Note, due 11/29/13	236,235
732,000		Ford Motor Co., 8.360%, due 11/29/13	735,847
			972,082
		Banks: 2.1%
1,040,000	@@,C	Australia & New Zealand Banking Group Ltd., 5.494%, due 12/31/49	905,591
330,724	@@,#	Banco Itau SA, 5.621%, due 09/20/08	330,724
1,081,000	@@,#,C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	1,084,878
400,000	@@,C	Bank of Ireland, 5.625%, due 12/29/49	348,368
430,000	@@,C	Bank of Nova Scotia, 5.500%, due 08/21/85	355,931
210,000	@@	Bank of Scotland, 5.563%, due 11/30/49	181,368
77,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	80,056
240,000	@@,C	Barclays Bank PLC, 5.563%, due 12/31/49	209,997
710,000	@@,C	BNP Paribas, 5.402%, due 09/29/49	609,086
1,267,000	@@,#,C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	1,197,766
377,000	@@,#,C	Danske Bank A/S, 5.914%, due 12/29/49	373,849
500,000	@@,C	Den Norske Bank ASA, 5.500%, due 08/29/49	427,500
80,000	@@,C	Den Norske Bank ASA, 5.625%, due 11/29/49	69,260
723,000	#,C	Dresdner Funding Trust I, 8.151%, due 06/30/31	835,086
1,000	C	Fleet Capital Trust II, 7.920%, due 12/11/26	1,039

Principal Amount			Value
$1,290,000	@@,#,C	HBOS PLC, 5.375%, due 11/29/49	$1,250,788
270,000	@@,C	Hongkong & Shanghai Banking Corp., Ltd., 5.500%, due 07/29/49	229,751
1,120,000	@@,C	HSBC Bank PLC, 5.538%, due 06/29/49	960,400
1,140,000	@@,C	HSBC Bank PLC, 5.625%, due 06/29/49	987,240
1,030,000	@@,C	Lloyds TSB Bank PLC, 5.478%, due 08/29/49	889,424
100,000	@@,C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	87,032
390,000	@@,C	Lloyds TSB Bank PLC, 5.625%, due 06/29/49	343,233
805,000	@@,C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	840,847
370,000	@@,C	National Australia Bank Ltd., 5.525%, due 12/31/49	321,255
130,000	@@,C	National Westminster Bank PLC, 5.500%, due 11/29/49	112,044
60,000	@@,C	National Westminster Bank PLC, 5.625%, due 08/29/49	51,871
640,000	#,C	Rabobank Capital Funding II, 5.260%, due 12/29/49	614,586
612,000	#,C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	574,052
538,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	517,835
962,000	@@,#,C	Resona Bank Ltd., 5.850%, due 09/29/49	921,336
1,540,000	@@,C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	1,321,837
370,000	@@,C	Societe Generale, 5.469%, due 11/29/49	319,887
1,400,000	@@,C	Standard Chartered PLC, 5.563%, due 07/29/49	1,165,850
230,000	@@,C,L	Standard Chartered PLC, 5.588%, due 01/29/49	191,331
1,800,000	@@,C,L	Standard Chartered PLC, 5.625%, due 11/29/49	1,516,500
898,000	@@,C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	922,101
712,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	709,480
450,000	@@,C	Westpac Banking Corp., 5.494%, due 09/30/49	385,248
372,000	#,C	Westpac Capital Trust IV, 5.256%, due 12/29/49	345,813
1,232,000	@@,#,C	Woori Bank, 6.125%, due 05/03/16	1,238,951
			23,829,191
		Chemicals: 0.2%
260,000	Z	Stauffer Chemical, 5.830%, due 04/15/10	221,980
450,000	Z	Stauffer Chemical, 6.220%, due 04/15/18	234,522
570,000	Z	Stauffer Chemical, 8.100%, due 04/15/17	315,877
1,051,000		Union Carbide Corp., 7.750%, due 10/01/96	1,072,155
			1,844,534

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Diversified Financial Services: 2.4%
$2,095,000	@@,#,C,L	Aiful Corp., 4.450%, due 02/16/10	$2,024,342
218,000	@@,#,I	Alpine III, 5.910%, due 08/16/14	218,637
218,000	@@,#,I	Alpine III, 6.310%, due 08/16/14	218,720
328,000	@@,#,I	Alpine III, 8.110%, due 08/16/14	330,137
560,000	@@,#,I	Alpine III, 11.360%, due 08/16/14	573,782
2,520,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	2,723,175
1,131,000	#,C	Corestates Capital Trust I, 8.000%, due 12/15/26	1,171,437
762,000	@@	Eksportfinans A/S, 5.125%, due 10/26/11	757,007
420,000	@@,C	Financiere CSFB NV, 5.500%, due 03/29/49	361,200
1,180,000		Ford Motor Credit Co., 8.000%, due 12/15/16	1,132,088
492,000		Ford Motor Credit Co., 8.105%, due 01/13/12	491,213
1,007,000		Ford Motor Credit Co., 9.806%, due 04/15/12	1,080,247
825,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	812,260
1,227,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	1,223,945
562,000	#,C	HVB Funding Trust III, 9.000%, due 10/22/31	700,663
1,412,000	#,C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	1,370,275
1,131,000	@@,#	Mantis Reef Ltd., 4.799%, due 11/03/09	1,109,760
804,000	@@,C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	791,331
485,000	@@,C	Paribas, 5.500%, due 12/31/49	423,515
231,333	@@,#,C	Petroleum Export Ltd., 4.623%, due 06/15/10	228,511
388,141	@@,#,C	Petroleum Export Ltd., 5.265%, due 06/15/11	377,223
1,074,188	@@,#,C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	1,111,113
1,448,295	#,C	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	1,412,088
1,290,442	#,C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	1,280,764
102,264	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	103,434
1,341,000	C	Southern Star Central Corp., 6.750%, due 03/01/16	1,327,590
1,122,000	@@,#	TNK-BP Finance SA, 7.500%, due 07/18/16	1,159,587
5,212,395	#,Z	Toll Road Investors Partnership II LP, 17.680%, due 02/15/45	672,686
430,000	#,C	Twin Reefs Pass-Through Trust, 6.320%, due 12/10/49	431,382

Principal Amount			Value
$848,000	@@,C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	$882,085
446,000	#,C	Wachovia Capital Trust V, 7.965%, due 06/01/27	464,366
			26,964,563
		Electric: 0.6%
1,721,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	1,706,607
224,000	@@,L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	257,921
584,766	#,C	Juniper Generation, LLC, 6.790%, due 12/31/14	577,079
1,040,000	C	Nevada Power Co., 5.950%, due 03/15/16	1,022,019
417,000	C	Nevada Power Co., 6.750%, due 07/01/37	417,550
1,214,000	C	NorthWestern Corp., 5.875%, due 11/01/14	1,179,828
171,000	C	Reliant Energy, Inc., 7.625%, due 06/15/14	167,580
85,000	C,L	Reliant Energy, Inc., 7.875%, due 06/15/17	83,088
1,113,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	1,127,555
			6,539,227
		Energy-Alternate Sources: 0.2%
600,000		Greater Ohio Ethanol, LLC, 8.864%, due 12/31/13	594,750
700,000		Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	679,000
319,000	#	White Pine Hydro Portfolio, LLC, 6.960%, due 07/10/37	310,809
479,000	#	White Pine Hydro Portfolio, LLC, 7.260%, due 07/20/15	471,663
467,000	#	White Pine Hydro, LLC, 6.310%, due 07/10/17	458,265
			2,514,487
		Food: 0.3%
3,460,000	C	HJ Heinz Finance Co., 6.625%, due 07/15/11	3,563,022
			3,563,022
		Gas: 0.3%
993,000	@@,#,C	Nakilat, Inc., 6.067%, due 12/31/33	933,455
528,000	@@,#,C,L	Nakilat, Inc., 6.267%, due 12/31/33	503,034
2,447,000	C,L	Southern Union Co., 7.200%, due 11/01/66	2,462,465
			3,898,954
		Insurance: 0.2%
1,355,000	@@,C	Aegon NV, 5.362%, due 12/31/49	1,189,521
368,000	#,C	North Front Pass-Through Trust, 5.810%, due 12/15/24	356,128
838,000	@@,C	XL Capital, Ltd., 6.500%, due 12/15/49	788,424
			2,334,073

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Media: 0.2%
$1,492,000	#,C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	$1,525,570
233,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	250,475
			1,776,045
		Multi-National: 0.0%
669,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	636,392
			636,392
		Oil & Gas: 0.3%
459,000	@@,#	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	430,592
331,000	@@,#	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	345,204
878,000	C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	892,268
1,003,000	#	Pemex Project Funding Master Trust, 6.660%, due 06/15/10	1,031,586
261,000	@@,C	Petroleos de Venezuela SA, 5.375%, due 04/12/27	172,260
930,000	@@,#,C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	871,018
			3,742,928
		Pipelines: 0.1%
345,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	361,388
460,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	463,450
			824,838
		Real Estate Investment Trusts: 0.3%
366,000	C	Istar Financial, Inc., 5.150%, due 03/01/12	352,559
111,000	C	Istar Financial, Inc., 5.500%, due 06/15/12	109,190
297,000	C	Istar Financial, Inc., 5.850%, due 03/15/17	285,402
162,000	C	Liberty Property LP, 6.375%, due 08/15/12	166,754
532,000	C	Liberty Property LP, 7.750%, due 04/15/09	552,350
134,000	C	Rouse Co., 7.200%, due 09/15/12	138,198
2,190,000	#,C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	2,199,005
			3,803,458
		Retail: 0.1%
120,000	#,C,L	Rite Aid Corp., 9.375%, due 12/15/15	115,800
711,000	#,C	Rite Aid Corp., 9.500%, due 06/15/17	686,115
			801,915

Principal Amount			Value
		Telecommunications: 0.5%
$1,263,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	$1,252,527
1,140,000	C	Qwest Corp., 7.875%, due 09/01/11	1,194,150
597,000	@@,C	Rogers Wireless, Inc., 7.250%, due 12/15/12	631,055
667,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	636,619
614,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	583,498
1,058,000	@@,C	TELUS Corp., 8.000%, due 06/01/11	1,132,320
			5,430,169
		Total Corporate Bonds/Notes (Cost $93,122,841)	92,172,474
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.9%
		Federal Home Loan Mortgage Corporation: 5.6%
167,997	C	4.500%, due 12/15/16	164,672
2,072,000	C,S	4.500%, due 02/15/20	1,888,676
2,175,290	C,S	5.000%, due 08/15/16	2,119,023
1,441,000	C	5.000%, due 12/15/17	1,404,159
948,000	C	5.000%, due 05/15/20	902,082
2,034,198	C,S	5.000%, due 08/15/21	2,002,591
2,410,000	C,S	5.000%, due 04/15/23	2,258,262
897,000	C	5.000%, due 09/15/31	850,263
341,000	C	5.000%, due 02/15/32	320,319
1,937,000	C	5.000%, due 03/15/32	1,810,601
330,000	C	5.000%, due 04/15/32	314,996
14,542,000		5.000%, due 08/15/33	13,621,764
355,556		5.018%, due 04/01/35	345,028
1,934,000	C	5.250%, due 03/15/12	1,917,708
2,862,000	Z	5.460%, due 03/15/31	798,567
4,408,974	C,S	5.500%, due 08/15/20	4,136,434
571,000	C	5.500%, due 12/15/20	554,912
365,000	C	5.500%, due 09/15/32	351,726
342,000	C	5.500%, due 10/15/32	332,220
304,000	C	5.500%, due 11/15/32	293,107
362,000	C	5.500%, due 07/15/33	352,143
487,580		5.500%, due 06/01/36	467,590
7,446,733	C,S	6.000%, due 01/15/29	7,424,724
12,588,000		6.000%, due 07/15/34	12,471,951
2,375,000	W	6.000%, due 08/15/34	2,350,880
3,809,642	C,S	6.470%, due 02/15/37	3,696,724
313,221		6.500%, due 11/01/28	320,031
61,280		6.500%, due 12/01/31	62,532
			63,533,685
		Federal National Mortgage Corporation: 4.0%
4,756,000	Z	Discount Note, due 04/01/49	4,398,558
723,996		4.592%, due 08/01/35	706,810
395,137	C	4.750%, due 12/25/42	393,601
1,942,051	S	4.817%, due 08/01/35	1,896,936
885,000	L	4.875%, due 05/18/12	870,150
1,288,000	W	5.000%, due 07/18/21	1,244,731
1,246,686		5.000%, due 02/25/29	1,218,670
2,490,000	W	5.000%, due 08/15/34	2,332,430
1,532,495		5.000%, due 12/01/36	1,440,087
1,000,000		5.000%, due 07/01/37	937,192

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Federal National Mortgage Corporation (continued)
$1,870,000	L	5.250%, due 08/01/12	$1,855,988
1,136,000	C	5.400%, due 03/26/12	1,131,653
1,853,000	S	5.500%, due 05/25/30	1,775,934
1,375,430		5.500%, due 11/01/32	1,333,149
7,270,654	S	5.500%, due 11/01/33	7,046,379
937,000	W	5.500%, due 08/13/34	903,180
515,721		5.500%, due 07/01/36	494,577
1,538,000	C	5.550%, due 03/29/10	1,537,479
85,247		6.000%, due 06/01/16	85,768
410,016		6.000%, due 07/01/16	412,525
143,722		6.000%, due 08/01/16	144,601
108,224		6.000%, due 10/01/16	108,886
466,476		6.000%, due 03/01/17	469,300
195,599		6.000%, due 04/01/17	196,784
279,390		6.000%, due 06/01/17	281,082
59,663		6.000%, due 09/01/17	60,024
76,232		6.000%, due 10/01/17	76,694
282,283		6.000%, due 11/01/17	284,011
302,580		6.000%, due 12/01/17	304,412
266,969		6.000%, due 12/01/18	268,462
2,731,287	S	6.000%, due 07/25/29	2,734,631
1,160,394		6.000%, due 07/25/29	1,162,073
2,105,940	S	6.000%, due 04/25/31	2,117,677
2,275,641	S	6.500%, due 04/01/30	2,322,810
840,000	L	6.625%, due 11/15/30	949,600
95,072		7.000%, due 06/01/29	98,601
815		7.000%, due 08/01/29	845
5,527		7.000%, due 10/01/29	5,732
83,987		7.000%, due 01/01/30	87,116
58,619		7.000%, due 01/01/31	60,813
1,224,487		7.000%, due 06/01/31	1,269,849
12,142		7.000%, due 10/01/31	12,588
54,324		7.000%, due 01/01/32	56,320
7,475		7.000%, due 04/01/32	7,745
16,458		7.000%, due 05/01/32	17,053
40,932		7.000%, due 07/01/32	42,412
4,203	I	7.125%, due 07/01/27	4,253
12,588		7.500%, due 11/01/29	13,171
88,853		7.500%, due 10/01/30	92,830
110,382		7.500%, due 11/01/30	115,324
652,511	C	7.500%, due 01/25/48	672,906
			46,054,402
		Government National Mortgage Association: 0.3%
116,301		5.375%, due 04/20/28	117,738
28,356		6.125%, due 12/20/29	28,576
146,949		6.500%, due 10/15/31	150,047
461,282		7.000%, due 09/15/24	480,849
770,918		7.000%, due 10/15/24	803,622
131,146		7.000%, due 11/15/24	136,697
1,198,907		7.500%, due 12/15/23	1,254,187
			2,971,716
		Total U.S. Government Agency Obligations (Cost $114,432,308)	112,559,803
U.S. TREASURY OBLIGATIONS: 5.7%
		U.S. Treasury Bonds: 0.8%
6,728,000	L	4.500%, due 05/15/17	6,452,576
4,523,000	L	4.500%, due 02/15/36	2,470,973
			8,923,549

Principal Amount			Value
		U.S. Treasury Notes: 3.1%
$8,724,000	L	4.500%, due 05/15/10	$8,635,399
17,664,000	L	4.750%, due 05/31/12	17,531,538
9,085,000	L	4.875%, due 05/31/09	9,085,009
			35,251,946
		Treasury Inflation Indexed Protected Securities: 1.9%
3,677,907	L	2.375%, due 04/15/11	3,638,833
4,821,130	L	2.375%, due 01/15/17	4,708,513
7,415,630	L	2.375%, due 01/15/25	7,132,916
5,497,341	L	3.875%, due 01/15/09	5,586,679
			21,066,941
		Total U.S. Treasury Obligations (Cost $65,344,548)	65,242,436
ASSET-BACKED SECURITIES: 1.2%
		Automobile Asset-Backed Securities: 0.0%
148,834	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	148,366
			148,366
		Credit Card Asset-Backed Securities: 0.0%
12,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	11,940
			11,940
		Home Equity Asset-Backed Securities: 0.4%
350,000	C	Citigroup Mortgage Loan Trust, Inc., 5.590%, due 12/25/36	349,407
150,000	C	Citigroup Mortgage Loan Trust, Inc., 5.620%, due 12/25/36	149,589
2,707,000	C,S	GSAA Trust, 5.242%, due 06/25/34	2,679,712
850,000	C	GSAA Trust, 6.040%, due 07/25/36	849,580
428,000	#,C	Irwin Home Equity, 5.960%, due 08/25/37	428,226
153,044	C	Merrill Lynch Mortgage Investors, Inc., 5.680%, due 07/25/34	153,608
737	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	733
428,000	C	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	427,399
			5,038,254
		Other Asset-Backed Securities: 0.8%
136,491	C	Amortizing Residential Collateral Trust, 5.820%, due 05/25/32	136,512
48,327	C	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	48,377
2,956	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	2,905

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Other Asset-Backed Securities (continued)
$144,872	C	Chase Funding Mortgage Loan, 5.620%, due 07/25/33	$145,156
3,316	C	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	3,302
761,000	C,S	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	759,180
104,000	C	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	103,298
987,000	C	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	969,598
1,583,000	C	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	1,577,189
459,000	#,C	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	454,267
241,000	#,C	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	236,594
748,000	C	Equity One, Inc., 5.050%, due 09/25/33	737,852
163,878	C	Fannie Mae Grantor Trust, 5.460%, due 04/25/35	164,207
927,000	@@,#,C,S	Hudson Mezzanine Funding, 6.110%, due 06/12/42	515,412
719,000	C	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	716,661
4,410	C	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	4,389
3,000	C	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	2,984
796,000	C	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	793,823
56,855	C	Residential Asset Mortgage Products, Inc., 5.630%, due 06/25/33	56,911
534,957	C,S	Structured Asset Securities Corp., 4.910%, due 06/25/33	524,134
587,945	C	Structured Asset Securities Corp., 6.000%, due 03/25/34	586,988
			8,539,739
		Total Asset-Backed Securities (Cost $14,219,086)	13,738,299
COLLATERALIZED MORTGAGE OBLIGATIONS: 9.4%
1,130,566	#	Astoria Depositor Corp., 7.902%, due 05/01/21	1,176,495
173,803	C	Banc of America Alternative Loan Trust, 6.505%, due 04/25/37	174,670

Principal Amount			Value
$19,918,178	C,^	Banc of America Commercial Mortgage, Inc., 0.465%, due 01/15/49	$468,723
100,000	C	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	97,352
60,000	C	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	57,405
10,000	C	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	9,615
8,690	C	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	8,562
10,000	C	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	9,873
10,000	C	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	9,681
516,000	C	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	493,535
160,000	C	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	163,454
1,689,892	C,S	Banc of America Funding Corp., 5.259%, due 09/20/35	1,635,565
3,171,117	C,S	Banc of America Funding Corp., 5.655%, due 06/20/37	3,122,916
2,496,540	C,S	Banc of America Funding Corp., 5.750%, due 09/20/34	2,474,261
834,932	C	Banc of America Funding Corp., 5.851%, due 05/20/36	826,726
1,176,000	C	Banc of America Mortgage Securities, Inc., 4.144%, due 07/25/34	1,148,405
985,920	C	Banc of America Mortgage Securities, Inc., 5.181%, due 09/25/35	958,549
804,198	C	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	797,500
826,937	C	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	791,914
1,678,413	C,S	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	1,666,021
156,454	C	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	157,065
2,278,185	C,S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/46	2,296,546
253,052	C	Bear Stearns Alternative-A Trust, 5.640%, due 07/25/34	252,737
7,000	C	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	6,892

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$26,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	$25,138
944,266	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	927,818
392,000		Bear Stearns Commercial Mortgage Securities, 5.660%, due 09/11/41	381,124
1,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	1,012
2,005,396	C,S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	2,071,365
2,375,099	C,S	Chase Mortgage Finance Corp., 5.414%, due 12/25/35	2,311,268
1,421,666	C	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	1,406,572
814,460	C	Chaseflex Trust, 6.500%, due 02/25/37	818,631
179,584	C	Citigroup Mortgage Loan Trust, Inc., 5.940%, due 06/25/36	178,933
2,602,046	C, S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	2,582,535
1,028,834	C	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	1,021,906
15,000	C	Commercial Mortgage Pass -Through Certificates, 3.600%, due 03/10/39	14,623
25,526	C	Countrywide Alternative Loan Trust, 5.419%, due 10/25/35	24,796
2,039,317	C,S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	2,014,279
124,715	C	Countrywide Alternative Loan Trust, 5.620%, due 02/25/35	124,846
713,455	C	Countrywide Alternative Loan Trust, 5.909%, due 11/25/46	713,384
98,641	C	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	99,143
572,638	C	Countrywide Home Loan Mortgage Pass-Through Trust, 5.250%, due 10/25/35	540,369
1,079,605	C,S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	1,045,305
409,118	C	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	390,020
32,000	C	Credit Suisse First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	31,508

Principal Amount			Value
$10,000	C	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	$9,581
8,000	C	Credit Suisse First Boston Mortgage Securities Corp., 7.781%, due 04/15/62	8,482
1,321,683	C	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	1,346,619
39,678	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	39,939
112,336	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	115,501
984,389	C	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	969,707
599,227	C	First Horizon Asset Securities, Inc., 5.390%, due 10/25/35	594,179
844,338	C	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	835,586
1,500,000	C	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	1,550,765
20,340,487	C,^	GE Capital Commercial Mortgage Corp., 0.680%, due 06/10/48	362,651
739,044	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	726,465
1,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	973
266,248	C	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	266,659
1,552,257	C	GMAC Mortgage Corp. Loan Trust, 4.597%, due 10/19/33	1,506,686
1,764,193	C,S	GMAC Mortgage Corp. Loan Trust, 5.259%, due 03/18/35	1,707,477
15,704,220	#,C,^	Greenwich Capital Commercial Funding Corp., 0.512%, due 03/10/39	382,544
870,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	860,883
474,000	C	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	455,107
240,000	C	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	230,284
192,000	C	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	183,327
684,000	C	GS Mortgage Securities Corp. II, 5.814%, due 04/10/38	663,368
1,011,166	#,C,S	GSMPS 2005-RP1 1AF, 5.670%, due 01/25/35	1,015,995

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$879,412	#,C	GSMPS Mortgage Loan Trust, 5.720%, due 04/25/36	$878,577
443,769	C	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	435,957
319,856	C	Harborview Mortgage Loan Trust, 5.670%, due 01/19/35	321,025
401,060	C	Homebanc Mortgage Trust, 5.750%, due 08/25/29	401,310
267,933		JP Morgan Alternative Loan Trust, 5.510%, due 01/25/36	266,695
60,658,961	C,^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.090%, due 01/12/43	132,485
15,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	14,571
1,000,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.262%, due 08/12/40	984,182
152,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	147,582
304,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	293,736
156,267	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.024%, due 04/15/45	157,573
877,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	887,312
4,080,241	C,^	LB-UBS Commercial Mortgage Trust, 0.675%, due 02/15/40	143,031
528,000	C	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	513,962
1,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	987
635,566	C	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	626,363
231,000	C	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	215,634
250,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	246,523
10,000	C	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	9,738
340,000	C	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	336,250

Principal Amount			Value
$620,000	C	LB-UBS Commercial Mortgage Trust, 5.395%, due 04/15/40	$593,476
329,000	C	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	314,102
246,000	C	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	235,944
491,000	C	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	469,635
2,212,000	C,S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	2,271,530
3,341,773	C,S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	3,490,995
522,000	C	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	519,329
161,323	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	161,809
389,336	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	393,021
14,393,560	#,C,^	Merrill Lynch Mortgage Trust, 0.358%, due 11/12/35	99,116
3,119,700	C,^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.735%, due 08/12/48	130,965
237,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	226,040
264,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	251,093
153,488	C	MLCC Mortgage Investors, Inc., 5.640%, due 01/25/29	153,631
160,000	C	Morgan Stanley Capital I, 5.007%, due 01/14/42	156,005
1,129,000	C	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	1,131,869
136,177	C	MortgageIT Trust, 5.690%, due 11/25/35	136,889
788,000	C	New York Mortgage Trust, Inc., 5.654%, due 05/25/36	786,009
500,919	C	Prime Mortgage Trust, 5.820%, due 02/25/35	502,545
126,563	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	121,876
600,000	C	Prudential Securities Secured Financing Corp., 6.649%, due 07/15/08	605,121
1,115,997	C	RAAC Series, 5.250%, due 09/25/34	1,091,259

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$171,523	C	Sequoia Mortgage Trust, 5.590%, due 01/20/35	$171,790
4,530	C	Structured Adjustable Rate Mortgage Loan Trust, 5.630%, due 07/25/35	4,543
278,842	C	Structured Asset Mortgage Investments, Inc., 5.560%, due 04/19/35	279,538
70,000	C	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	69,469
189,000	#,C	Wachovia Bank Commercial Mortgage Trust, 5.368%, due 10/15/44	177,716
1,601,000	C	Wachovia Bank Commercial Mortgage Trust, 5.368%, due 10/15/44	1,516,194
1,362,516	C	Washington Mutual Mortgage Pass-Through Certificates, 5.501%, due 01/25/37	1,347,089
1,031,295	C	Washington Mutual Mortgage Pass-Through Certificates, 5.709%, due 06/25/37	1,022,703
1,825,000	C	Washington Mutual Mortgage Pass-Through Certificates, 5.901%, due 07/25/37	1,825,000
1,304,000	C	Washington Mutual Mortgage Pass-Through Certificates, 5.925%, due 07/25/37	1,304,000
301,447	C	Washington Mutual Mortgage Pass-Through Certificates, 5.000%, due 12/25/18	294,616
478,987	C	Washington Mutual Mortgage Pass-Through Certificates, 5.630%, due 01/25/45	480,052
689,131	C	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	686,771
77,530	C	Washington Mutual Mortgage Pass-Through Certificates, 5.795%, due 06/25/44	77,738
1,149,414	C	Washington Mutual Mortgage Pass-Through Certificates, 5.949%, due 09/25/46	1,148,201
75,415	C	Washington Mutual Mortgage Pass-Through Certificates, 5.999%, due 05/25/46	75,442
764,061	C	Washington Mutual Mortgage Pass-Through Certificates, 5.999%, due 06/25/46	765,523

Principal Amount			Value
$1,686,885	C	Washington Mutual Mortgage Pass-Through Certificates, 6.000%, due 06/25/34	$1,658,155
1,161,974	C	Washington Mutual Mortgage Pass-Through Certificates, 6.000%, due 07/25/36	1,160,675
758,000	C	Washington Mutual, Inc., 3.799%, due 06/25/34	734,540
1,445,000	C	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	1,412,586
3,165,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.110%, due 06/25/35	3,101,587
2,225,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	2,101,574
1,245,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.795%, due 07/25/34	1,209,376
760,123	C	Wells Fargo Mortgage-Backed Securities Trust, 4.894%, due 08/25/34	740,912
1,771,435	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.111%, due 03/25/36	1,732,476
2,531,417	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35	2,470,809
1,140,022	C	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 12/25/35	1,091,037
1,675,620	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 01/25/36	1,598,909
2,126,955	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.668%, due 12/25/36	2,101,710
1,581,534	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.950%, due 11/25/36	1,570,163
2,387,156	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.957%, due 10/25/36	2,369,992
257,169	C	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36	256,193
		Total Collateralized Mortgage Obligations (Cost $108,152,858)	106,774,646

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount				Value
MUNICIPAL BONDS: 0.2%
			California: 0.1%
	$836,000	C	City of San Diego, 7.125%, due 06/01/32	$849,117
				849,117
			Michigan: 0.1%
	1,275,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	1,301,597
				1,301,597
			Total Municipal Bonds (Cost $2,129,693)	2,150,714
OTHER BONDS: 0.2%
			Foreign Government Bonds: 0.2%
ARS	4,422,200	@@,X	Argentina Bonos, 2.000%, due 09/30/14	1,596,488
MXN	7,710,000	@@	Mexican Bonos, 8.000%, due 12/17/15	727,538
			Total Other Bonds (Cost $2,192,863)	2,324,026
			Total Long-Term Investments (Cost $1,055,828,101)	1,102,328,593
SHORT-TERM INVESTMENTS: 17.5%
			Mutual Fund: 5.5%
	$63,000,000	**	ING Institutional Prime Money Market Fund	63,000,000
			Total Mutual Fund (Cost $63,000,000)	63,000,000
			Foreign Government Securities: 0.4%
JPY	370,000,000	@@,Z	Japan Financing Bills, 0.600%, due 09/03/07	3,001,894
JPY	130,000,000	@@,Z	Japan Government Treasury Bill, 0.690%, due 11/20/07	1,053,017
			Total Foreign Government Securities (Cost $4,146,404)	4,054,911
			Repurchase Agreement: 0.3%
	$2,968,000		Goldman Sachs Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $2,969,311 to be received upon repurchase (Collateralized by $2,999,000 Federal Home Loan Mortgage Corporation, 5.000%, Market Value plus accrued interest $3,027,537, due 02/01/13)	2,968,000
			Total Repurchase Agreement (Cost $2,968,000)	2,968,000

Principal Amount		Value
	Securities Lending Collateralcc: 11.3%
$128,255,000	The Bank of New York Institutional Cash Reserves Fund	$128,255,000
	Total Securities Lending Collateral (Cost $128,255,000)	128,255,000
	Total Short-Term Investments (Cost $198,369,404)	198,277,911

Total Investments in Securities (Cost $1,254,197,505)*	114.5%	$1,300,606,504
Other Assets and Liabilities - Net	(14.5)	(164,800,510)
Net Assets	100.0%	$1,135,805,994

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

MASTR  Mortgage Asset Securitization Transaction, Inc.

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

W  When-issued or delayed delivery security

S  All or a portion of segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

**  Investment in affiliate

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

^  Interest Only (IO) Security

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

ARS  Argentine Peso

JPY  Japanese Yen

MXN  Mexican Peso

*  Cost for federal income tax purposes is $1,257,375,960.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$60,720,973
Gross Unrealized Depreciation	(17,490,429)
Net Unrealized Appreciation	$43,230,544

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

ING VP Balanced Portfolio Credit Default Swap Agreements Outstanding on June 30, 2007:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS AG	Bear Stearns Co. Inc. 5.300%, 10/30/15	Sell	0.240%	03/20/12	USD	2,815,000	$(24,222)
Citibank, N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.730)%	09/20/12	USD	1,134,000	(11,919)
Citibank, N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.720)%	09/20/12	USD	194,000	(1,951)
Merrill Lynch International	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.740)%	09/20/12	USD	432,000	(4,581)
Citibank N.A., New York	Citizens Communications 6.250%, 01/15/13	Sell	1.070%	06/20/12	USD	920,000	(12,543)
Citibank N.A., New York	CMS Energy Corp. 6.875%, 12/15/15	Sell	0.820%	03/20/12	USD	190,000	194
Merrill Lynch International	CMS Energy Corp. 6.875%, 12/15/15	Sell	0.840%	03/20/12	USD	1,020,000	3,760
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)%	09/20/11	USD	543,500	(23,834)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600%	09/20/11	USD	542,000	26,464
Citibank N.A., New York	Dow Jones CDX.EM.6 Index 5-Year	Buy	(1.400)%	12/20/11	USD	1,455,000	(679)
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.HY.7 Index 5-Year	Buy	(3.250)%	12/20/11	USD	2,426,000	43,139
UBS AG	Dow Jones CDX.NA.HY.7 Index 5-Year	Buy	(3.250)%	12/20/11	USD	1,502,000	32,679
Citibank N.A., New York	Dow Jones CDX.NA.HY.8 Index 7-Year (0-10% Tranche)	Sell	0.048%	06/20/14	USD	1,306,000	12,023
Barclays Bank PLC	Dow Jones CDX.NA.HY.8 Index 5-Year	Buy	(2.750)%	06/20/12	USD	1,494,000	45,111
Barclays Bank PLC	Dow Jones CDX.NA.HY.8 Index 5-Year	Buy	(2.750)%	06/20/12	USD	1,881,000	(35,386)
Citibank N.A., New York	Dow Jones CDX.NA.HY.8 Index 5-Year	Buy	(2.750)%	06/20/12	USD	2,566,000	63,794
UBS AG	Dow Jones CDX.NA.HY.8 Index 5-Year	Buy	(2.750)%	06/20/12	USD	1,633,000	771
UBS AG	Dow Jones CDX.NA.HY.8 Index 5-Year	Buy	(2.750)%	06/20/12	USD	734,000	861
Citibank N.A., New York	Dow Jones CDX.NA.IG.6 Index 10-Year (7-10% Tranche)	Sell	1.003%	06/20/16	USD	2,952,000	(102,064)
Citibank, N.A., New York	Dow Jones CDX.NA.IG.7 Index 10-Year (30-100% Tranche)	Buy	(0.048)%	12/20/16	USD	6,215,000	10,139
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.IG.7 Index 10-Year (30-100% Tranche)	Buy	(0.048)%	12/20/16	USD	17,275,000	29,032
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.IG.HVOL.8 Index 5-Year	Buy	(0.750)%	06/20/12	USD	13,063,000	48,769
UBS AG	Dow Jones CDX.NA.IG.HVOL.8 Index 5-Year	Buy	(0.750)%	06/20/12	USD	6,404,000	47,150
UBS AG	Dow Jones CDX.NA.IG.HVOL.8 Index 5-Year	Buy	(0.750)%	06/20/12	USD	3,988,000	13,860
Barclays Bank PLC	Dow Jones CDX.NA.XO.8 Index 5-Year	Buy	(1.400)%	06/20/12	USD	4,082,000	4,724
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.XO.8 Index 5-Year	Buy	(1.400)%	06/20/12	USD	3,999,000	45,788
Lehman Brothers Special Financing Inc.	Exelon Corp. 6.750%, 05/01/11	Buy	(0.640)%	06/20/12	USD	952,000	(8,799)
Barclays Bank PLC	Federative Republic of Brazil 12.25%, 03/06/30	Sell	0.240%	06/20/08	USD	2,799,000	663
Barclays Bank PLC	Federative Republic of Brazil 12.25%, 03/06/30	Buy	(0.725)%	06/20/12	USD	979,000	862
Lehman Brothers Special Federative Republic of Brazil Financing Inc.	12.25%, 03/06/30	Buy	(0.800)%	07/20/12	USD	884,000	(2,710)
UBS AG	Federative Republic of Brazil 12.25%, 03/06/30	Buy	(0.780)%	07/20/12	USD	4,075,000	-

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.690)%	06/20/14	USD	1,101,000	$282
Morgan Stanley Capital Services Inc.	H.J. Heinz Co. 6.000%, 03/15/08	Buy	(0.350)%	09/20/11	USD	3,075,000	(4,341)
Morgan Stanley Capital Services Inc.	H.J. Heinz Co. 6.000%, 03/15/08	Buy	(0.410)%	09/20/11	USD	3,587,500	(13,264)
Barclays Bank PLC	Kinder Morgan Inc. 6.500%, 09/01/12	Sell	1.700%	09/20/11	USD	217,000	7,762
UBS AG	Lehman Brothers Holdings 6.625%, 01/18/12	Sell	0.240%	03/20/12	USD	2,815,000	(12,638)
JPMorgan Chase Bank, N.A., New York	Macy's Inc. 6.625%, 04/01/11	Buy	(0.980)%	09/20/12	USD	800,000	(9,794)
UBS AG	Macy's Inc. 6.625%, 04/01/11	Buy	(0.980)%	09/20/12	USD	1,600,000	(18,836)
UBS AG	Morgan Stanley 6.600%, 04/01/12	Sell	0.260%	03/20/12	USD	4,283,000	(12,127)
Bear Stearns Credit Products Inc.	Norbord Inc. 7.250%, 07/01/12	Buy	(1.600)%	06/20/12	USD	929,000	(8,268)
Credit Suisse International	Norbord Inc. 7.250%, 07/01/12	Buy	(1.450)%	06/20/14	USD	1,448,000	28,447
JPMorgan Chase Bank, N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(1.380)%	06/20/14	USD	678,000	18,693
JPMorgan Chase Bank, N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(2.000)%	06/20/14	USD	811,000	(5,052)
Morgan Stanley Capital Services Inc.	Norbord Inc. 7.250%, 07/01/12	Buy	(1.380)%	06/20/14	USD	1,328,000	34,490
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.500)%	06/20/12	USD	386,000	(2,097)
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.360)%	06/20/14	USD	545,000	12,015
UBS AG	Russian Federation 5.000% Step, 03/31/30	Sell	0.240%	08/20/07	USD	2,104,000	2,436
UBS AG	Russian Federation 5.000% Step, 03/31/30	Sell	0.310%	08/20/07	USD	4,485,000	7,874
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)%	03/20/14	USD	414,000	2,244
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.890)%	03/20/14	USD	905,000	13,295
JPMorgan Chase Bank, N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.020)%	03/20/14	USD	1,181,000	8,964
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)%	03/20/14	USD	793,000	8,738
UBS AG	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)%	03/20/14	USD	847,000	8,544
UBS AG	Toll Bros Finance Corp. 6.875%, 11/15/12	Buy	(1.000)%	06/20/12	USD	1,756,000	12,207
Merrill Lynch International	Transocean Inc. 7.375%, 04/15/18	Buy	(0.330)%	09/20/12	USD	1,125,000	(4,032)
UBS AG	Transocean Inc. 7.375%, 04/15/18	Buy	(0.340)%	09/20/12	USD	970,000	(3,896)
Merrill Lynch International	TXU Energy Co. 7.000%, 03/15/13	Buy	(1.200)%	03/20/12	USD	1,463,000	55,948
UBS AG	TXU Energy Co. 7.000%, 03/15/13	Buy	(1.230)%	03/20/12	USD	279,000	12,672
Barclays Bank PLC	UST Inc. 6.625%, 07/15/12	Buy	(0.300)%	03/20/14	USD	909,000	(2,603)
Bear Stearns Credit Products Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.280)%	03/20/14	USD	2,475,000	8,444
Bear Stearns Credit Products Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.380)%	03/20/17	USD	1,980,000	11,215
Morgan Stanley Capital Services Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.420)%	03/20/17	USD	909,000	346
UBS AG	UST Inc. 6.625%, 07/15/12	Buy	(0.280)%	03/20/14	USD	131,000	137
UBS AG	UST Inc. 6.625%, 07/15/12	Buy	(0.380)%	03/20/17	USD	160,000	339
Citibank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.580)%	03/20/14	USD	157,000	1,185
JPMorgan Chase Bank, N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.640)%	03/20/14	USD	974,000	2,641
Lehman Brothers Special Financing Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.570)%	03/20/14	USD	905,000	5,168
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.600)%	03/20/14	USD	1,644,000	8,124

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP BALANCED PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.880)%	03/20/17	USD	909,000	$6,763
Citibank N.A., New York	Williams Partners LP 7.500%, 06/15/11	Sell	1.030%	03/20/12	USD	1,036,947	16,448
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)%	09/20/16	USD	1,025,000	(9,577)
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)%	09/20/16	USD	2,050,000	(19,155)
							$370,836

ING VP Balanced Portfolio Open Futures Contracts on June 30, 2007:

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000	1	421,050	09/20/07	$5,497
Russell Mini	7	589,470	09/21/07	83
S&P 400 E-Mini	7	632,940	09/21/07	(1,953)
S&P 500	19	7,198,150	09/20/07	(103,118)
U.S. Treasury 2-Year Note	20	4,075,625	09/28/07	7,450
U.S. Treasury 5-Year Note	96	9,991,500	09/28/07	(35,161)
U.S. Treasury Long Bond	227	24,459,250	09/19/07	12,568
				$(114,634)
Short Contracts
U.S. Treasury 10-Year Note	50	(5,285,157)	09/19/07	$(20,438)
				$(20,438)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.3%
		Aerospace/Defense: 1.9%
953,550	@,L	BE Aerospace, Inc.	$39,381,615
204,000		Boeing Co.	19,616,640
			58,998,255
		Agriculture: 1.9%
808,250		Altria Group, Inc.	56,690,655
			56,690,655
		Apparel: 1.4%
1,135,800	L	Liz Claiborne, Inc.	42,365,340
			42,365,340
		Auto Parts & Equipment: 0.5%
465,500	@,L	Goodyear Tire & Rubber Co.	16,180,780
			16,180,780
		Banks: 3.2%
238,900		Bank of America Corp.	11,679,821
251,500	@	Bank of New York Co., Inc.	10,422,160
1,045,018		People's United Financial, Inc.	18,528,169
250,400	L	PNC Financial Services Group, Inc.	17,923,632
377,700		State Street Corp.	25,834,680
371,900	L	Wells Fargo & Co.	13,079,723
			97,468,185

Shares			Value
		Beverages: 0.9%
725,250	@@	Fomento Economico Mexicano SA de CV ADR	$28,516,830
			28,516,830
		Biotechnology: 0.6%
281,900	@,L	Genzyme Corp.	18,154,360
			18,154,360
		Commercial Services: 1.1%
1,110,600	@,L	Quanta Services, Inc.	34,062,102
			34,062,102
		Computers: 2.5%
1,226,200	@	Dell, Inc.	35,008,010
471,000		Hewlett-Packard Co.	21,016,020
901,100	@@,L	Seagate Technology, Inc.	19,616,947
			75,640,977
		Cosmetics/ Personal Care: 2.0%
971,596		Procter & Gamble Co.	59,451,959
			59,451,959
		Diversified Financial Services: 7.7%
89,100		Bear Stearns Cos., Inc.	12,474,000
173,400	@	Blackstone Group LP	5,075,418
1,189,100		Citigroup, Inc.	60,988,939
1,378,067	@,L	E*Trade Financial Corp.	30,441,500
1,758,800	@@	Invesco PLC	22,662,264
811,200		JP Morgan Chase & Co.	39,302,640
558,900		Merrill Lynch & Co., Inc.	46,712,862
783,000	@,L	TD Ameritrade Holding Corp.	15,660,000
			233,317,623
		Electric: 3.1%
661,900	L	Centerpoint Energy, Inc.	11,517,060
120,000	L	DTE Energy Co.	5,786,400
350,550	L	Exelon Corp.	25,449,930
509,746	@	Mirant Corp.	21,740,667
722,550	@,L	NRG Energy, Inc.	30,036,404
			94,530,461
		Electrical Components & Equipment: 1.1%
444,050	@,L	General Cable Corp.	33,636,788
			33,636,788
		Engineering & Construction: 1.1%
324,236	@	Foster Wheeler Ltd.	34,690,010
			34,690,010
		Entertainment: 1.4%
762,300	L	International Game Technology	30,263,310
101,147	@,L	Penn National Gaming, Inc.	6,077,923
209,200	L	Regal Entertainment Group	4,587,756
			40,928,989
		Environmental Control: 0.8%
630,550		Waste Management, Inc.	24,622,978
			24,622,978

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Food: 1.5%
1,276,175		Kraft Foods, Inc.	$44,985,169
			44,985,169
		Healthcare-Products: 3.4%
950,500		Johnson & Johnson	58,569,810
1,052,100	@,L	St. Jude Medical, Inc.	43,651,629
			102,221,439
		Healthcare-Services: 1.2%
527,747	@,L	Covance, Inc.	36,182,334
			36,182,334
		Insurance: 5.6%
916,100		American International Group, Inc.	64,154,483
231,150	L	MBIA, Inc.	14,382,153
384,000		Principal Financial Group	22,383,360
441,950		Protective Life Corp.	21,129,630
565,000	@@	Willis Group Holdings Ltd.	24,893,900
746,300		WR Berkley Corp.	24,284,602
			171,228,128
		Internet: 1.8%
102,500	@	Google, Inc.	53,646,450
			53,646,450
		Investment Companies: 1.4%
1,948,724	@@	KKR Private Equity Investors LP	43,846,290
			43,846,290
		Iron/Steel: 1.3%
373,250	L	Allegheny Technologies, Inc.	39,146,460
			39,146,460
		Lodging: 0.7%
275,200	@,L	MGM Mirage	22,698,496
			22,698,496
		Media: 1.9%
1,972,550		News Corp., Inc.-Class A	41,837,786
395,000	@,L	Time Warner Cable, Inc.	15,472,150
			57,309,936
		Metal Fabricate/ Hardware: 1.8%
437,900	L	Precision Castparts Corp.	53,143,544
			53,143,544
		Mining: 1.8%
200,600	@@	Alcan, Inc.	16,308,780
418,200		Alcoa, Inc.	16,949,646
250,600		Freeport-McMoRan Copper & Gold, Inc.	20,754,692
			54,013,118
		Miscellaneous Manufacturing: 5.6%
863,400		Cooper Industries Ltd.	49,291,506
427,750		Danaher Corp.	32,295,125
1,428,376		General Electric Co.	54,678,233
584,900		Roper Industries, Inc.	33,397,790
			169,662,654

Shares			Value
		Oil & Gas: 8.6%
481,250		ConocoPhillips	$37,778,125
1,383,600		ExxonMobil Corp.	116,056,368
635,100	@,L	Plains Exploration & Production Co.	30,364,131
324,550	@	Southwestern Energy Co.	14,442,475
475,900	@	Todco	22,467,239
363,250		Valero Energy Corp.	26,829,645
224,500		XTO Energy, Inc.	13,492,450
			261,430,433
		Oil & Gas Services: 1.9%
669,154	L	Schlumberger Ltd.	56,837,941
			56,837,941
		Pharmaceuticals: 5.8%
832,250		Abbott Laboratories	44,566,988
216,198	@,L	Gilead Sciences, Inc.	8,381,996
236,202	@	Medco Health Solutions, Inc.	18,421,394
798,700		Merck & Co., Inc.	39,775,260
871,000	L	Omnicare, Inc.	31,408,260
599,300		Wyeth	34,363,862
			176,917,760
		Retail: 6.1%
940,800		Best Buy Co., Inc.	43,907,136
374,800	@,L	Childrens Place Retail Stores, Inc.	19,354,672
1,162,400	L	CVS Corp.	42,369,480
743,450		Home Depot, Inc.	29,254,758
622,300		Macy's, Inc.	24,755,094
542,300		Wal-Mart Stores, Inc.	26,090,053
			185,731,193
		Semiconductors: 3.9%
3,126,800		Intel Corp.	74,292,763
355,750		Maxim Integrated Products	11,885,608
2,850,680	@@,L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	31,728,068
			117,906,439
		Software: 4.2%
966,100	@,L	Activision, Inc.	18,037,087
293,350	@	Adobe Systems, Inc.	11,778,003
143,100	@,L	Electronic Arts, Inc.	6,771,492
528,450	@@	Infosys Technologies Ltd. ADR	26,623,311
1,202,282		Microsoft Corp.	35,431,251
1,493,400	@	Oracle Corp.	29,434,914
			128,076,058
		Telecommunications: 7.6%
1,278,150	@	Arris Group, Inc.	22,482,659
643,050	@	Ciena Corp.	23,233,397
2,294,000	@	Cisco Systems, Inc.	63,887,900
151,100	@,L	CommScope, Inc.	8,816,685
1,888,650	@@,L	Deutsche Telekom AG ADR	34,770,047
990,400		Qualcomm, Inc.	42,973,456
874,500		Verizon Communications, Inc.	36,003,164
			232,167,308
		Total Common Stock (Cost $2,533,635,171)	2,956,407,442

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

# of Contracts			Value
PURCHASED OPTIONS: 0.0%
95,000		Call Option-OTC Allegheny Technologies Inc. Strike @ $125.00- Exp 07/20/07	$10
		Total Purchased Options (Cost $99,750)	10
Principal Amount			Value
CONVERTIBLE BONDS: 0.0%
		Electric: 0.0%
$20,000,000	L,Z	Mirant Corp.-Escrow (In Default), Discount Note, due 06/15/21	—
		Total Convertible Bonds (Cost $ — )	—
CORPORATE BONDS/NOTES: 0.0%
		Electric: 0.0%
10,000,000	Z	Southern Energy Escrow, Discount Note, due 07/15/09	—
		Total Corporate Bonds/Notes (Cost $ — )	—
		Total Long-Term Investments (Cost $2,533,734,921)	2,956,407,452
SHORT-TERM INVESTMENTS: 14.5%
Shares			Value
		Mutual Fund: 2.0%
60,000,000	**,S	ING Institutional Prime Money Market Fund	60,000,000
		Total Mutual Fund (Cost $60,000,000)	60,000,000
Principal Amount			Value
		Repurchase Agreement: 0.3%
$10,114,000		Goldman Sachs Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $10,118,467 to be received upon repurchase (Collateralized by $10,244,000 various U.S. Government Agency Obligations, 4.000%-4.000%, Market Value plus accrued interest $10,316,288, d	10,114,000
		Total Repurchase Agreement (Cost $10,114,000)	10,114,000

Principal Amount		Value
	Securities Lending Collateralcc: 12.2%
$371,430,000	The Bank of New York Institutional Cash Reserves Fund	$371,430,000
	Total Securities Lending Collateral (Cost $371,430,000)	371,430,000
	Total Short-Term Investments (Cost $441,544,000)	441,544,000

Total Investments in Securities (Cost $2,975,278,921)*	111.8%	$3,397,951,452
Other Assets and Liabilities - Net	(11.8)	(359,972,096)
Net Assets	100.0%	$3,037,979,356

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

S  All or a portion of segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

**  Investment in affiliate

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

*  Cost for federal income tax purposes is $2,982,394,479.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$445,989,183
Gross Unrealized Depreciation	(30,432,209)
Net Unrealized Appreciation $4	15,556,973

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP GROWTH AND INCOME PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

ING VP Growth and Income Portfolio Open Futures Contracts on June 30, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500	55	20,836,750	09/20/07	$60,946
				$60,946

ING VP Growth and Income Portfolio Written Options Outstanding on June 30, 2007:

Description/Name of Issuer	Strike Price ($)	Expiration Date	# of Contracts	Premium Received	Value
Call Option OTC - Mirant Corp.	49.000	09/21/07	(165,000)	$(245,850)	$(132,000)
Call Option OTC - Allegheny Technologies Inc.	125.000	07/20/07	(95,000)	(367,650)	(10)
Call Option OTC - Allegheny Technologies Inc.	130.000	10/19/07	(95,000)	(351,500)	(186,000)
Call Option OTC - Precision Castparts Corp.	125.000	07/20/07	(69,000)	(173,880)	(89,700)
				$(1,138,880)	$(407,710)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP GROWTH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 99.5%
		Agriculture: 2.4%
$70,600		Altria Group, Inc.	$4,951,884
			4,951,884
		Apparel: 2.7%
75,800	@	Coach, Inc.	3,592,162
41,100		Guess ?, Inc.	1,974,444
			5,566,606
		Banks: 1.3%
64,000	@	Bank of New York Co., Inc.	2,652,160
			2,652,160
		Chemicals: 3.0%
90,740		Monsanto Co.	6,128,580
			6,128,580
		Coal: 1.7%
73,500	L	Peabody Energy Corp.	3,555,930
			3,555,930
		Commercial Services: 3.7%
90,700	@@	Accenture Ltd.	3,890,123
25,700		McKesson Corp.	1,532,748
69,300	@,L	Quanta Services, Inc.	2,125,431
			7,548,302
		Computers: 6.9%
37,700	@	Apple, Inc.	4,600,908
119,900		Hewlett-Packard Co.	5,349,938
71,800	@	Network Appliance, Inc.	2,096,560

Shares			Value
9,900	@,@@	Research In Motion Ltd.	$1,979,901
			14,027,307
		Cosmetics/Personal Care: 1.7%
91,600		Avon Products, Inc.	3,366,300
			3,366,300
		Diversified Financial Services: 9.6%
105,280		American Express Co.	6,441,030
41,700	@,L	Blackstone Group LP	1,220,559
159,410		Charles Schwab Corp.	3,271,093
22,600		Goldman Sachs Group, Inc.	4,898,550
46,600		Morgan Stanley	3,908,808
			19,740,040
		Electric: 1.4%
134,700	@	AES Corp.	2,947,236
			2,947,236
		Engineering & Construction: 1.9%
46,800	@	McDermott International, Inc.	3,890,016
			3,890,016
		Food: 1.0%
39,000	L	Kellogg Co.	2,019,810
			2,019,810
		Healthcare-Products: 5.0%
63,400		Baxter International, Inc.	3,571,956
63,500	@,L	St. Jude Medical, Inc.	2,634,615
46,460	@	Zimmer Holdings, Inc.	3,943,989
			10,150,560
		Household Products/Wares: 1.4%
46,500		Clorox Co.	2,887,650
			2,887,650
		Insurance: 2.5%
30,300		AMBAC Financial Group, Inc.	2,641,857
43,200		Principal Financial Group	2,518,128
			5,159,985
		Internet: 4.0%
10,160	@	Google, Inc.	5,317,541
91,500	@,L	VeriSign, Inc.	2,903,295
			8,220,836
		Media: 5.1%
189,550	@,L	Comcast Corp.-Class A	5,330,146
109,400	L	News Corp., Inc.-Class B	2,509,636
72,800		Walt Disney Co.	2,485,392
			10,325,174
		Metal Fabricate/Hardware: 1.6%
26,300		Precision Castparts Corp.	3,191,768
			3,191,768
		Mining: 2.1%
52,100		Freeport-McMoRan Copper & Gold, Inc.	4,314,922
			4,314,922
		Miscellaneous Manufacturing: 6.8%
59,900		Cooper Industries Ltd.	3,419,691

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP GROWTH PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Miscellaneous Manufacturing (continued)
94,794		Danaher Corp.	$7,156,947
59,500		Roper Industries, Inc.	3,397,450
			13,974,088
		Oil & Gas: 1.6%
39,600		ExxonMobil Corp.	3,321,648
			3,321,648
		Oil & Gas Services: 2.2%
26,000	@	Cameron International Corp.	1,858,220
25,100	@	National Oilwell Varco, Inc.	2,616,424
			4,474,644
		Packaging & Containers: 1.1%
71,800	@	Pactiv Corp.	2,289,702
			2,289,702
		Pharmaceuticals: 8.5%
118,200		Abbott Laboratories	6,329,610
68,838	@	Express Scripts, Inc.	3,442,588
64,200	@	Gilead Sciences, Inc.	2,489,034
61,500		Merck & Co., Inc.	3,062,700
51,900	@@	Teva Pharmaceutical Industries Ltd. ADR	2,140,875
			17,464,807
		Retail: 5.3%
98,500	@	GameStop Corp.	3,851,350
50,400		McDonald's Corp.	2,558,304
55,800	L	Nordstrom, Inc.	2,852,496
74,900	@,L	Saks, Inc.	1,599,115
			10,861,265
		Semiconductors: 4.7%
130,300	L	Altera Corp.	2,883,539
68,400	@,L	Nvidia Corp.	2,825,604
359,404	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,000,167
			9,709,310
		Software: 3.2%
131,300	@,L	Activision, Inc.	2,451,371
137,010		Microsoft Corp.	4,037,685
			6,489,056
		Telecommunications: 7.1%
280,100	@	Cisco Systems, Inc.	7,800,785
32,700	@,L	NII Holdings, Inc.	2,640,198
94,300		Qualcomm, Inc.	4,091,677
			14,532,660
		Total Common Stock (Cost $187,146,334)	203,762,246
SHORT-TERM INVESTMENTS: 13.9%
		Mutual Fund: 0.5%
1,000,000	**	ING Institutional Prime Money Market Fund	1,000,000
		Total Mutual Fund (Cost $1,000,000)	1,000,000

Principal Amount		Value
	Repurchase Agreement: 0.3%
$512,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $512,226 to be received upon repurchase (Collateralized by $1,100,000 Resolution Funding Corporation, Discount Note, Market Value $524,271, due 01/15/21)	$512,000
	Total Repurchase Agreement (Cost $512,000)	512,000
	Securities Lending Collateralcc: 13.1%
26,886,000	The Bank of New York Institutional Cash Reserves Fund	26,886,000
	Total Securities Lending Collateral (Cost $26,886,000)	26,886,000
	Total Short-Term Investments (Cost $28,398,000)	28,398,000

Total Investments in Securities (Cost $215,544,334)*	113.4%	$232,160,246
Other Assets and Liabilities - Net	(13.4)	(27,361,706)
Net Assets	100.0%	$204,798,540

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

**  Investment in affiliate

*  Cost for federal income tax purposes is $215,859,903.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,340,030
Gross Unrealized Depreciation	(2,039,687)
Net Unrealized Appreciation	$16,300,343

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 95.6%
		Aerospace/Defense: 2.6%
80,800		DRS Technologies, Inc.	$4,627,416
108,500	@	Moog, Inc.	4,785,935
128,700	@	Teledyne Technologies, Inc.	5,913,765
			15,327,116
		Apparel: 2.3%
102,800	@,@@,L	Gildan Activewear, Inc.	3,525,012
93,300	L	Phillips-Van Heusen	5,651,181
141,800	@	Steven Madden Ltd.	4,645,368
			13,821,561
		Banks: 5.5%
573,000	L	Bank Mutual Corp.	6,606,690
64,603	L	Citizens Banking Corp.	1,182,235
151,700	L	FirstMerit Corp.	3,175,081
143,000		Provident Bankshares Corp.	4,687,540
148,000	@,L	Signature Bank	5,046,800
374,000	@,L	Superior Bancorp.	3,826,020
115,210	L	UMB Financial Corp.	4,247,793
129,600		Whitney Holding Corp.	3,900,960
			32,673,119
		Biotechnology: 1.1%
69,900	@,L	Alexion Pharmaceuticals, Inc.	3,149,694
363,900	@,L	Human Genome Sciences, Inc.	3,245,988
			6,395,682
		Building Materials: 0.9%
236,700	@,I	Dayton Superior Corp.	3,195,450
106,300		Gibraltar Industries, Inc.	2,354,545
			5,549,995

Shares			Value
		Chemicals: 3.3%
108,800		Albemarle Corp.	$4,192,064
55,200		Cytec Industries, Inc.	3,520,104
135,000	@,L	Terra Industries, Inc.	3,431,700
270,500		UAP Holding Corp.	8,152,870
			19,296,738
		Commercial Services: 2.7%
35,000	@,L	Advisory Board Co.	1,944,600
87,100		Arbitron, Inc.	4,488,263
90,700	@,L	Exponent, Inc.	2,028,959
162,900	@,L	Geo Group, Inc.	4,740,390
127,710	@	Live Nation, Inc.	2,858,150
			16,060,362
		Computers: 4.2%
58,200	@,L	CACI International, Inc.	2,843,070
114,700	@,L	Electronics for Imaging	3,236,834
222,800	@,L	Komag, Inc.	7,105,092
80,900	@,@@,L	Logitech International	2,134,951
102,600	@	Mentor Graphics Corp.	1,351,242
80,100	@,L	Micros Systems, Inc.	4,357,440
320,200	@	Radisys Corp.	3,970,480
			24,999,109
		Distribution/Wholesale: 1.6%
341,360	@,L	Brightpoint, Inc.	4,707,354
130,200	L	Owens & Minor, Inc.	4,549,188
			9,256,542
		Diversified Financial Services: 1.6%
103,950	@	Investment Technology Group, Inc.	4,504,154
187,200		Waddell & Reed Financial, Inc.	4,869,072
			9,373,226
		Electric: 2.2%
83,100	L	Idacorp, Inc.	2,662,524
120,800		ITC Holdings Corp.	4,908,104
185,500		Portland General Electric Co.	5,090,120
			12,660,748
		Electrical Components & Equipment: 0.6%
81,200		Ametek, Inc.	3,222,016
			3,222,016
		Electronics: 3.7%
179,600	@	Benchmark Electronics, Inc.	4,062,552
97,600	@,L	Cymer, Inc.	3,923,520
222,200	@,L	Kemet Corp.	1,566,510
61,200	@	Thomas & Betts Corp.	3,549,600
122,787	@	Trimble Navigation Ltd.	3,953,741
86,800	@	Varian, Inc.	4,759,244
			21,815,167
		Engineering & Construction: 0.7%
52,300	@,L	Washington Group International, Inc.	4,184,523
			4,184,523
		Entertainment: 1.0%
191,700	@,L	Macrovision Corp.	5,762,502
			5,762,502

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Environmental Control: 0.7%
138,200	@	Waste Connections, Inc.	$4,179,168
			4,179,168
		Food: 0.6%
82,500		Corn Products International, Inc.	3,749,625
			3,749,625
		Gas: 2.3%
100,759	L	New Jersey Resources Corp.	5,140,724
160,700		Vectren Corp.	4,327,651
126,500		WGL Holdings, Inc.	4,128,960
			13,597,335
		Healthcare-Products: 2.6%
99,900		Cooper Cos., Inc.	5,326,668
115,500	@,L	DJO, Inc.	4,766,685
107,100	@,L	Kyphon, Inc.	5,156,865
			15,250,218
		Healthcare-Services: 2.6%
82,726	@,L	Amedisys, Inc.	3,005,436
5,063	@	LHC Group, Inc.	132,651
96,100	@,L	Magellan Health Services, Inc.	4,465,767
53,900	@	Pediatrix Medical Group, Inc.	2,972,585
134,700	@,L	Psychiatric Solutions, Inc.	4,884,222
			15,460,661
		Housewares: 1.4%
143,000	L	Toro Co.	8,421,270
			8,421,270
		Insurance: 7.6%
150,300	L	American Equity Investment Life Holding Co.	1,815,624
206,586	@@	Aspen Insurance Holdings Ltd.	5,798,869
293,140	@,L	First Mercury Financial Corp.	6,147,146
145,800		Ohio Casualty Corp.	6,314,598
42,800		PMI Group, Inc.	1,911,876
79,600	@,L	ProAssurance Corp.	4,431,332
458,933	@,@@,L	RAM Holdings Ltd.	7,228,192
121,364		Safety Insurance Group, Inc.	5,024,470
143,600	@@	Security Capital Assurance Ltd.	4,432,932
46,900	@,L	Triad Guaranty, Inc.	1,872,717
			44,977,756
		Leisure Time: 1.4%
174,500	@	K2, Inc.	2,650,655
103,500	@,L	Life Time Fitness, Inc.	5,509,305
			8,159,960
		Machinery-Diversified: 2.2%
148,667	@,L	Intermec, Inc.	3,762,762
65,300		Nordson Corp.	3,275,448
46,200		Tennant Co.	1,686,300
118,800		Wabtec Corp.	4,339,764
			13,064,274
		Media: 1.3%
167,900		Entercom Communications Corp.	4,179,031
201,200	L	GateHouse Media, Inc.	3,732,260
			7,911,291
		Metal Fabricate/Hardware: 0.6%
110,700		Commercial Metals Co.	3,738,339
			3,738,339

Shares			Value
		Miscellaneous Manufacturing: 0.8%
141,600	L	Barnes Group, Inc.	$4,485,888
			4,485,888
		Oil & Gas: 3.0%
114,700	@,L	Carrizo Oil & Gas, Inc.	4,756,609
143,600	@,L	Denbury Resources, Inc.	5,385,000
238,800	@,L	EXCO Resources, Inc.	4,164,672
158,100	@,L	Parallel Petroleum Corp.	3,462,390
			17,768,671
		Oil & Gas Services: 3.2%
55,400	@,@@,L	Core Laboratories NV	5,633,626
43,300	@	FMC Technologies, Inc.	3,430,226
216,700	@	Global Industries Ltd.	5,811,894
102,800	@,@@	North American Energy Partners, Inc.	2,082,728
58,400	@,L	Tetra Technologies, Inc.	1,646,880
			18,605,354
		Packaging & Containers: 1.2%
182,800	@	Crown Holdings, Inc.	4,564,516
41,600		Silgan Holdings, Inc.	2,299,648
			6,864,164
		Pharmaceuticals: 1.9%
19,700	@,L	Alkermes, Inc.	287,620
172,100	@,L	BioMarin Pharmaceuticals, Inc.	3,087,474
91,100	@,L	Cubist Pharmaceuticals, Inc.	1,795,581
36,732	@	HealthExtras, Inc.	1,086,533
85,700	@,L	Sciele Pharma, Inc.	2,019,092
59,400	@,L	USANA Health Sciences, Inc.	2,657,556
			10,933,856
		Real Estate: 0.8%
41,075		Jones Lang LaSalle, Inc.	4,662,013
			4,662,013
		Real Estate Investment Trusts: 4.3%
489,900		American Financial Realty Trust	5,055,768
398,900		Ashford Hospitality Trust, Inc.	4,691,064
167,500		BioMed Realty Trust, Inc.	4,207,600
184,700		Lexington Corporate Properties Trust	3,841,760
101,100	L	Nationwide Health Properties, Inc.	2,749,920
286,400		U-Store-It Trust	4,694,096
			25,240,208
		Retail: 6.1%
188,900		Casey's General Stores, Inc.	5,149,414
76,700	@,L	JOS A Bank Clothiers, Inc.	3,180,749
49,900		Longs Drug Stores Corp.	2,620,748
82,000	@,L	Pantry, Inc.	3,780,200
145,000	@	Papa John's International, Inc.	4,170,200
92,100		Regis Corp.	3,522,825
198,800	@,L	Ruth's Chris Steak House	3,377,612
254,250		Stage Stores, Inc.	5,329,080
113,900	@,L	Tween Brands, Inc.	5,079,940
			36,210,768
		Savings & Loans: 2.7%
291,500		First Niagara Financial Group, Inc.	3,818,650

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP SMALL COMPANY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Savings & Loans (continued)
472,600	L	NewAlliance Bancshares, Inc.	$6,956,672
510,000		Westfield Financial, Inc.	5,084,700
			15,860,022
		Semiconductors: 3.8%
150,000	@,L	Axcelis Technologies, Inc.	973,500
144,600	@	DSP Group, Inc.	2,959,962
472,700	@,L	Entegris, Inc.	5,615,676
97,000	@,L	Fairchild Semiconductor International, Inc.	1,874,040
114,400	@,L	Formfactor, Inc.	4,381,520
122,000		Micrel, Inc.	1,551,840
99,700	@,L	Microsemi Corp.	2,387,815
227,900	@,L	ON Semiconductor Corp.	2,443,088
			22,187,441
		Software: 3.0%
308,300	@	Ansys, Inc.	8,169,950
232,100	@,L	Informatica Corp.	3,428,117
138,550	@	THQ, Inc.	4,228,546
46,900	@,L	Verifone Holdings, Inc.	1,653,225
			17,479,838
		Storage/Warehousing: 0.7%
148,400	@,L	Mobile Mini, Inc.	4,333,280
			4,333,280
		Telecommunications: 3.8%
323,200		Alaska Communications Systems Group, Inc.	5,119,488
174,100	@,L	Foundry Networks, Inc.	2,900,506
172,600	@,L	NeuStar, Inc.	5,000,222
71,000		Otelco, Inc.	1,391,600
34,800	@,L	Polycom, Inc.	1,169,280
203,400	@,L	RCN Corp.	3,821,886
90,000	@,L	SBA Communications Corp.	3,023,100
			22,426,082
		Textiles: 0.2%
34,500		G&K Services, Inc.	1,363,095
			1,363,095
		Transportation: 1.7%
103,800	@,L	American Commercial Lines, Inc.	2,703,990
115,900	@	HUB Group, Inc.	4,075,044
61,000	@	Kirby Corp.	2,341,790
47,700		Pacer International, Inc.	1,121,904
			10,242,728
		Trucking & Leasing: 1.1%
241,400	@@	Genesis Lease Ltd. ADR	6,614,360
			6,614,360
		Total Common Stock (Cost $495,668,949 )	564,186,071
EXCHANGE-TRADED FUNDS: 1.0%
		Exchange-Traded Funds: 1.0%
71,628	L	iShares Russell 2000 Index Fund	5,942,259
		Total Exchange-Traded Funds (Cost $5,597,533)	5,942,259
		Total Long-Term Investments (Cost $501,266,482)	570,128,330

Shares			Value
SHORT-TERM INVESTMENTS: 26.4%
		Mutual Fund: 3.7%
22,000,000	**	ING Institutional Prime Money Market Fund	$22,000,000
		Total Mutual Fund (Cost $22,000,000)	22,000,000

Principal Amount		Value
	Repurchase Agreement: 0.3%
$1,634,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $1,634,722 to be received upon repurchase (Collateralized by $3,500,000 Resolution Funding Corporation, Discount Note, Market Value $1,668,135, due 01/15/21)	1,634,000
	Total Repurchase Agreement (Cost $1,634,000)	1,634,000
	Securities Lending Collateralcc: 22.4%
131,970,000	The Bank of New York Institutional Cash Reserves Fund	131,970,000
		131,970,000
	Total Securities Lending Collateral (Cost $131,970,000)	131,970,000
	Total Short-Term Investments (Cost $155,604,000)	155,604,000

Total Investments in Securities (Cost $656,870,482)*	123.0%	$725,732,330
Other Assets and Liabilities - Net	(23.0)	(135,826,498)
Net Assets	100.0%	$589,905,832

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

**  Investment in affiliate

*  Cost for federal income tax purposes is $657,631,044.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$79,740,107
Gross Unrealized Depreciation	(11,638,821)
Net Unrealized Appreciation	$68,101,286

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP VALUE OPPORTUNITY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.1%
		Aerospace/Defense: 0.8%
23,400		United Technologies Corp.	$1,659,762
			1,659,762
		Agriculture: 3.5%
50,900		Altria Group, Inc.	3,570,126
42,700		Loews Corp.	3,299,429
			6,869,555
		Airlines: 1.4%
58,800	@,L	AMR Corp.	1,549,380
28,600	@,L	UAL Corp.	1,160,874
			2,710,254
		Apparel: 1.8%
95,900	L	Liz Claiborne, Inc.	3,577,070
			3,577,070
		Auto Manufacturers: 0.7%
37,500	L	General Motors Corp.	1,417,500
			1,417,500
		Auto Parts & Equipment: 2.0%
112,300	@,L	Goodyear Tire & Rubber Co.	3,903,548
			3,903,548
		Banks: 7.1%
93,600		Bank of America Corp.	4,576,104
72,400	@	Bank of New York Co., Inc.	3,000,256
27,100		Commerce Bancorp., Inc.	1,002,429
70,900		People's United Financial, Inc.	1,257,057

Shares			Value
114,000		Wells Fargo & Co.	$4,009,380
			13,845,226
		Beverages: 3.3%
42,400		Coca-Cola Co.	2,217,944
55,500	@@	Fomento Economico Mexicano SA de CV ADR	2,182,260
22,145		Molson Coors Brewing Co.	2,047,527
			6,447,731
		Chemicals: 1.5%
17,200		Air Products & Chemicals, Inc.	1,382,364
52,263	L	HB Fuller Co.	1,562,141
			2,944,505
		Coal: 1.0%
39,300		Peabody Energy Corp.	1,901,334
			1,901,334
		Computers: 1.8%
54,400		Hewlett-Packard Co.	2,427,328
214,500	@	Sun Microsystems, Inc.	1,128,270
			3,555,598
		Cosmetics/Personal Care: 2.2%
71,800		Procter & Gamble Co.	4,393,442
			4,393,442
		Diversified Financial Services: 17.0%
14,600	@,L	Affiliated Managers Group, Inc.	1,879,896
18,900		Bear Stearns Cos., Inc.	2,646,000
39,900	@,L	Blackstone Group LP	1,167,873
110,400		Citigroup, Inc.	5,662,416
27,500	L	Countrywide Financial Corp.	999,625
149,663	@,L	E*Trade Financial Corp.	3,306,056
36,300		Freddie Mac	2,203,410
118,600	@@	Invesco PLC	1,528,170
115,300		JP Morgan Chase & Co.	5,586,285
56,100		Merrill Lynch & Co., Inc.	4,688,838
31,500		Morgan Stanley	2,642,220
33,000		Raymond James Financial, Inc.	1,019,700
			33,330,489
		Electric: 3.6%
70,200	@	Mirant Corp.	2,994,030
31,200	@	NRG Energy, Inc.	1,296,984
30,500		PG&E Corp.	1,381,650
43,000	L	Southern Co.	1,474,470
			7,147,134
		Electrical Components & Equipment: 0.8%
21,200	@,L	General Cable Corp.	1,605,900
			1,605,900
		Engineering & Construction: 1.7%
89,700	@	Infrasource Services, Inc.	3,327,870
			3,327,870
		Entertainment: 1.0%
87,100	L	Regal Entertainment Group	1,910,103
			1,910,103

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP VALUE OPPORTUNITY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Food: 1.0%
$54,967		Kraft Foods, Inc.	$1,937,587
			1,937,587
		Gas: 1.0%
33,800		Sempra Energy	2,001,974
			2,001,974
		Healthcare-Products: 1.0%
31,800		Johnson & Johnson	1,959,516
			1,959,516
		Home Builders: 0.2%
11,417	L	KB Home	449,487
			449,487
		Insurance: 6.7%
62,200		American International Group, Inc.	4,355,866
44,200	L	MGIC Investment Corp.	2,513,212
32,700		Principal Financial Group	1,906,083
41,925		Stancorp Financial Group, Inc.	2,200,224
67,884		WR Berkley Corp.	2,208,945
			13,184,330
		Investment Companies: 0.6%
80,970		Blackrock Kelso Capital Corp.	1,194,308
			1,194,308
		Iron/Steel: 1.2%
22,500		Allegheny Technologies, Inc.	2,359,800
			2,359,800
		Lodging: 1.1%
24,900	@	MGM Mirage	2,053,752
			2,053,752
		Media: 2.1%
90,900	@,L	Comcast Corp.-Class A	2,556,108
69,700		News Corp., Inc.-Class A	1,478,337
			4,034,445
		Mining: 1.2%
16,500	@@	Alcan, Inc.	1,341,450
13,000		Freeport-McMoRan Copper & Gold, Inc.	1,076,660
			2,418,110
		Miscellaneous Manufacturing: 3.0%
40,900		Cooper Industries Ltd.	2,334,981
39,800		Dover Corp.	2,035,770
41,800		General Electric Co.	1,600,104
			5,970,855
		Oil & Gas: 11.1%
53,700		ConocoPhillips	4,215,450
113,100		ExxonMobil Corp.	9,486,828
44,200		Occidental Petroleum Corp.	2,558,296
74,300	@	Plains Exploration & Production Co.	3,552,283
27,400		Valero Energy Corp.	2,023,764
			21,836,621

Shares			Value
		Pharmaceuticals: 2.7%
29,600		Merck & Co., Inc.	$1,474,080
43,300		Omnicare, Inc.	1,561,398
40,800		Wyeth	2,339,472
			5,374,950
		Real Estate Investment Trusts: 1.8%
42,900		Liberty Property Trust	1,884,597
55,700		Sunstone Hotel Investors, Inc.	1,581,323
			3,465,920
		Retail: 1.9%
25,700		Macy's, Inc.	1,022,346
53,600		McDonald's Corp.	2,720,736
			3,743,082
		Savings & Loans: 0.9%
144,600	L	Hudson City Bancorp., Inc.	1,767,012
			1,767,012
		Semiconductors: 1.6%
276,575	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,078,280
			3,078,280
		Software: 2.3%
95,400		First Data Corp.	3,116,718
50,000		Microsoft Corp.	1,473,500
			4,590,218
		Telecommunications: 5.0%
122,400		AT&T, Inc.	5,079,599
183,000	@,L	Qwest Communications International, Inc.	1,775,100
111,500	@	Tellabs, Inc.	1,199,740
41,400		Verizon Communications, Inc.	1,704,438
			9,758,877
		Transportation: 0.5%
8,600		Union Pacific Corp.	990,290
			990,290
		Total Common Stock (Cost $164,965,168)	192,716,435
SHORT-TERM INVESTMENTS: 15.4%
		Mutual Fund: 1.8%
3,500,000	**,S	ING Institutional Prime Money Market Fund	3,500,000
		Total Mutual Fund (Cost $3,500,000)	3,500,000

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP VALUE OPPORTUNITY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Repurchase Agreement: 0.3%
$600,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $600,265 to be received upon repurchase (Collateralized by $1,285,000 Resolution Funding Corporation, Discount Note, Market Value $612,444, due 01/15/21)	$600,000
	Total Repurchase Agreement (Cost $600,000)	600,000
	Securities Lending Collateralcc: 13.3%
26,136,000	The Bank of New York Institutional Cash Reserves Fund	26,136,000
	Total Securities Lending Collateral (Cost $26,136,000)	26,136,000
	Total Short-Term Investments (Cost $30,236,000)	30,236,000

Total Investments in Securities (Cost $195,201,168)*	113.5%	$222,952,435
Other Assets and Liabilities-Net	(13.5)	(26,510,597)
Net Assets	100.0%	$196,441,838

@  Non-income producing security

@@  Foreign Issuer

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

S  All or a portion of segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

**  Investment in affiliate

*  Cost for federal income tax purposes is $195,415,176.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$29,880,670
Gross Unrealized Depreciation	(2,343,411)
Net Unrealized Appreciation	$27,537,259

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Industry Allocation
as of June 30, 2007

(as a percent of net assets)

Collateralized Mortgage Obligations	34.6%
Federal National Mortgage Corporation	16.0%
Federal Home Loan Mortgage Corporation	10.1%
Diversified Financial Services	6.9%
Banks	5.8%
Treasury Inflation Indexed Protected Securities	5.4%
U.S. Treasury Notes	4.2%
U.S. Treasury Bonds	2.8%
Other Asset-Backed Securities	1.9%
Home Equity Asset-Backed Securities	1.8%
Electric	1.5%
Telecommunications	1.4%
Industries between 0.7% - 1.0%(1)	5.5%
Industries less than 0.7%(2)	4.1%
Other Assets and Liabilities - Net*	(2.0)%
Net Assets	100.0%

*  Includes short-term investments related to repurchase agreement, securities lending collateral and foreign government security.

(1)  Includes seven industries, which each represents 0.7% - 1.0% of net assets.

(2)  Includes fourteen industries, which each represents less than 0.7% of net assets.

Portfolio holdings are subject to change daily.

Principal Amount			Value
CORPORATE BONDS/NOTES: 22.6%
		Airlines: 0.7%
$13,910,000	C	Delta Airlines, Inc., 7.570%, due 11/18/10	$14,443,240
3,733,000	Z	United Airlines, Inc., 6.932%, due 09/01/11	4,332,613
			18,775,853
		Auto Manufacturers: 0.2%
1,590,000	Z	Ford Motor Co., Discount Note, due 11/29/13	1,598,357
4,695,000		Ford Motor Co., 8.360%, due 11/29/13	4,719,677
			6,318,034
		Banks: 5.8%
7,320,000	@@,C	Australia & New Zealand Banking Group Ltd., 5.494%, due 12/31/49	6,373,971
1,295,297	@@,#	Banco Itau SA, 5.621%, due 09/20/08	1,295,297
8,327,000	@@,#,C	Banco Mercantil del NorteSA, 6.135%, due 10/13/16	8,356,869
2,800,000	@@,C	Bank of Ireland, 5.625%, due 12/29/49	2,438,573
3,010,000	@@,C	Bank of Nova Scotia, 5.500%, due 08/21/85	2,491,518
1,110,000	@@,L	Bank of Scotland, 5.563%, due 11/30/49	958,659
379,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	394,043

Principal Amount			Value
$1,790,000	@@,C	Barclays Bank PLC, 5.563%, due 12/31/49	$1,566,230
4,870,000	@@,C	BNP Paribas, 5.402%, due 09/29/49	4,177,812
9,751,000	@@,#,C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	9,218,166
2,568,000	@@,#,C	Danske Bank A/S, 5.914%, due 12/29/49	2,546,534
3,080,000	@@,C,L	Den Norske Bank ASA, 5.500%, due 08/29/49	2,633,400
510,000	@@,C	Den Norske Bank ASA, 5.625%, due 11/29/49	441,534
6,186,000	#,C	Dresdner Funding Trust I, 8.151%, due 06/30/31	7,145,009
2,000	C	Fleet Capital Trust II, 7.920%, due 12/11/26	2,078
9,574,000	@@,#,C	HBOS PLC, 5.375%, due 11/29/49	9,282,979
3,970,000	@@,C,L	Hongkong & Shanghai Banking Corp., Ltd., 5.500%, due 07/29/49	3,378,184
6,650,000	@@,C	HSBC Bank PLC, 5.538%, due 06/29/49	5,702,375
5,300,000	@@,C,L	HSBC Bank PLC, 5.625%, due 06/29/49	4,589,801
5,490,000	@@,C	Lloyds TSB Bank PLC, 5.478%, due 08/29/49	4,740,714
510,000	@@,C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	443,865
3,330,000	@@,C	Lloyds TSB Bank PLC, 5.625%, due 06/29/49	2,930,680
6,355,000	@@,C,L	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	6,637,995
2,660,000	@@,C	National Australia Bank Ltd.,5.525%, due 12/31/49	2,309,564
710,000	@@,C,L	National Westminster Bank PLC, 5.500%, due 11/29/49	611,931
1,140,000	@@,C	National Westminster BankPLC, 5.625%, due 08/29/49	985,553
4,649,000	#,C	Rabobank Capital Funding II,5.260%, due 12/29/49	4,464,388
4,530,000	#,C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	4,249,113
4,285,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	4,124,390
6,747,000	@@,#,C	Resona Bank Ltd., 5.850%, due 09/29/49	6,461,804
9,870,000	@@,C,L	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	8,471,776
2,570,000	@@,C	Societe Generale, 5.469%, due 11/29/49	2,221,919
7,140,000	@@,C	Standard Chartered PLC, 5.563%, due 07/29/49	5,945,835
1,150,000	@@,C,L	Standard Chartered PLC, 5.588%, due 01/29/49	956,656

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Banks (continued)
$3,040,000	@@,C	Standard Chartered PLC, 5.588%, due 12/29/49	$2,532,321
11,400,000	@@,C,L	Standard Chartered PLC, 5.625%, due 11/29/49	9,604,500
6,705,000	@@,C	Sumitomo Mitsui BankingCorp., 8.150%, due 08/01/49	6,884,949
5,333,000	C,L	Wachovia Capital Trust III, 5.800%, due 12/31/49	5,314,121
3,150,000	@@,C	Westpac Banking Corp., 5.494%, due 09/30/49	2,696,737
2,498,000	#,C	Westpac Capital Trust IV, 5.256%, due 12/29/49	2,322,153
9,411,000	@@,#,C	Woori Bank, 6.125%, due 05/03/16	9,464,097
			167,368,093
		Chemicals: 0.4%
1,410,000	Z	Stauffer Chemical, 5.830%,due 04/15/10	1,203,816
2,420,000	Z	Stauffer Chemical, 6.220%,due 04/15/18	1,261,207
2,970,000	Z	Stauffer Chemical, 8.100%,due 04/15/17	1,645,885
7,254,000	L	Union Carbide Corp., 7.750%, due 10/01/96	7,400,009
			11,510,917
		Diversified Financial Services: 6.9%
16,520,000	@@,#,C,L	Aiful Corp., 4.450%, due 02/16/10	15,962,830
1,006,000	@@,#,I	Alpine III, 5.910%, due 08/16/14	1,008,939
1,006,000	@@,#,I	Alpine III, 6.310%, due 08/16/14	1,009,322
1,507,000	@@,#,I	Alpine III, 8.110%, due 08/16/14	1,516,818
2,576,000	@@,#,I	Alpine III, 11.360%, due 08/16/14	2,639,395
17,659,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	19,082,757
4,546,000	#,C	Corestates Capital Trust I, 8.000%, due 12/15/26	4,708,533
6,814,000	@@	Eksportfinans A/S, 5.125%, due 10/26/11	6,769,355
2,890,000	@@,C	Financiere CSFB NV, 5.500%, due 03/29/49	2,485,400
8,272,000		Ford Motor Credit Co., 8.000%, due 12/15/16	7,936,132
3,669,000		Ford Motor Credit Co., 8.105%, due 01/13/12	3,663,130
7,223,000	L	Ford Motor Credit Co., 9.806%, due 04/15/12	7,748,387
5,852,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	5,761,628
9,145,000		General Motors Acceptance Corp., 7.250%,due 03/02/11	9,122,229
10,619,000	C	Goldman Sachs Capital II, 5.793%, due 12/31/49	10,374,444
4,369,000	#,C	HVB Funding Trust III, 9.000%, due 10/22/31	5,446,972

Principal Amount			Value
$2,978,000	C,L	Lehman Brothers Capital Trust VII, 5.857%, due 11/29/49	$2,920,182
6,391,000	C	Lehman Brothers Holdings Capital Trust VIII,6.190%, due 05/29/49	6,396,829
8,668,000	#,C	Mangrove Bay Pass- Through Trust, 6.102%, due 07/15/33	8,411,861
6,907,000	@@,#	Mantis Reef Ltd., 4.799%, due 11/03/09	6,777,287
5,605,000	@@,C,L	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	5,516,682
2,560,000	@@,C	Paribas, 5.500%, due 12/31/49	2,235,461
1,290,667	@@,#,C	Petroleum Export Ltd., 4.623%, due 06/15/10	1,274,922
2,740,210	@@,#,C	Petroleum Export Ltd., 5.265%, due 06/15/11	2,663,128
5,262,487	@@,#,C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	5,443,385
9,261,902	#,C	Piper Jaffray Equipment Trust Securities, 6.000%,due 09/10/11	9,030,354
7,674,691	#,C	Piper Jaffray Equipment Trust Securities, 6.750%,due 04/01/11	7,617,131
903,102	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	913,436
8,607,000	C	Southern Star Central Corp.,6.750%, due 03/01/16	8,520,930
9,082,000	@@,#	TNK-BP Finance SA, 7.500%, due 07/18/16	9,386,247
32,846,336	#,Z	Toll Road Investors Partnership II LP, 17.680%, due 02/15/45	4,238,984
2,981,000	#,C	Twin Reefs Pass- Through Trust, 6.320%, due 12/10/49	2,990,584
6,653,000	@@,C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	6,920,411
2,105,000	#,C	Wachovia Capital Trust V, 7.965%, due 06/01/27	2,191,682
			198,685,767
		Electric: 1.5%
12,447,000	C	Commonwealth Edison Co.,6.950%, due 07/15/18	12,342,906
1,542,000	@@	Empresa Nacional de Electricidad SA, 8.625%,due 08/01/15	1,775,511
1,536,171	#,C	Juniper Generation, LLC, 6.790%, due 12/31/14	1,515,977
5,310,000	C	Nevada Power Co., 5.950%, due 03/15/16	5,218,195
3,310,000	C	Nevada Power Co., 6.750%, due 07/01/37	3,314,366

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Electric (continued)
$8,873,000	C	NorthWestern Corp., 5.875%, due 11/01/14	$8,623,243
1,325,000	C,L	Reliant Energy, Inc., 7.625%, due 06/15/14	1,298,500
661,000	C,L	Reliant Energy, Inc., 7.875%, due 06/15/17	646,128
8,677,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	8,790,469
			43,525,295
		Energy-Alternate Sources: 0.7%
4,000,000		Greater Ohio Ethanol, LLC,8.864%, due 12/31/13	3,965,000
4,900,000		Greater Ohio Ethanol, LLC,12.630%, due 12/31/13	4,753,000
2,455,000	#	White Pine Hydro Portfolio,LLC, 6.960%, due 07/10/37	2,391,965
3,936,000	#	White Pine Hydro Portfolio,LLC, 7.260%, due 07/20/15	3,875,708
3,837,000	#	White Pine Hydro, LLC, 6.310%, due 07/10/17	3,765,233
			18,750,906
		Food: 0.8%
23,045,000	C	HJ Heinz Finance Co., 6.625%, due 07/15/11	23,731,165
			23,731,165
		Gas: 0.9%
7,368,000	@@,#,C	Nakilat, Inc., 6.067%, due 12/31/33	6,926,178
4,147,000	@@,#,C,L	Nakilat, Inc., 6.267%, due 12/31/33	3,950,909
16,171,000	C	Southern Union Co., 7.200%, due 11/01/66	16,273,201
			27,150,288
		Insurance: 0.6%
9,566,000	@@,C	Aegon NV, 5.362%, due 12/31/49	8,397,752
1,741,000	#,C	North Front Pass- Through Trust, 5.810%, due 12/15/24	1,684,832
6,528,000	@@,C	XL Capital, Ltd., 6.500%, due 12/15/49	6,141,804
			16,224,388
		Media: 0.4%
10,074,000	#,C	Charter Communications Operating, LLC, 8.375%, due 04/30/14	10,300,665
1,862,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	2,001,650
			12,302,315
		Multi-National: 0.2%
4,459,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	4,241,659
			4,241,659

Principal Amount			Value
		Oil & Gas: 0.7%
$2,475,000	@@,#	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	$2,321,820
1,588,000	@@,#	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	1,656,143
4,129,000	C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	4,196,096
4,608,000	#	Pemex Project Funding Master Trust, 6.660%, due 06/15/10	4,739,328
2,096,000	@@,C	Petroleos de Venezuela SA, 5.375%, due 04/12/27	1,383,360
4,908,000	@@,#,C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	4,596,725
			18,893,472
		Pipelines: 0.2%
1,893,000	C,L	Northwest Pipeline Corp., 7.000%, due 06/15/16	1,982,918
2,894,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	2,915,705
			4,898,623
		Real Estate Investment Trusts: 1.0%
2,828,000	C	Istar Financial, Inc., 5.150%, due 03/01/12	2,724,142
1,272,000	C	Istar Financial, Inc., 5.500%, due 06/15/12	1,251,260
3,398,000	C	Istar Financial, Inc., 5.850%, due 03/15/17	3,265,308
1,027,000	C	Liberty Property LP, 6.375%, due 08/15/12	1,057,135
3,533,000	C	Liberty Property LP, 7.750%, due 04/15/09	3,668,144
975,000	C	Rouse Co., 7.200%, due 09/15/12	1,005,546
14,834,000	#,C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%,due 05/01/13	14,894,997
			27,866,532
		Retail: 0.2%
935,000	#,C,L	Rite Aid Corp., 9.375%, due 12/15/15	902,275
5,599,000	#,C,L	Rite Aid Corp., 9.500%, due 06/15/17	5,403,035
			6,305,310
		Telecommunications: 1.4%
9,173,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	9,096,937
9,137,000	C	Qwest Corp., 7.875%, due 09/01/11	9,571,008
4,648,000	@@,C	Rogers Wireless, Inc., 7.250%, due 12/15/12	4,913,141
5,040,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	4,810,438

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Telecommunications (continued)
$4,178,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	$3,970,445
7,166,000	@@,C	TELUS Corp., 8.000%, due 06/01/11	7,669,383
			40,031,352
		Total Corporate Bonds/ Notes (Cost $654,470,433)	646,579,969
U.S. GOVERNMENT AGENCY OBLIGATIONS:26.3%
		Federal Home Loan Mortgage Corporation: 10.1%
2,212,728	C	4.500%, due 12/15/16	2,168,935
7,583,000	C,S	4.500%, due 02/15/20	6,912,079
8,637,743	C,S	5.000%, due 08/15/16	8,414,316
9,369,000	C,S	5.000%, due 12/15/17	9,129,468
1,621,000	C	5.000%, due 05/15/20	1,542,484
6,491,840	C,S	5.000%, due 08/15/21	6,390,969
7,694,000	C,S	5.000%, due 04/15/23	7,209,570
6,104,721	C	5.000%, due 09/15/31	5,786,643
2,317,000	C	5.000%, due 02/15/32	2,176,476
13,713,220	C,S	5.000%, due 03/15/32	12,818,362
6,181,000	C	5.000%, due 04/15/32	5,899,976
7,576,000	C,S	5.000%, due 08/15/32	7,192,071
11,016,000	C,S	5.000%, due 12/15/32	10,455,973
6,246,708	C	5.000%, due 02/15/35	5,999,202
1,291,498		5.018%, due 04/01/35	1,253,257
15,107,000	C	5.250%, due 03/15/12	14,979,739
20,255,000	Z	5.460%, due 03/15/31	5,651,631
20,911,332	C,S	5.500%, due 08/15/20	19,618,700
3,877,000	C	5.500%, due 12/15/20	3,767,765
12,728,922	C,S	5.500%, due 11/15/22	12,419,086
11,420,000	C,S	5.500%, due 09/15/32	11,057,335
2,326,000	C,S	5.500%, due 10/15/32	2,259,484
2,068,000	C	5.500%, due 11/15/32	1,993,898
1,100,000	C	5.500%, due 04/15/33	1,064,050
2,511,000	C	5.500%, due 06/15/33	2,428,887
6,815,000	C,S	5.500%, due 07/15/33	6,629,438
2,504,547	S	5.500%, due 06/01/36	2,401,866
17,333,000		5.500%, due 08/14/36	16,691,375
10,354,307	C	6.000%, due 01/15/29	10,284,431
6,680,686	C,S	6.000%, due 01/15/29	6,698,286
15,069,000	W	6.000%, due 08/15/34	14,915,959
14,586,000		6.000%, due 09/15/34	14,419,632
16,795,431	S	6.000%, due 02/01/36	16,726,865
28,320,000		6.500%, due 07/15/34	28,616,482
1,528,242		7.000%, due 09/01/26	1,575,127
510,329		7.500%, due 11/01/28	534,186
			288,084,003
		Federal National Mortgage Corporation: 16.0%
36,495,642	Z	Discount Note, due 04/01/49	33,752,776
9,080,000	W	4.500%, due 07/25/18	8,617,483
3,028,792		4.592%, due 08/01/35	2,956,896
1,055,869	C	4.750%, due 12/25/42	1,051,765
4,331,746		4.817%, due 08/01/35	4,231,118
6,906,000	L	4.875%, due 05/18/12	6,790,117
1,216,812		4.951%, due 04/01/35	1,202,774
43,536,000	W	5.000%, due 07/18/21	42,073,452
5,871,740		5.000%, due 02/25/29	5,739,790
55,012,000	W	5.000%, due 08/15/34	51,530,786

Principal Amount			Value
$11,126,386	S	5.000%, due 12/01/36	$10,455,477
16,883,000	W	5.000%, due 07/01/37	15,819,894
9,466,145		5.000%, due 07/01/37	8,871,591
1,504,109		5.065%, due 07/01/35	1,464,788
6,131,056		5.156%, due 09/01/35	6,043,159
1,073,707		5.225%, due 08/01/35	1,049,385
13,276,000	L	5.250%, due 08/01/12	13,176,523
7,859,000	C	5.400%, due 03/26/12	7,828,924
20,345		5.500%, due 11/01/16	20,127
104,482		5.500%, due 12/01/16	103,360
18,248		5.500%, due 04/01/17	18,047
38,536		5.500%, due 02/01/18	38,112
12,878		5.500%, due 06/01/18	12,734
61,635		5.500%, due 10/01/18	60,957
3,538,000		5.500%, due 05/25/30	3,390,854
3,892,445		5.500%, due 11/01/32	3,772,791
10,367,913		5.500%, due 11/01/33	10,047,010
13,135,894	S	5.500%, due 11/01/33	12,732,097
27,250,000	W	5.500%, due 08/13/34	26,266,439
11,048,022	S	5.500%, due 01/25/36	10,592,426
2,668,166	S	5.500%, due 07/01/36	2,558,777
13,979,609	S	5.500%, due 12/25/36	13,493,395
10,485,641		5.500%, due 02/25/37	10,222,377
11,335,000	C	5.550%, due 03/29/10	11,331,157
2,678,793		5.570%, due 07/25/36	2,682,982
141,094		6.000%, due 06/01/16	141,957
17,591		6.000%, due 08/01/16	17,699
272,584		6.000%, due 10/01/16	274,253
314,360		6.000%, due 01/01/17	316,271
131,678		6.000%, due 02/01/17	132,475
663,527		6.000%, due 04/01/17	667,544
432,244		6.000%, due 05/01/17	434,860
174,995		6.000%, due 06/01/17	176,054
328,397		6.000%, due 07/01/17	330,385
552,135		6.000%, due 08/01/17	555,491
1,718,007		6.000%, due 09/01/17	1,728,407
7,132		6.000%, due 10/01/17	7,175
404,420		6.000%, due 11/01/17	406,895
9,636		6.000%, due 02/01/18	9,695
388,361		6.000%, due 04/01/18	390,254
106,667		6.000%, due 09/01/18	107,263
128,633		6.000%, due 11/01/18	129,352
166,722		6.000%, due 12/01/18	167,742
6,224,794	S	6.000%, due 07/25/29	6,232,415
2,646,912		6.000%, due 07/25/29	2,650,742
4,743,828		6.000%, due 04/25/31	4,770,267
33,392,000	W	6.000%, due 07/01/37	33,032,001
2,422,635		6.500%, due 08/01/29	2,472,851
213,969		6.500%, due 01/01/32	218,163
142,873		6.500%, due 09/01/32	145,426
412,197		6.500%, due 10/01/32	419,562
60,763,000		6.500%, due 09/15/33	61,228,202
451,000	W	6.500%, due 08/15/34	454,876
5,742,000		6.625%, due 11/15/30	6,491,193
16,188		7.000%, due 08/01/25	16,776
8,274		7.000%, due 10/01/25	8,575
4,294		7.000%, due 11/01/25	4,450
54,735		7.000%, due 12/01/25	56,720
94,917		7.000%, due 02/01/26	98,360
202,538		7.000%, due 03/01/26	209,918
129,920		7.000%, due 01/01/30	134,760
2,708,890		7.000%, due 06/01/31	2,809,242
117,000	W	7.000%, due 07/15/33	120,144

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Federal National Mortgage Corporation (continued)
$841	I	7.125%, due 07/01/27	$851
12,588		7.500%, due 11/01/29	13,171
79,406		7.500%, due 10/01/30	82,961
105,435		7.500%, due 11/01/30	110,154
1,601,172	C	7.500%, due 01/25/48	1,651,218
252,214		10.000%, due 02/25/19	277,125
			459,704,235
		Government National Mortgage Association: 0.2%
124,102		5.375%, due 04/20/28	125,635
79,688		6.125%, due 12/20/29	80,308
2,579,585		6.500%, due 10/15/31	2,633,969
421,303		7.000%, due 04/15/26	439,540
179,496		7.000%, due 05/15/32	187,116
27,470		7.500%, due 04/15/22	28,740
6,265		7.500%, due 05/15/22	6,555
6,566		7.500%, due 06/15/22	6,870
1,393		7.500%, due 08/15/22	1,457
6,627		7.500%, due 06/15/24	6,941
8,230		7.500%, due 01/15/26	8,628
2,058		7.500%, due 07/15/26	2,158
29,338		7.500%, due 03/15/29	30,743
41,202		7.500%, due 04/15/29	43,176
109,333		7.500%, due 08/15/29	114,571
9,846		7.500%, due 09/15/29	10,317
21,291		7.500%, due 10/15/29	22,311
42,247		7.500%, due 12/15/29	44,274
7,471		7.500%, due 01/15/30	7,826
68,409		7.500%, due 02/15/30	71,663
43,680		7.500%, due 05/15/30	45,758
22,634		7.500%, due 06/15/30	23,711
26,093		7.500%, due 07/15/30	27,334
43,030		7.500%, due 08/15/30	45,078
21,324		7.500%, due 10/15/30	22,338
3,206		7.500%, due 11/15/30	3,354
1,776		7.500%, due 01/15/31	1,860
24,493		7.500%, due 02/15/31	25,654
17,749		7.500%, due 03/15/31	18,590
12,547		7.500%, due 04/15/31	13,141
1,606		7.500%, due 09/15/31	1,682
419,133		7.500%, due 12/15/31	439,060
63,479		7.500%, due 01/15/32	66,503
73,132		7.500%, due 03/15/32	76,590
1,214		7.500%, due 04/15/32	1,270
45,144		7.500%, due 05/15/32	47,233
93,133		7.500%, due 06/15/32	97,443
34,364		7.500%, due 07/15/32	35,955
48,516		7.500%, due 08/15/32	50,761
			4,916,113
		Total U.S. Government Agency Obligations (Cost $760,325,214)	752,704,351
U.S. TREASURY OBLIGATIONS:12.4%
		U.S. Treasury Bonds: 2.8%
40,928,000	L	4.500%, due 05/15/17	39,252,530
34,171,000	L	4.500%, due 02/15/36	30,951,477
10,000,000		4.875%, due 06/30/09	10,000,000
			80,204,007

Principal Amount			Value
		U.S. Treasury Notes: 4.2%
$32,189,000	L	4.500%, due 05/15/10	$31,862,089
53,647,000	L	4.750%, due 05/31/12	53,244,701
33,269,000	L	4.875%, due 05/31/09	33,269,033
			118,375,823
		Treasury Inflation Indexed Protected Securities: 5.4%
28,905,724	L	2.375%, due 04/15/11	28,598,630
33,992,858	L	2.375%, due 01/15/17	33,198,819
51,955,460	L	2.375%, due 01/15/25	49,974,710
42,904,972	L	3.875%, due 01/15/09	43,602,221
			155,374,380
		Total U.S. Treasury Obligations (Cost $355,330,815)	353,954,210
ASSET-BACKED SECURITIES: 3.7%
		Automobile Asset-Backed Securities: 0.0%
688,560	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	686,396
			686,396
		Credit Card Asset-Backed Securities: 0.0%
6,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	5,970
			5,970
		Home Equity Asset-Backed Securities: 1.8%
2,353,000	C,S	Citigroup Mortgage Loan Trust, Inc., 5.590%, due 12/25/36	2,349,013
1,000,000	C	Citigroup Mortgage LoanTrust, Inc., 5.620%, due 12/25/36	997,259
10,593,000	C,S	GSAA Trust, 5.242%, due 06/25/34	10,486,217
2,021,000	C	GSAA Trust, 5.882%, due 09/25/36	2,022,709
9,441,000	C,S	GSAA Trust, 6.040%, due 07/25/36	9,436,340
3,328,000	#,C	Irwin Home Equity, 5.960%, due 08/25/37	3,329,754
350,262	C	Merrill Lynch Mortgage Investors, Inc., 5.680%, due 07/25/34	351,551
9,285,000	C,S	Morgan Stanley Mortgage Loan Trust, 5.858%,due 01/25/47	9,179,208
821,221	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	816,724
2,507,884	C	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	2,496,751
3,393,000	C	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	3,388,236

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Home Equity Asset-Backed Securities (continued)
$4,000,000	C	Specialty Underwriting & Residential Finance, 5.520%, due 12/25/36	$4,004,701
1,627,363	C	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	1,581,413
500,000	C	Wells Fargo Home Equity Trust, 4.430%, due 05/25/34	478,439
			50,918,315
		Other Asset-Backed Securities: 1.9%
332,136	C	Amortizing Residential Collateral Trust, 5.820%, due 05/25/32	332,188
895,570	C	Bear Stearns Asset- Backed Securities, Inc., 5.720%, due 07/25/36	897,498
609,287	C	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	609,918
2,365	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	2,324
838,597	C	Chase Funding Mortgage Loan, 5.620%, due 07/25/33	840,238
1,916,749	C,S	Countrywide Asset- Backed Certificates, 4.493%,due 02/25/36	1,908,793
6,668,000	C,S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	6,550,433
4,266,000	C	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	4,250,339
3,360,000	#,C	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	3,325,352
2,876,000	#,C	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	2,823,424
3,375,000	C	Equity One, Inc., 5.050%, due 09/25/33	3,329,211
792,219	C	Fannie Mae Grantor Trust, 5.460%, due 04/25/35	793,809
2,581,000	C,Z	First Horizon Asset Back Trust, Discount Note, due 09/25/29	2,581,000
6,265,000	@@,#,C	Hudson Mezzanine Funding, 6.110%, due 06/12/42	3,483,340
3,976,888	C	Lehman XS Trust, 5.600%, due 08/25/35	3,986,959
540,774	C	Long Beach Mortgage Loan Trust, 5.650%, due 01/25/36	542,274

Principal Amount			Value
$1,951,817	C	Merrill Lynch Mortgage Investors, Inc., 5.500%, due 09/25/36	$1,953,455
5,845,000	C	Merrill Lynch Mortgage Investors, Inc., 5.520%, due 01/25/37	5,848,623
2,065,000	C	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	2,058,281
1,654	C	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	1,646
1,697,000	C	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	1,688,002
1,380,000	C	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	1,376,225
130,160	C	Residential Asset Mortgage Products,Inc., 5.630%, due 06/25/33	130,289
3,626,875	C	Structured Asset Securities Corp., 4.910%, due 06/25/33	3,553,499
1,520,989	C	Structured Asset Securities Corp., 6.000%, due 03/25/34	1,518,511
			54,385,631
		Total Asset-Backed Securities (Cost $109,179,142)	105,996,312
COLLATERALIZED MORTGAGE OBLIGATIONS: 34.6%
843,317	C	American Home Mortgage Assets, 5.819%, due 02/25/47	841,473
5,062,874	C	American Home Mortgage Assets, 6.029%, due 09/25/46	5,069,202
5,808,344	C	American Home Mortgage Investment Trust,5.610%, due 11/25/45	5,824,190
7,691,810	#	Astoria Depositor Corp., 7.902%, due 05/01/21	8,004,290
11,331,402	C,S	Banc of America Alternative Loan Trust, 6.290%, due 11/25/21	11,353,001
8,697,834	C,S	Banc of America Alternative Loan Trust, 6.505%, due 04/25/37	8,741,199
138,293,916	C,^	Banc of America Commercial Mortgage, Inc., 0.465%, due 01/15/49	3,254,388
781,000	C	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	760,322

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$385,000	C	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	$368,350
3,941,000	C	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	3,789,428
7,612,000	C,S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	7,466,079
2,735,000	C	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	2,681,376
4,101,590	C	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	4,041,473
4,150,000	C	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	4,017,701
3,295,000	C	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	3,151,544
970,000	C	Banc of America CommercialMortgage, Inc., 6.186%, due 06/11/35	990,940
12,030,857	C,S	Banc of America Funding Corp., 5.259%, due 09/20/35	11,644,085
6,927,094	C,S	Banc of America Funding Corp., 5.530%, due 05/20/47	6,940,371
8,141,072	C	Banc of America Funding Corp., 5.530%, due 06/20/47	8,141,072
20,076,799	C,S	Banc of America Funding Corp., 5.655%, due 06/20/37	19,771,632
5,627,075	C	Banc of America Funding Corp., 5.750%, due 09/20/34	5,576,859
5,518,695	C	Banc of America Funding Corp., 5.851%, due 05/20/36	5,464,456
5,430,000	C	Banc of America Mortgage Securities, Inc., 4.144%, due 07/25/34	5,302,582
5,673,803	C	Banc of America Mortgage Securities, Inc., 5.181%, due 09/25/35	5,516,291
2,029,358	C	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	2,012,454

Principal Amount			Value
$2,158,120	C	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	$2,066,716
4,318,683	C	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	4,286,798
2,962,418	C	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	2,973,989
10,248,410	C	Bank of America Alternative Loan Trust, 6.500%, due 05/25/46	10,331,007
1,465,222	C	Bear Stearns Alternative- A Trust, 5.640%, due 07/25/34	1,463,395
3,083,000	C	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	3,035,470
405,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	391,565
2,236,593	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	2,197,636
1,206,000	C	Bear Stearns Commercial Mortgage Securities, 4.565%, due 07/11/42	1,161,977
5,915,379	C	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	5,908,753
5,802,000		Bear Stearns Commercial Mortgage Securities, 5.660%, due 09/11/41	5,641,021
3,221,000	C	Bear Stearns Commercial Mortgage Securities, 7.780%, due 02/15/32	3,367,845
753,255	C	Capco America Securitization Corp., 6.260%, due 10/15/30	758,618
279,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	282,362
6,004,096	C,S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	6,201,607
11,602,196	C,S	Chase Mortgage Finance Corp., 5.414%, due 12/25/35	11,290,387
7,556,558	C,S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	7,476,331
9,885,952	C	Chaseflex Trust, 6.500%, due 02/25/37	9,936,584
6,381,149	C,S	Citigroup Mortgage Loan Trust, Inc., 5.940%, due 06/25/36	6,358,016
12,222,706	C,S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	12,131,056

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$25,321,790	C,S	Citigroup Mortgage Loan Trust, Inc., 6.075%, due 08/25/36	$25,147,829
2,655,606	C	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	2,637,725
819,000	C	Commercial Mortgage Pass-Through Certificates, 3.600%, due 03/10/39	798,397
12,521,127	C,S	Countrywide Alternative Loan Trust, 5.419%, due 10/25/35	12,162,960
1,818,697	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	1,796,367
2,946,255	C	Countrywide Alternative Loan Trust, 5.560%, due 11/25/46	2,957,639
485,520	C	Countrywide Alternative Loan Trust, 5.620%, due 02/25/35	486,029
8,251,970	C,S	Countrywide Alternative Loan Trust, 5.909%, due 11/25/46	8,251,145
1,618,379	C	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	1,626,617
6,984,267	C,S	Countrywide Alternative Loan Trust, 6.020%, due 09/25/36	6,994,225
4,113,447	C	Countrywide Home Loan Mortgage Pass- Through Trust, 5.250%, due 10/25/35	3,881,653
20,869,230	C,S	Countrywide Home Loan Mortgage Pass- Through Trust, 5.750%, due 07/25/37	20,758,372
2,995,414	C	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	2,900,246
1,102,113	C	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	1,050,667
17,000	C	Credit Suisse First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	16,738
2,328,000	C,S,L	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	2,230,349
1,601,065	C	Credit Suisse First Boston Mortgage Securities Corp., 5.000%, due 08/25/20	1,567,291
4,000	C	Credit Suisse First Boston Mortgage Securities Corp., 7.781%, due 04/15/62	4,241

Principal Amount			Value
$3,988,179	C	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	$4,063,424
21,291	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	21,431
61,541	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	63,275
12,384,729	C,S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	12,200,010
4,487,456	C	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	4,440,937
3,400,000	C	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	3,515,067
5,046,678	C	Freddie Mac, 5.970%, due 04/15/32	5,115,218
141,220,464	C,S,^	GE Capital Commercial Mortgage Corp., 0.680%, due 06/10/48	2,517,820
1,708,691	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	1,679,607
793,000	C	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	770,966
301,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	292,952
1,052,334	C	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	1,053,955
3,496,670	C	GMAC Mortgage Corp. Loan Trust, 4.597%, due 10/19/33	3,394,014
8,345,231	C,S	GMAC Mortgage Corp. Loan Trust, 5.259%, due 03/18/35	8,076,946
109,408,599	#,C,^	Greenwich Capital Commercial Funding Corp., 0.512%, due 03/10/39	2,665,117
6,606,000	C,S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	6,536,770
3,280,000	C	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	3,149,266
1,660,000	C	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	1,592,795
1,325,000	C	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	1,265,150
4,390,000	C	GS Mortgage Securities Corp. II, 5.814%, due 04/10/38	4,257,578

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,319,414	#,C	GSMPS 2005-RP1 1AF, 5.670%, due 01/25/35	$1,325,716
3,063,065	C	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	3,009,143
1,466,426	C	Harborview Mortgage Loan Trust, 5.670%, due 01/19/35	1,471,787
899,939	C	Homebanc Mortgage Trust, 5.750%, due 08/25/29	900,500
15,000,000	C,S	JP Morgan Alternative Loan Trust, 5.490%, due 08/25/36	15,037,554
1,222,735		JP Morgan Alternative Loan Trust, 5.510%, due 01/25/36	1,217,086
389,030,899	C,^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.090%, due 01/12/43	849,682
840,272	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	818,653
3,890,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	3,778,827
5,742,255	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	5,591,320
978,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	949,576
1,951,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	1,885,128
4,589,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	4,625,643
703,200	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.024%, due 04/15/45	709,079
4,005,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	4,052,093
27,998,569	C,S	JP Morgan Mortgage Trust, 5.406%, due 11/25/35	27,540,554
28,121,093	C,^	LB-UBS Commercial Mortgage Trust, 0.675%, due 02/15/40	985,774
1,794,000	C	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	1,739,962

Principal Amount			Value
$6,291,000	C,S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	$6,123,737
499,000	C	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	485,415
1,707,000	C	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	1,636,622
2,276,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	2,246,374
2,570,112	C	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	2,532,894
1,066,000	C	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	995,089
2,050,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	2,021,488
2,416,000	C,S	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	2,352,587
3,322,000	C	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	3,285,356
4,256,000	C	LB-UBS Commercial Mortgage Trust, 5.395%, due 04/15/40	4,073,925
6,517,000	C,S	LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	6,375,897
2,358,000	C,S	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	2,251,223
1,693,000	C	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	1,623,797
3,386,000	C	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	3,238,667
5,220,000	C	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	5,283,528
15,233,000	C,S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	15,642,952
12,136,502	C,S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	12,678,440
3,752,000	C	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	3,732,801
475,222	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	476,655
989,782	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	999,151
105,669,437	^	Merrill Lynch Mortgage Trust, 0.157%, due 10/12/41	2,152,719

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$92,309,229	#,C,^	Merrill Lynch Mortgage Trust, 0.358%, due 11/12/35	$635,651
2,725,000	C	Merrill Lynch Mortgage Trust, 4.892%, due 02/12/42	2,648,618
19,400,283	C,^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.735%, due 08/12/48	814,426
1,445,000	C	Merrill Lynch/ Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	1,378,175
1,617,000	C	Merrill Lynch/ Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	1,537,945
1,422,930	C	MLCC Mortgage Investors, Inc., 5.550%, due 04/25/29	1,424,277
626,842	C	MLCC Mortgage Investors, Inc., 5.640%, due 01/25/29	627,426
8,245,000	C,S	Morgan Stanley Capital I, 5.007%, due 01/14/42	8,039,132
1,370,263	C	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	1,305,979
3,324,968	C	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	3,333,418
76,238	C	MortgageIT Trust, 5.690%, due 11/25/35	76,637
3,764,000	C	New York Mortgage Trust, Inc., 5.654%, due 05/25/36	3,754,491
1,804,000	C	Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,875,591
2,370,556	C	Prime Mortgage Trust, 5.820%, due 02/25/35	2,378,252
2,760,289	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	2,658,050
15,270,101	C,S	RAAC Series, 5.250%, due 09/25/34	14,931,614
13,619,849	C,S	Residential Accredit Loans, Inc., 5.500%, due 05/25/34	12,761,874
1,740,876	C	Residential Accredit Loans, Inc., 5.550%, due 05/25/46	1,743,654
4,565,994	C	Residential Accredit Loans, Inc., 5.829%, due 09/25/46	4,571,523
1,384,738	C	Residential Funding Mortgage Security I, 5.770%, due 05/25/33	1,392,479

Principal Amount			Value
$9,336,663	C,S	Residential Funding Mortgage Security I, 6.000%, due 06/25/36	$9,345,702
908,967	C	Sequoia Mortgage Trust, 5.590%, due 01/20/35	910,380
1,031,534	C	Structured Adjustable Rate Mortgage Loan Trust, 5.630%, due 07/25/35	1,034,499
1,220,923	C	Structured Adjustable Rate Mortgage Loan Trust, 5.941%, due 05/25/36	1,212,535
1,737,592	C	Structured Asset Mortgage Investments, Inc., 5.560%, due 04/19/35	1,741,934
7,916,124	C,S	Structured Asset Mortgage Investments, Inc., 7.653%, due 12/27/35	8,044,070
1,543,134	C	Structured Asset Securities Corp., 5.500%, due 07/25/33	1,480,204
2,395,510	C	Thornburg Mortgage Securities Trust, 5.670%, due 12/25/33	2,398,540
2,650,349	C	Thornburg Mortgage Securities Trust, 5.690%, due 09/25/34	2,654,172
610,000	C	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	605,374
1,336,000	#,C	Wachovia Bank Commercial Mortgage Trust, 5.368%, due 10/15/44	1,256,238
11,328,000	C,S	Wachovia Bank Commercial Mortgage Trust, 5.368%, due 10/15/44	10,727,946
1,808,959	C	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.772%, due 02/25/47	1,808,251
9,214,412	C	Washington Mutual Mortgage Pass- Through Certificates, 5.501%, due 01/25/37	9,110,082
20,471,498	C,S	Washington Mutual Mortgage Pass- Through Certificates, 5.709%, due 06/25/37	20,300,946
17,746,438	C,S	Washington Mutual Mortgage Pass- Through Certificates, 5.792%, due 05/25/47	17,745,053
4,929,566	C	Washington Mutual Mortgage Pass- Through Certificates, 5.799%, due 05/25/47	4,929,182

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,895,000	C	Washington Mutual Mortgage Pass- Through Certificates, 5.839%, due 07/25/47	$1,895,000
14,066,000	C,S	Washington Mutual Mortgage Pass- Through Certificates, 5.901%, due 07/25/37	14,066,000
10,047,000	C	Washington Mutual Mortgage Pass- Through Certificates, 5.925%, due 07/25/37	10,047,000
10,578,759	C	Washington Mutual Mortgage Pass- Through Certificates, 5.989%, due 09/25/46	10,590,745
4,274,930	C	Washington Mutual Mortgage Pass- Through Certificates, 5.000%, due 12/25/18	4,178,054
9,222,346	C,S	Washington Mutual Mortgage Pass- Through Certificates, 5.610%, due 09/25/46	9,232,608
1,294,471	C	Washington Mutual Mortgage Pass- Through Certificates, 5.630%, due 01/25/45	1,297,350
2,163,574	C,S	Washington Mutual Mortgage Pass- Through Certificates, 5.720%, due 08/25/45	2,171,867
1,830,603	C	Washington Mutual Mortgage Pass- Through Certificates, 5.724%, due 10/25/46	1,837,669
13,795,463	C,S	Washington Mutual Mortgage Pass- Through Certificates, 5.750%, due 02/25/36	13,748,209
1,237,727	C	Washington Mutual Mortgage Pass- Through Certificates, 5.795%, due 06/25/44	1,241,044
2,761,000	C	Washington Mutual Mortgage Pass- Through Certificates, 5.826%, due 10/25/36	2,761,177
861,799	C	Washington Mutual Mortgage Pass- Through Certificates, 5.869%, due 11/25/46	860,991
1,459,152	C	Washington Mutual Mortgage Pass- Through Certificates, 5.920%, due 07/25/36	1,457,681
5,601,691	C	Washington Mutual Mortgage Pass- Through Certificates, 5.989%, due 11/25/46	5,604,100

Principal Amount			Value
$7,315,287	C,S	Washington Mutual Mortgage Pass- Through Certificates, 5.999%, due 05/25/46	$7,317,862
2,292,182	C	Washington Mutual Mortgage Pass- Through Certificates, 5.999%, due 06/25/46	2,296,569
3,827,367	C	Washington Mutual Mortgage Pass- Through Certificates, 6.000%, due 06/25/34	3,762,184
7,529,975	C,S	Washington Mutual Mortgage Pass- Through Certificates, 6.000%, due 07/25/36	7,521,561
1,593,952	C	Washington Mutual Mortgage Pass- Through Certificates, 6.019%, due 07/25/46	1,596,816
4,782,000	C	Washington Mutual, Inc., 3.799%, due 06/25/34	4,633,998
8,274,855	C,S	Washington Mutual, Inc., 5.729%, due 03/25/47	8,260,954
9,921,092	C	Washington Mutual, Inc., 5.789%, due 04/25/47	9,904,425
14,385,583	C,S	Washington Mutual, Inc., 5.799%, due 04/25/47	14,381,095
6,671,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	6,521,356
20,208,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.110%, due 06/25/35	19,803,117
5,950,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	5,619,940
4,195,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.795%, due 07/25/34	4,092,215
4,243,000	C,S	Wells Fargo Mortgage-Backed Securities Trust, 4.795%, due 07/25/34	4,104,451
4,387,984	C	Wells Fargo Mortgage-Backed Securities Trust, 4.894%, due 08/25/34	4,277,083
6,547,450	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 12/25/33	6,092,199
10,228,697	C	Wells Fargo Mortgage-Backed Securities Trust, 5.111%, due 03/25/36	10,003,741

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	$10,138,897	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35	$9,896,145
	5,743,390	C	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 12/25/35	5,496,605
	6,309,270	C	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 01/25/36	6,020,425
	21,128,088	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.668%, due 12/25/36	20,877,319
	8,563,680	C,S	Wells Fargo Mortgage-Backed Securities Trust, 5.950%, due 11/25/36	8,502,107
	9,935,015	C	Wells Fargo Mortgage-Backed Securities Trust, 5.957%, due 10/25/36	9,863,582
	10,987,789	C,S	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36	10,946,117
				992,599,754
			Total Collateralized Mortgage Obligations (Cost $1,001,276,730)	992,599,754
MUNICIPAL BONDS: 0.6%
			California: 0.2%
	6,482,000	C	City of San Diego, 7.125%, due 06/01/32	6,583,703
				6,583,703
			Michigan: 0.4%
	10,060,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	10,269,852
				10,269,852
			Total Municipal Bonds (Cost $16,694,591 )	16,853,555
OTHER BONDS: 0.5%
			Foreign Government Bonds: 0.5%
ARS	27,615,300	@@,X	Argentina Bonos, 2.000%, due 09/30/14	9,969,585
MXN	56,870,000	@@	Mexican Bonos, 8.000%, due 12/17/15	5,366,420
			Total Other Bonds (Cost $14,496,664 )	15,336,005

Shares				Value
PREFERRED STOCK: 1.3%
			Banks:0.2%
	248,050	@@,#,P	Santander Finance Preferred SA Unipersonal	$5,945,461
				5,945,461
			Diversified Financial Services: 0.4%
	182,000	P	Deutsche Bank Capital Trust II	4,468,100
	302,625	P,L	Merrill Lynch & Co., Inc.	7,686,675
				12,154,775
			Insurance: 0.7%
	324,192	@@,P	Aegon NV	7,897,317
	126,500	@@,P	Aegon NV-Series 1	$3,210,570
	285,147	P	Metlife, Inc.	7,296,912
				18,404,799
			Total Preferred Stock (Cost $36,922,157 )	36,505,035
			Total Long-Term Investments (Cost $2,948,695,746)	2,920,529,191
SHORT-TERM INVESTMENTS:23.3%
			Mutual Fund: 7.2%
	205,600,000	**	ING Institutional Prime Money Market Fund	205,600,000
			Total Mutual Fund (Cost $205,600,000)	205,600,000
Principal Amount				Value
			Foreign Government Securities: 0.9%
JPY	2,410,000,000	@@,Z	Japan Financing Bills, 0.600%, due 09/03/07	19,552,875
JPY	780,000,000	@@,Z	Japan Government Treasury Bill, 0.690%, due 11/20/07	6,318,105
			Total Foreign Government Securities (Cost $26,442,491)	25,870,980

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount		Value
	Repurchase Agreement: 0.3%
$9,935,000	Goldman Sachs Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $9,939,388 to be received upon repurchase (Collateralized by $10,041,000 various U.S. Government Agency Obligations, 4.000%- 5.000%, Market Value plus accrued interest $10,134,323, du	$9,935,000
	Total Repurchase Agreement (Cost $9,935,000)	9,935,000
	Securities Lending Collateralcc: 14.9%
426,736,000	The Bank of New York Institutional Cash Reserves Fund	426,736,000
	Total Securities Lending Collateral (Cost $426,736,000)	426,736,000
	Total Short-Term Investments (Cost $668,713,491)	668,141,980

Total Investments in Securities (Cost $3,617,409,237)*	125.3%	$3,588,671,171
Other Assets and Liabilities - Net	(25.3)	(724,497,583)
Net Assets	100.0%	$2,864,173,588

@@  Foreign Issuer

MASTR  Mortgage Asset Securitization Transaction, Inc.

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

C  Bond may be called prior to maturity date.

P  Preferred Stock may be called prior to convertible date.

cc  Securities purchased with cash collateral for securities loaned.

W  When-issued or delayed delivery security

S  All or a portion of segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

**  Investment in affiliate

X  Fair value determined by ING Funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.

^  Interest Only (IO) Security

Z  Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase

ARS  Argentine Peso

JPY  Japanese Yen

MXN  Mexican Peso

*  Cost for federal income tax purposes is $3,623,006,363. Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$2,727,153
Gross Unrealized Depreciation	(37,062,345)
Net Unrealized Depreciation	$(34,335,192)

ING VP Intermediate Bond Portfolio Open Futures Contracts on June 30, 2007

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	904	184,218,259	09/28/07	$(298,876)
U.S. Treasury 5-Year Note	496	51,622,752	09/28/07	(330,613)
U.S. Treasury Long Bond	1,051	113,245,250	09/19/07	792,946
				$163,457

At June 30, 2007 the following forward currency contracts were outstanding for the ING VP Intermediate Bond Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	Value	Depreciation
				USD
Switzerland Francs
CHF	17,379,095	Buy	7/6/07	$14,236,000	$14,234,322	$(1,678)
Malaysia Ringgits
MYR	145,206,010	Buy	7/6/07	42,672,508	42,071,643	(600,865)
						$(602,543)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

ING VP Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on June 30, 2007:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	Bear Stearns Co. Inc. 5.300%, 10/30/15	Sell	0.240%	03/20/12	USD	7,856,000	$(77,268)
UBS AG	Bear Stearns Co. Inc. 5.300%, 10/30/15	Sell	0.240%	03/20/12	USD	11,239,000	(96,709)
Citibank, N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.720)%	09/20/12	USD	1,083,000	(10,894)
Citibank, N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.730)%	09/20/12	USD	8,176,000	(85,936)
Merrill Lynch International	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.740)%	09/20/12	USD	3,114,000	(33,020)
Citibank N.A., New York	Citizens Communications 6.250%, 01/15/13	Sell	1.070%	06/20/12	USD	7,150,000	(97,480)
Citibank N.A., New York	CMS Energy Corp. 6.875%, 12/15/15	Sell	0.820%	03/20/12	USD	1,040,000	1,064
Merrill Lynch International	CMS Energy Corp. 6.875%, 12/15/15	Sell	0.840%	03/20/12	USD	5,710,000	21,049
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)%	09/20/11	USD	2,758,500	(120,966)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600%	09/20/11	USD	2,761,000	134,810
Citibank N.A., New York	Dow Jones CDX.EM.6 Index 5-Year	Buy	(1.400)%	12/20/11	USD	9,301,000	(4,341)
Lehman Brothers Special Financing, Inc.	Dow Jones CDX.NA.HY.7 Index 5-Year	Buy	(3.250)%	12/20/11	USD	15,442,000	274,591
UBS AG	Dow Jones CDX.NA.HY.7 Index 5-Year	Buy	(3.250)%	12/20/11	USD	9,333,500	203,068
Citibank N.A., New York	Dow Jones CDX.NA.HY.8 Index 7-Year (0-10% Tranche)	Sell	0.048%	06/20/14		USD9,292,000	85,545
Barclays Bank PLC	Dow Jones CDX.NA.HY.8 Index 5-Year	Buy	(2.750)%	06/20/12	USD	11,886,000	358,891
Barclays Bank PLC	Dow Jones CDX.NA.HY.8 Index 5-Year	Buy	(2.750)%	06/20/12	USD	14,792,000	(278,275)
Citibank N.A., New York	Dow Jones CDX.NA.HY.8 Index 5-Year	Buy	(2.750)%	06/20/12	USD	18,140,000	408,402
UBS AG	Dow Jones CDX.NA.HY.8 Index 5-Year	Buy	(2.750)%	06/20/12	USD	5,226,000	6,133
UBS AG	Dow Jones CDX.NA.HY.8 Index 5-Year	Buy	(2.750)%	06/20/12	USD	11,615,000	5,485
Citibank N.A., New York Dow Jones CDX.NA.IG.6 Index	10-Year (7-10% Tranche)	Sell	1.003%	06/20/16	USD	16,142,880	(558,130)
Citibank, N.A., New York	Dow Jones CDX.NA.IG.7 Index 10-Year (30-100% Tranche)	Buy	(0.048)%	12/20/16		USD44,807,000	73,098
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.IG.7 Index 10-Year (30-100% Tranche)	Buy	(0.048)%	12/20/16		USD124,553,000	209,321
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.IG.HVOL.8 Index 5-Year	Buy	(0.750)%	06/20/12	USD	92,348,000	344,771
UBS AG	Dow Jones CDX.NA.IG.HVOL.8 Index 5-Year	Buy	(0.750)%	06/20/12	USD	28,236,000	98,135
UBS AG	Dow Jones CDX.NA.IG.HVOL.8 Index 5-Year	Buy	(0.750)%	06/20/12	USD	50,294,000	370,293
Barclays Bank PLC	Dow Jones CDX.NA.XO.8 Index 5-Year	Buy	(1.400)%	06/20/12	USD	29,029,000	33,597
Lehman Brothers Special Financing Inc.	Dow Jones CDX.NA.XO.8 Index 5-Year	Buy	(1.400)%	06/20/12	USD	28,271,000	347,023
Lehman Brothers Special Financing Inc.	Exelon Corp. 6.750%, 05/01/11	Buy	(0.640)%	06/20/12	USD	6,229,000	(57,574)
Barclays Bank PLC	Federative Republic of Brazil 12.25%, 03/06/30	Sell	0.240%	06/20/08	USD	21,978,000	5,202
Barclays Bank PLC	Federative Republic of Brazil 12.25%, 03/06/30	Buy	(0.725)%	06/20/12	USD	7,693,000	6,777
Lehman Brothers Special Financing Inc.	Federative Republic of Brazil 12.25%, 03/06/30	Buy	(0.800)%	07/20/12	USD	6,292,000	(19,286)
UBS AG	Federative Republic of Brazil 12.25%, 03/06/30	Buy	(0.780)%	07/20/12	USD	29,035,000	-
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.690)%	06/20/14	USD	8,772,000	2,246
Morgan Stanley Capital Services Inc.	H.J. Heinz Co. 6.000%, 03/15/08	Buy	(0.350)%	09/20/11	USD	16,503,000	(23,298)
Morgan Stanley Capital Services Inc.	H.J. Heinz Co. 6.000%, 03/15/08	Buy	(0.410)%	09/20/11	USD	19,253,500	(71,183)
Barclays Bank PLC	Kinder Morgan Inc. 6.500%, 09/01/12	Sell	1.700%	09/20/11	USD	1,104,000	39,487

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERMEDIATE BOND PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	Lehman Brothers Holdings Inc. 6.625%, 01/18/12	Sell	0.240%	03/20/12	USD	7,856,000	$(38,509)
UBS AG	Lehman Brothers Holdings Inc. 6.625%, 01/18/12	Sell	0.240%	03/20/12	USD	11,239,000	(50,457)
JPMorgan Chase Bank N.A., New York	Macy's Inc. 6.625%, 04/01/11	Buy	(0.980)%	09/20/12	USD	6,400,000	(78,348)
UBS AG	Macy's Inc. 6.625%, 04/01/11	Buy	(0.980)%	09/20/12	USD	12,730,000	(149,861)
UBS AG	Morgan Stanley 6.600%, 04/01/12	Sell	0.260%	03/20/12	USD	29,060,000	(82,283)
Credit Suisse International	Norbord Inc. 7.25%, 07/01/12	Buy	(1.450)%	06/20/14	USD	9,317,000	183,039
UBS AG	Norbord Inc. 7.25%, 07/01/12	Buy	(1.360)%	06/20/14	USD	3,490,000	76,942
Bear Stearns Credit Products Inc.	Norbord Inc. 7.250%, 07/01/12	Buy	(1.600)%	06/20/12	USD	6,303,000	(56,099)
JPMorgan Chase Bank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(1.380)%	06/20/14	USD	4,344,000	119,766
JPMorgan Chase Bank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(2.000)%	06/20/14	USD	6,390,000	(39,805)
Morgan Stanley Capital Services Inc.	Norbord Inc. 7.250%, 07/01/12	Buy	(1.380)%	06/20/14	USD	8,507,000	220,937
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.500)%	06/20/12	USD	2,991,000	(16,248)
UBS AG	Russian Federation 5.000% Step, 03/31/30	Sell	0.240%	08/20/07	USD	14,485,000	16,768
UBS AG	Russian Federation 5.000% Step, 03/31/30	Sell	0.310%	08/20/07	USD	21,897,000	38,443
Morgan Stanley Capital Services Inc.	Temple Inland Inc. 7.875%, 05/01/12	Buy	(0.900)%	03/20/14	USD	5,447,000	60,019
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)%	03/20/14	USD	2,105,000	11,408
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.890)%	03/20/14	USD	6,218,000	91,349
JPMorgan Chase Bank N.A.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.020)%	03/20/14	USD	6,015,000	45,655
UBS AG	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)%	03/20/14	USD	5,820,000	58,706
UBS AG	Toll Bros Finance Corp. 6.875%, 11/15/12	Buy	(1.000)%	06/20/12	USD	13,620,000	94,684
Merrill Lynch International	Transocean Inc. 7.375%, 04/15/18	Buy	(0.330)%	09/20/12	USD	5,801,000	(20,792)
UBS AG	Transocean Inc. 7.375%, 04/15/18	Buy	(0.340)%	09/20/12	USD	5,415,000	(21,752)
Merrill Lynch International	TXU Energy Co. 7.000%, 03/15/13	Buy	(1.200)%	03/20/12	USD	9,247,000	353,620
UBS AG	TXU Energy Co. 7.000%, 03/15/13	Buy	(1.230)%	03/20/12	USD	1,766,000	80,213
Barclays Bank PLC	UST Inc. 6.625%, 07/15/12	Buy	(0.300)%	03/20/14	USD	5,814,000	(16,651)
Bear Stearns Credit Products Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.280)%	03/20/14	USD	15,391,000	52,512
Bear Stearns Credit Products Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.380)%	03/20/17	USD	12,313,000	69,742
Morgan Stanley Capital Services Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.420)%	03/20/17	USD	5,814,000	2,210
UBS AG	UST Inc. 6.625%, 07/15/12	Buy	(0.280)%	03/20/14	USD	817,000	853
UBS AG	UST Inc. 6.625%, 07/15/12	Buy	(0.380)%	03/20/17	USD	1,000,000	2,117
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.880)%	03/20/17	USD	5,814,000	43,260
Citibank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.580)%	03/20/14	USD	1,083,000	8,171
JPMorgan Chase Bank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.640)%	03/20/14	USD	6,191,000	16,789
Lehman Brothers Special Financing Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.570)%	03/20/14	USD	6,218,000	35,505
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.600)%	03/20/14	USD	11,701,000	57,825
Citibank N.A., New York	Williams Partners LP 7.500%, 06/15/11	Sell	1.030%	03/20/12	USD	7,035,351	111,597
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)%	09/20/16	USD	5,501,000	(51,400)
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)%	09/20/16	USD	11,002,000	(102,800)
							$2,621,753

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP MONEY MARKET PORTFOLIO(1)  AS OF JUNE 30, 2007 (UNAUDITED)

Investment Type Allocation
as of June 30, 2007

(as a percent of net assets)

Corporate Bonds/Notes	54.3%
Commercial Paper	39.1%
Repurchase Agreement	4.2%
Certificates of Deposit	1.3%
U.S. Government Agency Obligation	0.9%
Collateralized Mortgage Obligations	0.7%
Other Assets and Liabilities - Net	(0.5)%
Net Assets	100.0%

* Other Assets and Liabilities includes securities lending collateral

Portfolio holdings are subject to change daily.

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 1.3%
$21,600,000		Mizuho Corporate Bank, 5.310%, due 07/17/07	$21,600,000
		Total Certificates of Deposit (Cost $21,600,000)	21,600,000
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.7%
10,750,000	@@,#,C	Cheyne High Grade CDO Ltd., 5.370%, due 11/13/07	10,750,000
		Total Collateralized Mortgage Obligations (Cost $10,750,000)	10,750,000
COMMERCIAL PAPER: 39.1%
54,000,000	@@,#	ASB Finance Ltd., 5.100%, due 01/25/08	53,015,725
6,400,000		Bank of America Corp., 5.260%, due 09/25/07	6,319,580
8,000,000		Cafco, LLC, 5.280%, due 07/17/07	7,981,227
17,000,000	@@	Cargill Global Funding PLC, 5.280%, due 08/23/07	16,857,336
73,570,000	#	Concord Minutemen Capital Co., LLC, 5.260%, due 07/27/07	73,413,638
69,500,000	#	Crown Point Capital Corp., 5.305%, due 07/09/07	69,328,962
70,529,000	@@,#	Duke Funding High Grade I Ltd., 5.290%, due 07/06/07	70,403,493
11,500,000		Jupiter Securitization Corp., 5.350%, due 07/12/07	11,481,201
70,500,000		Monument Gardens Funding, LLC, 5.320%, due 07/25/07	70,206,920
23,100,000	#	Old Line Funding, LLC, 5.300%, due 07/25/07	23,045,785
15,000,000		Park Avenue Receivables Corp., 5.300%, due 07/16/07	14,966,875
75,917,000	#	St. Germain Holdings Ltd., 5.290%, due 07/11/07	75,765,691
70,500,000		Tulip Funding Corp., 5.335%, due 07/31/07	70,306,946

Principal Amount			Value
$10,000,000		UBS Finance, 5.350%, due 07/18/07	$9,974,736
34,900,000		Westpac Securities New Zealand, 5.255%, due 07/27/07	34,834,983
		Total Commercial Paper (Cost $607,903,098)	607,903,098
CORPORATE BONDS/NOTES: 54.3%
3,500,000	@@	Alliance & Leicester PLC, 5.435%, due 01/14/08	3,501,356
5,750,000		Allstate Life Global Funding II, 5.320%, due 08/27/08	5,750,529
2,400,000	L	Allstate Life Global Funding II, 5.337%, due 07/30/07	2,396,555
10,940,000		Allstate Life Global Funding II, 5.402%, due 01/25/08	10,846,296
3,500,000	#	Allstate Life Global Funding II, 5.476%, due 06/20/08	3,402,964
3,400,000		American Express Bank FSB, 5.290%, due 08/10/07	3,399,959
6,500,000		American Express Bank FSB, 5.400%, due 11/21/07	6,502,519
11,000,000		American Express Centurion, 5.320%, due 08/20/08	11,000,211
4,250,000		American Express Centurion, 5.394%, due 05/16/08	4,164,872
4,500,000		American Express Centurion, 5.400%, due 11/16/07	4,501,667
5,000,000		American Express Centurion, 5.410%, due 09/14/07	5,001,113
18,290,000		American General Finance Corp., 5.292%, due 11/15/07	18,236,687
34,200,000	#,C	American General Finance Corp., 5.370%, due 08/15/08	34,205,676
16,000,000		American General Finance Corp., 5.480%, due 01/18/08	16,012,161
10,000,000	#	American Honda Finance Corp., 5.360%, due 03/11/08	9,921,650
4,000,000	#	American Honda Finance Corp., 5.380%, due 02/04/08	4,001,994
1,600,000	#	American International Group, 5.360%, due 06/23/08	1,600,314
2,900,000	@@,#	ANZ National Bank, 5.302%, due 05/16/08	2,874,704
7,100,000	@@,#	Banco Santander Totta, 5.330%, due 08/15/08	7,100,335
7,500,000		Bank of America N.A., 5.315%, due 12/04/07	7,499,705
9,500,000	#	Bank of New York, Inc., 5.380%, due 05/27/08	9,500,000
3,150,000		Bear Stearns Cos., Inc., 4.550%, due 07/02/08	3,071,334
1,500,000		Bear Stearns Cos., Inc., 5.332%, due 08/15/07	1,504,429
13,000,000		Bear Stearns Cos., Inc., 5.370%, due 08/01/07	13,000,408

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP MONEY MARKET PORTFOLIO(1)  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
CORPORATE BONDS/NOTES (continued)
$12,750,000		Bear Stearns Cos., Inc., 5.380%, due 08/28/08	$12,750,000
12,300,000		Bear Stearns Cos., Inc., 5.400%, due 08/04/08	12,300,000
4,300,000		Bear Stearns Cos., Inc., 5.420%, due 01/15/08	4,302,753
6,850,000		Bear Stearns Cos., Inc., 5.465%, due 01/31/08	6,792,386
4,000,000		Bear Stearns Cos., Inc., 5.510%, due 04/29/08	4,005,494
5,000,000		Bear Stearns Cos., Inc., 5.618%, due 12/15/07	5,024,600
6,000,000		Canadian Imperial Bank of Commerce, 5.320%, due 08/22/08	6,001,306
13,200,000		Canadian Imperial Bank of Commerce, 5.360%, due 02/14/08	13,202,908
12,000,000		Citigroup Funding, Inc., 5.360%, due 03/14/08	12,003,490
15,000,000		Credit Suisse, 5.320%, due 03/14/08	15,000,000
4,000,000		Credit Suisse, 5.456%, due 06/01/08	4,036,786
2,865,000		Credit Suisse, 5.470%, due 06/02/08	2,868,332
13,000,000	@@,#	Danske Bank A/S, 5.290%, due 08/20/08	12,998,892
35,000,000		Deutsche Bank, 5.360%, due 06/19/08	35,008,619
16,000,000		General Electric Capital Corp., 5.445%, due 07/09/07	16,000,000
22,000,000	I	Goldman Sachs Group Inc., 5.350%, due 04/11/08	22,000,000
19,550,000	#	Goldman Sachs Group Inc., 5.370%, due 08/15/08	19,553,834
7,800,000	@@,#	HBOS Treasury Services PLC, 5.300%, due 07/31/08	7,800,000
27,000,000	@@,#	HBOS Treasury Services PLC, 5.430%, due 06/24/08	27,000,488
13,500,000		HSBC Finance Corp., 5.312%, due 06/17/08	13,629,455
3,000,000		HSBC Finance Corp., 5.316%, due 01/15/08	2,989,182
6,420,000		HSBC Finance Corp., 5.368%, due 03/11/08	6,366,076
3,000,000		JP Morgan Chase, 5.412%, due 06/30/08	2,919,880
1,100,000		JP Morgan Chase, 5.424%, due 09/01/07	1,097,628
13,639,000		Lehman Brothers Holdings, Inc., 5.819%, due 02/01/08	13,756,865
1,000,000		Marshall & Ilsley Bank, 5.030%, due 02/08/08	990,073
6,000,000	#	MBIA Global Funding LLC, 5.315%, due 03/14/08	6,000,000
28,000,000	#	MBIA Global Funding LLC, 5.350%, due 11/28/07	28,002,789
10,000,000	#	MBIA Global Funding LLC, 5.370%, due 02/15/08	10,002,450
6,925,000	#	MBIA Global Funding LLC, 5.390%, due 01/11/08	6,928,276

Principal Amount			Value
$4,500,000		MBNA Corp., 5.786%, due 05/05/08	$4,516,726
7,000,000		Merrill Lynch & Co., Inc., 5.323%, due 04/21/08	6,910,115
5,000,000		Merrill Lynch & Co., Inc., 5.360%, due 08/22/07	5,000,504
6,200,000		Merrill Lynch & Co., Inc., 5.390%, due 08/24/07	6,200,589
8,000,000		Morgan Stanley, 5.360%, due 08/01/08	8,005,120
9,000,000		Morgan Stanley, 5.390%, due 04/25/08	9,003,548
10,000,000		Morgan Stanley, 5.400%, due 08/04/08	10,009,264
17,000,000		Morgan Stanley, 5.410%, due 03/07/08	17,008,968
7,450,000	C	Morgan Stanley, 5.449%, due 04/01/08	7,351,059
14,000,000		Morgan Stanley, 5.480%, due 07/27/07	14,001,529
4,200,000		Morgan Stanley, 5.760%, due 05/14/08	4,213,936
14,000,000		Natixis SA, 5.310%, due 12/05/07	13,998,822
10,040,000		PNC Funding Corp., 5.353%, due 03/10/08	9,961,858
11,500,000		Royal Bank of Canada, 5.305%, due 04/02/08	11,498,871
25,500,000		Royal Bank of Canada, 5.316%, due 01/22/08	25,492,080
2,590,000	@@,#	Royal Bank of Scotland, 5.335%, due 11/30/07	2,570,840
35,500,000	@@,#	Santander US Debt SA, 5.366%, due 02/06/08	35,506,018
4,600,000	@@,#	Santander US Debt SA, 5.370%, due 09/21/07	4,600,359
3,500,000		Suntrust Bank, 5.290%, due 11/19/07	3,500,000
2,800,000		Toyota Motor Credit Corp., 5.286%, due 03/17/08	2,798,401
4,200,000		Toyota Motor Credit Corp., 5.286%, due 03/24/08	4,197,498
32,500,000		Toyota Motor Credit Corp., 5.340%, due 06/16/08	32,507,331
14,500,000	C	UBS AG, 5.437%, due 11/28/07	14,497,169
8,500,000		US Bank, 5.390%, due 10/01/07	8,501,257
4,500,000		Washington Mutual Bank, 5.340%, due 09/17/07	4,499,929
27,300,000		Washington Mutual Bank, 5.390%, due 04/18/08	27,304,915
23,800,000		Washington Mutual Bank, 5.400%, due 11/16/07	23,803,803
7,800,000		Westpac Banking Corp., 5.420%, due 07/11/08	7,800,000
		Total Corporate Bonds/Notes (Cost $845,590,509)	845,590,509
U.S. GOVERNMENT AGENCY OBLIGATION: 0.9%
13,000,000		Federal Home Loan Bank, 4.000%, due 06/13/08	12,853,116
		Total U.S. Government Agency Obligation (Cost $12,853,116)	12,853,116

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP MONEY MARKET PORTFOLIO(1)  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount		Value
REPURCHASE AGREEMENT: 4.2%
$63,657,000	Goldman Sachs Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07 $63,685,115 to be received upon repurchase (Collateralized by $52,915,000 U.S. Treasury Bond, 7.250%, Market Value plus accrued interest $64,930,251, due 08/15/22).	$63,657,000
	Total Repurchase Agreement (Cost $63,657,000)	63,657,000
SECURITIES LENDING COLLATERALCC: 0.0%
402,000	The Bank of New York Institutional Cash Reserves Fund	402,000
	Total Securities Lending Collateral (Cost $402,000)	402,000

Total Investments in Securities (Cost $1,562,755,723)*	100.5%	$1,562,755,723
Other Assets and Liabilities - Net	(0.5)	(7,977,120)
Net Assets	100.0%	$1,554,778,603

(1)  All securities with a maturity date greater than one year have either a variable rate. a demand feature, are prerefunded, or an optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

@@  Foreign Issuer

#  Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.

cc  Securities purchased with cash collateral for securities loaned.

C  Bond may be called prior to maturity date.

I  Illiquid security

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

*  Cost for federal income tax purposes is the same for financial statement purposes.

See Accompanying Notes to Financial Statements

ING VP GLOBAL SCIENCE AND  PORTFOLIO OF INVESTMENTS
TECHNOLOGY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 99.0%
		Australia: 0.5%
46,000		Computershare Ltd.	$438,921
			438,921
		Bermuda: 0.6%
10,700		Accenture Ltd.	458,923
			458,923
		Brazil: 0.6%
30,200	@,L	NET Servicos de Comunicacao SA ADR	499,206
			499,206
		Canada: 0.5%
9,800	@	Cognos, Inc.	388,766
			388,766
		Cayman Islands: 0.6%
21,900	L	Seagate Technology, Inc.	476,763
			476,763
		China: 0.0%
1,400	@	China Communications Services Corp., Ltd.	1,034
			1,034
		France: 3.7%
4,400	@,L	Alstom	733,712
14,000	@	Business Objects SA ADR	543,760
5,615		Capgemini SA	410,505

Shares			Value
3,400	L	Neopost SA	$497,485
5,819	@	NicOx SA	141,582
4,600		Schneider Electric SA	644,498
			2,971,542
		Germany: 2.5%
13,200	@,L	Infineon Technologies AG ADR	218,196
13,500	L	SAP AG ADR	689,445
3,900		Siemens AG	558,487
6,200		Software AG	601,773
			2,067,901
		Hong Kong: 1.9%
76,900	L	ASM Pacific Technology	557,055
92,400		China Mobile Ltd.	994,134
			1,551,189
		India: 1.3%
51,000	@	Bharti Airtel Ltd.	1,048,276
			1,048,276
		Japan: 3.6%
7,000		Disco Corp.	404,628
32,100		Kurita Water Industries Ltd.	1,007,814
1,200		Nintendo Co., Ltd.	437,812
56,300		Shimadzu Corp.	591,878
22,000		Sumitomo Metal Mining Co., Ltd.	476,932
			2,919,064
		Mexico: 0.7%
9,000	L	America Movil SA de CV ADR	557,370
			557,370
		Singapore: 0.6%
678,400	@,L	United Test and Assembly Center Ltd.	514,636
			514,636
		South Korea: 1.5%
4,500	@	NHN Corp.	819,107
700		Samsung Electronics Co., Ltd.	427,947
			1,247,054
		Switzerland: 1.5%
3,100		Roche Holding AG	549,278
7,500		Roche Holding AG ADR	665,185
			1,214,463
		Taiwan: 4.1%
74,433		HON HAI Precision Industry Co., Ltd.	642,917
476,000		Inventec Co., Ltd.	360,495
32,000		MediaTek, Inc.	497,873
125,000		Realtek Semiconductor Corp.	619,717
276,000		Synnex Technology International Corp.	416,082
52,259		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	581,643
225,000		Vanguard International Semiconductor Corp.	224,858
			3,343,585

See Accompanying Notes to Financial Statements

ING VP GLOBAL SCIENCE AND  PORTFOLIO OF INVESTMENTS
TECHNOLOGY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		United Kingdom: 2.0%
41,200	@	Autonomy Corp. PLC	$590,978
52,900	@	Blinkx PLC	46,210
88,200		Meggitt PLC	541,958
33,500		Rightmove PLC	420,066
			1,599,212
		United States: 72.8%
7,800		Abbott Laboratories	417,690
24,800	@,L	Adobe Systems, Inc.	995,720
25,300	@	Agilent Technologies, Inc.	972,532
10,800	@,L	Alexion Pharmaceuticals, Inc.	486,648
21,100	L	Altera Corp.	466,943
12,700	@	American Tower Corp.	533,400
15,400		Amphenol Corp.	549,010
15,800	L	Analog Devices, Inc.	594,712
21,700	@	Apple, Inc.	2,648,268
23,500	@	Applera Corp. - Celera Genomics Group	291,400
29,000		Applied Materials, Inc.	576,230
14,600		AT&T, Inc.	605,900
24,500	@	Atheros Communications, Inc.	755,580
16,900	@,L	Autodesk, Inc.	795,652
9,100	@	Avnet, Inc.	360,724
8,400		Becton Dickinson & Co.	625,800
12,300	@	Biogen Idec, Inc.	658,050
22,800	@,L	BioMarin Pharmaceuticals, Inc.	409,032
14,600		Biomet, Inc.	667,512
24,600	@	Broadcom Corp.	719,550
24,900	@,L	Cadence Design Systems, Inc.	546,804
6,200	@,L	Cavium Networks, Inc.	140,244
2,500	@,L	Cephalon, Inc.	200,975
9,000	@,L	Charles River Laboratories International, Inc.	464,580
23,100	@	Chordiant Software, Inc.	361,746
24,700	@,L	Ciena Corp.	892,411
49,600	@	Cisco Systems, Inc.	1,381,360
10,300	@	Computer Sciences Corp.	609,245
3,000	@	COMSCORE, Inc.	69,450
32,800	@	Corning, Inc.	838,040
6,200	@,W	Covance, Inc.	425,072
10,600		CVS Corp.	386,370
15,800	@,L	Cyberonics	265,756
24,100	@,L	DST Systems, Inc.	1,908,957
18,900	@	eBay, Inc.	608,202
10,300	@,L	Electronic Arts, Inc.	487,396
39,300	@	EMC Corp.	711,330
64,900	@	Finisar Corp.	245,322
7,000	@	Fiserv, Inc.	397,600
26,500	@,L	Foundry Networks, Inc.	441,490
6,800	@	Genentech, Inc.	514,488
19,400	@	Gilead Sciences, Inc.	752,138
14,000		Goodrich Corp.	833,840
3,200	@	Google, Inc.	1,674,816
13,100	L	Harris Corp.	714,605
21,700		Hewlett-Packard Co.	968,254
10,500	@	ImClone Systems, Inc.	371,280
14,600	@	Infinera Corp.	363,832
9,100	@,L	Integra LifeSciences Holdings Corp.	449,722
26,200	@	Integrated Device Technology, Inc.	400,074
43,200		Intel Corp.	1,026,432
16,200		International Business Machines Corp.	1,705,050
15,100		Intersil Corp.	475,046
4,400		Johnson & Johnson	271,128

Shares			Value
24,800	@,L	Juniper Networks, Inc.	$624,216
18,600	L	KLA-Tencor Corp.	1,022,070
19,949	@,L	Kosan Biosciences, Inc.	104,134
38,900	@,L	Kulicke & Soffa Industries, Inc.	407,283
4,300	@,L	Kyphon, Inc.	207,045
9,400	@	Lam Research Corp.	483,160
15,900	@,L	Liberty Global, Inc.	652,536
10,700	@,L	Limelight Networks, Inc.	211,646
12,600	L	Linear Technology Corp.	455,868
9,700		Lockheed Martin Corp.	913,061
23,900		Maxim Integrated Products	798,499
11,800	@	McAfee, Inc.	415,360
15,000		Medtronic, Inc.	777,900
9,400	@	MEMC Electronic Materials, Inc.	574,528
18,100		Merck & Co., Inc.	901,380
21,500	@	MetroPCS Communications, Inc.	710,360
32,200		Microsoft Corp.	948,934
5,200	@,L	Millipore Corp.	390,468
23,200		Motorola, Inc.	410,640
22,100	@,L	Myriad Genetics, Inc.	821,899
21,000		National Semiconductor Corp.	593,670
8,900	@,L	Netlogic Microsystems, Inc.	283,376
13,000	@,L	Network Appliance, Inc.	379,600
14,700	@,L	Nvidia Corp.	607,257
34,100	@	Oracle Corp.	672,111
10,900	L	Owens & Minor, Inc.	380,846
6,700	@,L	Priceline.com, Inc.	460,558
25,400		Qualcomm, Inc.	1,102,106
13,000	@	SenoRx, Inc.	133,380
6,600	L	Stryker Corp.	416,394
25,500	@	Sybase, Inc.	609,195
14,900	@	Synopsys, Inc.	393,807
25,700		Texas Instruments, Inc.	967,091
4,300		Textron, Inc.	473,473
22,800	@,L	Thoratec Corp.	419,292
44,700	@	TIBCO Software, Inc.	404,535
7,500	@	Varian, Inc.	411,225
24,300	@	VeriSign, Inc.	771,039
41		Windstream Corp.	605
26,000	@	Wright Medical Group, Inc.	627,120
14,900	L	Xilinx, Inc.	398,873
18,600	@,L	Yahoo!, Inc.	504,618
5,400	@	Zimmer Holdings, Inc.	458,406
			59,332,972
		Total Common Stock (Cost $68,252,077 )	80,630,877

Principal Amount		Value
SHORT-TERM INVESTMENTS: 24.6%
	Securities Lending Collateralcc: 24.6%
$20,063,000	The Bank of New York Institutional Cash Reserves Fund	20,063,000
	Total Short-Term Investments (Cost $20,063,000)	20,063,000

Total Investments in Securities (Cost $88,315,077)*	123.6%	$100,693,877
Other Assets and Liabilities - Net	(23.6)	(19,229,769)
Net Assets	100.0%	$81,464,108

See Accompanying Notes to Financial Statements

ING VP GLOBAL SCIENCE AND  PORTFOLIO OF INVESTMENTS
TECHNOLOGY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

@  Non-income producing security

ADR  American Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

W  When-issued or delayed delivery security

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

*  Cost for federal income tax purposes is $88,403,001.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$13,311,018
Gross Unrealized Depreciation	(1,020,142)
Net Unrealized Appreciation	$12,290,876
Industry	Percentage of Net Assets
Aerospace/Defense	2.8%
Biotechnology	5.3
Commercial Services	0.6
Computers	14.5
Distribution/Wholesale	0.5
Electrical Components & Equipment	0.8
Electronics	4.1
Environmental Control	1.2
Hand/Machine Tools	0.5
Healthcare - Products	6.7
Healthcare - Services	0.5
Internet	8.0
Machinery - Diversified	0.9
Media	1.4
Mining	0.6
Miscellaneous Manufacturing	1.3
Office/Business Equipment	0.6
Pharmaceuticals	5.2
Retail	0.5
Semiconductors	18.0
Software	9.5
Telecommunications	15.0
Toys/Games/Hobbies	0.5
Short-Term Investments	24.6
Other Assets and Liabilities - Net	(23.6)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING VP GLOBAL SCIENCE AND   PORTFOLIO OF INVESTMENTS
TECHNOLOGY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

At June 30, 2007 the following forward currency contracts were outstanding for the ING VP Global Science and Technology Portfolio:

Currency		Buy/Sell	Settlement Date	In Exchange For	USD Exchange		Value	Unrealized Appreciation/ (Deprec iation)
				USD
Canada Dollars
CAD	300,000	Buy	7/18/07	281,036	USD	-	281,751	$715
EURO
EUR	133,000	Buy	7/18/07	180,084	USD	-	180,122	38
EURO
EUR	590,000	Buy	7/18/07	805,183	USD	-	799,038	(6,145)
EURO
EUR	695,000	Buy	7/18/07	950,301	USD	-	941,240	(9,061)
EURO
EUR	2,900,000	Buy	7/18/07	3,962,995	USD	-	3,927,475	(35,520)
EURO
EUR	710,000	Buy	7/18/07	946,849	USD	-	961,554	14,705
British Pound Sterling
GBP	675,000	Buy	7/18/07	1,352,005	USD	-	1,355,166	3,161
Japanese Yen
JPY	66,230,000	Buy	7/23/07	562,592	USD	-	539,573	(23,019)
Japanese Yen
JPY	113,145,000	Buy	7/18/07	955,524	USD	-	921,169	(34,354)
Japanese Yen
JPY	199,720,000	Buy	7/18/07	1,684,562	USD	-	1,626,019	(58,543)
Japanese Yen
JPY	16,525,000	Buy	7/18/07	139,178	USD	-	134,538	(4,640)
Norway Krone
NOK	815,000	Buy	7/18/07	135,423	USD	-	138,256	2,833
								$(149,830)
Canada Dollars
CAD	5,000	Sell	7/18/07	4,354	USD	-	4,696	(342)
Canada Dollars
CAD	155,000	Sell	7/18/07	137,823	USD	-	145,571	(7,748)
Canada Dollars
CAD	155,000	Sell	7/18/07	137,824	USD	-	145,571	(7,747)
Switzerland Francs
CHF	780,000	Sell	7/18/07	645,960	USD	-	639,455	6,505
EURO
EUR	1,000,000	Sell	7/18/07	678,725	GBP	1,362,645	1,354,302	8,343
EURO
EUR	1,400,000	Sell	7/18/07	958,482	GBP	1,924,300	1,896,023	28,277
EURO
EUR	1,005,000	Sell	7/18/07	159,611,386	JPY	1,299,475	1,361,073	(61,598)
EURO
EUR	1,005,000	Sell	7/18/07	159,700,962	JPY	1,300,204	1,361,073	(60,869)
EURO
EUR	1,675,500	Sell	7/18/07	2,258,532	USD	-	2,269,133	(10,601)
EURO
EUR	695,000	Sell	7/18/07	949,301	USD	-	941,240	8,061
EURO
EUR	2,000,000	Sell	7/18/07	2,724,840	USD	-	2,708,604	16,236
British Pound Sterling
GBP	955,788	Sell	7/18/07	1,400,000	EUR	1,896,023	1,918,892	(22,869)
British Pound Sterling
GBP	658,500	Sell	7/18/07	1,301,657	USD	-	1,322,040	(20,383)
British Pound Sterling
GBP	675,000	Sell	7/18/07	1,352,255	USD	-	1,355,166	(2,911)
British Pound Sterling
GBP	725,000	Sell	7/18/07	1,448,189	USD	-	1,455,549	(7,360)
British Pound Sterling
GBP	205,000	Sell	7/18/07	404,592	USD	-	411,569	(6,977)
British Pound Sterling
GBP	165,000	Sell	7/18/07	325,014	USD	-	331,263	(6,249)
Hong Kong Dollars
HKD	9,410,000	Sell	7/18/07	1,207,696	USD	-	1,203,998	3,698
Hong Kong Dollars
HKD	1,400,000	Sell	7/18/07	179,375	USD	-	179,128	247
India Rupees
INR	33,085,000	Sell	7/19/07	794,739	USD	-	811,884	(17,145)

See Accompanying Notes to Financial Statements

ING VP GLOBAL SCIENCE AND  PORTFOLIO OF INVESTMENTS
TECHNOLOGY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Currency		Buy/Sell	Settlement Date	In Exchange For	USD Exchange		Value	Unrealized Appreciation/ (Depreciation)
				USD
Japanese Yen
JPY	80,719,099	Sell	7/18/07	505,000	EUR	683,922	657,174	$26,748
Japanese Yen
JPY	379,030,500	Sell	7/18/07	3,217,350	USD	-	3,085,875	131,475
Japanese Yen
JPY	113,145,000	Sell	7/18/07	957,055	USD	-	921,169	35,886
Japanese Yen
JPY	199,720,000	Sell	7/18/07	1,685,486	USD	-	1,626,019	59,467
Japanese Yen
JPY	220,000,000	Sell	7/18/07	1,848,620	USD	-	1,791,129	57,491
Korea (South) Won
KRW	2,394,675,000	Sell	7/19/07	2,581,248	USD	-	2,594,197	(12,949)
Singapore Dollars
SGD	557,000	Sell	7/18/07	369,094	USD	-	364,439	4,655
Taiwan New Dollars
TWD	90,000,000	Sell	7/19/07	2,727,066	USD	-	2,741,697	(14,631)
								$126,710

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL EQUITY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value
COMMON STOCK: 98.4%
		Australia: 4.1%
52,599		BHP Billiton Ltd.	$1,571,697
66,989	@	Brambles Ltd.	690,616
34,700		National Australia Bank Ltd.	1,205,916
			3,468,229
		Belgium: 3.6%
32,882		Fortis	1,393,665
6,800		KBC Groep NV	916,425
8,731		Omega Pharma SA	755,827
			3,065,917
		Brazil: 1.7%
6,000		Petroleo Brasileiro SA ADR	727,620
6,300	L	Uniao de Bancos Brasileiros SA GDR	711,081
			1,438,701
		China: 0.8%
633,000		China Yurun Food Group Ltd.	707,731
			707,731
		Egypt: 0.7%
8,700	L	Orascom Telecom GDR	555,318
			555,318
		France: 10.1%
76,709	L	Alcatel SA	1,072,979
8,800		Bouygues SA	737,310

Shares			Value
7,542		LVMH Moet Hennessy Louis Vuitton SA	$867,819
11,675	@	SeLoger.com	648,196
6,395		Societe Generale	1,184,856
20,200		Total SA	1,637,780
14,838	L	Veolia Environnement	1,165,391
28,397		Vivendi	1,221,574
			8,535,905
		Germany: 9.4%
8,916		Deutsche Bank AG	1,290,392
15,600		Fresenius Medical Care AG & Co. KGaA	717,020
23,076		Heidelberger Druckmaschinen	1,113,168
15,900		Henkel KGaA-Vorzug	837,863
5,936		Hochtief AG	646,407
11,600		RWE AG	1,230,530
14,717		Siemens AG	2,107,499
			7,942,879
		Greece: 1.1%
20,197		Coca-Cola Hellenic Bottling Co. SA	929,415
			929,415
		Hong Kong: 0.8%
53,000		Cheung Kong Holdings Ltd.	694,490
			694,490
		Ireland: 2.3%
51,600		Bank of Ireland-London Exchange	1,039,577
36,510	@	Smurfit Kappa PLC	918,667
			1,958,244
		Italy: 4.5%
35,400		ERG S.p.A.	961,045
131,635		Intesa Sanpaolo S.p.A.	981,436
25,808	L	Italcementi S.p.A.	796,807
482,106		Telecom Italia S.p.A. RNC	1,068,465
			3,807,753
		Japan: 21.2%
90,000		Bank of Yokohama Ltd.	630,340
35,300		Don Quijote Co., Ltd.	706,216
118		East Japan Railway Co.	909,215
13,500	@,L	Elpida Memory, Inc.	592,821
148,000		Fuji Heavy Industries Ltd.	707,844
229,000	@	Haseko Corp.	677,198
34,700		Hitachi Construction Machinery Co., Ltd.	1,205,684
26,900		Hoya Corp.	892,357
266		Kenedix, Inc.	495,077
64,500		Konica Minolta Holdings, Inc.	950,640
42,000		Matsushita Electric Industrial Co., Ltd.	832,321
93		Mitsubishi UFJ Financial Group, Inc.	1,024,924
29,000		Mitsui Fudosan Co., Ltd.	812,821
81,700		Nissan Motor Co., Ltd.	874,672
28,000		Seven & I Holdings Co., Ltd.	800,391
5,000		SFCG Co., Ltd.	837,707
35,900		Shinko Electric Industries	772,603
131,000		Sumitomo Chemical Co., Ltd.	879,063
43,000		Sumitomo Corp.	783,956
196,000		Sumitomo Metal Industries Ltd.	1,152,316

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL EQUITY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value
		Japan (continued)
58,000		Sumitomo Trust & Banking Co., Ltd.	$552,422
23,900		Tokyo Electric Power Co., Inc.	768,789
			17,859,377
		Mexico: 0.8%
16,200		Fomento Economico Mexicano SA de CV ADR	636,984
			636,984
		Netherlands: 6.2%
30,946		Koninklijke Philips Electronics NV	1,311,397
47,868		Royal Dutch Shell PLC-Class B	1,995,426
48,400	@	Tele Atlas NV	1,035,480
18,428		USG People NV	864,632
			5,206,935
		Norway: 1.3%
42,150	@	Petroleum Geo-Services ASA	1,052,508
			1,052,508
		Russia: 0.8%
6,728		Wimm-Bill-Dann Foods OJSC ADR	699,779
			699,779
		South Korea: 0.6%
5,737		Kookmin Bank ADR	503,250
			503,250
		Spain: 3.2%
60,840	L	Banco Bilbao Vizcaya Argentaria SA	1,487,836
54,418	L	Telefonica SA	1,211,022
			2,698,858
		Sweden: 1.0%
51,600		Atlas Copco AB-Class B	807,174
			807,174
		Switzerland: 6.0%
5,173		Nestle SA	1,965,603
10,100		Roche Holding AG	1,789,584
4,222		Zurich Financial Services AG	1,305,149
			5,060,336
		Taiwan: 0.8%
56,882	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	633,097
			633,097
		United Kingdom: 17.4%
22,656		AstraZeneca PLC	1,214,155
69,654		Barclays PLC	969,090
76,726	@	British Airways PLC	641,726
40,421		British American Tobacco PLC	1,378,577
83,884		Croda International	1,065,516
130,742		First Choice Holidays PLC	830,418
65,800		GlaxoSmithKline PLC	1,714,090
109,303		HSBC Holdings PLC	2,001,392
103,525		International Power PLC	889,869
402,497		Legal & General Group PLC	1,207,515
27,880		Scottish & Southern Energy PLC	808,360
80,708		Tate & Lyle PLC	915,896

Shares			Value
310,887		Vodafone Group PLC	$1,041,724
			14,678,328
		Total Common Stock (Cost $69,278,668 )	82,941,208
PREFERRED STOCK: 1.2%
		Germany: 1.2%
25,501		ProSieben SAT.1 Media AG	1,001,371
		Total Preferred Stock (Cost $871,205 )	1,001,371
		Total Long-Term Investments (Cost $70,149,873)	83,942,579
SHORT-TERM INVESTMENTS: 7.9%
		Mutual Fund: 0.1%
100,000	**	ING Institutional Prime Money Market Fund	100,000
		Total Mutual Fund (Cost $100,000)	100,000

Principal Amount		Value
	Repurchase Agreement: 0.4%
$296,000	Goldman Sachs Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $296,131 to be received upon repurchase (Collateralized by $301,000 Federal National Mortgage Association, 5.600%, Market Value plus accrued interest $302,286, due 02/01/17)	296,000
	Total Repurchase Agreement (Cost $296,000)	296,000
	Securities Lending Collateralcc: 7.4%
$6,233,000	The Bank of New York Institutional Cash Reserves Fund	$6,233,000
	Total Securities Lending Collateral (Cost $6,233,000)	6,233,000
	Total Short-Term Investments (Cost $6,629,000)	6,629,000

Total Investments in Securities (Cost $76,778,873)*	107.5%	$90,571,579
Other Assets and Liabilities - Net	(7.5)	(6,351,594)
Net Assets	100.0%	$84,219,985

@  Non-income producing security

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

cc  Securities purchased with cash collateral for securities loaned.

L  Loaned security, a portion or all of the security is on loan at June 30, 2007.

**  Investment in affiliate

*  Cost for federal income tax purposes is $76,869,303.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$15,339,839
Gross Unrealized Depreciation	(1,637,563)
Net Unrealized Appreciation	$13,702,276

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING VP INTERNATIONAL EQUITY PORTFOLIO  AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Industry	Percentage of Net Assets
Agriculture	1.6%
Airlines	0.8
Auto Manufacturers	1.9
Banks	18.9
Beverages	1.9
Building Materials	0.9
Chemicals	2.3
Commercial Services	1.8
Distribution/Wholesale	0.9
Diversified Financial Services	1.6
Electric	4.4
Electronics	2.6
Engineering & Construction	1.6
Food	5.1
Forest Products & Paper	1.1
Healthcare - Services	0.8
Holding Companies - Diversified	1.0
Home Builders	0.8
Home Furnishings	1.0
Household Products/Wares	1.0
Insurance	3.0
Internet	0.8
Iron/Steel	1.4
Leisure Time	1.0
Machinery - Construction & Mining	2.4
Machinery - Diversified	1.3
Media	2.6
Mining	1.9
Miscellaneous Manufacturing	3.6
Oil & Gas	6.3
Oil & Gas Services	1.2
Pharmaceuticals	6.5
Real Estate	1.8
Retail	1.8
Semiconductors	2.4
Software	1.2
Telecommunications	5.9
Transportation	1.1
Water	1.4
Short-Term Investments	7.9
Other Assets and Liabilities - Net	(7.5)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

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Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation
One Wall Street
New York, New York 10286

Legal Counsel

Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-ACAPAPADVIS (0630-082407)

Funds

Semi-Annual Report

June 30, 2007

Classes ADV, I and S

Domestic Equity Index Portfolios

■	ING VP Index Plus LargeCap Portfolio

■	ING VP Index Plus MidCap Portfolio

■	ING VP Index Plus SmallCap Portfolio

Strategic Allocation Portfolios

■	ING VP Strategic Allocation Conservative Portfolio

■	ING VP Strategic Allocation Growth Portfolio

■	ING VP Strategic Allocation Moderate Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC’s website at www.sec.gov. information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

So far, it has been a volatile year in the markets. In February, we saw an unprecedented, single-day freefall in Chinese stocks that sent tremors throughout global markets. Closer to home, we witnessed a downturn in the U.S. sub-prime mortgage industry that continues to impact fixed income investments as well as real estate and equity markets worldwide.

When friends and colleagues in the industry voice concerns about the market’s recent volatility, these seemingly divergent signposts, I remind them that such ongoing events are fairly normal and that they underscore the importance of a well-diversified investment strategy. Studies have shown that an investment strategy allocated across a diverse group of asset classes and investment sectors can help provide an investor with solid footing for the long-term despite the short-term commotions.

We at ING Funds remain committed to providing our clients with a diverse and comprehensive line-up of innovative investment products — all designed to offer solutions to your investment needs. Whatever your investing goals, we look forward to continuing to serve you.

Shaun Mathews

President

ING Funds

August 10, 2007

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2007

Investors will remember early 2007 for the well-anticipated shocks and corrections that finally struck. But global equities markets soon recovered their poise and provided good gains through May 2007 before some nervousness returned in June 2007. For the six months ended June 30, 2007, the Morgan Stanley Capital International World IndexSM(1) (“MSCI World Index”) measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below) added 8.2%. In currencies, the dollar’s early strides were retraced on the (perceived) certainty that European interest rates were on the way up, while those in the U.S. were not. The euro made a new closing high and the pound reached the best level in 25 years against the dollar. The yen however buckled under the “carry trade”, in which speculators borrow in yen at low interest and buy higher yielding securities in other currencies. For the six months ended June 30, 2007, the dollar fell 2.5% against the euro and the pound, but gained 3.5% on the yen.

U.S. markets entered 2007 against a backdrop of a stable federal funds rate since June 2007. A slowing economy dragged by a slumping housing market seemed to be on the rebound in December 2006. The early reports in 2007 sustained this view, with unexpectedly strong employment, retail sales and confidence readings, as well as robust increases in housing starts and pending home sales. The first estimate of fourth quarter gross domestic product (“GDP”) growth was an impressive 3.5%.

But from February 2007, it soon became apparent that the improvement in housing figures only reflected the mild weather of early winter. New starts, sales and prices were now falling. GDP growth was sharply revised down to 2.5%. To make matters worse the country’s largest sub-prime mortgage lenders were reporting major losses.

February 2007 was an unsettling month in other ways. The China stock market had practically doubled in 2006 and the long expected pull back eventually came on February 27th when the index fell 9%. The effect on sentiment was to shake relative risk strategies generally.

The housing gloom continued into the second quarter. Foreclosures in May 2007 were 90% higher than one year earlier. Existing housing prices fell in the first quarter year over year for the first time since 1991. The sub-prime dragon reared its head again in June 2007 when the investment bank, Bear Stearns, had to rescue two of its hedge funds in distress over holdings in mortgage bonds. The effect on GDP was clear. Growth in the latest quarter was finalized at just 0.69% annualized, the lowest since 2003.

Yet the feeling persisted that while the sub-prime debacle was serious, the chance of it tripping the economy into recession was remote. Unemployment remained light at 4.5%. The consumer was still spending, although as June ended high gasoline prices were weighing on consumer confidence. And the chances of a rate cut had all but vanished as the Federal Open Market Committee (“FOMC”) in leaving the federal funds rate at 5.25%, made it clear that “…a sustained moderation in inflation pressures has yet to be convincingly demonstrated.”

In U.S. fixed income markets the yield curve became steeper, with the yield on the ten-year Treasury Note making a five-year high before slipping to 5.03%, up 32 basis points (0.32%) for the six months ended June 30, 2007, while that on the three-month Bill fell 22 basis points (0.22%) to 4.67%. This surely reflected the confidence-shaking events of February 2007, as well as the FOMC’s somewhat curious removal of its tightening bias on March 21, 2007, while still citing inflation as the predominant concern. For the six months ended June 30, 2007, the Lehman Brothers® Aggregate Bond Index(2) (“LBAB”) of investment grade bonds returned just 98 basis points (0.98%).

U.S. equities, represented by the Standard & Poor’s 500® Composite Stock Price Index(3) (“S&P 500® Index”) including dividends, rose 7.0%, finally breaching its March 2000 record. Investors might have been depressed in anticipation of the first quarter in fifteen with less than double-digit year-over-year percentage profits growth for companies that make up the S&P 500® Index. But the earnings growth rate of 8.6% that emerged was much better than had been feared. Sentiment was also boosted by takeover activity, much of it from private equity firms able to draw from an apparently bottomless well of liquidity. By early June 2007 however, nerves were getting frayed as 10-year bond yields pushed through 5% and on the Bear Stearns’ news, unlikely to be an isolated case. Led by financials and the interest sensitive utilities sectors, the S&P 500® Index gave back 1.7% in June.

Internationally, the MSCI Japan® Index(4) rose 6.6% for the six months ended June 30, 2007, amid the usual contradictory mix of economic statistics. GDP growth held up well after the fastest quarterly expansion in three years. Unemployment remained at a nine-year low. But consumer prices and wages started falling again, forcing the Bank of Japan, which raised interest

2

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2007

rates in February 2007 to a still wafer-thin 0.5%, to leave them there, keeping the carry trade in business. The MSCI Europe ex UK® Index(5) surged 11.2% on the basis of high consumer and business confidence, the lowest Eurozone unemployment since records began, the fastest GDP growth in years and continuing merger and acquisition activity. But June 2007 saw sentiment tail off somewhat as the ascending euro threatened exports and the European Central Bank raised rates for the eighth time since late 2005. In the UK, a housing boom and robust service sector had raised year over year GDP growth to 3.0% amid buoyant retail sales, confident consumers and record profits for non-financial companies. The MSCI UK® Index(6) advanced 8.1% for the six months ended June 30, 2007, although again slipping in June as home price inflation and retail sales cooled after the Bank of England raised rates to 5.5%, a six-year high.

(1)  The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float rising adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

ADDITIONAL INFORMATION

Asset Class

	ING VP Strategic Allocation Conservative Portfolio(1)	ING VP Strategic Allocation Growth Portfolio	ING VP Strategic Allocation Moderate Portfolio(2)
Equities
Domestic Stocks
Range	0-70%	10-100%	0-75%
International Stocks
Range	0-20%	0-30%	0-20%
Fixed Income
Range	0-100%	0-40%	0-70%
Money Market Instruments
Range	0-30%	0-30%	0-30%

(1)

ING Strategic Allocation Conservative Portfolio will invest no more than 35% of its assets in any combination of the following asset sub-classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

(2)

ING Strategic Allocation Moderate Portfolio will invest no more than 60% of its assets in any combination of the following asset sub-classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

The Sub-Adviser uses the Strategic Allocation Conservative Composite, Strategic Allocation Growth Composite, and Strategic Allocation Moderate Composite indices as benchmarks to which it compares the performance of ING VP Strategic Allocation Conservative Portfolio, ING VP Strategic Allocation Growth Portfolio and ING VP Strategic Allocation Moderate Portfolio, respectively.

Each of these Composite indices is a blended index that is derived from the asset class comparative indices set out in the chart below. The chart shows the weightings for each asset class comparative index represented in each benchmark Composite Index, as a percentage of the Composite Index.

Composite Index	Russell 3000® Index(3)	Morgan Stanley Capital International Europe, Australasia and Far East® Index(4)	Lehman Brothers Aggregate Bond Index(5)	91-Day U.S. Treasury Bill Rate
Strategic Allocation Conservative Composite(6)	35%	0%	55%	10%
Strategic Allocation Growth Composite(7)	70%	10%	20%	0%
Strategic Allocation Moderate Composite(8)	55%	5%	35%	5%
(3)	The Russell 3000® Index measures performance of the 3,000 largest U.S. companies based on total market capitalization.
(4)

The Morgan Stanley Capital International Europe, Australasia and Far East® (MSCI EAFE®) Index measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East.

(5)	The Lehman Brothers Aggregate Bond Index is composed of publicly issued, fixed-rate U.S. Government, investment grade, mortgaged-backed and corporate debt securities.
(6)

The Strategic Allocation Conservative Composite Index is comprised of the asset class indices that correspond to the particular asset classes in which the Strategic Allocation Conservative Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 15% in large capitalization stocks, 15% for small-/mid-cap stocks, 15% in international stocks, 15% in real estate stocks, 25% in U.S. dollar bonds, and 10% in international bonds and 5% in money market instruments. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 25% in large cap stocks, 15% in small-/mid-cap stocks, 15% in international stocks, 5% in real estate stocks, 30% in U.S. dollar bonds, and 5% in international bonds and 5% in money market instruments. Effective October 1, 2002 a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

(7)

The Strategic Allocation Growth Composite Index is comprised of the asset class indices that correspond to the particular asset classes in which the Strategic Allocation Growth Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 20% in large capitalization stocks, 20% for smaIl-/mid-cap stocks, 20% in international stocks, 20% in real estate stocks, 10% in U.S. dollar bonds, and 10% in international bonds. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 35% in large cap stocks, 20% in small-/mid-cap stocks, 20% in international stocks, 5% in real estate stocks, 15% in U.S. dollar bonds, and 5% in international bonds. Effective October 1, 2002 a single category of domestic stocks replaced the group of categories of large cap stocks, small/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

4

ADDITIONAL INFORMATION

(8)

The Strategic Allocation Moderate Composite Index is comprised of the asset class indices that correspond to the particular asset classes in which the Strategic Allocation Moderate Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 10% in large capitalization stocks, 10% for smaIl-/mid-cap stocks, 10% in international stocks, 10% in real estate stocks, 40% in U.S. dollar bonds, and 10% in international bonds and 10% in money market instruments. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 15% in large cap stocks, 10% in smaIl-/mid-cap stocks, 10% in international stocks, 5% in real estate stocks, 45% in U.S. dollar bonds, and 5% in international bonds and 10% in money market instruments. Effective October 1, 2002 a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

All indices are unmanaged.

An investor cannot invest directly in an index.

5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

ING VP Index Plus LargeCap Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2007*
Actual Portfolio Return
Class I	$1,000.00	$1,064.80	0.43%	$2.20
Class S	1,000.00	1,063.40	0.68	3.48
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,022.66	0.43%	$2.16
Class S	1,000.00	1,021.42	0.68	3.41
ING VP Index Plus MidCap Portfolio
Actual Portfolio Return
Class I	$1,000.00	$1,121.20	0.49%	$2.58
Class S	1,000.00	1,119.90	0.74	3.89
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,022.36	0.49%	$2.46
Class S	1,000.00	1,021.12	0.74	3.71

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

6

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING VP Index Plus SmallCap Portfolio	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2007*
Actual Portfolio Return
Class I	$1,000.00	$1,065.00	0.49%	$2.51
Class S	1,000.00	1,064.00	0.74	3.79
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,022.36	0.49%	$2.46
Class S	1,000.00	1,021.12	0.74	3.71
ING VP Strategic Allocation Conservative Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,034.70	1.15%	$5.80
Class I	1,000.00	1,036.90	0.65	3.28
Class S	1,000.00	1,035.70	0.90	4.54
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,019.09	1.15%	$5.76
Class I	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	1,020.33	0.90	4.51
ING VP Strategic Allocation Growth Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,060.10	1.21%	$6.18
Class I	1,000.00	1,063.70	0.71	3.63
Class S	1,000.00	1,062.30	0.96	4.91
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.79	1.21%	$6.06
Class I	1,000.00	1,021.27	0.71	3.56
Class S	1,000.00	1,020.03	0.96	4.81
ING VP Strategic Allocation Moderate Portfolio
Actual Portfolio Return
Class ADV	$1,000.00	$1,051.50	1.21%	$6.15
Class I	1,000.00	1,054.10	0.71	3.62
Class S	1,000.00	1,053.20	0.96	4.89
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,018.79	1.21%	$6.06
Class I	1,000.00	1,021.27	0.71	3.56
Class S	1,000.00	1,020.03	0.96	4.81

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING VP Index Plus LargeCap Portfolio	ING VP Index Plus MidCap Portfolio	ING VP Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at value+*	$2,608,916,141	$1,558,630,449	$965,268,614
Short-term investments in affiliates at amortized cost	22,000,000	22,000,000	19,000,000
Short-term investments at amortized cost	252,770,000	278,922,000	215,638,000
Cash	97	—	—
Cash collateral for futures	1,316,000	1,017,000	1,088,000
Receivables:
Investment securities sold	3,759,426	5,050,696	—
Fund shares sold	2,401,352	341,323	1,185,184
Dividends and interest	2,723,230	1,062,637	793,556
Prepaid expenses	30,672	17,396	11,549

Total assets	2,893,916,918	1,867,041,501	1,202,984,903

LIABILITIES:
Payable for investment securities purchased	—	15,683,398	2,893,446
Payable for fund shares redeemed	487,704	622,182	21,082
Payable for futures variation margin	42,107	27,900	78,400
Payable upon receipt of securities loaned	246,049,000	275,079,000	212,839,000
Payable to affiliates	932,507	640,474	410,897
Payable to custodian due to bank overdraft	—	16,343	50,841
Other accrued expenses and liabilities	136,502	94,303	78,579

Total liabilities	247,647,820	292,163,600	216,372,245

NET ASSETS	$2,646,269,098	$1,574,877,901	$986,612,658

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,298,971,341	$1,321,412,023	$864,533,530
Undistributed net investment income	18,542,175	8,567,079	3,237,466
Accumulated net realized gain on investments and futures	65,182,525	90,177,460	49,445,455
Net unrealized appreciation on investments and futures	263,573,057	154,721,339	69,396,207

NET ASSETS	$2,646,269,098	$1,574,877,901	$986,612,658

+ Including securities loaned at value	$239,855,872	$267,391,580	$205,472,496
* Cost of investments in securities	$2,344,976,859	$1,403,832,359	$895,749,906

Class I:
Net assets	$2,417,439,253	$1,305,604,882	$778,254,197
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	131,520,599	67,034,611	45,116,780
Net asset value and redemption price per share	$18.38	$19.48	$17.25
Class S:
Net assets	$228,829,845	$269,273,019	$208,358,461
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	12,530,077	13,959,976	12,201,806
Net asset value and redemption price per share	$18.26	$19.29	$17.08

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2007 (UNAUDITED)

	ING VP Strategic Allocation Conservative Portfolio	ING VP Strategic Allocation Growth Portfolio	ING VP Strategic Allocation Moderate Portfolio
ASSETS:
Investments in securities at value+*	$140,527,523	$289,367,199	$281,523,169
Short-term investments in affiliates at amortized cost	18,000,000	16,000,000	17,000,000
Short-term investments at amortized cost	29,872,000	30,192,381	40,571,381
Cash	12,157	9,264	—
Cash collateral for futures	87,957	121,133	118,228
Foreign currencies at value**	4,531	32,250	22,182
Receivables:
Investment securities sold	8,250,129	6,012,137	6,866,856
Fund shares sold	7,050	8,442	7,060
Dividends and interest	598,473	629,663	750,957
Variation margin	23,279	16,630	20,258
Prepaid expenses	1,832	3,775	4,132
Reimbursement due from manager	8,193	2	1,389

Total assets	197,393,124	342,392,876	346,885,612

LIABILITIES:
Payable for investment securities purchased	25,302,998	15,739,264	22,582,073
Payable for fund shares redeemed	749,400	467,528	1,064,026
Payable upon receipt of securities loaned	29,480,000	28,018,000	38,231,000
Payable to affiliates	76,567	161,627	155,042
Payable to custodian due to bank overdraft	—	—	60,542
Payable for directors fees	5,425	771	4,695
Other accrued expenses and liabilities	58,633	72,043	63,197

Total liabilities	55,673,023	44,459,233	62,160,575

NET ASSETS	$141,720,101	$297,933,643	$284,725,037

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$125,380,935	$235,405,877	$233,715,499
Undistributed net investment income	2,439,851	2,826,038	3,499,244
Accumulated net realized gain on investments, foreign currency related transactions, and futures	4,252,635	17,353,935	13,799,566
Net unrealized appreciation on investments, foreign currency related transactions, and futures	9,646,680	42,347,793	33,710,728

NET ASSETS	$141,720,101	$297,933,643	$284,725,037

+ Including securities loaned at value	$28,928,581	$27,343,036	$37,449,773
* Cost of investments in securities	$130,864,199	$246,993,408	$247,790,320
** Cost of foreign currencies	$4,437	$31,412	$21,559

Class ADV:
Net assets	$999	$1,009	$1,012
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	76	60	66
Net asset value and redemption price per share	$13.19	$16.72	$15.11
Class I:
Net assets	$140,854,919	$297,685,661	$283,961,758
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	10,636,722	17,743,358	18,747,413
Net asset value and redemption price per share	$13.24	$16.78	$15.15
Class S:
Net assets	$864,183	$246,973	$762,267
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	65,506	14,769	50,457
Net asset value and redemption price per share	$13.19	$16.72	$15.11

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING VP Index Plus LargeCap Portfolio	ING VP Index Plus MidCap Portfolio	ING VP Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$23,214,822	$11,267,005	$4,532,775
Interest(1)	1,178,506	830,051	732,952
Securities lending income	31,220	127,715	446,515

Total investment income	24,424,548	12,224,771	5,712,242

EXPENSES:
Investment management fees	4,534,420	2,929,332	1,879,598
Distribution and service fees	268,002	295,906	255,011
Transfer agent fees	724	90	150
Administrative service fees	712,532	402,770	258,436
Shareholder reporting expense	51,147	26,940	15,927
Registration fees	752	416	294
Professional fees	67,506	43,861	28,646
Custody and accounting expense	110,772	75,115	67,875
Directors fees	64,832	39,936	26,855
Miscellaneous expense	83,254	45,006	28,763
Interest expense	—	244	—

Total expenses	5,893,941	3,859,616	2,561,555
Net waived and reimbursed fees	(14,951)	(10,203)	(7,226)

Net expenses	5,878,990	3,849,413	2,554,329

Net investment income	18,545,558	8,375,358	3,157,913

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES:
Net realized gain on:
Investments	133,805,010	97,161,146	56,026,029
Futures	4,822,269	2,439,715	854,683

Net realized gain on investments and futures	138,627,279	99,600,861	56,880,712

Net change in unrealized appreciation or depreciation on:
Investments	8,478,978	58,116,095	(1,329,621)
Futures	(484,702)	69,139	7,581

Net change in unrealized appreciation or depreciation on investments and futures	7,994,276	58,185,234	(1,322,040)

Net realized and unrealized gain on investments and futures	146,621,555	157,786,095	55,558,672

Increase in net assets resulting from operations	$165,167,113	$166,161,453	$58,716,585

* Foreign taxes withheld	$29	$—	$1,319
(1) Affiliated income	$963,086	$670,392	$475,348

See Accompanying Notes to Financial Statements

10

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

	ING VP Strategic Allocation Conservative Portfolio	ING VP Strategic Allocation Growth Portfolio	ING VP Strategic Allocation Moderate Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$639,566	$2,607,646	$2,105,744
Interest(1)	2,232,153	1,244,615	2,360,364
Securities lending income	35,887	20,890	49,830

Total investment income	2,907,606	3,873,151	4,515,938

EXPENSES:
Investment management fees	429,256	888,785	863,641
Distribution and service fees:
Class ADV	4	4	4
Class S	986	352	902
Transfer agent fees	90	181	181
Administrative service fees	39,347	81,469	79,164
Shareholder reporting expense	4,887	8,145	5,973
Registration fees	259	349	350
Professional fees	5,638	12,851	13,864
Custody and accounting expense	27,291	40,001	39,277
Directors fees	5,973	7,776	7,421
Miscellaneous expense	6,111	10,893	10,574
Interest expense	—	—	13,920

Total expenses	519,842	1,050,806	1,035,271
Net waived and reimbursed fees	(53,871)	(1,654)	(17,562)

Net expenses	465,971	1,049,152	1,017,709

Net investment income	2,441,635	2,823,999	3,498,229

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FUTURES:
Net realized gain (loss) on:
Investments	5,064,665	19,707,068	16,069,289
Foreign currency related transactions	3,728	8,753	(16)
Futures	(28,435)	370,456	271,642

Net realized gain on investments, foreign currency related transactions, and futures	5,039,958	20,086,277	16,340,915

Net change in unrealized appreciation or depreciation on:
Investments	(2,229,654)	(4,384,400)	(4,520,452)
Foreign currency related transactions	100	682	267
Futures	(10,874)	(5,342)	(7,002)

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	(2,240,428)	(4,389,060)	(4,527,187)

Net realized and unrealized gain on investments, foreign currency related transactions, and futures	2,799,530	15,697,217	11,813,728

Increase in net assets resulting from operations	$5,241,165	$18,521,216	$15,311,957

* Foreign taxes withheld	$18,221	$111,815	$83,061
(1) Affiliated income	$130,238	$111,079	$74,617

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Index Plus LargeCap Portfolio		ING VP Index Plus MidCap Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$18,545,558	$31,477,054	$8,375,358	$11,320,417
Net realized gain on investments and futures	138,627,279	165,245,607	99,600,861	105,395,600
Net change in unrealized appreciation or depreciation on investments and futures	7,994,276	115,071,316	58,185,234	(6,225,713)

Net increase in net assets resulting from operations	165,167,113	311,793,977	166,161,453	110,490,304

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(29,658,100)	(15,985,488)	(9,245,456)	(5,598,196)
Class S	(1,795,960)	(6,122,883)	(1,137,434)	(1,478,795)
Net realized gains:
Class I	—	—	(88,976,015)	(68,434,199)
Class S	—	—	(16,919,188)	(24,305,765)

Total distributions	(31,454,060)	(22,108,371)	(116,278,093)	(99,816,955)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	213,747,111	1,045,734,833	136,163,117	469,884,334
Dividends reinvested	31,454,060	22,108,371	116,278,093	99,816,955

	245,201,171	1,067,843,204	252,441,210	569,701,289
Cost of shares redeemed	(294,278,174)	(742,168,372)	(103,137,289)	(327,940,417)

Net increase (decrease) in net assets resulting from capital share transactions	(49,077,003)	325,674,832	149,303,921	241,760,872

Net increase in net assets	84,636,050	615,360,438	199,187,281	252,434,221

NET ASSETS:
Beginning of period	2,561,633,048	1,946,272,610	1,375,690,620	1,123,256,399

End of period	$2,646,269,098	$2,561,633,048	$1,574,877,901	$1,375,690,620

Undistributed net investment income at end of period	$18,542,175	$31,450,677	$8,567,079	$10,574,611

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Index Plus SmallCap Portfolio		ING VP Strategic Allocation Conservative Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$3,157,913	$3,807,429	$2,441,635	$4,679,838
Net realized gain on investments, foreign currency related transactions, and futures	56,880,712	85,695,727	5,039,958	4,148,104
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	(1,322,040)	17,483,780	(2,240,428)	3,110,747

Net increase in net assets resulting from operations	58,716,585	106,986,936	5,241,165	11,938,689

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(34)	—
Class I	(3,166,038)	(1,801,475)	(4,671,907)	(3,932,782)
Class S	(242,440)	(1,012,877)	(26,838)	(6,475)
Net realized gains:
Class ADV	—	—	(26)	—
Class I	(70,161,316)	(23,600,099)	(3,523,332)	(4,796,861)
Class S	(19,463,532)	(20,506,830)	(21,032)	(7,947)

Total distributions	(93,033,326)	(46,921,281)	(8,243,169)	(8,744,065)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	99,165,220	544,373,542	7,415,280	11,084,498
Dividends reinvested	93,033,326	46,921,281	8,243,110	8,744,065

	192,198,546	591,294,823	15,658,390	19,828,563
Cost of shares redeemed	(120,630,178)	(413,212,479)	(18,050,880)	(27,591,644)

Net increase (decrease) in net assets resulting from capital share transactions	71,568,368	178,082,344	(2,392,490)	(7,763,081)

Net increase (decrease) in net assets	37,251,627	238,147,999	(5,394,494)	(4,568,457)

NET ASSETS:
Beginning of period	949,361,031	711,213,032	147,114,595	151,683,052

End of period	$986,612,658	$949,361,031	$141,720,101	$147,114,595

Undistributed net investment income at end of period	$3,237,466	$3,488,031	$2,439,851	$4,696,995

See Accompanying Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING VP Strategic Allocation Growth Portfolio		ING VP Strategic Allocation Moderate Portfolio
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
FROM OPERATIONS:
Net investment income	$2,823,999	$5,159,916	$3,498,229	$6,595,067
Net realized gain on investments, foreign currency related transactions, and futures	20,086,277	18,077,897	16,340,915	11,857,186
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, and futures	(4,389,060)	12,962,536	(4,527,187)	12,571,641

Net increase in net assets resulting from operations	18,521,216	36,200,349	15,311,957	31,023,894

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(18)	—	(24)	—
Class I	(5,100,107)	(4,039,806)	(6,567,496)	(5,448,268)
Class S	(4,948)	(804)	(15,830)	(5,320)
Net realized gains:
Class ADV	(60)	—	(40)	—
Class I	(17,046,119)	(3,897,573)	(10,985,363)	(6,437,221)
Class S	(18,055)	(793)	(28,566)	(6,587)

Total distributions	(22,169,307)	(7,938,976)	(17,597,319)	(11,897,396)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,215,818	20,211,753	9,067,552	22,323,395
Dividends reinvested	22,169,228	7,938,976	17,597,255	11,897,396

	30,385,046	28,150,729	26,664,807	34,220,791
Cost of shares redeemed	(27,563,345)	(45,247,026)	(39,063,567)	(43,973,179)

Net increase (decrease) in net assets resulting from capital share transactions	2,821,701	(17,096,297)	(12,398,760)	(9,752,388)

Net increase (decrease) in net assets	(826,390)	11,165,076	(14,684,122)	9,374,110

NET ASSETS:
Beginning of period	298,760,033	287,594,957	299,409,159	290,035,049

End of period	$297,933,643	$298,760,033	$284,725,037	$299,409,159

Undistributed net investment income at end of period	$2,826,038	$5,107,112	$3,499,244	$6,584,365

See Accompanying Notes to Financial Statements

14

ING VP INDEX PLUS LARGECAP PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30, 2007
			Year Ended December 31,
			2006		2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$17.48		15.42		14.82		13.54		10.85	13.86
Income (loss) from investment operations:
Net investment income	$0.13		0.23	*	0.19	*	0.22		0.14	0.14
Net realized and unrealized gain (loss) on investments	$0.99		2.00		0.60		1.20		2.68	(3.12)
Total from investment operations	$1.12		2.23		0.79		1.42		2.82	(2.98)
Less distributions from:
Net investment income	$0.22		0.17		0.19		0.14		0.13	0.03
Total distributions	$0.22		0.17		0.19		0.14		0.13	0.03
Net asset value, end of period	$18.38		17.48		15.42		14.82		13.54	10.85
Total Return(1)%	6.48		14.58		5.38		10.58		26.14	(21.53)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,417,439		2,352,193		1,389,139		1,511,946		1,389,298	943,520
Ratios to average net assets:
Expenses(2)%	0.43	†	0.43	†	0.45		0.44		0.43	0.45
Net investment income(2)%	1.45	†	1.46	†	1.30		1.55		1.33	1.18
Portfolio turnover rate %	52		128		89		70		88	139

	Class S
	Six Months Ended June 30, 2007
			Year Ended December 31,
			2006		2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$17.32		15.30		14.73		13.49		10.83	13.86
Income (loss) from investment operations:
Net investment income	$0.11	*	0.18	*	0.16	*	0.19	*	0.15	0.12
Net realized and unrealized gain (loss) on investments	$0.98		1.99		0.59		1.18		2.63	(3.13)
Total from investment operations	$1.09		2.17		0.75		1.37		2.78	(3.01)
Less distributions from:
Net investment income	$0.15		0.15		0.18		0.13		0.12	0.02
Total distributions	$0.15		0.15		0.18		0.13		0.12	0.02
Net asset value, end of period	$18.26		17.32		15.30		14.73		13.49	10.83
Total Return(1)%	6.34		14.28		5.15		10.26		25.84	(21.74)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$228,830		209,440		557,134		128,127		59,500	4,597
Ratios to average net assets:
Expenses(2)%	0.68	†	0.68	†	0.70		0.69		0.68	0.71
Net investment income(2)%	1.20	†	1.13	†	1.10		1.39		1.11	0.93
Portfolio turnover rate %	52		128		89		70		88	139
(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.
*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

15

ING VP INDEX PLUS MIDCAP PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30, 2007
			Year Ended December 31,
			2006		2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$18.89		18.69		18.16		15.64		11.86	13.54
Income (loss) from investment operations:
Net investment income	$0.11	*	0.17	*	0.16	*	0.09		0.09	0.04
Net realized and unrealized gain (loss) on investments	$2.08		1.57		1.77		2.50		3.75	(1.67)
Total from investment operations	$2.19		1.74		1.93		2.59		3.84	(1.63)
Less distributions from:
Net investment income	$0.15		0.12		0.09		0.07		0.06	0.05
Net realized gain on investments	$1.45		1.42		1.31		—		—	—
Total distributions	$1.60		1.54		1.40		0.07		0.06	0.05
Net asset value, end of period	$19.48		18.89		18.69		18.16		15.64	11.86
Total Return(1)%	12.12		9.44		11.14		16.59		32.45	(12.09)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,305,605		1,148,074		844,703		678,869		451,213	251,674
Ratios to average net assets:
Expenses(2)%	0.49	†	0.49	†	0.49		0.49		0.50	0.53
Net investment income(2)%	1.19	†	0.92	†	0.87		0.73		0.78	0.61
Portfolio turnover rate %	56		84		100		108		113	139

	Class S
	Six Months Ended June 30, 2007
			Year Ended December 31,
			2006		2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$18.69		18.53		18.05		15.57		11.83	13.52
Income (loss) from investment operations:
Net investment income	$0.09	*	0.12		0.11	*	0.07	*	0.04	0.01
Net realized and unrealized gain (loss) on investments	$2.06		1.55		1.75		2.47		3.74	(1.66)
Total from investment operations	$2.15		1.67		1.86		2.54		3.78	(1.65)
Less distributions from:
Net investment income	$0.10		0.09		0.07		0.06		0.04	0.04
Net realized gains on investments	$1.45		1.42		1.31		—		—	—
Total distributions	$1.55		1.51		1.38		0.06		0.04	0.04
Net asset value, end of period	$19.29		18.69		18.53		18.05		15.57	11.83
Total Return(1)%	11.99		9.12		10.84		16.35		32.06	(12.26)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$269,273		227,616		278,554		122,153		19,960	5,917
Ratios to average net assets:
Expenses(2)%	0.74	†	0.74	†	0.74		0.74		0.75	0.78
Net investment income(2)%	0.93	†	0.63	†	0.62		0.45		0.54	0.37
Portfolio turnover rate %	56		84		100		108		113	139

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.
*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

16

ING VP INDEX PLUS SMALLCAP PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended June 30, 2007
			Year Ended December 31,
			2006		2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$17.99		16.68		16.39		13.52		9.95	11.60
Income (loss) from investment operations:
Net investment income	$0.06		0.09	*	0.11	*	0.07		0.03	0.01
Net realized and unrealized gain (loss) on investments	$1.05		2.20		1.09		2.90		3.56	(1.53)
Total from investment operations	$1.11		2.29		1.20		2.97		3.59	(1.52)
Less distributions from:
Net investment income	$0.08		0.07		0.05		0.02		0.02	0.01
Net realized gain on investments	$1.77		0.91		0.86		0.08		—	0.12
Total distributions	$1.85		0.98		0.91		0.10		0.02	0.13
Net asset value, end of period	$17.25		17.99		16.68		16.39		13.52	9.95
Total Return(1)%	6.50		13.82		7.62		22.07		36.15	(13.21)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$778,254		745,115		378,121		303,041		168,035	86,494
Ratios to average net assets:
Gross expenses prior to expense reimbursement(2)%	0.49		0.49		0.49		0.49		0.56	0.63
Net expenses after expense reimbursement(2)(3)%	0.49	†	0.49	†	0.49		0.49		0.56	0.58
Net investment income after expense reimbursement(2)(3)%	0.73	†	0.52	†	0.66		0.64		0.37	0.30
Portfolio turnover rate %	58		93		71		94		120	134

	Class S
	Six Months Ended June 30, 2007
			Year Ended December 31,
			2006		2005		2004		2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$17.79		16.53		16.28		13.46		9.92	11.58
Income (loss) from investment operations:
Net investment income	$0.04		0.04	*	0.07	*	0.06	*	0.01	0.00 **
Net realized and unrealized gain (loss) on investments	$1.04		2.18		1.08		2.86		3.54	(1.53)
Total from investment operations	$1.08		2.22		1.15		2.92		3.55	(1.53)
Less distributions from:
Net investment income	$0.02		0.05		0.04		0.02		0.01	0.01
Net realized gains on investments	$1.77		0.91		0.86		0.08		—	0.12
Total distributions	$1.79		0.96		0.90		0.10		0.01	0.13
Net asset value, end of period	$17.08		17.79		16.53		16.28		13.46	9.92
Total Return(1)%	6.40		13.48		7.36		21.74		35.83	(13.39)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$208,358		204,246		333,092		110,292		16,419	4,014
Ratios to average net assets:
Gross expenses prior to expense reimbursement(2)%	0.74		0.74		0.74		0.74		0.80	0.88
Net expenses after expense reimbursement(2)(3)%	0.74	†	0.74	†	0.74		0.74		0.80	0.84
Net investment income after expense reimbursement(2)(3)%	0.47	†	0.25	†	0.43		0.45		0.13	0.05
Portfolio turnover rate %	58		93		71		94		120	134

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount represents less than $0.005 per share.

See Accompanying Notes to Financial Statements

17

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2007
			December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$13.53		13.53
Income (loss) from investment operations:
Net investment income (loss)	$0.18		(0.00	)**
Net realized and unrealized gain on investments	$0.27		—
Total from investment operations	$0.45		(0.00	)**
Less distributions from:
Net investment income	$0.45		—
Net realized gains on investments	$0.34		—
Total distributions	$0.79		—
Net asset value, end of period	$13.19		13.53
Total Return(2)%	3.47		—
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1		1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.23		1.22
Net expenses after expense reimbursement(3)(4)%	1.15	†	1.15
Net investment income (loss) after expense reimbursement(3)(4)%	2.79	†	(1.15)
Portfolio turnover rate %	183		335

	Class I
	Six Months Ended June 30, 2007
			Year Ended December 31,
			2006		2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.55		13.27		13.04	12.31	11.09	11.99
Income (loss) from investment operations:
Net investment income	$0.23		0.42	*	0.34	0.25	0.25	0.27
Net realized and unrealized gain (loss) on investments	$0.25		0.64		0.15	0.72	1.25	(0.78)
Total from investment operations	$0.48		1.06		0.49	0.97	1.50	(0.51)
Less distributions from:
Net investment income	$0.45		0.35		0.26	0.24	0.28	0.39
Net realized gains on investments	$0.34		0.43		—	—	—	—
Total distributions	$0.79		0.78		0.26	0.24	0.28	0.39
Net asset value, end of period	$13.24		13.55		13.27	13.04	12.31	11.09
Total Return(2)%	3.69		8.37		3.83	7.99	13.65	(4.34)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$140,855		146,397		151,565	151,489	135,628	120,615
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.73		0.72		0.75	0.70	0.74	0.77
Net expenses after expense reimbursement(3)(4)%	0.65	†	0.65		0.65	0.65	0.65	0.65
Net investment income after expense reimbursement(3)(4)%	3.41	†	3.18		2.53	2.16	2.18	2.36
Portfolio turnover rate %	183		335		364	317	332	248
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)	The investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount represents more than $(0.005) per share.

See Accompanying Notes to Financial Statements

18

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30, 2007		Year Ended December 31, 2006		August 5, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$13.50		13.25		13.06
Income from investment operations:
Net investment income	$0.21		0.39	*	0.06
Net realized and unrealized gain on investments	$0.25		0.64		0.13
Total from investment operations	$0.46		1.03		0.19
Less distributions from:
Net investment income	$0.43		0.35		—
Net realized gains on investments	$0.34		0.43		—
Total distributions	$0.77		0.78		—
Net asset value, end of period	$13.19		13.50		13.25
Total Return(2)%	3.57		8.13		1.45
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$864		717		118
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.98		0.97		1.00
Net expenses after expense reimbursement(3)(4)%	0.90	†	0.90		0.90
Net investment income after expense reimbursement(3)(4)%	3.20	†	3.00		2.68
Portfolio turnover rate %	183		335		364
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)	The investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount represents more than $(0.005) per share.

See Accompanying Notes to Financial Statements

19

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2007
			December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$17.06		17.06
Income (loss) from investment operations:
Net investment income (loss)	$0.10		(0.00	)**
Net realized and unrealized gain on investments	$0.87		—
Total from investment operations	$0.97		(0.00	)**
Less distributions from:
Net investment income	$0.30		—
Net realized gains on investments	$1.01		—
Total distributions	$1.31		—
Net asset value, end of period	$16.72		17.06
Total Return(2)%	6.01		—
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1		1
Ratios to average net assets:
Expenses(3)%	1.21	†	1.21
Net investment income (loss)(3)%	1.34	†	(1.21)
Portfolio turnover rate %	112		233

	Class I
	Six Months Ended June 30, 2007
			Year Ended December 31,
			2006		2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$17.06		15.48		14.76	13.32	10.81	12.75
Income (loss) from investment operations:
Net investment income	$0.16		0.28	*	0.22	0.18	0.15	0.13
Net realized and unrealized gain (loss) on investments	$0.87		1.73		0.68	1.41	2.47	(1.87)
Total from investment operations	$1.03		2.01		0.90	1.59	2.62	(1.74)
Less distributions from:
Net investment income	$0.30		0.22		0.18	0.15	0.11	0.20
Net realized gains on investments	$1.01		0.21		—	—	—	—
Total distributions	$1.31		0.43		0.18	0.15	0.11	0.20
Net asset value, end of period	$16.78		17.06		15.48	14.76	13.32	10.81
Total Return(2)%	6.37		13.19		6.20	12.01	24.34	(13.76)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$297,686		298,451		287,566	263,494	219,260	165,733
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.71		0.71		0.73	0.70	0.74	0.77
Net expenses after expense reimbursement(3)(4)%	0.71	†	0.71		0.73	0.70	0.75	0.75
Net investment income after expense reimbursement(3)(4)%	1.91	†	1.77		1.43	1.46	1.32	1.14
Portfolio turnover rate %	112		233		232	205	232	271
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount represents more than $(0.005) per share.

See Accompanying Notes to Financial Statements

20

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30, 2007		Year Ended December 31, 2006		August 5, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$17.00		15.46		14.98
Income from investment operations:
Net investment income	$0.14		0.23	*	0.06
Net realized and unrealized gain on investments	$0.86		1.73		0.42
Total from investment operations	$1.00		1.96		0.48
Less distributions from:
Net investment income	$0.27		0.21		—
Net realized gains on investments	$1.01		0.21		—
Total distributions	$1.28		0.42		—
Net asset value, end of period	$16.72		17.00		15.46
Total Return(2)%	6.23		12.91		3.20
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$247		308		29
Ratios to average net assets:
Expenses(3)%	0.96	†	0.96		0.98
Net investment income(3)%	1.62	†	1.47		1.27
Portfolio turnover rate %	112		233		232
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount represents more than $(0.005) per share.

See Accompanying Notes to Financial Statements

21

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class ADV
	Six Months Ended June 30, 2007
			December 29, 2006(1) to December 31, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$15.32		15.32
Income (loss) from investment operations:
Net investment income (loss)	$0.15		(0.00	)**
Net realized and unrealized gain on investments	$0.60		—
Total from investment operations	$0.75		(0.00	)**
Less distributions from:
Net investment income	$0.36		—
Net realized gains on investments	$0.60		—
Total distributions	$0.96		—
Net asset value, end of period	$15.11		15.32
Total Return(2)%	5.15		—
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1		1
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	1.22		1.21
Net expenses after expense reimbursement(3)(4)%	1.20	†	1.20
Net investment income (loss) after expense reimbursement(3)(4)%	1.76	†	(1.20)
Portfolio turnover rate %	138		258

	Class I
	Six Months Ended June 30, 2007
			Year Ended December 31,
			2006		2005		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$15.32		14.35		13.91		12.78	10.86	12.31
Income (loss) from investment operations:
Net investment income	$0.18		0.33	*	0.26	*	0.20	0.18	0.20
Net realized and unrealized gain (loss) on investments	$0.61		1.23		0.39		1.09	1.92	(1.36)
Total from investment operations	$0.79		1.56		0.65		1.29	2.10	(1.16)
Less distributions from:
Net investment income	$0.36		0.27		0.21		0.16	0.18	0.29
Net realized gains on investments	$0.60		0.32		—		—	—	—
Total distributions	$0.96		0.59		0.21		0.16	0.18	0.29
Net asset value, end of period	$15.15		15.32		14.35		13.91	12.78	10.86
Total Return(2)%	5.41		11.17		4.70		10.23	19.47	(9.54)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$283,962		298,715		289,673		268,292	208,837	158,169
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.72		0.71		0.74		0.70	0.74	0.77
Net expenses after expense reimbursement(3)(4)%	0.70	†	0.70		0.70		0.70	0.70	0.70
Net investment income after expense reimbursement(3)(4)%	2.43	†	2.26		1.89		1.77	1.75	1.71
Portfolio turnover rate %	138		258		301		262	278	267
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount represents more than $(0.005) per share.

See Accompanying Notes to Financial Statements

22

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S
	Six Months Ended June 30, 2007		Year Ended December 31, 2006		June 7, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$15.27		14.34		14.02
Income from investment operations:
Net investment income	$0.17		0.29	*	0.17	*
Net realized and unrealized gain on investments	$0.61		1.22		0.36
Total from investment operations	$0.78		1.51		0.53
Less distributions from:
Net investment income	$0.34		0.26		0.21
Net realized gains on investments	$0.60		0.32		—
Total distributions	$0.94		0.58		0.21
Net asset value, end of period	$15.11		15.27		14.34
Total Return(2)%	5.32		10.80		3.81
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$762		693		362
Ratios to average net assets:
Gross expenses prior to expense reimbursement(3)%	0.97		0.96		0.99
Net expenses after expense reimbursement(3)(4)%	0.95	†	0.95		0.95
Net investment income after expense reimbursement(3)(4)%	2.19	†	2.00		1.80
Portfolio turnover rate %	138		258		301
(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
(4)

The Investment Adviser has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.
*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Portfolios, Inc. and the ING Strategic Allocation Portfolios, Inc. (each a “Company” and collectively the “Companies”) are each registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company.

The ING Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996. There are eight separate investment portfolios that comprise the ING Variable Portfolios, Inc. The three portfolios (each a “Portfolio”, collectively the “Portfolios”) that are in this report are: ING VP Index Plus LargeCap Portfolio (“VP Index Plus LargeCap”), ING VP Index Plus MidCap Portfolio (“VP Index Plus MidCap”) and ING VP index Plus SmallCap Portfolio (“VP Index Plus SmallCap”).

The ING Strategic Allocation Portfolios, Inc. is a company incorporated under the laws of Maryland on October 14, 1994. There are three separate investment portfolios (each a “Portfolio”, collectively the “Portfolios”) that comprise the ING Strategic Allocation Portfolios, Inc.: ING VP Strategic Allocation Conservative Portfolio (“VP Strategic Allocation Conservative”), formerly, ING VP Strategic Allocation Income Portfolio, ING VP Strategic Allocation Growth Portfolio (“VP Strategic Allocation Growth”) and ING VP Strategic Allocation Moderate Portfolio (“VP Strategic Allocation Moderate”) formerly, ING VP Strategic Allocation Balanced Portfolio.

The VP Index Plus LargeCap seeks to outperform the total return performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”), while maintaining a market level of risk.

The VP Index Plus MidCap seeks to outperform the total return performance of the Standard & Poor’s (“S&P”) MidCap 400 Index, while maintaining a market level of risk.

The VP Index Plus SmallCap seeks to outperform the total return performance of the S&P SmallCap 600 Index, while maintaining a market level of risk.

The VP Strategic Allocation Conservative seeks to provide total return consistent with preservation of capital.

The VP Strategic Allocation Growth seeks to provide capital appreciation.

The VP Strategic Allocation Moderate seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Each Portfolio offers Class I and Class S shares. Additionally, VP Strategic Allocation Conservative, VP Strategic Allocation Growth and VP Strategic Allocation Moderate offer Adviser (“ADV”) Class shares. The three classes differ principally in the applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolio and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Differences in per share dividend rates generally result from differences in separate class expenses, including shareholder servicing fees.

Shares of the Portfolios may be offered to segregated asset accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”). Shares may also be offered to qualified pension and retirement plans outside the Variable Contract and to certain investment advisers and their affiliates. Class I shares may be made available to other investment companies, including series of each Company under fund-of-funds arrangements.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on each Portfolio’s behalf.

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. ING Investments has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as the Sub-Adviser to the Portfolios. ING Funds Distributor, LLC (the “Distributor” or ”IFD”) is the principal underwriter of the Portfolios. ING Investments, ING IM and the Distributor are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

NOTE 2  —  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ

24

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2  —  SIGNIFICANT ACCOUNTING POLICIES (continued)

official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its

NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating the Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a

25

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2  —  SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV. Investments in securities maturing in 60 days or less at the date of valuation are valued at amortized cost, which, when combined with accrued interest approximates market value.

B.	Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.	Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.	Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

26

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2  —  SIGNIFICANT ACCOUNTING POLICIES (continued)

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by a Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.	Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

F.	Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.	Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.	Securities Lending. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, each Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.	Illiquid and Restricted Securities. VP Index Plus LargeCap, VP Index Plus MidCap and VP Index Plus

27

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 2  —  SIGNIFICANT ACCOUNTING POLICIES (continued)

SmallCap each may not invest more than 10% of its net assets in illiquid securities. VP Strategic Allocation Conservative, VP Strategic Allocation Growth and VP Strategic Allocation Moderate each may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. Each Portfolio may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to procedures adopted by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K.	Delayed Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to segregate liquid assets sufficient to cover the purchase price.

L.	Mortgage Dollar Roll Transactions. In connection with a Portfolio’s ability to purchase or sell securities on a when-issued basis, VP Strategic Allocation Conservative, VP Strategic Allocation Growth and VP Strategic Allocation Moderate Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

M.	Swap Contracts. Each Portfolio may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation.

N.	Indemnifications. In the normal course of business, the Companies may enter into contracts that provide certain indemnifications. The Companies maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2007, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:

	Purchases	Sales
VP Index Plus LargeCap	$1,337,471,858	$1,369,771,101
VP Index Plus MidCap	849,816,988	814,824,507
VP Index Plus SmallCap	535,798,641	552,382,745
VP Strategic Allocation Conservative	68,836,741	89,427,784
VP Strategic Allocation Growth	193,628,837	224,197,657
VP Strategic Allocation Moderate	172,081,758	203,353,194

U.S. government securities not included above were as follows:

	Purchases	Sales
VP Strategic Allocation Conservative	$189,845,261	$171,615,368
VP Strategic Allocation Growth	132,308,440	119,298,825
VP Strategic Allocation Moderate	218,905,858	201,706,207

28

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

VP Index Plus LargeCap	0.35%
VP Index Plus MidCap	0.40%
VP Index Plus SmallCap	0.40%
VP Strategic Allocation Conservative	0.60%
VP Strategic Allocation Growth	0.60%
VP Strategic Allocation Moderate	0.60%

The Investment Adviser entered into a sub-advisory agreement with ING IM. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

Effective November 1, 2006, certain ING Portfolios sub-advised by ING IM are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Portfolios will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Portfolios.

During the six months ended June 30, 2007, the Portfolios waived the following amounts, which are not subject to recoupment:

VP Index Plus LargeCap	$14,951
VP Index Plus MidCap	10,203
VP Index Plus SmallCap	7,226
VP Strategic Allocation Conservative	1,940
VP Strategic Allocation Growth	1,654
VP Strategic Allocation Moderate	1,096

Pursuant to the Administration Agreement, ING Funds Services, LLC (“IFS”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. IFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

NOTE 5 — DISTRIBUTION FEES

Each ADV Class shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its ADV Class shares.

Each Class S share of the Portfolios has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred in the distribution of each Portfolio’s Class S shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S of the Portfolios pays the Distributor Distribution Fees at a rate of 0.25% based on average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2007, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

Portfolio	Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Shareholder Service and Distribution Fees	Total
VP Index Plus LargeCap	$765,050	$120,367	$47,090	$932,507
VP Index Plus MidCap	515,447	71,244	53,783	640,474
VP Index Plus SmallCap	323,123	44,658	43,116	410,897
VP Strategic Allocation Conservative	69,911	6,478	178	76,567
VP Strategic Allocation Growth	147,961	13,616	50	161,627
VP Strategic Allocation Moderate	141,846	13,040	156	155,042

At June 30, 2007, the following ING Portfolios or indirect, wholly-managed subsidiaries of ING Groep owned more than 5% of the following Portfolios:

ING Life Insurance and Annuity Company — VP Index Plus LargeCap (52.58%); VP Index Plus MidCap (56.48%); VP Index Plus SmallCap (40.18%); VP Strategic Allocation Conservative (97.38%); VP Strategic Allocation Growth (96.46%); VP Strategic Allocation Moderate (96.76%).

ING LifeStyle Aggressive Growth Portfolio — VP Index Plus LargeCap (5.60%).

29

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES (continued)

ING LifeStyle Growth Portfolio — VP Index Plus LargeCap (11.65%); VP Index Plus MidCap (8.67%); VP Index Plus SmallCap (10.37%).

ING LifeStyle Moderate Growth Portfolio — VP Index Plus LargeCap (8.92%); VP Index Plus SmallCap (7.94%).

ING National Trust —  VP Index Plus SmallCap I (5.01%).

ING USA Annuity and Life Insurance Company — VP Index Plus LargeCap (8.14%); VP Index Plus MidCap (16.52%); VP Index Plus SmallCap (20.33%).

The Companies have adopted a Deferred Compensation Plan (“Policy”), which allows eligible non-affiliated directors as described in the Policy to defer the receipt of all or a portion of the directors’ fees payable. Deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Policy.

NOTE 7 — EXPENSE LIMITATIONS

ING Investments entered into written expense limitation agreements (“Expense Limitation Agreements”) with each of the Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

	Class ADV	Class I	Class S
VP Index Plus LargeCap	N/A	0.55%	0.80%
VP Index Plus MidCap	N/A	0.60%	0.85%
VP Index Plus SmallCap	N/A	0.60%	0.85%
VP Strategic Allocation Conservative	1.15%	0.65%	0.90%
VP Strategic Allocation Growth	1.25%	0.75%	1.00%
VP Strategic Allocation Moderate	1.20%	0.70%	0.95%

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Portfolio.

As of June 30, 2007, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	December 31,			Total
	2008	2009	2010
VP Strategic Allocation Conservative	$152,215	$101,707	$53,871	$307,793
VP Strategic Allocation Growth	—	—	1,654	1,654
VP Strategic Allocation Moderate	102,846	15,186	17,562	135,594

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of an Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 8 — BORROWINGS

All of the Portfolios included in this report, in addition to certain other Portfolios managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with Citibank, N.A. for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Portfolios; and (3) enable the Portfolios to meet other emergency expenses as defined in the Credit Agreement. The Portfolios to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Portfolios will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. The following Portfolios utilized the line of credit during the six months ended June 30, 2007.

Portfolio	Days Utilized	Approximate Average Daily Balance	Approximate Weighted Average Interest Rate
VP Index Plus MidCap	2	$782,500	5.70%

During the six months ended June 30, 2007, VP Strategic Allocation Moderate entered into reverse repurchase agreements that had an average daily balance outstanding of $1,180,180 with an average interest rate of 5.315% and paid interest of $13,920. There were no outstanding reverse repurchase agreements as of June 30, 2007.

30

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class I		Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
VP Index Plus LargeCap (Number of Shares)
Shares sold	10,688,189	56,686,371	1,293,409	8,488,048
Dividends reinvested	1,705,469	1,001,597	103,873	386,302
Shares redeemed	(15,427,827)	(13,212,594)	(957,887)	(33,191,714)

Net increase (decrease) in shares outstanding	(3,034,169)	44,475,374	439,395	(24,317,364)

VP Index Plus LargeCap ($)
Shares sold	$190,620,486	$911,026,600	$23,126,625	$134,708,233
Dividends reinvested	29,658,100	15,985,488	1,795,960	6,122,883
Shares redeemed	(277,242,158)	(214,302,014)	(17,036,016)	(527,866,358)

Net increase (decrease)	$(56,963,572)	$712,710,074	$7,886,569	$(387,035,242)

	Class I		Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
VP Index Plus MidCap (Number of Shares)
Shares sold	4,994,822	20,080,967	2,022,169	5,083,472
Dividends reinvested	5,352,669	3,999,589	992,667	1,405,153
Shares redeemed	(4,096,846)	(8,494,158)	(1,232,067)	(9,345,068)

Net increase (decrease) in shares outstanding	6,250,645	15,586,398	1,782,769	(2,856,443)

VP Index Plus MidCap ($)
Shares sold	$96,957,800	$374,484,789	$39,205,317	$95,399,545
Dividends reinvested	98,221,472	74,032,395	18,056,621	25,784,560
Shares redeemed	(79,483,583)	(154,435,484)	(23,653,706)	(173,504,933)

Net increase (decrease)	$115,695,689	$294,081,700	$33,608,232	$(52,320,828)

	Class I		Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
VP Index Plus SmallCap (Number of Shares)
Shares sold	4,738,333	25,013,408	865,792	5,820,451
Dividends reinvested	4,396,124	1,429,464	1,192,855	1,222,016
Shares redeemed	(5,435,181)	(7,693,244)	(1,337,766)	(15,716,149)

Net increase (decrease) in shares outstanding	3,699,276	18,749,628	720,881	(8,673,682)

VP Index Plus SmallCap ($)
Shares sold	$83,990,625	$442,612,423	$15,174,595	$101,761,119
Dividends reinvested	73,327,354	25,401,574	19,705,972	21,519,707
Shares redeemed	(97,079,383)	(135,565,638)	(23,550,795)	(277,646,841)

Net increase (decrease)	$60,238,596	$332,448,359	$11,329,772	$(154,366,015)

31

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

	Class ADV		Class I
	Six Months Ended June 30, 2007	December 29, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
VP Strategic Allocation Conservative (Number of Shares)
Shares sold	2	74	540,808	795,428
Dividends reinvested	—	—	632,837	680,939
Shares redeemed	—	—	(1,340,348)	(2,097,040)

Net increase (decrease) in shares outstanding	2	74	(166,703)	(620,673)

VP Strategic Allocation Conservative ($)
Shares sold	$26	$1,000	$7,268,143	$10,415,037
Dividends reinvested	—	—	8,195,239	8,729,643
Shares redeemed	—	—	(18,022,867)	(27,479,240)

Net increase (decrease)	$26	$1,000	$(2,559,485)	$(8,334,560)

	Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
VP Strategic Allocation Conservative (Number of Shares)
Shares sold	10,805	51,431
Dividends reinvested	3,708	1,128
Shares redeemed	(2,085)	(8,390)

Net increase in shares outstanding	12,428	44,169

VP Strategic Allocation Conservative ($)
Shares sold	$147,124	$668,461
Dividends reinvested	47,871	14,422
Shares redeemed	(28,013)	(112,404)

Net increase	$166,982	$570,479

	Class ADV		Class I
	Six Months Ended June 30, 2007	December 29, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
VP Strategic Allocation Growth (Number of Shares)
Shares sold	1	59	483,096	1,247,466
Dividends reinvested	—	—	1,381,549	500,465
Shares redeemed	—	—	(1,617,500)	(2,828,645)

Net increase (decrease) in shares outstanding	1	59	247,145	(1,080,714)

VP Strategic Allocation Growth ($)
Shares sold	$11	$1,000	$8,207,662	$19,919,153
Dividends reinvested	—	—	22,146,225	7,937,380
Shares redeemed	—	—	(27,476,279)	(45,210,797)

Net increase (decrease)	$11	$1,000	$2,877,619	$(17,354,264)

(1)	Commencement of operations

32

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
VP Strategic Allocation Growth (Number of Shares)
Shares sold	489	18,436
Dividends reinvested	1,439	101
Shares redeemed	(5,296)	(2,258)

Net increase (decrease) in shares outstanding	(3,368)	16,279

VP Strategic Allocation Growth ($)
Shares sold	$8,134	$291,600
Dividends reinvested	23,003	1,596
Shares redeemed	(87,066)	(36,229)

Net increase (decrease)	$(55,929)	$256,967

	Class ADV		Class I
	Six Months Ended June 30, 2007	December 29, 2006(1) to December 31, 2006	Six Months Ended June 30, 2007	Year Ended December 31, 2006
VP Strategic Allocation Moderate (Number of Shares)
Shares sold	1	65	593,214	1,491,383
Dividends reinvested	—	—	1,203,900	828,835
Shares redeemed	—	—	(2,551,689)	(2,999,552)

Net increase (decrease) in shares outstanding	1	65	(754,575)	(679,334)

VP Strategic Allocation Moderate ($)
Shares sold	$11	$1,000	$9,006,122	$21,742,480
Dividends reinvested	—	—	17,552,859	11,885,489
Shares redeemed	—	—	(39,033,815)	(43,669,745)

Net increase (decrease)	$11	$1,000	$(12,474,834)	$(10,041,776)

	Class S
	Six Months Ended June 30, 2007	Year Ended December 31, 2006
VP Strategic Allocation Moderate (Number of Shares)
Shares sold	4,028	40,062
Dividends reinvested	3,051	831
Shares redeemed	(2,012)	(20,723)

Net increase in shares outstanding	5,067	20,170

VP Strategic Allocation Moderate ($)
Shares sold	$61,419	$579,915
Dividends reinvested	44,396	11,907
Shares redeemed	(29,752)	(303,434)

Net increase	$76,063	$288,388

(1)	Commencement of operations

33

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security, however there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2007, the Portfolios had securities on loan and received collateral with the following market values:

	Value of Securities Loaned	Value of Collateral
VP Index Pius LargeCap	$239,855,872	$246,049,000
VP Index Plus MidCap	267,391,580	275,079,000
VP Index Plus SmallCap	205,472,496	212,839,000
VP Strategic Allocation Conservative	28,928,581	29,480,000
VP Strategic Allocation Growth	27,343,036	28,018,000
VP Strategic Allocation Moderate	37,449,773	38,231,000

NOTE 11 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

34

NOTE 11 — FEDERAL INCOME TAXES AND OTHER TAX MATTERS (continued)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
VP Index Plus LargeCap	$31,454,060	$—	$22,108,371	$—
VP Index Plus MidCap	36,018,831	80,259,262	55,247,050	44,569,905
VP Index Plus SmallCap	39,157,943	53,875,383	20,353,752	26,567,529
VP Strategic Allocation Conservative	5,506,546	2,736,623	4,642,345	4,101,720
VP Strategic Allocation Growth	9,499,661	12,669,646	4,040,610	3,898,366
VP Strategic Allocation Moderate	9,078,874	8,518,445	5,453,588	6,443,808

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2006 were:

	Undistributed	Undistributed		Capital
	Ordinary	Long Term	Unrealized	Loss	Expiration
	Income	Capital Gains	Appreciation	Carryforward	Date
VP Index Plus LargeCap	$31,440,604	$—	$204,843,814	$(22,699,714)	2011
VP Index Plus MidCap	36,012,879	80,257,103	87,312,536	—	—
VP Index Plus SmallCap	39,147,442	53,870,309	63,378,118	—	—
VP Strategic Allocation Conservative	5,501,145	2,735,059	11,104,966	—	—
VP Strategic Allocation Growth	9,493,962	12,666,197	44,015,698	—	—
VP Strategic Allocation Moderate	9,072,704	8,514,536	35,707,660	—	—

Under U.S. federal income tax law, as specified in the Internal Revenue Code (the “Code”) and U.S. Treasury regulations, the Portfolios must meet various technical requirements relating to fund administration, portfolio investments, and “eligible investors” in the Portfolios. Complying with these requirements is a condition for beneficial tax treatment of certain insurance products that offer the Portfolios as investment options. The failure of the Portfolios to meet any of these complex requirements could result in an excise tax, administrative penalties imposed by the Internal Revenue Service, potential liability to insurers whose products include the Portfolios as investment options, and unanticipated costs associated with remedying a failure. It was disclosed in the Portfolios’ Annual Report for the year ended December 31, 2006, that an affiliate of a Portfolios’ investment adviser may have failed to limit the availability of VP Index Plus LargeCap, VP Index Plus MidCap and VP Index Plus Small Cap for investment to “eligible investors” under the Code. Subsequent to the issuance of the Portfolios’ Annual Report, Management determined that it was more likely than not that there had been no adverse tax or other financial consequences to the Portfolios.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. However, acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the U.S. Securities and Exchange Commission (the “SEC”) has indicated that they would not object if a fund implements FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. For calendar year-end funds, this would be no later than their June 29, 2007 NAV and the effects of FIN 48 would be reflected in the funds’ semi-annual financial statements contained in their Form N-CSR filing. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be

35

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

sustained as of the adoption date. Management of the Portfolios has analyzed the tax positions of the Portfolio’s. To date, this analysis reflects no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of June 30, 2007, management of the Portfolios is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004, ING Investments reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Group, including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•

Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•

ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time, in 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•

In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker- dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the SEC on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•

ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any government or self-regulatory agencies litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•

The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•

ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

NOTE 13 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

incentives; potential conflicts of interest; potential anti- competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request, in connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the “NH Bureau”) concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of ING Investments entered into an assurance of discontinuance with the NYAG (the “NYAG Agreement”) regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust (“NYSUT”) and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of ING Investments, without admitting or denying the NYAG’s findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG’s office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the “One-Page Disclosure”). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of ING Investments entered into a consent agreement with the NH Bureau (the “NH Agreement”) to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau’s claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

38

ING VP INDEX PLUS LARGECAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value

COMMON STOCK: 98.6%
Advertising: 1.2%
585,900		Omnicom Group	$31,005,828

			31,005,828

Aerospace/Defense: 4.6%
144,100		Boeing Co.	13,856,656
75,200		General Dynamics Corp.	5,882,144
353,200		Lockheed Martin Corp.	33,246,716
529,450		Raytheon Co.	28,532,061
581,900		United Technologies Corp.	41,274,167

			122,791,744

Agriculture: 1.9%
387,050		Altria Group, Inc.	27,147,687
111,900	L	Reynolds American, Inc.	7,295,880
281,500	L	UST, Inc.	15,119,365

			49,562,932

Apparel: 1.0%
413,200	@, L	Coach, Inc.	19,581,548
79,200		Polo Ralph Lauren Corp.	7,770,312

			27,351,860

Auto Manufacturers: 0.7%
993,100	L	Ford Motor Co.	9,355,002
92,800	L	Paccar, Inc.	8,077,312

			17,432,314

Banks: 6.4%
1,305,247		Bank of America Corp.	63,813,516
147,200	@	Bank of New York Co., Inc.	6,099,968
148,100		Comerica, Inc.	8,807,507
25,400		Compass Bancshares, Inc.	1,752,092
407,100	L	Huntington Bancshares, Inc.	9,257,454
448,550	L	Regions Financial Corp.	14,847,005

Shares			Value

744,136	L	Wachovia Corp.	$38,136,970
754,700	L	Wells Fargo & Co.	26,542,799

			169,257,311

Beverages: 0.8%
51,800		Anheuser-Busch Cos., Inc.	2,701,888
224,600		Pepsi Bottling Group, Inc.	7,564,528
166,050		PepsiCo, Inc.	10,768,343

			21,034,759

Biotechnology: 0.2%
51,540	@	Amgen, Inc.	2,849,647
25,600	@	Biogen Idec, Inc.	1,369,600

			4,219,247

Building Materials: 0.5%
447,800		Masco Corp.	12,748,866

			12,748,866

Chemicals: 1.0%
97,700		Ashland, Inc.	6,247,915
75,300		International Flavors & Fragrances, Inc.	3,926,142
162,800		Monsanto Co.	10,995,512
154,000	L	Sigma-Aldrich Corp.	6,571,180

			27,740,749

Commercial Services: 0.7%
239,700	@	Convergys Corp.	5,810,328
214,450		McKesson Corp.	12,789,798

			18,600,126

Computers: 8.2%
19,300	@	Affiliated Computer Services, Inc.	1,094,696
160,900	@	Apple, Inc.	19,636,236
64,400	@, L	Computer Sciences Corp.	3,809,260
1,204,900	@, L	Dell, Inc.	34,399,895
340,200		Electronic Data Systems Corp.	9,433,746
1,346,500	@	EMC Corp.	24,371,650
975,218		Hewlett-Packard Co.	43,514,227
578,550		International Business Machines Corp.	60,892,388
168,300	@	Lexmark International, Inc.	8,298,873
212,100	@, L	Network Appliance, Inc.	6,193,320
106,700	@, L	Sandisk Corp.	5,221,898

			216,866,189

Cosmetics/Personal Care: 2.3%
80,250	L	Estee Lauder Cos., Inc.	3,652,178
936,642		Procter & Gamble Co.	57,313,124

			60,965,302

Diversified Financial Services: 8.6%
217,950		American Express Co.	13,334,181
1,278,000		Citigroup, Inc.	65,548,620
179,300		Goldman Sachs Group, Inc.	38,863,275
1,093,500		JP Morgan Chase & Co.	52,980,075
57,050		Lehman Brothers Holdings, Inc.	4,251,366
168,319		Merrill Lynch & Co., Inc.	14,068,102
400,500		Morgan Stanley	33,593,940
80,000		SLM Corp.	4,606,400

			227,245,959

Electric: 3.2%
359,600		Edison International	20,180,752
296,200		Entergy Corp.	31,797,070
39,400	L	FPL Group, Inc.	2,235,556

See Accompanying Notes to Financial Statements

39

ING VP INDEX PLUS LARGECAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Electric: (continued)
72,250		PG&E Corp.	$3,272,925
233,100		Public Service Enterprise Group, Inc.	20,461,518
89,500		TXU Corp.	6,023,350

			83,971,171

Electronics: 0.2%
140,800		Tektronix, Inc.	4,750,592

			4,750,592
Environmental Control: 0.4%
287,950		Waste Management, Inc.	11,244,448

			11,244,448

Food: 1.5%
85,600		Campbell Soup Co.	3,322,136
62,700	@	Dean Foods Co.	1,998,249
511,150		General Mills, Inc.	29,861,383
117,500		Safeway, Inc.	3,998,525

			39,180,293

Gas: 0.0%
34,250		KeySpan Corp.	1,437,815

			1,437,815

Hand/Machine Tools: 0.7%
115,300		Black & Decker Corp.	10,182,143
56,500	L	Snap-On, Inc.	2,853,815
111,200	L	Stanley Works	6,749,840

			19,785,798

Healthcare — Products: 1.8%
139,700		Baxter International, Inc.	7,870,698
47,750		Biomet, Inc.	2,183,130
594,300		Johnson & Johnson	36,620,766

			46,674,594

Healthcare — Services: 2.3%
125,100		Aetna, Inc.	6,179,940
68,150	@	Coventry Health Care, Inc.	3,928,848
150,800	@, L	Humana, Inc.	9,185,228
577,950		UnitedHealth Group, Inc.	29,556,363
140,250	@	WellPoint, Inc.	11,196,158

			60,046,537

Home Builders: 0.2%
134,600	L	KB Home	5,299,202

			5,299,202

Home Furnishings: 0.1%
12,800		Harman International Industries, Inc.	1,495,040

			1,495,040

Household Products/Wares: 0.2%
63,700		Kimberly-Clark Corp.	4,260,893

			4,260,893

Insurance: 5.3%
230,400	@@	ACE Ltd.	14,404,608
218,750		Allstate Corp.	13,455,313
399,000		American International Group, Inc.	27,941,970
285,950		Chubb Corp.	15,481,333
28,800	L	Cigna Corp.	1,503,936
350,400		Genworth Financial, Inc.	12,053,760
104,637		Hartford Financial Services Group, Inc.	10,307,791

Shares			Value

84,150	L	Metlife, Inc.	$5,425,992
56,700	L	MGIC Investment Corp.	3,223,962
218,900	L	Progressive Corp.	5,238,277
237,150	L	Prudential Financial, Inc.	23,058,095
147,800		Travelers Cos., Inc.	7,907,300

			140,002,337

Internet: 1.4%
156,900	@, L	Amazon.com, Inc.	10,733,529
9,700	@	Google, Inc.	5,076,786
129,400	@, L	IAC/InterActiveCorp.	4,478,534
494,100	@	Symantec Corp.	9,980,820
198,250	@, L	VeriSign, Inc.	6,290,473

			36,560,142

Iron/Steel: 1.1%
332,150		Nucor Corp.	19,480,598
93,550	L	United States Steel Corp.	10,173,563

			29,654,161

Leisure Time: 0.2%
69,300		Harley-Davidson, Inc.	4,130,973

			4,130,973

Lodging: 0.1%
36,300	L	Harrah’s Entertainment, Inc.	3,094,938
			3,094,938
Machinery - Construction & Mining: 0.4%
138,400		Caterpillar, Inc.	10,836,720

			10,836,720

Machinery — Diversified: 0.7%
182,600		Cummins, Inc.	18,480,946

			18,480,946

Media: 2.5%
96,650		Clear Channel Communications, Inc.	3,655,303
483,000		McGraw-Hill Cos., Inc.	32,882,640
910,500	L	Walt Disney Co.	31,084,470

			67,622,413

Mining: 0.3%
169,400		Alcoa, Inc.	6,865,782

			6,865,782

Miscellaneous Manufacturing: 4.3%
45,600		3M Co.	3,957,624
75,300		Cooper Industries Ltd.	4,298,877
111,000	L	Eastman Kodak Co.	3,089,130
187,400		Eaton Corp.	17,428,200
1,130,600		General Electric Co.	43,279,368
41,800		Illinois Tool Works, Inc.	2,265,142
85,100		ITT Corp.	5,810,628
191,850		Parker Hannifin Corp.	18,784,034
450,592	@	Tyco International Ltd.	15,225,504

			114,138,507

Oil & Gas: 11.5%
814,668		Chevron Corp.	68,627,632
340,226		ConocoPhillips	26,707,741
1,476,000	S	ExxonMobil Corp.	123,806,880
653,500		Marathon Oil Corp.	39,183,860
387,250		Occidental Petroleum Corp.	22,414,030
307,400		Valero Energy Corp.	22,704,564

			303,444,707

See Accompanying Notes to Financial Statements

40

ING VP INDEX PLUS LARGECAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Oil & Gas Services: 0.8%
444,554	L	Halliburton Co.	$15,337,113
63,400	@, L	National Oilwell Varco, Inc.	6,608,816

			21,945,929

Packaging & Containers: 0.3%
233,050	@	Pactiv Corp.	7,431,965

			7,431,965

Pharmaceuticals: 5.8%
261,150		AmerisourceBergen Corp.	12,919,091
214,000		Bristol-Myers Squibb Co.	6,753,840
341,450	@	Forest Laboratories, Inc.	15,587,193
83,000	@, L	Gilead Sciences, Inc.	3,217,910
426,416	@, L	King Pharmaceuticals, Inc.	8,724,471
447,100		Merck & Co., Inc.	22,265,580
375,200		Mylan Laboratories	6,824,888
1,822,250		Pfizer, Inc.	46,594,933
852,250		Schering-Plough Corp.	25,942,490
129,800	@	Watson Pharmaceuticals, Inc.	4,222,394

			153,052,790

Real Estate Investment Trusts: 0.1%
43,500		Archstone-Smith Trust	2,571,285

			2,571,285

Retail: 4.4%
31,900	@, L	Autozone, Inc.	4,358,178
191,600	@, L	Big Lots, Inc.	5,636,872
293,500	L	Costco Wholesale Corp.	17,175,620
60,800		Dollar General Corp.	1,332,736
265,750	L	Family Dollar Stores, Inc.	9,120,540
538,100		Gap, Inc.	10,277,710
195,800		JC Penney Co., Inc.	14,172,004
78,300	@	Kohl’s Corp.	5,561,649
151,750		Macy’s, Inc.	6,036,615
344,700		McDonald’s Corp.	17,496,972
59,000	L	Nordstrom, Inc.	3,016,080
231,900	L	RadioShack Corp.	7,685,166
56,500	L	Target Corp.	3,593,400
336,250	L	TJX Cos., Inc.	9,246,875
26,837		Wal-Mart Stores, Inc.	1,291,128
41,200		Wendy’s International, Inc.	1,514,100

			117,515,645

Savings & Loans: 0.6%
402,450	L	Washington Mutual, Inc.	17,160,468

			17,160,468

Semiconductors: 0.9%
168,600	L	KLA-Tencor Corp.	9,264,570
102,900		National Semiconductor Corp.	2,908,983
220,750	@, L	Novellus Systems, Inc.	6,262,678
332,100	@, L	Teradyne, Inc.	5,838,318

			24,274,549

Software: 2.8%
173,200	@	Autodesk, Inc.	8,154,256
358,000	@	BMC Software, Inc.	10,847,400
720,900	L	CA, Inc.	18,620,847
82,100	@, L	Citrix Systems, Inc.	2,764,307
146,700		First Data Corp.	4,792,689
260,700	@, L	Intuit, Inc.	7,841,856
621,200		Microsoft Corp.	18,306,764
263,100	@	Novell, Inc.	2,049,549

			73,377,668

Shares			Value

Telecommunications: 6.0%
71,300		Alltel Corp.	$4,816,315
1,054,656		AT&T, Inc.	43,768,224
87,300	@	Avaya, Inc.	1,470,132
64,600	L	CenturyTel, Inc.	3,168,630
1,874,100	@	Cisco Systems, Inc.	52,193,685
106,900	@, L	Juniper Networks, Inc.	2,690,673
908,550		Motorola, Inc.	16,081,335
256,550		Qualcomm, Inc.	11,131,705
269,600	@, L	Qwest Communications International, Inc.	2,615,120
239,800		Sprint Nextel Corp.	4,966,258
413,200		Verizon Communications, Inc.	17,011,444

			159,913,521

Toys/Games/Hobbies: 0.4%
469,400		Mattel, Inc.	11,871,126

			11,871,126

		Total Common Stock (Cost $ 2,344,976,859 )	2,608,916,141

SHORT-TERM INVESTMENTS: 10.4%
Mutual Fund: 0.8%
22,000,000	**	ING Institutional Prime Money Market Fund	22,000,000

		Total Mutual Fund (Cost $22,000,000)	22,000,000

Principal Amount

Repurchase Agreement: 0.3%
$6,721,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $6,723,968 to be received upon repurchase (Collateralized by $6,945,000 various U.S. Government Agency Obligations, 3.000%-4.875%, Market Value plus accrued interest $6,972,034, due 07/14/08-02/17/09)	6,721,000

		6,721,000

	Total Repurchase Agreement (Cost $6,721,000)	6,721,000

See Accompanying Notes to Financial Statements

41

ING VP INDEX PLUS LARGECAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
Securities Lending Collateralcc: 9.3%
$246,049,000	The Bank of New York Institutional Cash Reserves Fund		$246,049,000

			246,049,000

	Total Securities Lending Collateral (Cost $246,049,000)		246,049,000

	Total Short-Term Investments (Cost $274,770,000)		274,770,000

	Total Investments in Securities (Cost $2,619,746,859)*	109.0%	$2,883,686,141
	Other Assets and Liabilities - Net	(9.0)	(237,417,043)

	Net Assets	100.0%	$2,646,269,098

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
S	All or a portion of segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is $2,631,863,145.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$289,473,279
Gross Unrealized Depreciation	(37,650,283)

Net Unrealized Appreciation	$251,822,996

ING VP Index Plus LargeCap Portfolio Open Futures Contracts on June 30, 2007:

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Depreciation
Long Contracts
S&P 500	96	36,369,600	09/20/07	$(366,225)

				$(366,225)

See Accompanying Notes to Financial Statements

42

ING VP INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value

COMMON STOCK: 99.0%
Advertising: 0.1%
44,500		Catalina Marketing Corp.	$1,401,750

			1,401,750

Aerospace/Defense: 0.3%
72,738	L	DRS Technologies, Inc.	4,165,705

			4,165,705

Agriculture: 0.3%
71,300		Universal Corp.	4,343,596

			4,343,596

Airlines: 0.2%
107,000	@, L	Airtran Holdings, Inc.	1,168,440
98,000	@, L	Alaska Air Group, Inc.	2,730,280

			3,898,720

Apparel: 1.0%
269,100	@, L	Hanesbrands, Inc.	7,273,773
123,200	L	Phillips-Van Heusen	7,462,224
44,862	@, L	Timberland Co.	1,130,074

			15,866,071

Auto Manufacturers: 0.3%
86,700		Oshkosh Truck Corp.	5,455,164

			5,455,164

Auto Parts & Equipment: 0.6%
259,882	L	ArvinMeritor, Inc.	5,769,380
97,600	@, L	Lear Corp.	3,475,536

			9,244,916
Banks: 3.8%
567,600	L	Associated Banc-Corp.	18,560,520
58,026		Bank of Hawaii Corp.	2,996,463

Shares			Value

22,377	L	Cathay General Bancorp.	$750,525
745,298		Colonial BancGroup, Inc.	18,610,091
34,300		First Community Bancorp., Inc.	1,962,303
334,507	L	FirstMerit Corp.	7,001,232
65,200		Greater Bay Bancorp.	1,815,168
193,200		Webster Financial Corp.	8,243,844

			59,940,146

Beverages: 0.6%
46,600	@, L	Hansen Natural Corp.	2,002,868
322,598		PepsiAmericas, Inc.	7,923,007

			9,925,875

Biotechnology: 1.3%
74,929	@, L	Invitrogen Corp.	5,526,014
943,100	@, L	Millennium Pharmaceuticals, Inc.	9,968,567
91,750	@, L	PDL BioPharma, Inc.	2,137,775
96,300	@, L	Vertex Pharmaceuticals, Inc.	2,750,328

			20,382,684

Building Materials: 0.3%
60,900	L	Florida Rock Industries, Inc.	4,110,750
8,200		Martin Marietta Materials, Inc.	1,328,564

			5,439,314

Chemicals: 4.1%
101,758		Albemarle Corp.	3,920,736
237,100		Cabot Corp.	11,304,928
201,600	L	Chemtura Corp.	2,239,776
49,449		Ferro Corp.	1,232,764
258,329	L	Lubrizol Corp.	16,675,137
417,773	L	Lyondell Chemical Co.	15,507,734
474,860	L	Olin Corp.	9,972,060
54,400	L	Sensient Technologies Corp.	1,381,216
81,900		Valspar Corp.	2,326,779

			64,561,130

Commercial Services: 5.7%
82,393	@	Alliance Data Systems Corp.	6,367,331
121,400	@, L	Career Education Corp.	4,099,678
113,600	@, W	ChoicePoint, Inc.	4,822,320
63,476	L	Corporate Executive Board Co.	4,120,227
205,600	L	DeVry, Inc.	6,994,512
56,748	@	ITT Educational Services, Inc.	6,661,080
107,985		Kelly Services, Inc.	2,965,268
316,642	@	Korn/Ferry International	8,315,019
63,900	@	Laureate Education, Inc.	3,940,074
203,816		Manpower, Inc.	18,799,988
671,822	@	MPS Group, Inc.	8,982,260
118,411	@, L	Quanta Services, Inc.	3,631,665
59,731	L	Rollins, Inc.	1,360,075
132,700	L	Sotheby’s	6,106,854
17,600	L	Strayer Education, Inc.	2,318,096

			89,484,447

Computers: 3.3%
154,500	@	BISYS Group, Inc.	1,827,735
278,425	@, L	Cadence Design Systems, Inc.	6,114,213
188,000	@	Ceridian Corp.	6,580,000
41,500	@, L	DST Systems, Inc.	3,287,215
163,173		Imation Corp.	6,014,557
53,100		Jack Henry & Associates, Inc.	1,367,325
43,200	@, L	Palm, Inc.	691,632
272,638	@, L	SRA International, Inc.	6,886,836
462,185	@	Synopsys, Inc.	12,215,550
406,978	@, L	Western Digital Corp.	7,875,024

			52,860,087

See Accompanying Notes to Financial Statements

43

ING VP INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Cosmetics/Personal Care: 0.4%
247,700		Alberto-Culver Co.	$5,875,444

			5,875,444

Distribution/Wholesale: 0.5%
75,900		CDW Corp.	6,449,223
66,831	@	Ingram Micro, Inc.	1,450,901

			7,900,124

Diversified Financial Services: 1.9%
95,200		AG Edwards, Inc.	8,049,160
147,340	@, L	AmeriCredit Corp.	3,911,877
91,233	L	IndyMac Bancorp., Inc.	2,661,267
173,100		Jefferies Group, Inc.	4,670,238
344,331		Raymond James Financial, Inc.	10,639,828

			29,932,370

Electric: 5.0%
488,200	@	Aquila, Inc.	1,996,738
207,000		Energy East Corp.	5,400,630
716,653		MDU Resources Group, Inc.	20,094,944
487,908		Northeast Utilities	13,837,071
188,610		NSTAR	6,120,395
283,289		OGE Energy Corp.	10,382,542
353,378		Pepco Holdings, Inc.	9,965,260
151,742		Puget Energy, Inc.	3,669,122
60,800	@	Sierra Pacific Resources	1,067,648
230,589	L	Westar Energy, Inc.	5,598,701

			78,133,051

Electrical Components & Equipment: 0.6%
185,692	W	Ametek, Inc.	7,368,259
19,500	@, L	Energizer Holdings, Inc.	1,942,200

			9,310,459

Electronics: 3.6%
231,374		Amphenol Corp.	8,248,483
140,800	@, L	Avnet, Inc.	5,581,312
371,000		Gentex Corp.	7,304,990
109,412	@, L	Kemet Corp.	771,355
69,825		National Instruments Corp.	2,274,200
296,857	@	Thomas & Betts Corp.	17,217,706
137,268	@, L	Varian, Inc.	7,526,404
458,253	@	Vishay Intertechnology, Inc.	7,249,562

			56,174,012

Engineering & Construction: 2.8%
91,900	@	Dycom Industries, Inc.	2,755,162
222,700		Granite Construction, Inc.	14,292,886
321,662	@, L	Jacobs Engineering Group, Inc.	18,498,782
331,400	@	KBR, Inc.	8,692,622

			44,239,452

Entertainment: 0.3%
14,498	L	International Speedway Corp.	764,190
113,950	@, L	Macrovision Corp.	3,425,337

			4,189,527

Food: 1.1%
98,554		Hormel Foods Corp.	3,680,992
114,700		Ruddick Corp.	3,454,764
318,500	@, L	Smithfield Foods, Inc.	9,806,615

			16,942,371

Forest Products & Paper: 0.2%
148,700	L	Bowater, Inc.	3,710,065

			3,710,065

Shares			Value

Gas: 0.8%
101,648		AGL Resources, Inc.	$4,114,711
277,500		WGL Holdings, Inc.	9,057,600

			13,172,311

Healthcare — Products: 4.0%
175,100	@, L	Advanced Medical Optics, Inc.	6,107,488
146,650	@, L	Cytyc Corp.	6,322,082
396,644		Densply International, Inc.	15,175,599
239,999	@, L	Edwards Lifesciences Corp.	11,841,551
100,776	@	Gen-Probe, Inc.	6,088,886
112,967	@, L	Henry Schein, Inc.	6,035,827
27,700	@, L	Intuitive Surgical, Inc.	3,843,929
135,048	@, L	Techne Corp.	7,726,096

			63,141,458

Healthcare — Services: 2.3%
234,500	@	Health Net, Inc.	12,381,600
237,015	@	Lincare Holdings, Inc.	9,445,048
109,500	@	Triad Hospitals, Inc.	5,886,720
86,500	@, L	WellCare Health Plans, Inc.	7,829,115

			35,542,483

Holding Companies — Diversified: 0.5%
237,416	L	Leucadia National Corp.	8,368,914

			8,368,914

Home Builders: 1.7%
215,200	L	MDC Holdings, Inc.	10,407,072
9,100	@, L	NVR, Inc.	6,185,725
228,898	L	Thor Industries, Inc.	10,332,456

			26,925,253

Household Products/Wares: 1.1%
309,189		American Greetings Corp.	8,759,324
163,350		Blyth, Inc.	4,341,843
137,957	L	Tupperware Corp.	3,964,884

			17,066,051

Insurance: 8.6%
397,068	L	American Financial Group, Inc.	13,559,872
240,500	L	Arthur J Gallagher & Co.	6,705,140
145,859	L	Brown & Brown, Inc.	3,666,895
61,100	L	Commerce Group, Inc.	2,121,392
208,184	@@	Everest Re Group Ltd.	22,617,110
125,457		Hanover Insurance Group, Inc.	6,121,047
547,196		HCC Insurance Holdings, Inc.	18,281,818
72,776		Horace Mann Educators Corp.	1,545,762
77,125		Mercury General Corp.	4,250,359
77,178		Ohio Casualty Corp.	3,342,579
287,809		Old Republic International Corp.	6,118,819
106,759		PMI Group, Inc.	4,768,925
148,917		Protective Life Corp.	7,119,722
100,783	L	Radian Group, Inc.	5,442,282
91,314		Stancorp Financial Group, Inc.	4,792,159
125,897		Unitrin, Inc.	6,191,614
601,630		WR Berkley Corp.	19,577,040

			136,222,535

Internet: 1.5%
48,300	@, L	Digital River, Inc.	2,185,575
41,100	@, L	F5 Networks, Inc.	3,312,660
352,000	@	McAfee, Inc.	12,390,400
75,100	@, L	NetFlix, Inc.	1,456,189
134,600	@, L	Valueclick, Inc.	3,965,316

			23,310,140

See Accompanying Notes to Financial Statements

44

ING VP INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Iron/Steel: 0.5%
34,150		Carpenter Technology Corp.	$4,450,087
36,100	L	Reliance Steel & Aluminum Co.	2,030,986
23,128		Steel Dynamics, Inc.	969,294

			7,450,367

Machinery — Construction & Mining: 0.8%
213,200		Joy Global, Inc.	12,435,956

			12,435,956

Machinery — Diversified: 0.9%
156,800	@, L	AGCO Corp.	6,806,688
158,814	L	Nordson Corp.	7,966,110

			14,772,798

Media: 0.5%
144,911	L	Belo Corp.	2,983,717
7,255	L	Washington Post	5,630,533

			8,614,250

Metal Fabricate/Hardware: 0.6%
263,000		Commercial Metals Co.	8,881,510

			8,881,510

Miscellaneous Manufacturing: 2.6%
275,264		Crane Co.	12,510,749
206,388	L	Pentair, Inc.	7,960,385
56,900		Roper Industries, Inc.	3,248,990
205,212		Teleflex, Inc.	16,782,237

			40,502,361

Office Furnishings: 0.7%
221,371	L	Herman Miller, Inc.	6,995,324
107,107	L	HNI, Corp.	4,391,387

			11,386,711

Oil & Gas: 6.4%
438,500		Cimarex Energy Co.	17,281,285
74,600	@, L	Forest Oil Corp.	3,152,596
183,000		Frontier Oil Corp.	8,009,910
506,376		Helmerich & Payne, Inc.	17,935,838
69,100	@, L	Newfield Exploration Co.	3,147,505
434,916	S	Noble Energy, Inc.	27,134,409
164,125	L	Pogo Producing Co.	8,335,909
357,650	@, L	Pride International, Inc.	13,397,569
46,700	@	Southwestern Energy Co.	2,078,150

			100,473,171

Oil & Gas Services: 1.1%
33,100	@, L	Cameron International Corp.	2,365,657
209,800	@	Grant Prideco, Inc.	11,293,534
129,900	@, L	Hanover Compressor Co.	3,098,115

			16,757,306

Packaging & Containers: 1.0%
382,534		Sonoco Products Co.	16,376,281

			16,376,281

Pharmaceuticals: 2.6%
115,711	@, L	Cephalon, Inc.	9,302,007
209,900	@	Endo Pharmaceuticals Holdings, Inc.	7,184,877
181,100		Medicis Pharmaceutical Corp.	5,530,794
148,700	@	NBTY, Inc.	6,423,840
29,269		Omnicare, Inc.	1,055,440

Shares			Value

170,500	@, L	Sepracor, Inc.	$6,993,910
108,495	@, L	VCA Antech, Inc.	4,089,177

			40,580,045

Pipelines: 1.3%
413,250		Oneok, Inc.	20,831,933

			20,831,933

Real Estate Investment Trusts: 1.9%
445,800		Hospitality Properties Trust	18,496,242
267,221		Liberty Property Trust	11,739,019

			30,235,261

Retail: 5.5%
59,583	@, L	99 Cents Only Stores	781,133
318,700	@, L	Aeropostale, Inc.	13,283,416
519,600		American Eagle Outfitters	13,332,936
59,144	@	AnnTaylor Stores Corp.	2,094,880
21,400	L	Barnes & Noble, Inc.	823,258
20,427		CBRL Group, Inc.	867,739
14,260	@, L	Dick’s Sporting Goods, Inc.	829,504
222,532	@	Dollar Tree Stores, Inc.	9,691,269
261,200	@	GameStop Corp.	10,212,920
235,950	@, L	Payless Shoesource, Inc.	7,444,223
117,450		Petsmart, Inc.	3,811,253
181,850		Regis Corp.	6,955,763
522,308		Ross Stores, Inc.	16,087,086

			86,215,380

Savings & Loans: 0.3%
185,774		First Niagara Financial Group, Inc.	2,433,639
78,250		Washington Federal, Inc.	1,902,258

			4,335,897

Semiconductors: 2.4%
887,974	@, L	Atmel Corp.	4,937,135
351,460	@	Integrated Device Technology, Inc.	5,366,794
93,300	@, L	International Rectifier Corp.	3,476,358
229,372	@, L	Lam Research Corp.	11,789,721
77,600	L	Micrel, Inc.	987,072
112,750		Microchip Technology, Inc.	4,176,260
382,850	@, L	Semtech Corp.	6,634,791

			37,368,131

Software: 2.3%
92,550		Acxiom Corp.	2,447,948
20,719	@, L	Advent Software, Inc.	674,403
176,700		BroADRidge Financial Solutions ADR	3,378,504
81,200	@, L	Cerner Corp.	4,504,164
278,425	@, L	CSG Systems International	7,381,047
14,309		Dun & Bradstreet Corp.	1,473,541
61,112	L	Fair Isaac Corp.	2,451,813
536,042	@	Sybase, Inc.	12,806,043
92,253	@, L	Wind River Systems, Inc.	1,014,783

			36,132,246

Telecommunications: 4.3%
1,292,889	@	3Com Corp.	5,339,632
153,500	@	ADC Telecommunications, Inc.	2,813,655
377,500	@	Andrew Corp.	5,451,100
1,156,686	@	Cincinnati Bell, Inc.	6,685,645
72,594	@, L	CommScope, Inc.	4,235,860

See Accompanying Notes to Financial Statements

45

ING VP INDEX PLUS MIDCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Telecommunications: (continued)
272,673		Harris Corp.	$14,874,312
59,050	@, L	Polycom, Inc.	1,984,080
847,100	@, L	RF Micro Devices, Inc.	5,285,904
290,060		Telephone & Data Systems, Inc.	18,149,054
448,500	@, L	Utstarcom, Inc.	2,516,085

			67,335,327

Textiles: 1.1%
177,932	@, L	Mohawk Industries, Inc.	17,933,766

			17,933,766

Transportation: 3.4%
253,753	L	Con-way, Inc.	12,748,551
121,000	L	Expeditors International Washington, Inc.	4,997,300
158,300		Overseas Shipholding Group	12,885,620
263,200	L	Tidewater, Inc.	18,655,616
97,800	@, L	YRC Worldwide, Inc.	3,599,040

			52,886,127

		Total Common Stock (Cost $1,403,832,359 )	1,558,630,449

SHORT-TERM INVESTMENTS: 19.1%
Mutual Fund: 1.4%
22,000,000	**	ING Institutional Prime Money Market Fund	22,000,000

		Total Mutual Fund (Cost $22,000,000)	22,000,000

Principal Amount
Repurchase Agreement: 0.2%
$3,843,000	Goldman Sachs Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $3,844,697 to be received upon repurchase (Collateralized by $3,883,000 Federal Home Loan Mortgage Corporation, 5.000%, Market Value plus accrued interest $3,919,949, due 02/01/13)		3,843,000

	Total Repurchase Agreement (Cost $3,843,000)		3,843,000

Securities Lending Collateralcc: 17.5%
275,079,000	The Bank of New York Institutional Cash Reserves Fund		275,079,000

	Total Securities Lending Collateral (Cost $275,079,000)		275,079,000

	Total Short-Term Investments (Cost $300,922,000)		300,922,000

	Total Investments in Securities (Cost $1,704,754,359)*	118.1%	$1,859,552,449
	Other Assets and Liabilities - Net	(18.1)	(284,674,548)

	Net Assets	100.0%	$1,574,877,901

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.

** Investment in affiliate

* Cost for federal income tax purposes is $1,710,415,737.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$74,809,836
Gross Unrealized Depreciation	(25,673,124)

Net Unrealized Appreciation	$149,136,712

ING VP Index Plus MidCap Portfolio Open Futures Contracts on June 30, 2007:

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Depreciation
Long Contracts
MidCap 400	31	14,015,100	09/20/07	$(76,751)

				$(76,751)

See Accompanying Notes to Financial Statements

46

ING VP INDEX PLUS SMALLCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Shares			Value

COMMON STOCK: 97.8%
Advertising: 0.2%
50,908	@, L	inVentiv Health, Inc.	$1,863,742

			1,863,742

Aerospace/Defense: 0.7%
48,300	@, L	Armor Holdings, Inc.	4,195,821
64,750		Curtiss-Wright Corp.	3,017,998

			7,213,819

Agriculture: 0.6%
550,200	@	Alliance One International, Inc.	5,529,510

			5,529,510

Airlines: 0.9%
370,655		Skywest, Inc.	8,832,709

			8,832,709

Apparel: 3.5%
71,260	@, L	CROCS, Inc.	3,066,318
32,900	@, L	Deckers Outdoor Corp.	3,319,610
193,729	@	Gymboree Corp.	7,634,860
126,200	@, L	Iconix Brand Group, Inc.	2,804,164
212,725	L	Kellwood Co.	5,981,827
91,836		K-Swiss, Inc.	2,601,714
16,575		Oxford Industries, Inc.	734,936
40,900	@	Skechers USA, Inc.	1,194,280
60,100		Stride Rite Corp.	1,217,626
234,238		Wolverine World Wide, Inc.	6,490,735

			35,046,070

Auto Parts & Equipment: 0.2%
113,500		Standard Motor Products, Inc.	$1,705,905

			1,705,905

Shares			Value

Banks: 6.4%
27,105		Central Pacific Financial Corp.	894,736
20,710		Community Bank System, Inc.	414,614
156,800	L	Corus Bankshares, Inc.	2,706,368
197,776		East-West Bancorp., Inc.	7,689,531
334,170	@@, L	First Bancorp.	3,672,528
122,500	L	First Financial Bancorp.	1,836,275
21,035	L	First Indiana Corp.	465,294
116,387		First Midwest Bancorp., Inc.	4,132,902
48,078		First Republic Bank	2,579,865
130,042	L	Fremont General Corp.	1,399,252
128,900		Frontier Financial Corp.	2,904,117
235,268		Hanmi Financial Corp.	4,013,672
142,920		Independent Bank Corp.	2,459,653
65,664		Irwin Financial Corp.	982,990
42,071		Nara Bancorp., Inc.	670,191
166,883	L	Provident Bankshares Corp.	5,470,425
82,423	L	Susquehanna Bancshares, Inc.	1,843,803
214,639		UCBH Holdings, Inc.	3,921,455
214,481	L	United Bankshares, Inc.	6,820,496
237,365		Whitney Holding Corp.	7,144,687
70,200		Wilshire Bancorp., Inc.	855,036

			62,877,890

Biotechnology: 0.7%
65,525	@, L	Arqule, Inc.	461,951
38,400	@	Digene Corp.	2,305,920
33,400	@, L	Enzo Biochem, Inc.	499,330
30,500	@, L	Integra LifeSciences Holdings Corp.	1,507,310
121,350	@, L	Regeneron Pharmaceuticals, Inc.	2,174,592
35,786	@, L	Savient Pharmaceuticals, Inc.	444,462

			7,393,565

Building Materials: 1.3%
16,200	@	Drew Industries, Inc.	536,868
29,656		Gibraltar Industries, Inc.	656,880
214,892	L	Lennox International, Inc.	7,355,753
106,292	L	Universal Forest Products, Inc.	4,491,900

			13,041,401

Chemicals: 1.4%
14,080		Arch Chemicals, Inc.	494,771
128,696		HB Fuller Co.	3,846,723
31,200	@	OM Group, Inc.	1,651,104
23,948		Penford Corp.	653,541
649,513	@, L	PolyOne Corp.	4,669,998
19,900		Quaker Chemical Corp.	469,640
141,900	L	Tronox, Inc.	1,993,695

			13,779,472

Coal: 0.4%
147,000		Massey Energy Co.	3,917,550

			3,917,550

Commercial Services: 6.1%
332,575		ABM Industries, Inc.	8,583,761
57,220		Administaff, Inc.	1,916,298
103,550		Arbitron, Inc.	5,335,932
125,700	L	Bowne & Co., Inc.	2,452,407
40,900	@	Bright Horizons Family Solutions, Inc.	1,591,419
25,594		Chemed Corp.	1,696,626
70,874	@, L	Coinstar, Inc.	2,231,114
9,516	@, L	Consolidated Graphics, Inc.	659,268

See Accompanying Notes to Financial Statements

47

ING VP INDEX PLUS SMALLCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Commercial Services: (continued)
27,770	L	CPI Corp.	$1,930,015
62,922	@	Heidrick & Struggles International, Inc.	3,224,123
13,821	@	Kendle International, Inc.	508,198
233,870	@, L	Labor Ready, Inc.	5,404,736
45,052	@	Live Nation, Inc.	1,008,264
40,600	L	MAXIMUS, Inc.	1,761,228
41,700	@, L	Midas, Inc.	945,339
67,296	@, L	Pre-Paid Legal Services, Inc.	4,327,806
227,324	@, L	Spherion Corp.	2,134,572
19,068	@, L	Universal Technical Institute, Inc.	484,137
15,148	@, L	Vertrue, Inc.	738,919
152,425	W	Viad Corp.	6,427,762
117,550	@, L	Volt Information Sciences, Inc.	2,167,622
99,976		Watson Wyatt Worldwide, Inc.	5,046,788

			60,576,334

Computers: 2.3%
109,128		Agilysys, Inc.	2,455,380
138,324	@, L	CACI International, Inc.	6,757,127
275,634	@, L	Ciber, Inc.	2,254,686
9,340		Factset Research Systems, Inc.	638,389
58,351	@, L	Manhattan Associates, Inc.	1,628,576
59,900	@, L	Mercury Computer Systems, Inc.	730,780
94,794	@	Micros Systems, Inc.	5,156,794
59,510	@	Radisys Corp.	737,924
100,300	@, L	SYKES Enterprises, Inc.	1,904,697

			22,264,353

Cosmetics/Personal Care: 0.1%
18,400	@, L	Chattem, Inc.	1,166,192

			1,166,192

Distribution/Wholesale: 0.3%
188,345	L	Building Materials Holding Corp.	2,672,616

			2,672,616

Diversified Financial Services: 1.1%
103,375	L	Financial Federal Corp.	3,082,643
68,421	@, L	Investment Technology Group, Inc.	2,964,682
87,585	@, L	LaBranche & Co., Inc.	646,377
34,939	@, L	Piper Jaffray Cos.	1,947,150
41,895	L	SWS Group, Inc.	905,770
35,900	@, L	TradeStation Group, Inc.	418,235
11,503	@, L	World Acceptance, Corp.	491,523

			10,456,380

Electric: 0.9%
66,239	L	Allete, Inc.	3,116,545
16,210	L	Central Vermont Public Service Corp.	610,793
197,732	@	El Paso Electric Co.	4,856,298

			8,583,636

Electrical Components & Equipment: 1.0%
58,500	@, L	Advanced Energy Industries, Inc.	1,325,610
62,900		Belden Cdt, Inc.	3,481,515
53,778	@, L	Greatbatch, Inc.	1,742,407
60,806	@, L	Littelfuse, Inc.	2,053,419
83,200	@	Magnetek, Inc.	428,480
47,584	L	Vicor Corp.	629,536

			9,660,967

Electronics: 4.7%
32,700		Analogic Corp.	2,403,777
14,316		Bel Fuse, Inc.	487,173
103,400	@	Benchmark Electronics, Inc.	2,338,908
100,240	@	Checkpoint Systems, Inc.	2,531,060

Shares			Value

247,975	@, L	Coherent, Inc.	$7,565,717
121,975		CTS Corp.	1,544,204
103,773		Cubic Corp.	3,131,869
49,357	@, L	Cymer, Inc.	1,984,151
30,511	@, L	Dionex Corp.	2,165,976
108,300	@	FEI Co.	3,515,418
19,900	@	Flir Systems, Inc.	920,375
20,908	@, L	Itron, Inc.	1,629,570
31,950		Keithley Instruments, Inc.	400,973
208,243		Methode Electronics, Inc.	3,259,003
110,900	@, L	Photon Dynamics, Inc.	1,208,810
53,895	@, L	Planar Systems, Inc.	403,674
25,400	@	Plexus Corp.	583,946
19,200		Technitrol, Inc.	550,464
173,616	@	Trimble Navigation Ltd.	5,590,435
46,431	L	Woodward Governor Co.	2,491,952
88,500		X-Rite, Inc.	1,307,145

			46,014,600

Energy — Alternate Sources: 0.2%
142,413	@, L	Headwaters, Inc.	2,459,473

			2,459,473

Engineering & Construction: 1.9%
153,721	@	EMCOR Group, Inc.	11,206,261
79,400	@	Shaw Group, Inc.	3,675,426
86,458	@	URS Corp.	4,197,536

			19,079,223

Entertainment: 0.2%
62,249	@	Pinnacle Entertainment, Inc.	1,752,309

			1,752,309

Environmental Control: 0.5%
168,625	@, L	Waste Connections, Inc.	5,099,220

			5,099,220

Food: 2.3%
178,717		Corn Products International, Inc.	8,122,688
97,906		Flowers Foods, Inc.	3,266,144
87,288	@, L	Hain Celestial Group, Inc.	2,368,996
21,702		J&J Snack Foods Corp.	819,033
42,000	L	Nash Finch Co.	2,079,000
12,500	@, L	Ralcorp Holdings, Inc.	668,125
54,800		Sanderson Farms, Inc.	2,467,096
17,300	L	Spartan Stores, Inc.	569,343
81,724	@	TreeHouse Foods, Inc.	2,174,676

			22,535,101

Forest Products & Paper: 1.4%
134,447	@, L	Buckeye Technologies, Inc.	2,079,895
63,700	L	Neenah Paper, Inc.	2,628,262
205,175		Rock-Tenn Co.	6,508,151
21,223		Schweitzer-Mauduit International, Inc.	657,913
139,973	L	Wausau Paper Corp.	1,875,638

			13,749,859

Gas: 4.3%
16,491		Atmos Energy Corp.	495,719
18,384		Cascade Natural Gas Corp.	485,521
250,983	S	Energen Corp.	13,789,006
109,841	L	Northwest Natural Gas Co.	5,073,556
143,200		Southern Union Co.	4,666,888
175,360		Southwest Gas Corp.	5,928,922
450,779		UGI Corp.	12,297,241

			42,736,853

See Accompanying Notes to Financial Statements

48

ING VP INDEX PLUS SMALLCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Healthcare — Products: 4.2%
36,100	@	Arthrocare Corp.	$1,585,151
55,800	@, L	Biolase Technology, Inc.	338,706
12,226		Datascope Corp.	468,011
118,550	@	Haemonetics Corp.	6,236,916
99,982	@, L	Hologic, Inc.	5,530,004
35,925	@, L	ICU Medical, Inc.	1,542,620
48,234	@, L	Idexx Laboratories, Inc.	4,564,383
68,335	@	Immucor, Inc.	1,911,330
43,115	L	LCA-Vision, Inc.	2,037,615
96,800	L	Mentor Corp.	3,937,824
59,632	@	Osteotech, Inc.	429,350
58,300	@, L	Palomar Medical Technologies, Inc.	2,023,593
35,550	@	Possis Medical, Inc.	386,784
137,200	@, L	PSS World Medical, Inc.	2,499,784
116,117	@	Respironics, Inc.	4,945,423
70,350	@, L	SurModics, Inc.	3,517,500

			41,954,994

Healthcare — Services: 3.2%
1	@	Amedisys, Inc.	36
227,525	@	AMERIGROUP Corp.	5,415,095
85,475	@, L	Amsurg Corp.	2,063,367
158,706	@, L	Centene Corp.	3,399,483
30,900	@, L	Genesis HealthCare Corp.	2,114,178
91,844	@	Gentiva Health Services, Inc.	1,842,391
63,600	@, L	Healthways, Inc.	3,012,732
150,043	@	Pediatrix Medical Group, Inc.	8,274,871
87,400	@, L	Sierra Health Services, Inc.	3,634,092
35,879	@, L	Sunrise Senior Living, Inc.	1,434,801

			31,191,046

Home Builders: 0.4%
105,660	@, L	Champion Enterprises, Inc.	1,038,638
11,550		Coachmen Industries, Inc.	111,573
89,250	L	Winnebago Industries	2,634,660

			3,784,871

Home Furnishings: 0.4%
29,704	@, L	Audiovox Corp.	385,261
91,519		Ethan Allen Interiors, Inc.	3,134,526

			3,519,787

Household Products/Wares: 0.4%
41,700	@, L	Central Garden and Pet Co.	489,141
141,428	@, L	Playtex Products, Inc.	2,094,549
28,525		WD-40 Co.	937,617

			3,521,307

Housewares: 0.3%
6,119		National Presto Industries, Inc.	381,458
45,010		Toro Co.	2,650,639

			3,032,097

Insurance: 6.5%
251,535		Delphi Financial Group	10,519,194
21,425		Hilb Rogal & Hobbs Co.	918,276
32,090		Infinity Property & Casualty Corp.	1,627,926
67,825	L	Landamerica Financial Group, Inc.	6,544,434
208,885	@, L	Philadelphia Consolidated Holding Co.	8,731,393
92,521	L	Presidential Life Corp.	1,818,963
137,302	@, L	ProAssurance Corp.	7,643,602
129,151		RLI Corp.	7,225,998
77,670		Safety Insurance Group, Inc.	3,215,538
368,444	L	Selective Insurance Group	9,903,775

Shares			Value

34,600	L	United Fire & Casualty Co.	$1,224,148
97,285		Zenith National Insurance Corp.	4,581,151

			63,954,398

Internet: 1.9%
45,000	@	Authorize.Net Holdings, Inc.	805,050
17,850	@	Blue Coat Systems, Inc.	883,932
87,100	@, L	Blue Nile, Inc.	5,260,840
108,199	@	Infospace, Inc.	2,511,299
57,050	@, L	j2 Global Communications, Inc.	1,991,045
151,100	@	Napster, Inc.	513,740
61,365	@	PC-Tel, Inc.	536,944
174,221	@, L	Secure Computing Corp.	1,322,337
119,405	@, L	Stamps.com, Inc.	1,645,401
123,722	L	United Online, Inc.	2,040,176
73,920	@, L	Websense, Inc.	1,570,800

			19,081,564

Iron/Steel: 1.3%
61,366		Chaparral Steel Co.	4,410,374
88,120	L	Cleveland-Cliffs, Inc.	6,844,280
38,950	@	Material Sciences Corp.	459,221
21,600		Ryerson, Inc.	813,240

			12,527,115

Leisure Time: 0.9%
79,900	@	K2, Inc.	1,213,681
150,500	L	Polaris Industries, Inc.	8,151,080

			9,364,761

Lodging: 0.0%
16,700	@, L	Monarch Casino & Resort, Inc.	448,395

			448,395

Machinery — Diversified: 2.2%
151,022		Applied Industrial Technologies, Inc.	4,455,149
24,200		Cascade Corp.	1,898,248
58,651	@	Gardner Denver, Inc.	2,495,600
68,115		IDEX Corp.	2,625,152
34,400	@, L	Intevac, Inc.	731,344
98,616		Manitowoc Co., Inc.	7,926,754
21,511		Robbins & Myers, Inc.	1,142,879

			21,275,126

Media: 0.0%
69,300	@, W	Radio One, Inc.	489,258

			489,258

Metal Fabricate/Hardware: 0.9%
47,875	L	AM Castle & Co.	1,719,191
8,941		Lawson Products	346,017
67,900		Mueller Industries, Inc.	2,338,476
92,981		Quanex Corp.	4,528,175

			8,931,859

Mining: 0.2%
39,000	@	Century Aluminum Co.	2,130,570

			2,130,570

Miscellaneous Manufacturing: 3.3%
194,605		Acuity Brands, Inc.	11,730,789
38,059	L	AO Smith Corp.	1,518,174
13,902		Aptargroup, Inc.	494,355
42,025	@, L	Ceradyne, Inc.	3,108,169
132,544	@, L	EnPro Industries, Inc.	5,671,558
51,300	@	Lydall, Inc.	749,493

See Accompanying Notes to Financial Statements

49

ING VP INDEX PLUS SMALLCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Miscellaneous Manufacturing: (continued)
42,200		Myers Industries, Inc.	$933,042
40,440		Standex International Corp.	1,150,114
128,700	@, L	Sturm Ruger & Co., Inc.	1,997,424
233,220		Tredegar Corp.	4,967,586

			32,320,704

Office Furnishings: 0.1%
42,944		Interface, Inc.	809,924

			809,924

Oil & Gas: 2.5%
79,400	@, L	Atwood Oceanics, Inc.	5,448,428
154,898		Cabot Oil & Gas Corp.	5,712,638
51,600	@, L	Petroleum Development Corp.	2,449,968
105,100		St. Mary Land & Exploration Co.	3,848,762
46,973	@, L	Swift Energy Co.	2,008,565
82,405	@	Unit Corp.	5,184,099

			24,652,460

Oil & Gas Services: 3.1%
46,744	@, L	Dril-Quip, Inc.	2,101,143
151,513	@, L	Helix Energy Solutions Group, Inc.	6,046,884
74,400	@, L	Hornbeck Offshore Services, Inc.	2,883,744
63,533		Lufkin Industries, Inc.	4,101,055
14,500	@	Oceaneering International, Inc.	763,280
112,514	@, L	SEACOR Holdings, Inc.	10,504,307
71,575	@	W-H Energy Services, Inc.	4,431,208

			30,831,621

Pharmaceuticals: 1.7%
32,400	L	Alpharma, Inc.	842,724
26,175	@, L	Bradley Pharmaceuticals, Inc.	568,259
47,300	@, L	HealthExtras, Inc.	1,399,134
91,667	@, L	MGI Pharma, Inc.	2,050,591
183,957	@, L	Noven Pharmaceuticals, Inc.	4,313,792
86,560	@, L	Sciele Pharma, Inc.	2,039,354
83,900	@, L	Theragenics Corp.	349,863
73,150	@, L	USANA Health Sciences, Inc.	3,272,731
133,800	@, L	Viropharma, Inc.	1,846,440

			16,682,888

Real Estate Investment Trusts: 0.9%
10,400	L	EastGroup Properties, Inc.	455,728
36,985		Essex Property Trust, Inc.	4,301,356
107,900	L	LTC Properties, Inc.	2,454,725
24,600		PS Business Parks, Inc.	1,558,902

			8,770,711

Retail: 8.2%
35,800		Big 5 Sporting Goods Corp.	912,900
79,322		Brown Shoe Co., Inc.	1,929,111
39,538	L	Casey’s General Stores, Inc.	1,077,806
73,450		Cash America International, Inc.	2,912,293
82,616		Cato Corp.	1,812,595
131,510	@, L	CEC Entertainment, Inc.	4,629,152
40,600	@	Charlotte Russe Holding, Inc.	1,090,922
230,990	@, L	Dress Barn, Inc.	4,739,915
35,000	@, L	Genesco, Inc.	1,830,850
48,200	@	Guitar Center, Inc.	2,882,842
50,225	@, L	Hibbett Sporting Goods, Inc.	1,375,161
192,593	@, L	HOT Topic, Inc.	2,093,486
44,200	L	IHOP Corp.	2,405,806
77,864	@, L	Insight Enterprises, Inc.	1,757,390
97,146	@	Jack in the Box, Inc.	6,891,537

Shares			Value

90,800	@, L	Jo-Ann Stores, Inc.	$2,581,444
102,800	@, L	JOS A Bank Clothiers, Inc.	4,263,116
103,627		Men’s Wearhouse, Inc.	5,292,231
33,400		Movado Group, Inc.	1,126,916
20,983	@, L	Panera Bread Co.	966,477
39,390	@, L	Papa John’s International, Inc.	1,132,856
141,300		Pep Boys - Manny, Moe & Jack	2,848,608
70,010	@, L	PF Chang’s China Bistro, Inc.	2,464,352
72,200	@	Rare Hospitality International, Inc.	1,932,794
36,300	@, L	School Specialty, Inc.	1,286,472
236,389	@, L	Select Comfort Corp.	3,834,230
246,524	@, L	Sonic Corp.	5,453,111
86,100	@	Texas Roadhouse, Inc.	1,101,219
9,500	@, L	Tractor Supply Co.	494,475
318,100		Triarc Cos.	4,994,170
52,615	@, L	Tween Brands, Inc.	2,346,629
12,200		World Fuel Services Corp.	513,132

			80,973,998

Savings & Loans: 1.5%
250,510	L	Bankunited Financial Corp.	5,027,736
136,192	@, L	FirstFed Financial Corp.	7,726,172
45,600		MAF Bancorp., Inc.	2,474,256

			15,228,164

Semiconductors: 3.1%
204,217	@, L	Actel Corp.	2,840,658
104,700	@, L	AMIS Holdings, Inc.	1,310,844
343,887	@	Brooks Automation, Inc.	6,241,549
34,400		Cohu, Inc.	765,400
130,702	@, L	DSP Group, Inc.	2,675,470
100,634	@	Exar Corp.	1,348,496
375,900	@, L	Kulicke & Soffa Industries, Inc.	3,935,673
17,800	@, L	MKS Instruments, Inc.	493,060
126,251	@	Pericom Semiconductor Corp.	1,408,961
121,900	@, L	Photronics, Inc.	1,813,872
642,770	@	Skyworks Solutions, Inc.	4,724,360
35,700	@, L	Standard Microsystems Corp.	1,225,938
35,860	@	Varian Semiconductor Equipment Associates, Inc.	1,436,552

			30,220,833

Software: 1.9%
17,000	@, L	Allscripts Healthcare Solutions, Inc.	433,160
49,538	@, L	Ansys, Inc.	1,312,757
226,957	@	Captaris, Inc.	1,162,020
62,700	@	Digi International, Inc.	924,198
158,600	@, L	Informatica Corp.	2,342,522
34,149		Inter-Tel, Inc.	817,186
50,918	@	JDA Software Group, Inc.	999,520
96,378	@	Mantech International Corp.	2,971,334
178,069	@	Progress Software Corp.	5,660,814
53,171	@	SPSS, Inc.	2,346,968

			18,970,479

Telecommunications: 2.3%
640,700	@	Adaptec, Inc.	2,441,067
114,586	@	Aeroflex, Inc.	1,623,684
248,000	@	Arris Group, Inc.	4,362,320
29,791		Black Box Corp.	1,232,752
254,625	@	C-COR, Inc.	3,580,028
51,400	@, L	Comtech Telecommunications	2,385,988
32,800		CT Communications, Inc.	1,000,728
173,755	@, L	Ditech Networks, Inc.	1,423,053
39,292	@, L	General Communication, Inc.	503,331

See Accompanying Notes to Financial Statements

50

ING VP INDEX PLUS SMALLCAP PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Telecommunications: (continued)
66,819	@, L	Harmonic, Inc.	$592,685
71,875	@, L	Network Equipment Technologies, Inc.	685,688
41,500	@	Novatel Wireless, Inc.	1,079,830
137,700	@, L	Symmetricom, Inc.	1,156,680
41,643	@	Tollgrade Communications, Inc.	439,334
13,200	@	Viasat, Inc.	423,720

			22,930,888

Textiles: 0.3%
21,520		Angelica Corp.	453,642
34,126		G&K Services, Inc.	1,348,318
23,300	L	Unifirst Corp.	1,026,365

			2,828,325

Toys/Games/Hobbies: 0.2%
67,742	@, L	Jakks Pacific, Inc.	1,906,260

			1,906,260

Transportation: 2.3%
50,683	@	EGL, Inc.	2,355,746
173,546	L	Heartland Express, Inc.	2,828,800
184,322	@	HUB Group, Inc.	6,480,762
37,200	@, L	Kansas City Southern	1,396,488
129,900		Landstar System, Inc.	6,267,675
119,270	@, L	Old Dominion Freight Line	3,595,991

			22,925,462

		Total Common Stock (Cost $ 895,749,906 )	965,268,614

SHORT-TERM INVESTMENTS: 23.8%
Mutual Fund: 1.9%
19,000,000	**, S	ING Institutional Prime Money Market Fund	19,000,000

		Total Mutual Fund (Cost $19,000,000)	19,000,000

Principal Amount
Repurchase Agreement: 0.3%
$2,799,000	Goldman Sachs Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $2,800,236 to be received upon repurchase (Collateralized by $2,829,000 Federal Home Loan Mortgage Corporation, 5.000%, Market Value plus accrued interest $2,855,920, due 02/01/13)	2,799,000

	Total Repurchase Agreement (Cost $2,799,000)	2,799,000

Principal Amount			Value
Securities Lending Collateralcc: 21.6%
212,839,000	The Bank of New York Institutional Cash Reserves Fund		$212,839,000

			212,839,000

	Total Securities Lending Collateral (Cost $212,839,000)		212,839,000

	Total Short-Term Investments (Cost $234,638,000)		234,638,000

	Total Investments in Securities (Cost $1,130,387,906)*	121.6%	$1,199,906,614

	Other Assets and Liabilities -Net	(21.6)	(213,293,956)

	Net Assets	100.0%	$986,612,658

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
**	Investment in affiliate
*	Cost for federal income tax purposes is $1,137,480,425.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$96,129,362
Gross Unrealized Depreciation	(33,703,173)

Net Unrealized Appreciation	$62,426,189

ING VP Index Plus SmallCap Portfolio Open Futures Contracts on June 30, 2007:

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Depreciation
Long Contracts
Russell 2000	49	20,631,450	09/20/07	$(122,501)

				$(122,501)

See Accompanying Notes to Financial Statements

51

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Investment Type Allocation

as of June 30, 2007

(as a percent of net assets)

Common Stock	84.8%
Mutual Fund	5.4%
U.S. Government Agency Obligations	4.3%
U.S. Treasury Obligations	2.6%
Collateralized Mortgage Obligations	2.4%
Corporate Bonds/Notes	1.9%
Assets-Backed Securities	0.5%
Commercial Paper	0.4%
Preferred Stock	0.4%
Repurchase Agreement	0.3%
Exchange-Traded Funds	0.1%
Municipal Bonds	0.1%
Other Assets and Liabilities — Net*	(3.2)%

Net Assets	100.0%

*	Includes Securities Lending Collateral

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 37.9%
Advertising: 0.3%
130		Catalina Marketing Corp.	$4,095
150	@, L	inVentiv Health, Inc.	5,492
8,600		Omnicom Group	455,112

			464,699

Aerospace/Defense: 1.6%
150	@	Armor Holdings, Inc.	13,031
1,200		Boeing Co.	115,392
190		Curtiss-Wright Corp.	8,856
190		DRS Technologies, Inc.	10,881
1,000		General Dynamics Corp.	78,220
6,900		Lockheed Martin Corp.	649,497
11,945		Raytheon Co.	643,716
11,200		United Technologies Corp.	794,416

			2,314,009

Agriculture: 0.6%
1,590	@	Alliance One International, Inc.	15,980
6,300		Altria Group, Inc.	441,882
3,478	@@	British American Tobacco PLC	118,619
190		Universal Corp.	11,575
4,300	L	UST, Inc.	230,953

			819,009

Airlines: 0.1%
290	@	Airtran Holdings, Inc.	3,167
250	@, L	Alaska Air Group, Inc.	6,965
6,682	@, @@	British Airways PLC	55,887
1,026		Skywest, Inc.	24,450

			90,469

Apparel: 0.5%
7,200	@	Coach, Inc.	341,208
210	@, L	CROCS, Inc.	9,036
100	@, L	Deckers Outdoor Corp.	10,090
540	@	Gymboree Corp.	21,281

Shares			Value

720	@, L	Hanesbrands, Inc.	$19,462
360	@, L	Iconix Brand Group, Inc.	7,999
590		Kellwood Co.	16,591
270		K-Swiss, Inc.	7,649
50		Oxford Industries, Inc.	2,217
320		Phillips-Van Heusen	19,382
1,600		Polo Ralph Lauren Corp.	156,976
110	@	Skechers USA, Inc.	3,212
170		Stride Rite Corp.	3,444
120	@	Timberland Co.	3,023
650		Wolverine World Wide, Inc.	18,012

			639,582

Auto Manufacturers: 0.3%
12,900	L	Ford Motor Co.	121,518
13,000	@@	Fuji Heavy Industries Ltd.	62,176
7,000	@@	Nissan Motor Co., Ltd.	74,941
230		Oshkosh Truck Corp.	14,472
1,800		Paccar, Inc.	156,672

			429,779

Auto Parts & Equipment: 0.0%
700	L	ArvinMeritor, Inc.	15,540
270	@	Lear Corp.	9,615
280	L	Standard Motor Products, Inc.	4,208
6	@@	Sumitomo Rubber Industries, Inc.	72

			29,435

Banks: 2.9%
1,510	L	Associated Banc-Corp.	49,377
5,207	@@, L	Banco Bilbao Vizcaya Argentaria SA	127,337
20,750		Bank of America Corp.	1,014,438
160		Bank of Hawaii Corp.	8,262
3,400	@@	Bank of Ireland - Dublin Exchange	68,682
1,000	@@	Bank of Ireland - London Exchange	20,147
2,400	@	Bank of New York Co., Inc.	99,456
7,000	@@	Bank of Yokohama Ltd.	49,026
5,997	@@	Barclays PLC	83,436
60	L	Cathay General Bancorp.	2,012
80		Central Pacific Financial Corp.	2,641
1,950	L	Colonial BancGroup, Inc.	48,692
2,500		Comerica, Inc.	148,675
70		Community Bank System, Inc.	1,401
300		Compass Bancshares, Inc.	20,694
430	L	Corus Bankshares, Inc.	7,422
719	@@	Deutsche Bank AG	104,059
570		East-West Bancorp., Inc.	22,162
970	@@	First Bancorp.	10,660
340	L	First Financial Bancorp.	5,097
60	L	First Indiana Corp.	1,327
320		First Midwest Bancorp., Inc.	11,363
140		First Republic Bank	7,512
900		FirstMerit Corp.	18,837
2,794	@@	Fortis	118,420
390	L	Fremont General Corp.	4,196
370		Frontier Financial Corp.	8,336
180		Greater Bay Bancorp.	5,011
650		Hanmi Financial Corp.	11,089
9,436	@@	HSBC Holdings PLC	172,778
6,500		Huntington Bancshares, Inc.	147,810
410		Independent Bank Corp.	7,056
11,238	@@	Intesa Sanpaolo S.p.A.	83,788
180		Irwin Financial Corp.	2,695
600	@@	KBC Groep NV	80,861
486	@@	Kookmin Bank ADR	42,632

See Accompanying Notes to Financial Statements

52

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Banks: (continued)
8	@@	Mitsubishi UFJ Financial Group, Inc.	$88,166
100		Nara Bancorp., Inc.	1,593
3,000	@@	National Australia Bank Ltd.	104,258
460	L	Provident Bankshares Corp.	15,079
7,300		Regions Financial Corp.	241,630
511	@@	Societe Generale	94,677
5,000	@@	Sumitomo Trust & Banking Co., Ltd.	47,623
240	L	Susquehanna Bancshares, Inc.	5,369
620		UCBH Holdings, Inc.	11,327
500	@@	Uniao de Bancos Brasileiros SA GDR	56,435
590	L	United Bankshares, Inc.	18,762
5,350	L	Wachovia Corp.	274,188
520		Webster Financial Corp.	22,188
15,600		Wells Fargo & Co.	548,652
660		Whitney Holding Corp.	19,866
200		Wilshire Bancorp., Inc.	2,436

			4,169,636

Beverages: 0.2%
1,741	@@	Coca-Cola Hellenic Bottling Co. SA	80,116
1,336	@@	Fomento Economico Mexicano SA de CV ADR	52,532
120	@	Hansen Natural Corp.	5,158
2,600		Pepsi Bottling Group, Inc.	87,568
850		PepsiAmericas, Inc.	20,876

			246,250

Biotechnology: 0.1%
200	@	Arqule, Inc.	1,410
400	@	Biogen Idec, Inc.	21,400
110	@	Digene Corp.	6,606
90	@, L	Enzo Biochem, Inc.	1,346
90	@, L	Integra LifeSciences Holdings Corp.	4,448
200	@, L	Invitrogen Corp.	14,750
2,540	@, L	Millennium Pharmaceuticals, Inc.	26,848
250	@, L	PDL BioPharma, Inc.	5,825
350	@, L	Regeneron Pharmaceuticals, Inc.	6,272
110	@	Savient Pharmaceuticals, Inc.	1,366
260	@, L	Vertex Pharmaceuticals, Inc.	7,426

			97,697

Building Materials: 0.3%
50	@	Drew Industries, Inc.	1,657
180		Florida Rock Industries, Inc.	12,150
120		Gibraltar Industries, Inc.	2,658
2,182	@@, L	Italcementi S.p.A.	67,368
620		Lennox International, Inc.	21,223
20		Martin Marietta Materials, Inc.	3,240
7,900		Masco Corp.	224,913
310	L	Universal Forest Products, Inc.	13,101

			346,310

Chemicals: 0.5%
270	L	Albemarle Corp.	10,403
40		Arch Chemicals, Inc.	1,406
1,500		Ashland, Inc.	95,925
640		Cabot Corp.	30,515
530	L	Chemtura Corp.	5,888
7,081	@@	Croda International	89,945
130		Ferro Corp.	3,241
370		HB Fuller Co.	11,059
700		Lubrizol Corp.	45,185

Shares			Value

1,121	L	Lyondell Chemical Co.	$41,612
1,700		Monsanto Co.	114,818
1,270	L	Olin Corp.	26,670
90	@	OM Group, Inc.	4,763
70		Penford Corp.	1,910
1,910	@, L	PolyOne Corp.	13,733
400		PPG Industries, Inc.	30,444
60		Quaker Chemical Corp.	1,416
160	L	Sensient Technologies Corp.	4,062
2,400		Sigma-Aldrich Corp.	102,408
11,000	@@	Sumitomo Chemical Co., Ltd.	73,814
410	L	Tronox, Inc.	5,761
220		Valspar Corp.	6,250

			721,228

Coal: 0.0%
410		Massey Energy Co.	10,927

			10,927

Commercial Services: 0.6%
960		ABM Industries, Inc.	24,778
170		Administaff, Inc.	5,693
240	@	Alliance Data Systems Corp.	18,547
300	L	Arbitron, Inc.	15,459
350		Bowne & Co., Inc.	6,829
5,804	@, @@	Brambles Ltd.	59,836
120	@	Bright Horizons Family Solutions, Inc.	4,669
340	@, L	Career Education Corp.	11,482
70		Chemed Corp.	4,640
300	@, W	ChoicePoint, Inc.	12,735
210	@, L	Coinstar, Inc.	6,611
30	@	Consolidated Graphics, Inc.	2,078
3,600	@	Convergys Corp.	87,264
170	L	Corporate Executive Board Co.	11,035
80		CPI Corp.	5,560
550		DeVry, Inc.	18,711
180	@	Heidrick & Struggles International, Inc.	9,223
150	@	ITT Educational Services, Inc.	17,607
290		Kelly Services, Inc.	7,963
40	@	Kendle International, Inc.	1,471
830	@	Korn/Ferry International	21,796
680	@	Labor Ready, Inc.	15,715
180	@	Laureate Education, Inc.	11,099
130	@	Live Nation, Inc.	2,909
550		Manpower, Inc.	50,732
140	L	MAXIMUS, Inc.	6,073
3,600		McKesson Corp.	214,704
120	@, L	Midas, Inc.	2,720
1,760	@	MPS Group, Inc.	23,531
190	@, L	Pre-Paid Legal Services, Inc.	12,219
320	@	Quanta Services, Inc.	9,814
160		Rollins, Inc.	3,643
390	L	Sotheby’s	17,948
720	@	Spherion Corp.	6,761
50	L	Strayer Education, Inc.	6,586
60	@	Universal Technical Institute, Inc.	1,523
1,583	@@	USG People NV	74,274
40	@	Vertrue, Inc.	1,951
440	W, L	Viad Corp.	18,555
345	@, L	Volt Information Sciences, Inc.	6,362
290		Watson Wyatt Worldwide, Inc.	14,639

			855,745

See Accompanying Notes to Financial Statements

53

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Computers: 2.6%
300	@	Affiliated Computer Services, Inc.	$17,016
300		Agilysys, Inc.	6,750
2,400	@	Apple, Inc.	292,896
430	@	BISYS Group, Inc.	5,087
387	@, L	CACI International, Inc.	18,905
700	@, L	Cadence Design Systems, Inc.	15,372
490	@	Ceridian Corp.	17,150
800	@	Ciber, Inc.	6,544
1,000	@	Computer Sciences Corp.	59,150
17,300	@	Dell, Inc.	493,915
110	@, L	DST Systems, Inc.	8,713
5,200		Electronic Data Systems Corp.	144,196
22,700	@	EMC Corp.	410,870
30		Factset Research Systems, Inc.	2,051
16,950		Hewlett-Packard Co.	756,309
440		Imation Corp.	16,218
9,650		International Business Machines Corp.	1,015,663
140		Jack Henry & Associates, Inc.	3,605
2,400	@	Lexmark International, Inc.	118,344
170	@	Manhattan Associates, Inc.	4,745
130	@, L	Mercury Computer Systems, Inc.	1,586
275	@, L	Micros Systems, Inc.	14,960
3,800	@, L	Network Appliance, Inc.	110,960
120	@, L	Palm, Inc.	1,921
90	@, L	Radisys Corp.	1,116
1,700	@, L	Sandisk Corp.	83,198
710	@, L	SRA International, Inc.	17,935
290	@	SYKES Enterprises, Inc.	5,507
1,240	@	Synopsys, Inc.	32,773
1,070	@, L	Western Digital Corp.	20,705

			3,704,160

Cosmetics/Personal Care: 0.7%
670		Alberto-Culver Co.	15,892
50	@, L	Chattem, Inc.	3,169
1,000	L	Estee Lauder Cos., Inc.	45,510
14,050		Procter & Gamble Co.	859,720

			924,291

Distribution/Wholesale: 0.1%
500	L	Building Materials Holding Corp.	7,095
200		CDW Corp.	16,994
180	@	Ingram Micro, Inc.	3,908
3,000	@@	Sumitomo Corp.	54,695

			82,692

Diversified Financial Services: 2.4%
260		AG Edwards, Inc.	21,983
1,200		American Express Co.	73,416
390	@, L	AmeriCredit Corp.	10,355
18,600		Citigroup, Inc.	953,994
290	L	Financial Federal Corp.	8,648
3,000		Goldman Sachs Group, Inc.	650,250
270	L	IndyMac Bancorp., Inc.	7,876
190	@, L	Investment Technology Group, Inc.	8,233
450		Jefferies Group, Inc.	12,141
15,400		JP Morgan Chase & Co.	746,130
22	@@	Kenedix, Inc.	40,946
210	@, L	LaBranche & Co., Inc.	1,550
1,000		Lehman Brothers Holdings, Inc.	74,520
2,350		Merrill Lynch & Co., Inc.	196,413
5,000		Morgan Stanley	419,400
100	@, L	Piper Jaffray Cos.	5,573
930		Raymond James Financial, Inc.	28,737
430	@@	SFCG Co., Ltd.	72,043

Shares			Value

1,100		SLM Corp.	$63,338
120	L	SWS Group, Inc.	2,594
120	@	TradeStation Group, Inc.	1,398
30	@, L	World Acceptance, Corp.	1,282

			3,400,820

Electric: 1.3%
180		Allete, Inc.	8,469
1,320	@	Aquila, Inc.	5,399
50	L	Central Vermont Public Service Corp.	1,884
5,300		Edison International	297,436
570	@	El Paso Electric Co.	13,999
500		Energy East Corp.	13,045
5,100		Entergy Corp.	547,485
8,842	@@	International Power PLC	76,003
1,880		MDU Resources Group, Inc.	52,715
1,260		Northeast Utilities	35,734
520		NSTAR	16,874
740		OGE Energy Corp.	27,121
930		Pepco Holdings, Inc.	26,226
4,100		Public Service Enterprise Group, Inc.	359,898
410		Puget Energy, Inc.	9,914
1,000	@@	RWE AG	106,080
2,305	@@	Scottish & Southern Energy PLC	66,832
160	@	Sierra Pacific Resources	2,810
2,000	@@	Tokyo Electric Power Co., Inc.	64,334
1,400		TXU Corp.	94,220
620		Westar Energy, Inc.	15,054

			1,841,532

Electrical Components & Equipment: 0.0%
170	@, L	Advanced Energy Industries, Inc.	3,852
500	W	Ametek, Inc.	19,840
180		Belden Cdt, Inc.	9,963
50	@	Energizer Holdings, Inc.	4,980
150	@, L	Greatbatch, Inc.	4,860
180	@	Littelfuse, Inc.	6,079
270	@	Magnetek, Inc.	1,391
110		Vicor Corp.	1,455

			52,420

Electronics: 0.4%
580	L	Amphenol Corp.	20,677
90		Analogic Corp.	6,616
370	@, L	Avnet, Inc.	14,667
40		Bel Fuse, Inc.	1,361
300	@	Benchmark Electronics, Inc.	6,786
280	@	Checkpoint Systems, Inc.	7,070
720	@, L	Coherent, Inc.	21,967
350		CTS Corp.	4,431
290		Cubic Corp.	8,752
140	@, L	Cymer, Inc.	5,628
90	@	Dionex Corp.	6,389
300	@	FEI Co.	9,738
60	@	Flir Systems, Inc.	2,775
1,000		Gentex Corp.	19,690
2,300	@@	Hoya Corp.	76,298
60	@, L	Itron, Inc.	4,676
110		Keithley Instruments, Inc.	1,381
290	@	Kemet Corp.	2,045
2,578	@@	Koninklijke Philips Electronics NV	109,248
580		Methode Electronics, Inc.	9,077
190		National Instruments Corp.	6,188
300	@	Photon Dynamics, Inc.	3,270
190	@	Planar Systems, Inc.	1,423

See Accompanying Notes to Financial Statements

54

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Electronics: (continued)
70	@	Plexus Corp.	$1,609
50		Technitrol, Inc.	1,434
2,500		Tektronix, Inc.	84,350
770	@	Thomas & Betts Corp.	44,660
470	@	Trimble Navigation Ltd.	15,134
370	@, L	Varian, Inc.	20,287
1,230	@	Vishay Intertechnology, Inc.	19,459
140	L	Woodward Governor Co.	7,514
250	L	X-Rite, Inc.	3,693

			548,293

Energy — Alternate Sources: 0.0%
410	@, L	Headwaters, Inc.	7,081

			7,081

Engineering & Construction: 0.2%
700	@@	Bouygues SA	58,650
240	@	Dycom Industries, Inc.	7,195
430	@	EMCOR Group, Inc.	31,347
580		Granite Construction, Inc.	37,224
514	@@	Hochtief AG	55,973
850	@, L	Jacobs Engineering Group, Inc.	48,884
880	@	KBR, Inc.	23,082
220	@, L	Shaw Group, Inc.	10,184
250	@	URS Corp.	12,138

			284,677

Entertainment: 0.0%
40		International Speedway Corp.	2,108
310	@, L	Macrovision Corp.	9,319
170	@	Pinnacle Entertainment, Inc.	4,786

			16,213

Environmental Control: 0.0%
485	@	Waste Connections, Inc.	14,666
700		Waste Management, Inc.	27,335

			42,001

Food: 0.7%
55,000	@@	China Yurun Food Group Ltd.	61,493
494		Corn Products International, Inc.	22,452
1,000	@	Dean Foods Co.	31,870
280		Flowers Foods, Inc.	9,341
9,226		General Mills, Inc.	538,983
240	@	Hain Celestial Group, Inc.	6,514
262		Hormel Foods Corp.	9,786
60		J&J Snack Foods Corp.	2,264
140	L	Nash Finch Co.	6,930
444	@@	Nestle SA	168,708
40	@	Ralcorp Holdings, Inc.	2,138
300		Ruddick Corp.	9,036
150	L	Sanderson Farms, Inc.	6,753
860	@	Smithfield Foods, Inc.	26,479
50	L	Spartan Stores, Inc.	1,646
6,874	@@	Tate & Lyle PLC	78,008
220	@	TreeHouse Foods, Inc.	5,854
574	@@	Wimm-Bill-Dann Foods OJSC ADR	59,702

			1,047,957

Forest Products & Paper: 0.1%
390	L	Bowater, Inc.	9,731
370	@	Buckeye Technologies, Inc.	5,724
180	L	Neenah Paper, Inc.	7,427
570		Rock-Tenn Co.	18,080

Shares			Value

40		Schweitzer-Mauduit International, Inc.	$1,240
3,129	@, @@	Smurfit Kappa PLC	78,732
400		Wausau Paper Corp.	5,360

			126,294

Gas: 0.1%
270		AGL Resources, Inc.	10,930
70		Atmos Energy Corp.	2,104
60		Cascade Natural Gas Corp.	1,585
697		Energen Corp.	38,293
600		KeySpan Corp.	25,188
300		Northwest Natural Gas Co.	13,857
400		Southern Union Co.	13,036
510		Southwest Gas Corp.	17,243
1,249		UGI Corp.	34,073
730		WGL Holdings, Inc.	23,827

			180,136

Hand/Machine Tools: 0.1%
1,700		Black & Decker Corp.	150,127
400		Snap-On, Inc.	20,204

			170,331

Healthcare — Products: 0.7%
470	@, L	Advanced Medical Optics, Inc.	16,394
100	@	Arthrocare Corp.	4,391
1,600		Baxter International, Inc.	90,144
220	@, L	Biolase Technology, Inc.	1,335
900		Biomet, Inc.	41,148
420	@, L	Cytyc Corp.	18,106
40		Datascope Corp.	1,531
1,068		Densply International, Inc.	40,862
650	@, L	Edwards Lifesciences Corp.	32,071
270	@	Gen-Probe, Inc.	16,313
330	@, L	Haemonetics Corp.	17,361
300	@, L	Henry Schein, Inc.	16,029
282	@, L	Hologic, Inc.	15,597
80	@	ICU Medical, Inc.	3,435
127	@, L	Idexx Laboratories, Inc.	12,018
240	@	Immucor, Inc.	6,713
70	@, L	Intuitive Surgical, Inc.	9,714
8,100		Johnson & Johnson	499,122
100	L	LCA-Vision, Inc.	4,726
270	L	Mentor Corp.	10,984
250	@	Osteotech, Inc.	1,800
160	@, L	Palomar Medical Technologies, Inc.	5,554
130	@	Possis Medical, Inc.	1,414
400	@, L	PSS World Medical, Inc.	7,288
300	@	Respironics, Inc.	12,777
200	@, L	SurModics, Inc.	10,000
360	@	Techne Corp.	20,596

			917,423

Healthcare — Services: 0.8%
1,000		Aetna, Inc.	49,400
660	@	AMERIGROUP Corp.	15,708
190	@, L	Amsurg Corp.	4,587
450	@, L	Centene Corp.	9,639
2,150	@	Coventry Health Care, Inc.	123,948
2,100	@@	Fresenius Medical Care AG & Co. KGaA	96,522
90	@, L	Genesis HealthCare Corp.	6,158
270	@, L	Gentiva Health Services, Inc.	5,416
610	@	Health Net, Inc.	32,208

See Accompanying Notes to Financial Statements

55

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Healthcare — Services: (continued)
180	@, L	Healthways, Inc.	$8,527
2,400	@	Humana, Inc.	146,184
640	@	Lincare Holdings, Inc.	25,504
430	@	Pediatrix Medical Group, Inc.	23,715
260	@, L	Sierra Health Services, Inc.	10,811
100	@	Sunrise Senior Living, Inc.	3,999
310	@	Triad Hospitals, Inc.	16,666
8,200		UnitedHealth Group, Inc.	419,348
230	@	WellCare Health Plans, Inc.	20,817
1,600	@	WellPoint, Inc.	127,728

			1,146,885

Holding Companies — Diversified: 0.1%
640	L	Leucadia National Corp.	22,560
590	@@	LVMH Moet Hennessy Louis Vuitton SA	67,888

			90,448

Home Builders: 0.2%
310	@, L	Champion Enterprises, Inc.	3,047
20,000	@, @@	Haseko Corp.	59,144
2,400	L	KB Home	94,488
560	L	MDC Holdings, Inc.	27,082
20	@, L	NVR, Inc.	13,595
598		Thor Industries, Inc.	26,994
250	L	Winnebago Industries	7,380

			231,730

Home Furnishings: 0.1%
150	@	Audiovox Corp.	1,946
260		Ethan Allen Interiors, Inc.	8,905
200		Harman International Industries, Inc.	23,360
3,000	@@	Matsushita Electric Industrial Co., Ltd.	59,451

			93,662

Household Products/Wares: 0.2%
810		American Greetings Corp.	22,947
430		Blyth, Inc.	11,429
120	@, L	Central Garden and Pet Co.	1,408
1,800	@@	Henkel KGaA — Vorzug	94,852
1,700		Kimberly-Clark Corp.	113,713
410	@, L	Playtex Products, Inc.	6,072
370		Tupperware Corp.	10,634
80		WD-40 Co.	2,630

			263,685

Housewares: 0.0%
20		National Presto Industries, Inc.	1,247
130		Toro Co.	7,656

			8,903

Insurance: 2.6%
3,600	@@	ACE Ltd.	225,072
5,100		Allstate Corp.	313,701
1,041		American Financial Group, Inc.	35,550
6,700		American International Group, Inc.	469,201
650		Arthur J Gallagher & Co.	18,122
370		Brown & Brown, Inc.	9,302
4,400		Chubb Corp.	238,216
170		Commerce Group, Inc.	5,902
700		Delphi Financial Group	29,274
540	@@	Everest Re Group Ltd.	58,666
9,200		Genworth Financial, Inc.	316,480
340		Hanover Insurance Group, Inc.	16,589

Shares			Value

2,892		Hartford Financial Services Group, Inc.	$284,891
1,420		HCC Insurance Holdings, Inc.	47,442
60		Hilb Rogal & Hobbs Co.	2,572
200		Horace Mann Educators Corp.	4,248
90		Infinity Property & Casualty Corp.	4,566
192	L	Landamerica Financial Group, Inc.	18,526
34,145	@@	Legal & General Group PLC	102,437
210		Mercury General Corp.	11,573
5,950		Metlife, Inc.	383,656
200		Ohio Casualty Corp.	8,662
770		Old Republic International Corp.	16,370
606	@	Philadelphia Consolidated Holding Co.	25,331
310		PMI Group, Inc.	13,848
270	L	Presidential Life Corp.	5,308
400	@, L	ProAssurance Corp.	22,268
390		Protective Life Corp.	18,646
3,805		Prudential Financial, Inc.	369,960
290	L	Radian Group, Inc.	15,660
370		RLI Corp.	20,702
220		Safety Insurance Group, Inc.	9,108
1,024		Selective Insurance Group	27,525
250		Stancorp Financial Group, Inc.	13,120
5,400		Travelers Cos., Inc.	288,900
100		United Fire & Casualty Co.	3,538
340		Unitrin, Inc.	16,721
1,621		WR Berkley Corp.	52,747
280		Zenith National Insurance Corp.	13,185
350	@@	Zurich Financial Services AG	108,196

			3,645,781

Internet: 0.5%
1,700	@, L	Amazon.com, Inc.	116,297
130	@	Authorize.Net Holdings, Inc.	2,326
40	@, L	Blue Coat Systems, Inc.	1,981
250	@, L	Blue Nile, Inc.	15,100
100	@	Digital River, Inc.	4,525
110	@, L	F5 Networks, Inc.	8,866
100	@	Google, Inc.	52,338
3,200	@, L	IAC/InterActiveCorp.	110,752
330	@	Infospace, Inc.	7,659
160	@, L	j2 Global Communications, Inc.	5,584
927	@	McAfee, Inc.	32,630
440	@	Napster, Inc.	1,496
200	@, L	NetFlix, Inc.	3,878
180	@	PC-Tel, Inc.	1,575
390	@, L	Secure Computing Corp.	2,960
1,012	@, @@	SeLoger.com	56,186
280	@, L	Stamps.com, Inc.	3,858
8,900	@	Symantec Corp.	179,780
380	L	United Online, Inc.	6,266
350	@	Valueclick, Inc.	10,311
3,200	@	VeriSign, Inc.	101,536
250	@	Websense, Inc.	5,313

			731,217

Iron/Steel: 0.4%
100		Carpenter Technology Corp.	13,031
180		Chaparral Steel Co.	12,937
250	L	Cleveland-Cliffs, Inc.	19,418
110	@	Material Sciences Corp.	1,297
5,800		Nucor Corp.	340,170
100		Reliance Steel & Aluminum Co.	5,626
60		Ryerson, Inc.	2,259

See Accompanying Notes to Financial Statements

56

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Iron/Steel: (continued)
60		Steel Dynamics, Inc.	$2,515
17,000	@@	Sumitomo Metal Industries Ltd.	99,946
1,100		United States Steel Corp.	119,625

			616,824

Leisure Time: 0.1%
11,168	@@	First Choice Holidays PLC	70,934
900	L	Harley-Davidson, Inc.	53,649
230	@	K2, Inc.	3,494
393	L	Polaris Industries, Inc.	21,285

			149,362

Lodging: 0.0%
500	L	Harrah’s Entertainment, Inc.	42,630
50	@	Monarch Casino & Resort, Inc.	1,343

			43,973

Machinery — Construction & Mining: 0.2%
4,404	@@	Atlas Copco AB — Class B	68,891
1,200		Caterpillar, Inc.	93,960
2,900	@@	Hitachi Construction Machinery Co., Ltd.	100,763
570	L	Joy Global, Inc.	33,248

			296,862

Machinery — Diversified: 0.3%
410	@, L	AGCO Corp.	17,798
460		Applied Industrial Technologies, Inc.	13,570
70		Cascade Corp.	5,491
2,400		Cummins, Inc.	242,904
170	@	Gardner Denver, Inc.	7,234
1,975	@@	Heidelberger Druckmaschinen	95,272
189		IDEX Corp.	7,284
80	@, L	Intevac, Inc.	1,701
280		Manitowoc Co., Inc.	22,506
430		Nordson Corp.	21,569
60		Robbins & Myers, Inc.	3,188

			438,517

Media: 1.2%
390		Belo Corp.	8,030
1,600		Clear Channel Communications, Inc.	60,512
8,900		McGraw-Hill Cos., Inc.	605,912
190	@, W	Radio One, Inc.	1,341
2,343	@@	Vivendi	100,791
25,500		Walt Disney Co.	870,570
20		Washington Post	15,522

			1,662,678

Metal Fabricate/Hardware: 0.0%
120	L	AM Castle & Co.	4,309
690		Commercial Metals Co.	23,301
40		Lawson Products	1,548
190		Mueller Industries, Inc.	6,544
273		Quanex Corp.	13,295

			48,997

Mining: 0.2%
2,700		Alcoa, Inc.	109,431
4,492	@@	BHP Billiton Ltd.	134,224
110	@	Century Aluminum Co.	6,009

			249,664

Shares			Value

Miscellaneous Manufacturing: 1.3%
300		3M Co.	$26,037
530		Acuity Brands, Inc.	31,948
110	L	AO Smith Corp.	4,388
42	L	Aptargroup, Inc.	1,494
120	@, L	Ceradyne, Inc.	8,875
700		Cooper Industries Ltd.	39,963
740		Crane Co.	33,633
1,500	L	Eastman Kodak Co.	41,745
2,100		Eaton Corp.	195,300
380	@, L	EnPro Industries, Inc.	16,260
14,750		General Electric Co.	564,630
1,000		ITT Corp.	68,280
5,500	@@	Konica Minolta Holdings, Inc.	81,062
150	@	Lydall, Inc.	2,192
130		Myers Industries, Inc.	2,874
3,100		Parker Hannifin Corp.	303,521
560	L	Pentair, Inc.	21,599
150		Roper Industries, Inc.	8,565
1,226	@@	Siemens AG	175,565
110		Standex International Corp.	3,128
380	@, L	Sturm Ruger & Co., Inc.	5,898
553		Teleflex, Inc.	45,224
650		Tredegar Corp.	13,845
5,700	@	Tyco International Ltd.	192,603

			1,888,629

Office Furnishings: 0.0%
581		Herman Miller, Inc.	18,360
280		HNI, Corp.	11,480
170		Interface, Inc.	3,206

			33,046

Office/Business Equipment: 0.0%
1,200	@	Xerox Corp.	22,176

			22,176

Oil & Gas: 3.9%
230	@, L	Atwood Oceanics, Inc.	15,783
450		Cabot Oil & Gas Corp.	16,596
13,327		Chevron Corp.	1,122,666
1,150		Cimarex Energy Co.	45,322
4,800		ConocoPhillips	376,800
3,000	@@	ERG S.p.A.	81,445
23,300		ExxonMobil Corp.	1,954,404
200	@	Forest Oil Corp.	8,452
480		Frontier Oil Corp.	21,010
1,326		Helmerich & Payne, Inc.	46,967
12,700		Marathon Oil Corp.	761,492
180	@	Newfield Exploration Co.	8,199
1,160		Noble Energy, Inc.	72,372
3,500		Occidental Petroleum Corp.	202,580
547	@@, L	Petroleo Brasileiro SA ADR	66,335
130	@, L	Petroleum Development Corp.	6,172
430	L	Pogo Producing Co.	21,840
960	@, L	Pride International, Inc.	35,962
4,088	@@	Royal Dutch Shell PLC — Class B	170,412
130	@	Southwestern Energy Co.	5,785
300	L	St. Mary Land & Exploration Co.	10,986
140	@	Swift Energy Co.	5,986
1,700	@@	Total SA	137,833
240	@	Unit Corp.	15,098
5,000		Valero Energy Corp.	369,300

			5,579,797

See Accompanying Notes to Financial Statements

57

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Oil & Gas Services: 0.3%
90	@	Cameron International Corp.	$6,432
140	@, L	Dril-Quip, Inc.	6,293
550	@	Grant Prideco, Inc.	29,607
6,916	L	Halliburton Co.	238,602
370	@, L	Hanover Compressor Co.	8,825
420	@, L	Helix Energy Solutions Group, Inc.	16,762
210	@	Hornbeck Offshore Services, Inc.	8,140
190		Lufkin Industries, Inc.	12,265
40	@	Oceaneering International, Inc.	2,106
3,650	@, @@	Petroleum Geo-Services ASA	91,142
320	@	SEACOR Holdings, Inc.	29,875
210	@, L	W-H Energy Services, Inc.	13,001

			463,050

Packaging & Containers: 0.1%
3,400	@	Pactiv Corp.	108,426
1,030		Sonoco Products Co.	44,094

			152,520

Pharmaceuticals: 1.9%
90		Alpharma, Inc.	2,341
4,200		AmerisourceBergen Corp.	207,774
1,935	@@	AstraZeneca PLC	103,698
120	@, L	Bradley Pharmaceuticals, Inc.	2,605
2,400		Bristol-Myers Squibb Co.	75,744
300	@, L	Cephalon, Inc.	24,117
550	@	Endo Pharmaceuticals Holdings, Inc.	18,827
6,400	@	Forest Laboratories, Inc.	292,160
5,500	@@	GlaxoSmithKline PLC	143,275
140	@, L	HealthExtras, Inc.	4,141
6,500	@, L	King Pharmaceuticals, Inc.	132,990
480		Medicis Pharmaceutical Corp.	14,659
4,100		Merck & Co., Inc.	204,180
230	@, L	MGI Pharma, Inc.	5,145
5,800		Mylan Laboratories	105,502
390	@	NBTY, Inc.	16,848
530	@, L	Noven Pharmaceuticals, Inc.	12,429
746	@@	Omega Pharma SA	64,580
80		Omnicare, Inc.	2,885
25,900		Pfizer, Inc.	662,263
860	@@	Roche Holding AG	152,380
13,000		Schering-Plough Corp.	395,720
210	@, L	Sciele Pharma, Inc.	4,948
460	@, L	Sepracor, Inc.	18,869
390	@	Theragenics Corp.	1,626
190	@, L	USANA Health Sciences, Inc.	8,501
290	@, L	VCA Antech, Inc.	10,930
440	@	Viropharma, Inc.	6,072
1,500	@, L	Watson Pharmaceuticals, Inc.	48,795

			2,744,004

Pipelines: 0.0%
1,080		Oneok, Inc.	54,443

			54,443

Real Estate: 0.1%
4,000	@@	Cheung Kong Holdings Ltd.	52,414
2,000	@@	Mitsui Fudosan Co., Ltd.	56,057

			108,471

Real Estate Investment Trusts: 0.1%
690		Archstone-Smith Trust	40,786
30		EastGroup Properties, Inc.	1,315
110		Essex Property Trust, Inc.	12,793

Shares			Value

1,170	L	Hospitality Properties Trust	$48,543
720		Liberty Property Trust	31,630
290	L	LTC Properties, Inc.	6,598
70		PS Business Parks, Inc.	4,436

			146,101

Retail: 1.6%
160	@	99 Cents Only Stores	2,098
860	@, L	Aeropostale, Inc.	35,845
1,399		American Eagle Outfitters	35,898
160	@	AnnTaylor Stores Corp.	5,667
900	@	Autozone, Inc.	122,958
60	L	Barnes & Noble, Inc.	2,308
100		Big 5 Sporting Goods Corp.	2,550
3,400	@, L	Big Lots, Inc.	100,028
220		Brown Shoe Co., Inc.	5,350
110	L	Casey’s General Stores, Inc.	2,999
190		Cash America International, Inc.	7,534
240		Cato Corp.	5,266
60		CBRL Group, Inc.	2,549
380	@	CEC Entertainment, Inc.	13,376
100	@	Charlotte Russe Holding, Inc.	2,687
5,100		Costco Wholesale Corp.	298,452
40	@, L	Dick’s Sporting Goods, Inc.	2,327
1,200		Dollar General Corp.	26,304
600	@	Dollar Tree Stores, Inc.	26,130
3,000	@@	Don Quijote Co., Ltd.	60,018
670	@, L	Dress Barn, Inc.	13,748
4,000		Family Dollar Stores, Inc.	137,280
710	@	GameStop Corp.	27,761
100	@, L	Genesco, Inc.	5,231
130	@	Guitar Center, Inc.	7,775
150	@, L	Hibbett Sporting Goods, Inc.	4,107
560	@	HOT Topic, Inc.	6,087
110	L	IHOP Corp.	5,987
200	@	Insight Enterprises, Inc.	4,514
280	@	Jack in the Box, Inc.	19,863
3,900		JC Penney Co., Inc.	282,282
260	@, L	Jo-Ann Stores, Inc.	7,392
300	@, L	JOS A Bank Clothiers, Inc.	12,441
800	@	Kohl’s Corp.	56,824
2,000		Macy’s, Inc.	79,560
5,800		McDonald’s Corp.	294,408
292		Men’s Wearhouse, Inc.	14,912
110	L	Movado Group, Inc.	3,711
2,000	L	Nordstrom, Inc.	102,240
60	@, L	Panera Bread Co.	2,764
110	@	Papa John’s International, Inc.	3,164
621	@	Payless Shoesource, Inc.	19,593
390		Pep Boys - Manny, Moe & Jack	7,862
320		Petsmart, Inc.	10,384
200	@, L	PF Chang’s China Bistro, Inc.	7,040
2,100	L	RadioShack Corp.	69,594
230	@, L	Rare Hospitality International, Inc.	6,157
480		Regis Corp.	18,360
1,380		Ross Stores, Inc.	42,504
100	@, L	School Specialty, Inc.	3,544
739	@, L	Select Comfort Corp.	11,987
2,400	@@	Seven & I Holdings Co., Ltd.	68,605
708	@, L	Sonic Corp.	15,661
200	@	Texas Roadhouse, Inc.	2,558
1,800		TJX Cos., Inc.	49,500
30	@, L	Tractor Supply Co.	1,562
880		Triarc Cos.	13,816

See Accompanying Notes to Financial Statements

58

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Retail: (continued)
132	@, L	Tween Brands, Inc.	$5,887
30		World Fuel Services Corp.	1,262

			2,208,271

Savings & Loans: 0.3%
690	L	Bankunited Financial Corp.	13,848
500		First Niagara Financial Group, Inc.	6,550
380	@, L	FirstFed Financial Corp.	21,557
130		MAF Bancorp., Inc.	7,054
210		Washington Federal, Inc.	5,105
7,400	L	Washington Mutual, Inc.	315,536

			369,650

Semiconductors: 0.5%
590	@	Actel Corp.	8,207
300	@	AMIS Holdings, Inc.	3,756
2,330	@, L	Atmel Corp.	12,955
990	@	Brooks Automation, Inc.	17,969
100		Cohu, Inc.	2,225
380	@	DSP Group, Inc.	7,779
1,100	@, @@, L	Elpida Memory, Inc.	48,304
360	@	Exar Corp.	4,824
950	@	Integrated Device Technology, Inc.	14,507
250	@, L	International Rectifier Corp.	9,315
2,300	L	KLA-Tencor Corp.	126,385
1,010	@, L	Kulicke & Soffa Industries, Inc.	10,575
616	@	Lam Research Corp.	31,662
210		Micrel, Inc.	2,671
293	L	Microchip Technology, Inc.	10,853
50	@, L	MKS Instruments, Inc.	1,385
1,500		National Semiconductor Corp.	42,405
3,300	@	Novellus Systems, Inc.	93,621
350	@, L	Pericom Semiconductor Corp.	3,906
340	@	Photronics, Inc.	5,059
1,030	@, L	Semtech Corp.	17,850
3,100	@@	Shinko Electric Industries	66,715
1,780	@, L	Skyworks Solutions, Inc.	13,083
70	@, L	Standard Microsystems Corp.	2,404
4,838	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	53,847
4,900	@, L	Teradyne, Inc.	86,142
95	@	Varian Semiconductor Equipment Associates, Inc.	3,806

			702,210

Software: 0.9%
240		Acxiom Corp.	6,348
60	@, L	Advent Software, Inc.	1,953
60	@, L	Allscripts Healthcare Solutions, Inc.	1,529
160	@, L	Ansys, Inc.	4,240
3,500	@	Autodesk, Inc.	164,780
5,500	@	BMC Software, Inc.	166,650
480		BroADRidge Financial Solutions ADR	9,178
11,100	L	CA, Inc.	286,713
550	@	Captaris, Inc.	2,816
200	@, L	Cerner Corp.	11,094
1,000	@, L	Citrix Systems, Inc.	33,670
670	@, L	CSG Systems International	17,762
180	@	Digi International, Inc.	2,653
34		Dun & Bradstreet Corp.	3,501
170		Fair Isaac Corp.	6,820

Shares			Value

2,200		First Data Corp.	$71,874
460	@, L	Informatica Corp.	6,794
100		Inter-Tel, Inc.	2,393
3,900	@	Intuit, Inc.	117,312
150	@	JDA Software Group, Inc.	2,945
280	@	Mantech International Corp.	8,632
6,450		Microsoft Corp.	190,082
4,100	@	Novell, Inc.	31,939
520	@, L	Progress Software Corp.	16,531
150	@	SPSS, Inc.	6,621
1,506	@	Sybase, Inc.	35,978
4,065	@, @@	Tele Atlas NV	86,967
340	@, L	Wind River Systems, Inc.	3,740

			1,301,515

Telecommunications: 2.1%
3,210	@	3Com Corp.	13,257
1,770	@, L	Adaptec, Inc.	6,744
340	@	Aeroflex, Inc.	4,818
6,557	@@	Alcatel SA	91,717
1,100		Alltel Corp.	74,305
1,000	@	Andrew Corp.	14,440
720	@, L	Arris Group, Inc.	12,665
15,672		AT&T, Inc.	650,388
1,500	@	Avaya, Inc.	25,260
90		Black Box Corp.	3,724
750	@	C-COR, Inc.	10,545
2,800		CenturyTel, Inc.	137,340
3,110	@	Cincinnati Bell, Inc.	17,976
28,450	@	Cisco Systems, Inc.	792,333
200	@, L	CommScope, Inc.	11,670
150	@, L	Comtech Telecommunications	6,963
100		CT Communications, Inc.	3,051
570	@, L	Ditech Networks, Inc.	4,668
110	@	General Communication, Inc.	1,409
190	@	Harmonic, Inc.	1,685
738		Harris Corp.	40,258
7,500		Motorola, Inc.	132,750
210	@	Network Equipment Technologies, Inc.	2,003
120	@	Novatel Wireless, Inc.	3,122
759	@@	Orascom Telecom GDR	48,447
150	@, L	Polycom, Inc.	5,040
1,500		Qualcomm, Inc.	65,085
3,700	@, L	Qwest Communications International, Inc.	35,890
2,220	@	RF Micro Devices, Inc.	13,853
3,800	L	Sprint Nextel Corp.	78,698
510	@, L	Symmetricom, Inc.	4,284
40,267	@@	Telecom Italia S.p.A. RNC	89,242
4,577	@@	Telefonica SA	101,857
755		Telephone & Data Systems, Inc.	47,240
160	@	Tollgrade Communications, Inc.	1,688
950	@, L	Utstarcom, Inc.	5,330
6,300		Verizon Communications, Inc.	259,371
50	@	Viasat, Inc.	1,605
26,150	@@	Vodafone Group PLC	87,624

			2,908,345

Textiles: 0.0%
70		Angelica Corp.	1,476
70		G&K Services, Inc.	2,766
480	@, L	Mohawk Industries, Inc.	48,379
50		Unifirst Corp.	2,203

			54,824

See Accompanying Notes to Financial Statements

59

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Toys/Games/Hobbies: 0.2%
170	@, L	Jakks Pacific, Inc.	$4,784
10,600		Mattel, Inc.	268,074

			272,858

Transportation: 0.2%
660		Con-way, Inc.	33,158
10	@@	East Japan Railway Co.	77,052
150	@	EGL, Inc.	6,972
330		Expeditors International Washington, Inc.	13,629
500	L	Heartland Express, Inc.	8,150
530	@	HUB Group, Inc.	18,635
110	@, L	Kansas City Southern	4,129
380		Landstar System, Inc.	18,335
340	@	Old Dominion Freight Line	10,251
427		Overseas Shipholding Group	34,758
690	L	Tidewater, Inc.	48,907
260	@, L	YRC Worldwide, Inc.	9,568

			283,544

Water: 0.1%
1,278	@@	Veolia Environnement	100,375

			100,375

		Total Common Stock (Cost $43,557,071)	53,694,113

EXCHANGE-TRADED FUNDS: 0.1%
		Exchange-Traded Funds: 0.1%
930	L	iShares S&P SmallCap 600 Index Fund	66,123
540	L	Midcap SPDR Trust Series 1	87,993

			154,116

		Total Exchange-Traded Funds (Cost $143,167)	154,116

PREFERRED STOCK: 0.7%
Diversified Financial Services: 0.2%
8,900	P, L	Merrill Lynch & Co., Inc.	226,060

			226,060

Insurance: 0.4%
10,125	@@, P	Aegon NV	246,645
3,000	@@, P	Aegon NV - Series 1	76,140
11,400	P	Metlife, Inc.	291,726

			614,511

Media: 0.1%
2,183	@@	ProSieben SAT.1 Media AG	85,722

			85,722

		Total Preferred Stock (Cost $900,719)	926,293

Principal Amount
CORPORATE BONDS/NOTES: 7.8%
Banks: 3.5%
$230,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.494%, due 12/31/49	200,275
281,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	282,008
110,000	@@, C	Bank of Ireland, 5.625%, due 12/29/49	95,801

Principal Amount			Value

$90,000	@@, C	Bank of Nova Scotia, 5.500%, due 08/21/85	$74,497
50,000	@@	Bank of Scotland, 5.563%, due 11/30/49	43,183
61,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	63,421
60,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	52,499
150,000	@@, C	BNP Paribas, 5.402%, due 09/29/49	128,680
223,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	210,814
100,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	99,164
100,000	@@, C	Den Norske Bank ASA, 5.500%, due 08/29/49	85,500
20,000	@@, C	Den Norske Bank ASA, 5.625%, due 11/29/49	17,315
143,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	165,169
307,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	297,668
350,000	@@, C	HSBC Bank PLC, 5.538%, due 06/29/49	300,125
180,000	@@, C	HSBC Bank PLC, 5.625%, due 06/29/49	155,880
220,000	@@, C, L	Lloyds TSB Bank PLC, 5.478%, due 08/29/49	189,974
20,000	@@, C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	17,406
160,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	167,125
130,000	@@, C	National Australia Bank Ltd., 5.525%, due 12/31/49	112,873
20,000	@@, C	National Westminster Bank PLC, 5.500%, due 11/29/49	17,238
139,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	133,480
64,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	60,032
49,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	47,163
162,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	155,152
370,000	@@, C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	317,584
110,000	@@, C	Societe Generale, 5.469%, due 11/29/49	95,102
270,000	@@, C	Standard Chartered PLC, 5.563%, due 07/29/49	224,843
40,000	@@, C	Standard Chartered PLC, 5.588%, due 01/29/49	33,275
410,000	@@, C, L	Standard Chartered PLC, 5.625%, due 11/29/49	345,425
173,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	177,643
157,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	156,444

See Accompanying Notes to Financial Statements

60

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value
Banks: (continued)
$100,000	@@, C	Westpac Banking Corp., 5.494%, due 09/30/49	$85,611
181,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	168,259
219,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	220,236

			4,996,864

Chemicals: 0.1%
50,000	Z	Stauffer Chemical, 5.830%, due 04/15/10	42,689
80,000	Z	Stauffer Chemical, 6.220%, due 04/15/18	41,693
90,000	Z	Stauffer Chemical, 8.100%, due 04/15/17	49,875

			134,257

Diversified Financial Services: 1.9%
396,000	@@, #, C, L	Aiful Corp., 4.450%, due 02/16/10	382,644
232,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	240,295
136,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	133,781
85,000	@@, C	Financiere CSFB NV, 5.500%, due 03/29/49	73,100
167,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	164,421
163,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	203,217
269,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	261,051
111,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	109,251
100,000	@@, C	Paribas, 5.500%, due 12/31/49	87,323
56,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	55,317
92,059	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	89,469
244,016	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	252,404
299,000	@@, #, C	Preferred Term Securities Ltd., 5.860%, due 03/23/35	300,271
982,586	#, Z	Toll Road Investors Partnership II LP, 17.680%, due 02/15/45	126,808
100,000	#, C	Twin Reefs Pass-Through Trust, 6.320%, due 12/10/49	100,322
179,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	186,195

			2,765,869

Electric: 0.8%
378,000	C	Commonwealth Edison, 6.150%, due 03/15/12	380,173
163,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	149,114
184,000	C	Commonwealth Edison Co., 5.950%, due 08/15/16	180,444

Principal Amount			Value
$41,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	$47,209
158,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	159,417
174,000	C	NorthWestern Corp., 5.875%, due 11/01/14	169,102

			1,085,459

Insurance: 0.2%
260,000	@@, C	Aegon NV, 5.362%, due 12/31/49	228,248

			228,248

Multi-National: 0.1%
92,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	87,516

			87,516

Oil & Gas: 0.4%
131,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	122,892
27,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	28,159
63,000	C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	64,024
221,000	#	Pemex Project Funding Master Trust, 6.660%, due 06/15/10	227,299
130,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	121,755

			564,129

Real Estate Investment Trusts: 0.1%
48,000	C	Liberty Property LP, 6.375%, due 08/15/12	49,408
152,000	C	Liberty Property LP, 7.750%, due 04/15/09	157,814

			207,222

Telecommunications: 0.7%
289,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	286,604
220,000	C	Qwest Corp., 7.875%, due 09/01/11	230,450
126,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	120,261
114,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	108,337
201,000	@@, C	TELUS Corp., 8.000%, due 06/01/11	215,119

			960,771

		Total Corporate Bonds/Notes (Cost $11,170,287)	11,030,335

See Accompanying Notes to Financial Statements

61

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.4%
Federal Home Loan Mortgage Corporation: 5.5%
$436,543	C, S	4.500%, due 12/15/16	$427,904
380,502	C, S	5.000%, due 08/15/16	370,660
477,000	C	5.000%, due 05/15/20	453,896
152,000	C	5.000%, due 09/15/31	144,080
58,000	C	5.000%, due 02/15/32	54,482
150,000	C, S	5.000%, due 04/15/32	143,180
629,000		5.000%, due 08/15/33	589,196
370,000	C	5.250%, due 03/15/12	366,883
569,000	Z	5.460%, due 03/15/31	158,765
98,000	C	5.500%, due 12/15/20	95,239
1,081,000	C, S	5.500%, due 09/15/32	1,048,041
59,000	C, S	5.500%, due 10/15/32	57,313
52,000	C, S	5.500%, due 11/15/32	50,137
166,000	C, S	5.500%, due 07/15/33	161,480
378,774	C, S	6.000%, due 01/15/29	379,771
1,383,000		6.000%, due 07/15/34	1,370,250
381,000	W	6.000%, due 08/15/34	377,131
1,398,000		6.500%, due 07/15/34	1,412,636
139,622	S	7.000%, due 11/01/31	144,157

			7,805,201

Federal National Mortgage Corporation: 13.7%
946,000	Z	Discount Note, due 04/01/49	874,902
246,247	S	4.817%, due 08/01/35	240,527
170,000	L	4.875%, due 05/18/12	167,147
2,939,000	W	5.000%, due 08/15/19	2,840,267
3,619,000	W	5.000%, due 08/15/34	3,389,986
484,829	S	5.000%, due 12/01/36	455,595
509,000	W	5.000%, due 07/01/37	476,949
374,000		5.250%, due 08/01/12	371,198
222,000	C	5.400%, due 03/26/12	221,150
12,996		5.500%, due 01/01/18	12,853
234,219	S	5.500%, due 02/01/18	230,783
933,000	S	5.500%, due 05/25/30	894,196
260,568	S	5.500%, due 11/01/33	252,558
159,000	W	5.500%, due 08/13/34	153,261
255,642	S	5.500%, due 01/25/36	245,100
370,793	S	5.500%, due 12/25/36	357,897
272,000	C	5.550%, due 03/29/10	271,908
254,042	S	6.000%, due 08/01/16	255,597
4,074,000		6.000%, due 07/15/20	4,092,459
261,058	S	6.000%, due 04/25/31	262,513
762,000	W	6.000%, due 07/01/37	753,785
323,045	S	6.500%, due 07/01/29	326,161
1,392,000		6.500%, due 09/15/33	1,402,657
561,000	W	6.500%, due 08/15/34	565,821
142,000	L	6.625%, due 11/15/30	160,528
54,847	S	7.000%, due 02/01/31	56,900
25,070	S	7.500%, due 09/01/31	26,174
			19,358,872
Government National Mortgage Association: 0.2%
28,319	S	6.500%, due 01/15/29	28,937
28,139	S	6.500%, due 10/15/31	28,732
64,240	S	6.500%, due 01/15/32	65,538
22,953		7.000%, due 01/15/28	23,935
22,512		7.000%, due 02/15/28	23,475
34,870	S	7.000%, due 02/15/28	36,362
150,108	S	7.500%, due 12/15/23	157,030
			364,009
		Total U.S. Government Agency Obligations (Cost $27,674,655)	27,528,082

Principal Amount			Value

U.S. TREASURY OBLIGATIONS: 15.8%
U.S. Treasury Bonds: 5.8%
$7,835,000	L	4.500%, due 05/15/17	$7,514,259
540,000	L	4.500%, due 02/15/36	489,122
192,000	L	4.750%, due 05/15/14	189,660

			8,193,041

U.S. Treasury Notes: 7.1%
4,638,000	L	4.500%, due 05/15/10	4,590,896
2,308,000	L	4.750%, due 05/31/12	2,290,692
3,222,000	L	4.875%, due 05/31/09	3,222,003

			10,103,591

Treasury Inflation Indexed Protected Securities: 2.9%
703,926	L	2.375%, due 04/15/11	696,447
960,331	L	2.375%, due 01/15/17	937,899
1,478,082	L	2.375%, due 01/15/25	1,421,732
1,052,334	L	3.875%, due 01/15/09	1,069,435

			4,125,513

		Total U.S. Treasury Obligations (Cost $22,404,930)	22,422,145

ASSET-BACKED SECURITIES: 1.0%
Automobile Asset-Backed Securities: 0.0%
22,897	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	22,826

			22,826

Credit Card Asset-Backed Securities: 0.1%
115,000	C, S	Bank One Issuance Trust, 4.540%, due 09/15/10	114,430

			114,430

Home Equity Asset-Backed Securities: 0.4%
526,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	525,975
13,269	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	13,197
81,777	C	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	79,468

			618,640

Other Asset-Backed Securities: 0.5%
15,293	C	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	15,309
205,000	C, S	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	204,510
28,000	C, S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	27,811
149,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	148,453
124,000	C, S	Equity One, Inc., 5.050%, due 09/25/33	122,318
98,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	97,681
22,602	C, S	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	22,495

See Accompanying Notes to Financial Statements

62

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value

Other Asset-Backed Securities: (continued)
$72,000	C, S	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	$71,803

			710,380

		Total Asset-Backed Securities (Cost $1,470,626)	1,466,276

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.1%
323,106	C, S	Banc of America Alternative Loan Trust, 6.290%, due 11/25/21	323,722
79,700	C, S	Banc of America Alternative Loan Trust, 6.505%, due 04/25/37	80,097
10,000	C	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	9,568
165,106	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	162,686
38,000	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	37,518
20,000	C	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	20,432
330,201	C	Banc of America Funding Corp., 5.655%, due 06/20/37	325,182
301,036	C, S	Banc of America Funding Corp., 5.851%, due 05/20/36	298,077
106,000	C, S	Banc of America Mortgage Securities, Inc., 4.144%, due 07/25/34	103,513
109,582	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	108,669
97,109	C	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	92,996
508,475	C, S	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	510,461
246,290	C, S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/46	248,275
26,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	25,138
167,135	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	166,948
37,000	C, S	Capco America Securitization Corp., 6.460%, due 10/15/30	37,446
237,157	C, S	Chaseflex Trust, 6.500%, due 02/25/37	238,372
142,366	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	141,408
353,253	C, S	Countrywide Alternative Loan Trust, 5.419%, due 10/25/35	343,148

Principal Amount			Value

$455,148	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	$449,560
975,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	959,997
82,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.781%, due 04/15/62	86,945
445,173	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	448,098
1,064,754	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	1,094,753
109,075	C, S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	107,218
40,000	C, S	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	38,931
10,358	C	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	10,374
195,763	C, S	GMAC Mortgage Corp. Loan Trust, 4.597%, due 10/19/33	190,016
131,440	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	130,077
110,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	108,847
68,805	#, C, S	GSMPS 2005-RP1 1AF, 5.670%, due 01/25/35	69,134
17,363	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.024%, due 04/15/45	17,508
142,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	143,670
1,600,071	C, S	JP Morgan Mortgage Trust, 5.406%, due 11/25/35	1,573,896
143,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	139,198
23,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	22,701
125,311	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	123,497
21,000	C	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	19,603
10,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	9,861
87,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	86,040
153,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	157,118

See Accompanying Notes to Financial Statements

63

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$113,233	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	$118,289
285,612	C, S	MASTR Adjustable Rate Mortgages Trust, 5.623%, due 01/25/47	284,720
848,300	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	812,645
2,240,574	C, S	MASTR Reperforming Loan Trust, 5.680%, due 07/25/35	2,252,340
300,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	292,509
108,798	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	103,694
196,628	C, S	RAAC Series, 5.250%, due 09/25/34	192,269
121,133	C, S	Thornburg Mortgage Securities Trust, 5.690%, due 09/25/34	121,308
10,000	C	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	9,924
433,091	C	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.772%, due 02/25/47	432,922
478,038	C	Washington Mutual Mortgage Pass-Through Certificates, 5.709%, due 06/25/37	474,055
1,451,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.839%, due 07/25/47	1,451,000
254,590	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.000%, due 12/25/18	248,821
977,458	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.474%, due 01/25/47	970,010
35,238	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.729%, due 02/25/47	35,178
477,091	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	475,457
170,000	C	Washington Mutual Mortgage Pass-Through Certificates, 5.826%, due 10/25/36	170,011
841,345	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.839%, due 12/25/46	840,129
861,799	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.869%, due 11/25/46	860,991
1,085,866	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.989%, due 11/25/46	1,086,333
140,436	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.019%, due 07/25/46	140,689
949,684	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.529%, due 11/25/46	950,686

Principal Amount			Value

$131,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	$128,061
106,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.795%, due 07/25/34	103,403
536,541	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35	523,695
481,974	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.668%, due 12/25/36	476,254

			22,816,091

		Total Collateralized Mortgage Obligations (Cost $23,059,230)	22,816,091

MUNICIPAL BONDS: 0.3%
California: 0.1%
186,000	C	City of San Diego, 7.125%, due 06/01/32	188,918

			188,918

Michigan: 0.2%
295,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	301,154

			301,154

		Total Municipal Bonds (Cost $483,514)	490,072

		Total Long-Term Investments (Cost $130,864,199)	140,527,523

Shares
SHORT-TERM INVESTMENTS: 33.8%
Mutual Fund: 12.7%
18,000,000	**	ING Institutional Prime Money Market Fund	18,000,000

		Total Mutual Fund (Cost $18,000,000)	18,000,000

Principal Amount
Repurchase Agreement: 0.3%
$392,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $392,173 to be received upon repurchase (Collateralized by $840,000 Resolution Funding Corporation, Discount Note, Market Value $400,352, due 01/15/21)	392,000

		392,000

	Total Repurchase Agreement (Cost $392,000)	392,000

See Accompanying Notes to Financial Statements

64

ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount	Value

Securities Lending Collateralcc: 20.8%
$29,480,000	The Bank of New York Institutional Cash Reserves Fund		$29,480,000

			29,480,000

	Total Securities Lending Collateral (Cost $29,480,000)		29,480,000

	Total Short-Term Investments (Cost $47,872,000)		47,872,000

	Total Investments in Securities (Cost $178,736,199)*	132.9%	$188,399,523

	Other Assets and Liabilities – Net	(32.9)	(46,679,422)

	Net Assets	100.0%	$141,720,101

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
**	Investment in affiliate
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $179,211,891.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$10,489,986
Gross Unrealized Depreciation	(1,302,354)

Net Unrealized Appreciation	$9,187,632

ING VP Strategic Allocation Conservative Portfolio Open Futures Contracts on June 30, 2007:

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	11	833,470	09/21/07	$(9,090)
U.S. Treasury 2-Year Note	21	4,279,406	09/28/07	(6,943)
U.S. Treasury 10-Year Note	10	1,057,031	09/19/07	(9,791)
U.S. Treasury Long Bond	22	2,370,500	09/19/07	8,704

				$(17,120)

See Accompanying Notes to Financial Statements

65

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Investment Type Allocation

as of June 30, 2007

(as a percent of net assets)

Common Stock	84.8%
Mutual Fund	5.4%
U.S. Government Agency Obligations	4.3%
U.S. Treasury Obligations	2.6%
Collateralized Mortgage Obligations	2.4%
Corporate Bonds/Notes	1.9%
Assets-Backed Securities	0.5%
Commercial Paper	0.4%
Preferred Stock	0.4%
Repurchase Agreement	0.3%
Exchange-Traded Funds	0.1%
Municipal Bonds	0.1%
Other Assets and Liabilities — Net*	(3.2)%

Net Assets	100.0%

*	Includes Securities Lending Collateral

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 84.8%
Advertising: 0.7%
700		Catalina Marketing Corp.	$22,050
800	@, L	inVentiv Health, Inc.	29,288
35,400		Omnicom Group	1,873,368

			1,924,706

Aerospace/Defense: 3.1%
750	@	Armor Holdings, Inc.	65,153
4,500		Boeing Co.	432,720
1,000		Curtiss-Wright Corp.	46,610
1,000		DRS Technologies, Inc.	57,270
4,100		General Dynamics Corp.	320,702
27,600		Lockheed Martin Corp.	2,597,988
46,643		Raytheon Co.	2,513,591
44,100		United Technologies Corp.	3,128,013

			9,162,047

Agriculture: 1.3%
8,800	@	Alliance One International, Inc.	88,440
25,250		Altria Group, Inc.	1,771,035
27,943	@@	British American Tobacco PLC	953,009
1,100		Universal Corp.	67,012
17,300	L	UST, Inc.	929,183

			3,808,679

Airlines: 0.2%
1,600	@	Airtran Holdings, Inc.	17,472
1,400	@, L	Alaska Air Group, Inc.	39,004
53,436	@, @@	British Airways PLC	446,932
5,405		Skywest, Inc.	128,801

			632,209

Apparel: 0.9%
28,900	@	Coach, Inc.	1,369,571
1,100	@, L	CROCS, Inc.	47,333
500	@, L	Deckers Outdoor Corp.	50,450

Shares			Value

2,850	@	Gymboree Corp.	$112,319
4,100	@, L	Hanesbrands, Inc.	110,823
1,900	@, L	Iconix Brand Group, Inc.	42,218
3,100		Kellwood Co.	87,172
1,400		K-Swiss, Inc.	39,662
300		Oxford Industries, Inc.	13,302
1,800		Phillips-Van Heusen	109,026
6,300		Polo Ralph Lauren Corp.	618,093
600	@	Skechers USA, Inc.	17,520
900		Stride Rite Corp.	18,234
700	@	Timberland Co.	17,633
3,400		Wolverine World Wide, Inc.	94,214

			2,747,570

Auto Manufacturers: 0.8%
51,200	L	Ford Motor Co.	482,304
103,000	@@	Fuji Heavy Industries Ltd.	492,621
55,800	@@	Nissan Motor Co., Ltd.	597,389
1,300		Oshkosh Truck Corp.	81,796
7,200		Paccar, Inc.	626,688

			2,280,798

Auto Parts & Equipment: 0.1%
4,000	L	ArvinMeritor, Inc.	88,800
1,500	@	Lear Corp.	53,415
1,500	L	Standard Motor Products, Inc.	22,545

			164,760

Banks: 7.6%
8,600	L	Associated Banc-Corp.	281,220
41,835	@@	Banco Bilbao Vizcaya Argentaria SA	1,023,071
82,500		Bank of America Corp.	4,033,419
900		Bank of Hawaii Corp.	46,476
2,500	@@	Bank of Ireland - Dublin Exchange	50,501
32,900	@@	Bank of Ireland - London Exchange	662,831
9,100	@	Bank of New York Co., Inc.	377,104
62,000	@@	Bank of Yokohama Ltd.	434,234
48,180	@@	Barclays PLC	670,324
300	L	Cathay General Bancorp.	10,062
400		Central Pacific Financial Corp.	13,204
11,100		Colonial BancGroup, Inc.	277,167
9,700		Comerica, Inc.	576,859
400		Community Bank System, Inc.	8,008
1,600		Compass Bancshares, Inc.	110,368
2,300	L	Corus Bankshares, Inc.	39,698
6,122	@@	Deutsche Bank AG	886,023
3,031	L	East-West Bancorp., Inc.	117,845
5,100	@@, L	First Bancorp.	56,049
1,800	L	First Financial Bancorp.	26,982
300		First Indiana Corp.	6,636
1,700		First Midwest Bancorp., Inc.	60,367
700		First Republic Bank	37,562
5,100		FirstMerit Corp.	106,743
22,812	@@	Fortis	966,860
1,800	L	Fremont General Corp.	19,368
2,000		Frontier Financial Corp.	45,060
1,000		Greater Bay Bancorp.	27,840
3,400		Hanmi Financial Corp.	58,004
76,074	@@	HSBC Holdings PLC	1,392,952
25,300		Huntington Bancshares, Inc.	575,322
2,200		Independent Bank Corp.	37,862
90,318	@@	Intesa Sanpaolo S.p.A.	673,387
1,000		Irwin Financial Corp.	14,970
5,000	@@	KBC Groep NV	673,842
3,980	@@	Kookmin Bank ADR	349,126

See Accompanying Notes to Financial Statements

66

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Banks: (continued)
64	@@	Mitsubishi UFJ Financial Group, Inc.	$705,324
500		Nara Bancorp., Inc.	7,965
23,800	@@	National Australia Bank Ltd.	827,112
2,400	L	Provident Bankshares Corp.	78,672
28,600		Regions Financial Corp.	946,660
4,411	@@	Societe Generale	817,263
39,000	@@	Sumitomo Trust & Banking Co., Ltd.	371,456
1,300		Susquehanna Bancshares, Inc.	29,081
3,300		UCBH Holdings, Inc.	60,291
4,300	@@	Uniao de Bancos Brasileiros SA GDR	485,341
3,100	L	United Bankshares, Inc.	98,580
21,900	L	Wachovia Corp.	1,122,375
3,000		Webster Financial Corp.	128,010
61,700		Wells Fargo & Co.	2,169,989
3,500		Whitney Holding Corp.	105,350
1,100		Wilshire Bancorp., Inc.	13,398

			22,714,213

Beverages: 0.5%
13,961	@@	Coca-Cola Hellenic Bottling Co. SA	642,450
11,232	@@	Fomento Economico Mexicano SA de CV ADR	441,642
700	@	Hansen Natural Corp.	30,086
10,600		Pepsi Bottling Group, Inc.	357,008
4,800		PepsiAmericas, Inc.	117,888

			1,589,074

Biotechnology: 0.2%
1,000	@	Arqule, Inc.	7,050
1,800	@	Biogen Idec, Inc.	96,300
580	@	Digene Corp.	34,829
500	@, L	Enzo Biochem, Inc.	7,475
500	@, L	Integra LifeSciences Holdings Corp.	24,710
1,100	@, L	Invitrogen Corp.	81,125
14,400	@, L	Millennium Pharmaceuticals, Inc.	152,208
1,400	@, L	PDL BioPharma, Inc.	32,620
2,200	@, L	Regeneron Pharmaceuticals, Inc.	39,424
600	@	Savient Pharmaceuticals, Inc.	7,452
1,500	@, L	Vertex Pharmaceuticals, Inc.	42,840

			526,033

Building Materials: 0.6%
200	@	Drew Industries, Inc.	6,628
1,000		Florida Rock Industries, Inc.	67,500
600		Gibraltar Industries, Inc.	13,290
17,627	@@	Italcementi S.p.A.	544,223
3,300		Lennox International, Inc.	112,959
100		Martin Marietta Materials, Inc.	16,202
31,200		Masco Corp.	888,264
1,600	L	Universal Forest Products, Inc.	67,616

			1,716,682

Chemicals: 1.3%
1,600	L	Albemarle Corp.	61,648
200		Arch Chemicals, Inc.	7,028
6,000		Ashland, Inc.	383,700
3,600	L	Cabot Corp.	171,648
3,000	L	Chemtura Corp.	33,330
57,341	@@	Croda International	728,360
800		Ferro Corp.	19,944
2,000		HB Fuller Co.	59,780
3,900		Lubrizol Corp.	251,745
6,410	L	Lyondell Chemical Co.	237,939
6,500		Monsanto Co.	439,010

Shares			Value

7,200	L	Olin Corp.	$151,200
500	@	OM Group, Inc.	26,460
400		Penford Corp.	10,916
9,700	@, L	PolyOne Corp.	69,743
1,800		PPG Industries, Inc.	136,998
300		Quaker Chemical Corp.	7,080
900		Sensient Technologies Corp.	22,851
9,200		Sigma-Aldrich Corp.	392,564
90,000	@@	Sumitomo Chemical Co., Ltd.	603,937
2,600		Tronox, Inc.	36,530
1,300		Valspar Corp.	36,933

			3,889,344

Coal: 0.0%
2,200		Massey Energy Co.	58,630

			58,630

Commercial Services: 1.6%
5,100		ABM Industries, Inc.	131,631
900		Administaff, Inc.	30,141
1,300	@	Alliance Data Systems Corp.	100,464
1,600	L	Arbitron, Inc.	82,448
1,800		Bowne & Co., Inc.	35,118
46,629	@, @@	Brambles Ltd.	480,717
600	@	Bright Horizons Family Solutions, Inc.	23,346
1,800	@	Career Education Corp.	60,786
400		Chemed Corp.	26,516
1,600	@, W	ChoicePoint, Inc.	67,920
1,100	@, L	Coinstar, Inc.	34,628
100	@	Consolidated Graphics, Inc.	6,928
16,500	@	Convergys Corp.	399,960
900	L	Corporate Executive Board Co.	58,419
460		CPI Corp.	31,970
3,100		DeVry, Inc.	105,462
1,000	@, L	Heidrick & Struggles International, Inc.	51,240
900	@	ITT Educational Services, Inc.	105,642
1,600		Kelly Services, Inc.	43,936
200	@, L	Kendle International, Inc.	7,354
4,700	@	Korn/Ferry International	123,422
3,600	@, L	Labor Ready, Inc.	83,196
1,000	@	Laureate Education, Inc.	61,660
700	@	Live Nation, Inc.	15,666
3,100		Manpower, Inc.	285,944
700	L	MAXIMUS, Inc.	30,366
14,150		McKesson Corp.	843,906
600	@, L	Midas, Inc.	13,602
10,000	@	MPS Group, Inc.	133,700
1,000	@, L	Pre-Paid Legal Services, Inc.	64,310
1,800	@	Quanta Services, Inc.	55,206
900		Rollins, Inc.	20,493
2,000	L	Sotheby’s	92,040
3,800	@	Spherion Corp.	35,682
300	L	Strayer Education, Inc.	39,513
300	@	Universal Technical Institute, Inc.	7,617
12,719	@@	USG People NV	596,769
260	@, L	Vertrue, Inc.	12,683
2,300	W	Viad Corp.	96,991
1,800	@	Volt Information Sciences, Inc.	33,192
1,500		Watson Wyatt Worldwide, Inc.	75,720

			4,606,304

See Accompanying Notes to Financial Statements

67

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Computers: 5.1%
1,300	@	Affiliated Computer Services, Inc.	$73,736
1,600		Agilysys, Inc.	36,000
9,800	@	Apple, Inc.	1,195,992
2,400	@	BISYS Group, Inc.	28,392
2,035	@, L	CACI International, Inc.	99,410
4,100	@	Cadence Design Systems, Inc.	90,036
2,800	@	Ceridian Corp.	98,000
4,200	@	Ciber, Inc.	34,356
4,300	@	Computer Sciences Corp.	254,345
68,400	@	Dell, Inc.	1,952,820
600	@, L	DST Systems, Inc.	47,526
20,200		Electronic Data Systems Corp.	560,146
89,600	@	EMC Corp.	1,621,760
100		Factset Research Systems, Inc.	6,835
67,050		Hewlett-Packard Co.	2,991,771
2,500		Imation Corp.	92,150
38,100		International Business Machines Corp.	4,010,025
800		Jack Henry & Associates, Inc.	20,600
9,800	@, L	Lexmark International, Inc.	483,238
900	@	Manhattan Associates, Inc.	25,119
700	@, L	Mercury Computer Systems, Inc.	8,540
1,459	@	Micros Systems, Inc.	79,370
15,000	@	Network Appliance, Inc.	438,000
700	@, L	Palm, Inc.	11,207
900	@, L	Radisys Corp.	11,160
7,000	@, L	Sandisk Corp.	342,580
4,100	@, L	SRA International, Inc.	103,566
1,500	@	SYKES Enterprises, Inc.	28,485
7,100	@	Synopsys, Inc.	187,653
6,000	@, L	Western Digital Corp.	116,100

			15,048,918

Cosmetics/Personal Care: 1.2%
3,800		Alberto-Culver Co.	90,136
300	@, L	Chattem, Inc.	19,014
4,100	L	Estee Lauder Cos., Inc.	186,591
55,450		Procter & Gamble Co.	3,392,986

			3,688,727

Distribution/Wholesale: 0.2%
2,600	L	Building Materials Holding Corp.	36,894
1,200		CDW Corp.	101,964
1,000	@	Ingram Micro, Inc.	21,710
28,000	@@	Sumitomo Corp.	510,483

			671,051

Diversified Financial Services: 4.8%
1,500		AG Edwards, Inc.	126,825
5,100		American Express Co.	312,018
2,200	@, L	AmeriCredit Corp.	58,410
73,500		Citigroup, Inc.	3,769,815
1,500	L	Financial Federal Corp.	44,730
11,700		Goldman Sachs Group, Inc.	2,535,975
1,400	L	IndyMac Bancorp., Inc.	40,838
1,000	@, L	Investment Technology Group, Inc.	43,330
2,600		Jefferies Group, Inc.	70,148
60,700		JP Morgan Chase & Co.	2,940,915
184	@@	Kenedix, Inc.	342,460
1,100	@, L	LaBranche & Co., Inc.	8,118
4,400		Lehman Brothers Holdings, Inc.	327,888
9,950		Merrill Lynch & Co., Inc.	831,621
19,750		Morgan Stanley	1,656,630
500	@, L	Piper Jaffray Cos.	27,865

Shares			Value

5,300		Raymond James Financial, Inc.	$163,770
3,430	@@	SFCG Co., Ltd.	574,667
4,500		SLM Corp.	259,110
600		SWS Group, Inc.	12,972
600	@	TradeStation Group, Inc.	6,990
200	@	World Acceptance, Corp.	8,546

			14,163,641

Electric: 3.0%
1,000		Allete, Inc.	47,050
7,300	@	Aquila, Inc.	29,857
200	L	Central Vermont Public Service Corp.	7,536
21,000		Edison International	1,178,520
3,000	@	El Paso Electric Co.	73,680
3,100		Energy East Corp.	80,879
20,500		Entergy Corp.	2,200,675
71,035	@@	International Power PLC	610,595
10,600		MDU Resources Group, Inc.	297,224
7,100		Northeast Utilities	201,356
2,900		NSTAR	94,105
4,200		OGE Energy Corp.	153,930
5,300		Pepco Holdings, Inc.	149,460
16,700		Public Service Enterprise Group, Inc.	1,465,926
2,300		Puget Energy, Inc.	55,614
8,000	@@	RWE AG	848,642
18,637	@@	Scottish & Southern Energy PLC	540,366
900	@	Sierra Pacific Resources	15,804
16,400	@@	Tokyo Electric Power Co., Inc.	527,537
5,900	L	TXU Corp.	397,070
3,500		Westar Energy, Inc.	84,980

			9,060,806

Electrical Components & Equipment: 0.1%
900	@	Advanced Energy Industries, Inc.	20,394
2,800	W	Ametek, Inc.	111,104
900		Belden Cdt, Inc.	49,815
300	@	Energizer Holdings, Inc.	29,880
800	@, L	Greatbatch, Inc.	25,920
900	@, L	Littelfuse, Inc.	30,393
1,400	@	Magnetek, Inc.	7,210
600		Vicor Corp.	7,938

			282,654

Electronics: 1.1%
3,500		Amphenol Corp.	124,775
500		Analogic Corp.	36,755
2,100	@, L	Avnet, Inc.	83,244
200		Bel Fuse, Inc.	6,806
1,600	@	Benchmark Electronics, Inc.	36,192
1,500	@	Checkpoint Systems, Inc.	37,875
3,740	@, L	Coherent, Inc.	114,107
1,800		CTS Corp.	22,788
1,500		Cubic Corp.	45,270
800	@, L	Cymer, Inc.	32,160
500	@	Dionex Corp.	35,495
1,600	@	FEI Co.	51,936
300	@	Flir Systems, Inc.	13,875
5,700		Gentex Corp.	112,233
18,400	@@	Hoya Corp.	610,385
300	@, L	Itron, Inc.	23,382
600		Keithley Instruments, Inc.	7,530
1,600	@	Kemet Corp.	11,280
21,315	@@	Koninklijke Philips Electronics NV	903,265
3,000		Methode Electronics, Inc.	46,950
1,100		National Instruments Corp.	35,827

See Accompanying Notes to Financial Statements

68

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Electronics: (continued)
1,500	@	Photon Dynamics, Inc.	$16,350
1,000	@	Planar Systems, Inc.	7,490
400	@	Plexus Corp.	9,196
300		Technitrol, Inc.	8,601
10,300		Tektronix, Inc.	347,522
4,400	@	Thomas & Betts Corp.	255,200
2,440	@	Trimble Navigation Ltd.	78,568
2,100	@	Varian, Inc.	115,143
7,000	@	Vishay Intertechnology, Inc.	110,740
700		Woodward Governor Co.	37,569
1,300	L	X-Rite, Inc.	19,201

			3,397,710

Energy — Alternate Sources: 0.0%
2,100	@, L	Headwaters, Inc.	36,267

			36,267

Engineering & Construction: 0.6%
6,100	@@	Bouygues SA	511,090
1,400	@	Dycom Industries, Inc.	41,972
2,200	@	EMCOR Group, Inc.	160,380
3,300		Granite Construction, Inc.	211,794
4,131	@@	Hochtief AG	449,849
4,900	@	Jacobs Engineering Group, Inc.	281,799
5,200	@	KBR, Inc.	136,396
1,200	@, L	Shaw Group, Inc.	55,548
1,470	@	URS Corp.	71,369

			1,920,197

Entertainment: 0.0%
200		International Speedway Corp.	10,542
1,700	@, L	Macrovision Corp.	51,102
900	@	Pinnacle Entertainment, Inc.	25,335

			86,979

Environmental Control: 0.1%
2,550	@	Waste Connections, Inc.	77,112
2,700		Waste Management, Inc.	105,435

			182,547

Food: 1.9%
441,000	@@	China Yurun Food Group Ltd.	493,064
2,575		Corn Products International, Inc.	117,034
4,200	@	Dean Foods Co.	133,854
1,500	L	Flowers Foods, Inc.	50,040
36,029		General Mills, Inc.	2,104,814
1,300	@	Hain Celestial Group, Inc.	35,282
1,549		Hormel Foods Corp.	57,855
300		J&J Snack Foods Corp.	11,322
700	L	Nash Finch Co.	34,650
3,579	@@	Nestle SA	1,359,925
200	@	Ralcorp Holdings, Inc.	10,690
1,700	L	Ruddick Corp.	51,204
800	L	Sanderson Farms, Inc.	36,016
4,900	@	Smithfield Foods, Inc.	150,871
300		Spartan Stores, Inc.	9,873
55,223	@@	Tate & Lyle PLC	626,685
1,100	@	TreeHouse Foods, Inc.	29,271
4,613	@@	Wimm-Bill-Dann Foods OJSC ADR	479,798

			5,792,248

Forest Products & Paper: 0.3%
2,200	L	Bowater, Inc.	54,890
2,300	@	Buckeye Technologies, Inc.	35,581

Shares			Value

800	L	Neenah Paper, Inc.	$33,008
3,000		Rock-Tenn Co.	95,160
200		Schweitzer-Mauduit International, Inc.	6,200
25,141	@, @@	Smurfit Kappa PLC	632,600
2,100		Wausau Paper Corp.	28,140

			885,579

Gas: 0.3%
1,600		AGL Resources, Inc.	64,768
300		Atmos Energy Corp.	9,018
300		Cascade Natural Gas Corp.	7,923
3,710		Energen Corp.	203,827
2,300		KeySpan Corp.	96,554
1,600		Northwest Natural Gas Co.	73,904
2,100		Southern Union Co.	68,439
2,700		Southwest Gas Corp.	91,287
6,640		UGI Corp.	181,139
4,100		WGL Holdings, Inc.	133,824

			930,683

Hand/Machine Tools: 0.2%
6,900		Black & Decker Corp.	609,339
1,900		Snap-On, Inc.	95,969

			705,308

Healthcare — Products: 1.3%
2,500	@, L	Advanced Medical Optics, Inc.	87,200
500	@	Arthrocare Corp.	21,955
5,800		Baxter International, Inc.	326,772
1,200	@, L	Biolase Technology, Inc.	7,284
3,100		Biomet, Inc.	141,732
2,200	@, L	Cytyc Corp.	94,842
200		Datascope Corp.	7,656
6,016		Densply International, Inc.	230,172
3,700	@, L	Edwards Lifesciences Corp.	182,558
1,500	@	Gen-Probe, Inc.	90,630
1,700	@	Haemonetics Corp.	89,437
1,700	@	Henry Schein, Inc.	90,831
1,440	@, L	Hologic, Inc.	79,646
600	@, L	ICU Medical, Inc.	25,764
657	@, L	Idexx Laboratories, Inc.	62,172
1,200	@	Immucor, Inc.	33,564
400	@, L	Intuitive Surgical, Inc.	55,508
31,900		Johnson & Johnson	1,965,678
500	L	LCA-Vision, Inc.	23,630
1,400	L	Mentor Corp.	56,952
1,300	@	Osteotech, Inc.	9,360
900	@, L	Palomar Medical Technologies, Inc.	31,239
700	@	Possis Medical, Inc.	7,616
2,100	@, L	PSS World Medical, Inc.	38,262
1,586	@	Respironics, Inc.	67,548
1,200	@, L	SurModics, Inc.	60,000
2,100	@	Techne Corp.	120,141

			4,008,149

Healthcare — Services: 1.7%
4,100		Aetna, Inc.	202,540
3,500	@	AMERIGROUP Corp.	83,300
1,000	@, L	Amsurg Corp.	24,140
2,300	@, L	Centene Corp.	49,266
8,850	@	Coventry Health Care, Inc.	510,203
12,000	@@	Fresenius Medical Care AG & Co. KGaA	551,554
500	@	Genesis HealthCare Corp.	34,210

See Accompanying Notes to Financial Statements

69

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Healthcare — Services: (continued)
1,400	@, L	Gentiva Health Services, Inc.	$28,084
3,500	@	Health Net, Inc.	184,800
1,000	@, L	Healthways, Inc.	47,370
9,900	@	Humana, Inc.	603,009
3,800	@	Lincare Holdings, Inc.	151,430
2,440	@	Pediatrix Medical Group, Inc.	134,566
1,300	@, L	Sierra Health Services, Inc.	54,054
600	@	Sunrise Senior Living, Inc.	23,994
1,700	@	Triad Hospitals, Inc.	91,392
32,400		UnitedHealth Group, Inc.	1,656,936
1,300	@	WellCare Health Plans, Inc.	117,663
6,300	@	WellPoint, Inc.	502,929

			5,051,440

Holding Companies — Diversified: 0.2%
3,600	L	Leucadia National Corp.	126,900
5,134	@@	LVMH Moet Hennessy Louis Vuitton SA	590,743

			717,643

Home Builders: 0.4%
1,600	@, L	Champion Enterprises, Inc.	15,728
159,500	@, @@	Haseko Corp.	471,673
9,300	L	KB Home	366,141
3,200	L	MDC Holdings, Inc.	154,752
100	@, L	NVR, Inc.	67,975
3,372		Thor Industries, Inc.	152,212
1,300	L	Winnebago Industries	38,376

			1,266,857

Home Furnishings: 0.2%
800	@	Audiovox Corp.	10,376
1,400		Ethan Allen Interiors, Inc.	47,950
800		Harman International Industries, Inc.	93,440
28,000	@@	Matsushita Electric Industrial Co., Ltd.	554,881

			706,647

Household Products/Wares: 0.5%
4,600		American Greetings Corp.	130,318
2,400		Blyth, Inc.	63,792
600	@	Central Garden and Pet Co.	7,038
11,600	@@	Henkel KGaA - Vorzug	611,271
6,700		Kimberly-Clark Corp.	448,163
2,200	@, L	Playtex Products, Inc.	32,582
2,100		Tupperware Corp.	60,354
400		WD-40 Co.	13,148

			1,366,666

Housewares: 0.0%
100		National Presto Industries, Inc.	6,234
700		Toro Co.	41,223

			47,457

Insurance: 5.5%
14,800	@@	ACE Ltd.	925,296
20,700		Allstate Corp.	1,273,257
5,932		American Financial Group, Inc.	202,578
26,600		American International Group, Inc.	1,862,798
3,700		Arthur J Gallagher & Co.	103,156
2,100		Brown & Brown, Inc.	52,794
17,400		Chubb Corp.	942,036
900		Commerce Group, Inc.	31,248
3,700		Delphi Financial Group	154,734
3,100	@@	Everest Re Group Ltd.	336,784
36,700		Genworth Financial, Inc.	1,262,480

Shares			Value

2,000		Hanover Insurance Group, Inc.	$97,580
11,431		Hartford Financial Services Group, Inc.	1,126,068
8,000		HCC Insurance Holdings, Inc.	267,280
300		Hilb Rogal & Hobbs Co.	12,858
1,500		Horace Mann Educators Corp.	31,860
500		Infinity Property & Casualty Corp.	25,365
1,005	L	Landamerica Financial Group, Inc.	96,972
274,661	@@	Legal & General Group PLC	824,000
1,200		Mercury General Corp.	66,132
24,000		Metlife, Inc.	1,547,520
1,200		Ohio Casualty Corp.	51,972
4,430		Old Republic International Corp.	94,182
3,175	@	Philadelphia Consolidated Holding Co.	132,715
1,700		PMI Group, Inc.	75,939
1,400	L	Presidential Life Corp.	27,524
2,100	@, L	ProAssurance Corp.	116,907
2,200		Protective Life Corp.	105,182
15,528		Prudential Financial, Inc.	1,509,787
1,600	L	Radian Group, Inc.	86,400
2,000		RLI Corp.	111,900
1,200		Safety Insurance Group, Inc.	49,680
5,330		Selective Insurance Group	143,270
1,400		Stancorp Financial Group, Inc.	73,472
21,800		Travelers Cos., Inc.	1,166,300
500		United Fire & Casualty Co.	17,690
1,900		Unitrin, Inc.	93,442
9,185		WR Berkley Corp.	298,880
1,500		Zenith National Insurance Corp.	70,635
2,890	@@	Zurich Financial Services AG	893,387

			16,362,060

Internet: 1.1%
6,800	@, L	Amazon.com, Inc.	465,188
700	@	Authorize.Net Holdings, Inc.	12,523
200	@, L	Blue Coat Systems, Inc.	9,904
1,300	@, L	Blue Nile, Inc.	78,520
700	@, L	Digital River, Inc.	31,675
600	@, L	F5 Networks, Inc.	48,360
200	@	Google, Inc.	104,676
12,700	@, L	IAC/InterActiveCorp.	439,547
1,700	@	Infospace, Inc.	39,457
800	@, L	j2 Global Communications, Inc.	27,920
5,480	@	McAfee, Inc.	192,896
2,300	@	Napster, Inc.	7,820
1,100	@, L	NetFlix, Inc.	21,329
900	@	PC-Tel, Inc.	7,875
2,000	@, L	Secure Computing Corp.	15,180
8,127	@, @@	SeLoger.com	451,211
1,400	@, L	Stamps.com, Inc.	19,292
35,900	@	Symantec Corp.	725,180
2,000	L	United Online, Inc.	32,980
2,000	@	Valueclick, Inc.	58,920
12,800	@	VeriSign, Inc.	406,144
1,300	@	Websense, Inc.	27,625

			3,224,222

Iron/Steel: 1.0%
530		Carpenter Technology Corp.	69,064
900		Chaparral Steel Co.	64,683
1,340	L	Cleveland-Cliffs, Inc.	104,078
600	@	Material Sciences Corp.	7,074
22,600		Nucor Corp.	1,325,490
500		Reliance Steel & Aluminum Co.	28,130
300		Ryerson, Inc.	11,295

See Accompanying Notes to Financial Statements

70

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Iron/Steel: (continued)
400		Steel Dynamics, Inc.	$16,764
137,000	@@	Sumitomo Metal Industries Ltd.	805,446
4,500	L	United States Steel Corp.	489,375

			2,921,399

Leisure Time: 0.3%
89,727	@@	First Choice Holidays PLC	569,908
3,500		Harley-Davidson, Inc.	208,635
1,200	@	K2, Inc.	18,228
2,225	L	Polaris Industries, Inc.	120,506

			917,277

Lodging: 0.1%
2,400		Harrah’s Entertainment, Inc.	204,624
300	@	Monarch Casino & Resort, Inc.	8,055

			212,679

Machinery — Construction & Mining: 0.7%
35,316	@@	Atlas Copco AB - Class B	552,445
5,300		Caterpillar, Inc.	414,990
23,500	@@	Hitachi Construction Machinery Co., Ltd.	816,530
3,250	L	Joy Global, Inc.	189,573

			1,973,538

Machinery — Diversified: 0.8%
2,300	@, L	AGCO Corp.	99,843
2,400		Applied Industrial Technologies, Inc.	70,800
400		Cascade Corp.	31,376
9,800		Cummins, Inc.	991,858
900	@	Gardner Denver, Inc.	38,295
15,868	@@	Heidelberger Druckmaschinen	765,460
1,042		IDEX Corp.	40,159
400	@, L	Intevac, Inc.	8,504
1,480		Manitowoc Co., Inc.	118,962
2,400	L	Nordson Corp.	120,384
300		Robbins & Myers, Inc.	15,939

			2,301,580

Media: 2.2%
2,200		Belo Corp.	45,298
6,400		Clear Channel Communications, Inc.	242,048
34,700		McGraw-Hill Cos., Inc.	2,362,376
1,000	@, W	Radio One, Inc.	7,060
19,467	@@	Vivendi	837,426
90,800		Walt Disney Co.	3,099,912
100		Washington Post	77,609

			6,671,729

Metal Fabricate/Hardware: 0.1%
680	L	AM Castle & Co.	24,419
3,900		Commercial Metals Co.	131,703
200		Lawson Products	7,740
1,000		Mueller Industries, Inc.	34,440
1,442		Quanex Corp.	70,225

			268,527

Mining: 0.5%
10,800		Alcoa, Inc.	437,724
36,091	@@	BHP Billiton Ltd.	1,078,426
600	@	Century Aluminum Co.	32,778

			1,548,928

Shares			Value

Miscellaneous Manufacturing: 3.0%
1,200		3M Co.	$104,148
2,770		Acuity Brands, Inc.	166,976
620	L	AO Smith Corp.	24,732
194		Aptargroup, Inc.	6,899
700	@, L	Ceradyne, Inc.	51,772
3,000		Cooper Industries Ltd.	171,270
4,200		Crane Co.	190,890
6,200	L	Eastman Kodak Co.	172,546
9,000		Eaton Corp.	837,000
1,990	@	EnPro Industries, Inc.	85,152
56,850		General Electric Co.	2,176,218
4,400		ITT Corp.	300,432
44,500	@@	Konica Minolta Holdings, Inc.	655,868
800	@	Lydall, Inc.	11,688
600		Myers Industries, Inc.	13,266
11,900		Parker Hannifin Corp.	1,165,129
3,200	L	Pentair, Inc.	123,424
900		Roper Industries, Inc.	51,390
10,154	@@	Siemens AG	1,454,070
600		Standex International Corp.	17,064
2,000	@, L	Sturm Ruger & Co., Inc.	31,040
3,103		Teleflex, Inc.	253,763
3,400		Tredegar Corp.	72,420
22,800	@	Tyco International Ltd.	770,412

			8,907,569

Office Furnishings: 0.1%
3,278	L	Herman Miller, Inc.	103,585
1,600		HNI, Corp.	65,600
900		Interface, Inc.	16,974

			186,159

Office/Business Equipment: 0.0%
4,200	@	Xerox Corp.	77,616

			77,616

Oil & Gas: 8.2%
1,200	@, L	Atwood Oceanics, Inc.	82,344
2,400		Cabot Oil & Gas Corp.	88,512
53,002		Chevron Corp.	4,464,888
6,500		Cimarex Energy Co.	256,165
19,100		ConocoPhillips	1,499,350
24,100	@@	ERG S.p.A.	654,271
92,200		ExxonMobil Corp.	7,733,736
1,100	@	Forest Oil Corp.	46,486
2,700		Frontier Oil Corp.	118,179
7,480		Helmerich & Payne, Inc.	264,942
49,800		Marathon Oil Corp.	2,986,008
1,000	@	Newfield Exploration Co.	45,550
6,400		Noble Energy, Inc.	399,296
13,600		Occidental Petroleum Corp.	787,168
4,158	@@, L	Petroleo Brasileiro SA ADR	504,241
700	@, L	Petroleum Development Corp.	33,236
2,400	L	Pogo Producing Co.	121,896
5,500	@, L	Pride International, Inc.	206,030
32,845	@@	Royal Dutch Shell PLC - Class B	1,369,177
800	@	Southwestern Energy Co.	35,600
1,600		St. Mary Land & Exploration Co.	58,592
700	@	Swift Energy Co.	29,932
13,900	@@	Total SA	1,126,987
1,300	@	Unit Corp.	81,783
19,700		Valero Energy Corp.	1,455,042

			24,449,411

See Accompanying Notes to Financial Statements

71

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Oil & Gas Services: 0.8%
500	@, L	Cameron International Corp.	$35,735
700	@	Dril-Quip, Inc.	31,465
3,100	@	Grant Prideco, Inc.	166,873
27,669		Halliburton Co.	954,581
2,000	@, L	Hanover Compressor Co.	47,700
2,200	@, L	Helix Energy Solutions Group, Inc.	87,802
950	@	Hornbeck Offshore Services, Inc.	36,822
1,000		Lufkin Industries, Inc.	64,550
200	@	Oceaneering International, Inc.	10,528
29,150	@, @@	Petroleum Geo-Services ASA	727,891
1,700	@, L	SEACOR Holdings, Inc.	158,712
1,000	@, L	W-H Energy Services, Inc.	61,910

			2,384,569

Packaging & Containers: 0.2%
13,500	@	Pactiv Corp.	430,515
5,800		Sonoco Products Co.	248,298

			678,813

Pharmaceuticals: 4.4%
500		Alpharma, Inc.	13,005
16,700		AmerisourceBergen Corp.	826,149
15,545	@@	AstraZeneca PLC	833,070
400	@, L	Bradley Pharmaceuticals, Inc.	8,684
10,200		Bristol-Myers Squibb Co.	321,912
1,700	@, L	Cephalon, Inc.	136,663
3,100	@	Endo Pharmaceuticals Holdings, Inc.	106,113
25,100	@	Forest Laboratories, Inc.	1,145,815
44,800	@@	GlaxoSmithKline PLC	1,167,040
700	@, L	HealthExtras, Inc.	20,706
25,200	@, L	King Pharmaceuticals, Inc.	515,592
2,700		Medicis Pharmaceutical Corp.	82,458
16,600		Merck & Co., Inc.	826,680
1,200	@, L	MGI Pharma, Inc.	26,844
22,100		Mylan Laboratories	401,999
2,200	@	NBTY, Inc.	95,040
2,800	@, L	Noven Pharmaceuticals, Inc.	65,660
5,991	@@	Omega Pharma SA	518,630
400		Omnicare, Inc.	14,424
102,550		Pfizer, Inc.	2,622,204
6,930	@@	Roche Holding AG	1,227,903
51,600		Schering-Plough Corp.	1,570,704
1,000	@, L	Sciele Pharma, Inc.	23,560
2,700	@, L	Sepracor, Inc.	110,754
1,980	@	Theragenics Corp.	8,257
1,000	@, L	USANA Health Sciences, Inc.	44,740
1,700	@, L	VCA Antech, Inc.	64,073
2,300	@	Viropharma, Inc.	31,740
6,000	@	Watson Pharmaceuticals, Inc.	195,180

			13,025,599

Pipelines: 0.1%
6,100		Oneok, Inc.	307,501

			307,501

Real Estate: 0.3%
36,000	@@	Cheung Kong Holdings Ltd.	471,729
19,000	@@	Mitsui Fudosan Co., Ltd.	532,538

			1,004,267

Real Estate Investment Trusts: 0.3%
2,800		Archstone-Smith Trust	165,508
200		EastGroup Properties, Inc.	8,764

Shares			Value

580		Essex Property Trust, Inc.	$67,454
6,600	L	Hospitality Properties Trust	273,834
4,100		Liberty Property Trust	180,113
1,500	L	LTC Properties, Inc.	34,125
400		PS Business Parks, Inc.	25,348

			755,146

Retail: 3.3%
900	@	99 Cents Only Stores	11,799
4,900	@, L	Aeropostale, Inc.	204,232
7,910		American Eagle Outfitters	202,971
900	@	AnnTaylor Stores Corp.	31,878
3,500	@	Autozone, Inc.	478,170
300		Barnes & Noble, Inc.	11,541
500		Big 5 Sporting Goods Corp.	12,750
13,200	@, L	Big Lots, Inc.	388,344
1,125		Brown Shoe Co., Inc.	27,360
600	L	Casey’s General Stores, Inc.	16,356
1,000		Cash America International, Inc.	39,650
1,200		Cato Corp.	26,328
300		CBRL Group, Inc.	12,744
2,000	@	CEC Entertainment, Inc.	70,400
500	@	Charlotte Russe Holding, Inc.	13,435
20,100		Costco Wholesale Corp.	1,176,252
200	@, L	Dick’s Sporting Goods, Inc.	11,634
4,000		Dollar General Corp.	87,680
3,400	@	Dollar Tree Stores, Inc.	148,070
24,300	@@	Don Quijote Co., Ltd.	486,149
3,580	@, L	Dress Barn, Inc.	73,462
15,600		Family Dollar Stores, Inc.	535,392
4,000	@	GameStop Corp.	156,400
500	@, L	Genesco, Inc.	26,155
720	@	Guitar Center, Inc.	43,063
800	@, L	Hibbett Sporting Goods, Inc.	21,904
2,900	@	HOT Topic, Inc.	31,523
600	L	IHOP Corp.	32,658
1,100	@	Insight Enterprises, Inc.	24,827
1,500	@	Jack in the Box, Inc.	106,410
15,400		JC Penney Co., Inc.	1,114,652
1,400	@, L	Jo-Ann Stores, Inc.	39,802
1,600	@, L	JOS A Bank Clothiers, Inc.	66,352
3,100	@	Kohl’s Corp.	220,193
8,400		Macy’s, Inc.	334,152
22,700		McDonald’s Corp.	1,152,252
1,547		Men’s Wearhouse, Inc.	79,005
500	L	Movado Group, Inc.	16,870
8,200	L	Nordstrom, Inc.	419,184
280	@, L	Panera Bread Co.	12,897
600	@	Papa John’s International, Inc.	17,256
3,540	@	Payless Shoesource, Inc.	111,687
2,100		Pep Boys - Manny, Moe & Jack	42,336
1,800		Petsmart, Inc.	58,410
1,100	@, L	PF Chang’s China Bistro, Inc.	38,720
8,700	L	RadioShack Corp.	288,318
1,200	@, L	Rare Hospitality International, Inc.	32,124
2,700		Regis Corp.	103,275
8,000		Ross Stores, Inc.	246,400
600	@, L	School Specialty, Inc.	21,264
3,830	@, L	Select Comfort Corp.	62,123
19,200	@@	Seven & I Holdings Co., Ltd.	548,839
3,817	@, L	Sonic Corp.	84,432
1,000	@	Texas Roadhouse, Inc.	12,790
7,300		TJX Cos., Inc.	200,750
4,700		Triarc Cos.	73,790

See Accompanying Notes to Financial Statements

72

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Retail: (continued)
775	@, L	Tween Brands, Inc.	$34,565
200		World Fuel Services Corp.	8,412

			9,950,387

Savings & Loans: 0.5%
3,832		Bankunited Financial Corp.	76,908
2,800		First Niagara Financial Group, Inc.	36,680
2,000	@, L	FirstFed Financial Corp.	113,460
700		MAF Bancorp., Inc.	37,982
1,200		Washington Federal, Inc.	29,172
29,200	L	Washington Mutual, Inc.	1,245,088

			1,539,290

Semiconductors: 1.3%
3,100	@, L	Actel Corp.	43,121
1,600	@	AMIS Holdings, Inc.	20,032
13,200	@, L	Atmel Corp.	73,392
5,300	@	Brooks Automation, Inc.	96,195
500		Cohu, Inc.	11,125
2,000	@	DSP Group, Inc.	40,940
9,200	@, @@	Elpida Memory, Inc.	403,997
1,900	@	Exar Corp.	25,460
5,400	@	Integrated Device Technology, Inc.	82,458
1,400	@, L	International Rectifier Corp.	52,164
9,000	L	KLA-Tencor Corp.	494,550
5,300	@, L	Kulicke & Soffa Industries, Inc.	55,491
3,490	@, L	Lam Research Corp.	179,386
1,200		Micrel, Inc.	15,264
1,690	L	Microchip Technology, Inc.	62,598
300	@, L	MKS Instruments, Inc.	8,310
6,200		National Semiconductor Corp.	175,274
15,100	@, L	Novellus Systems, Inc.	428,387
1,840	@	Pericom Semiconductor Corp.	20,534
1,800	@	Photronics, Inc.	26,784
5,800	@, L	Semtech Corp.	100,514
24,600	@@	Shinko Electric Industries	529,416
9,400	@	Skyworks Solutions, Inc.	69,090
500	@, L	Standard Microsystems Corp.	17,170
38,809	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	431,944
19,300	@, L	Teradyne, Inc.	339,294
527	@, L	Varian Semiconductor Equipment Associates, Inc.	21,112

			3,824,002

Software: 1.9%
1,400		Acxiom Corp.	37,030
300	@, L	Advent Software, Inc.	9,765
300	@, L	Allscripts Healthcare Solutions, Inc.	7,644
710	@, L	Ansys, Inc.	18,815
13,700	@	Autodesk, Inc.	644,996
22,000	@	BMC Software, Inc.	666,600
2,700		BroADRidge Financial Solutions ADR	51,624
44,200	L	CA, Inc.	1,141,686
2,800	@	Captaris, Inc.	14,336
1,200	@, L	Cerner Corp.	66,564
3,600	@, L	Citrix Systems, Inc.	121,212
4,100	@	CSG Systems International	108,691
1,000	@	Digi International, Inc.	14,740
192		Dun & Bradstreet Corp.	19,772
900		Fair Isaac Corp.	36,108
8,900		First Data Corp.	290,763
2,000	@	Informatica Corp.	29,540

Shares			Value
500		Inter-Tel, Inc.	$11,965
15,200	@	Intuit, Inc.	457,216
800	@	JDA Software Group, Inc.	15,704
1,400	@	Mantech International Corp.	43,162
25,150		Microsoft Corp.	741,171
16,800	@	Novell, Inc.	130,872
2,700	@, L	Progress Software Corp.	85,833
800	@	SPSS, Inc.	35,312
8,200	@	Sybase, Inc.	195,898
32,660	@, @@	Tele Atlas NV	698,735
1,900	@	Wind River Systems, Inc.	20,900

			5,716,654

Telecommunications: 4.6%
19,000	@	3Com Corp.	78,470
9,400	@	Adaptec, Inc.	35,814
1,800	@	Aeroflex, Inc.	25,506
52,644	@@	Alcatel SA	736,366
4,600		Alltel Corp.	310,730
5,700	@	Andrew Corp.	82,308
3,800	@	Arris Group, Inc.	66,842
62,932		AT&T, Inc.	2,611,678
5,400	@	Avaya, Inc.	90,936
500		Black Box Corp.	20,690
3,900	@	C-COR, Inc.	54,834
10,600		CenturyTel, Inc.	519,930
17,700	@	Cincinnati Bell, Inc.	102,306
114,300	@	Cisco Systems, Inc.	3,183,255
1,100	@, L	CommScope, Inc.	64,185
800	@, L	Comtech Telecommunications	37,136
500		CT Communications, Inc.	15,255
3,000	@, L	Ditech Networks, Inc.	24,570
600	@	General Communication, Inc.	7,686
1,000	@	Harmonic, Inc.	8,870
4,307		Harris Corp.	234,947
28,900		Motorola, Inc.	511,530
1,100	@	Network Equipment Technologies, Inc.	10,494
600	@	Novatel Wireless, Inc.	15,612
6,060	@@	Orascom Telecom GDR	386,807
900	@, L	Polycom, Inc.	30,240
5,850		Qualcomm, Inc.	253,832
15,300	@, L	Qwest Communications International, Inc.	148,410
12,600	@	RF Micro Devices, Inc.	78,624
15,800		Sprint Nextel Corp.	327,218
2,600	@, L	Symmetricom, Inc.	21,840
323,504	@@	Telecom Italia S.p.A. RNC	716,964
37,065	@@	Telefonica SA	824,847
4,350		Telephone & Data Systems, Inc.	272,180
800	@	Tollgrade Communications, Inc.	8,440
6,000	@, L	Utstarcom, Inc.	33,660
25,200		Verizon Communications, Inc.	1,037,484
200	@	Viasat, Inc.	6,420
209,912	@@	Vodafone Group PLC	703,376

			13,700,292

Textiles: 0.1%
400		Angelica Corp.	8,432
400		G&K Services, Inc.	15,804
2,700	@, L	Mohawk Industries, Inc.	272,133
300		Unifirst Corp.	13,215

			309,584

See Accompanying Notes to Financial Statements

73

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Toys/Games/Hobbies: 0.4%
900	@, L	Jakks Pacific, Inc.	$25,326
42,300		Mattel, Inc.	1,069,767

			1,095,093

Transportation: 0.6%
3,800		Con-way, Inc.	190,912
81	@@	East Japan Railway Co.	624,122
800	@	EGL, Inc.	37,184
1,800	L	Expeditors International Washington, Inc.	74,340
2,700	L	Heartland Express, Inc.	44,010
2,800	@	HUB Group, Inc.	98,448
600	@, L	Kansas City Southern	22,524
2,000		Landstar System, Inc.	96,500
1,800	@	Old Dominion Freight Line	54,270
2,385	L	Overseas Shipholding Group	194,139
3,900	L	Tidewater, Inc.	276,432
1,500	@, L	YRC Worldwide, Inc.	55,200

			1,768,081

Water: 0.3%
10,159	@@	Veolia Environnement	797,898

			797,898

		Total Common Stock (Cost $210,307,322)	252,719,093

EXCHANGE-TRADED FUNDS: 0.1%
Exchange-Traded Funds: 0.1%
4,900	L	iShares S&P SmallCap 600 Index Fund	348,390

			348,390

		Total Exchange-Traded Funds (Cost $318,891)	348,390
PREFERRED STOCK: 0.4%
Diversified Financial Services: 0.1%
6,225	P, L	Merrill Lynch & Co., Inc.	158,115

			158,115

Insurance: 0.1%
5,050	@@, P	Aegon NV	123,018
2,000	@@, P	Aegon NV - Series 1	50,760
5,425	P	Metlife, Inc.	138,826

			312,604

Media: 0.2%
17,536	@@	ProSieben SAT.1 Media AG	688,602

			688,602

		Total Preferred Stock (Cost $1,052,488 )	1,159,321

Principal Amount
CORPORATE BONDS/NOTES: 1.9%
Banks: 0.9%
$110,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.494%, due 12/31/49	95,784
167,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	167,599
70,000	@@, C	Bank of Ireland, 5.625%, due 12/29/49	60,964
50,000	@@, C	Bank of Nova Scotia, 5.500%, due 08/21/85	41,387

Principal Amount			Value

$20,000	@@	Bank of Scotland, 5.563%, due 11/30/49	$17,273
38,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	39,508
30,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	26,250
90,000	@@, C	BNP Paribas, 5.402%, due 09/29/49	77,208
57,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	53,885
50,000	@@, C	Den Norske Bank ASA, 5.500%, due 08/29/49	42,750
10,000	@@, C	Den Norske Bank ASA, 5.625%, due 11/29/49	8,658
69,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	79,697
192,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	186,164
220,000	@@, C	HSBC Bank PLC, 5.538%, due 06/29/49	188,650
110,000	@@, C	HSBC Bank PLC, 5.625%, due 06/29/49	95,260
140,000	@@, C	Lloyds TSB Bank PLC, 5.478%, due 08/29/49	120,893
10,000	@@, C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	8,703
55,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	57,449
80,000	@@, C	National Australia Bank Ltd., 5.525%, due 12/31/49	69,461
10,000	@@, C	National Westminster Bank PLC, 5.500%, due 11/29/49	8,619
87,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	83,545
30,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	28,140
23,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	22,138
102,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	97,688
230,000	@@, C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	197,417
70,000	@@, C	Societe Generale, 5.469%, due 11/29/49	60,519
170,000	@@, C	Standard Chartered PLC, 5.563%, due 07/29/49	141,568
30,000	@@, C	Standard Chartered PLC, 5.588%, due 01/29/49	24,956
260,000	@@, C	Standard Chartered PLC, 5.625%, due 11/29/49	219,050
59,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	60,583
71,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	70,749
60,000	@@, C	Westpac Banking Corp., 5.494%, due 09/30/49	51,366
113,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	105,045
103,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	103,581

			2,712,507

See Accompanying Notes to Financial Statements

74

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value

Chemicals: 0.0%
$10,000	Z	Stauffer Chemical, 5.830%, due 04/15/10	$8,538
40,000	Z	Stauffer Chemical, 6.220%, due 04/15/18	20,846
40,000	Z	Stauffer Chemical, 8.100%, due 04/15/17	22,167

			51,551

Diversified Financial Services: 0.5%
181,000	@@, #, C, L	Aiful Corp., 4.450%, due 02/16/10	174,895
88,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	91,146
100,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	98,369
40,000	@@, C	Financiere CSFB NV, 5.500%, due 03/29/49	34,400
89,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	87,626
102,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	127,167
168,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	163,036
100,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	98,424
47,000	@@, C	Paribas, 5.500%, due 12/31/49	41,042
24,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	23,707
52,250	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	50,780
104,578	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	108,173
211,000	@@, #, C	Preferred Term Securities Ltd., 5.860%, due 03/23/35	211,897
598,058	#, Z	Toll Road Investors Partnership II LP, 17.680%, due 02/15/45	77,182
86,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	89,457

			1,477,301

Electric: 0.2%
128,000	C	Commonwealth Edison, 6.150%, due 03/15/12	128,736
94,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	85,992
81,000	C	Commonwealth Edison Co., 5.950%, due 08/15/16	79,435
24,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	27,634
91,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	91,816
77,000	C	NorthWestern Corp., 5.875%, due 11/01/14	74,833

			488,446

Insurance: 0.0%
97,000	@@, C	Aegon NV, 5.362%, due 12/31/49	85,154

			85,154

Principal Amount			Value

Multi-National: 0.0%
$56,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	$53,270

			53,270

Oil & Gas: 0.1%
62,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	58,163
12,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	12,515
27,000	C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	27,439
94,000	#	Pemex Project Funding Master Trust, 6.660%, due 06/15/10	96,679
81,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	75,863

			270,659

Real Estate Investment Trusts: 0.0%
23,000	C	Liberty Property LP, 6.375%, due 08/15/12	23,675
95,000	C	Liberty Property LP, 7.750%, due 04/15/09	98,634

			122,309

Telecommunications: 0.2%
163,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	161,648
74,000	C	Qwest Corp., 7.875%, due 09/01/11	77,515
49,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	46,768
71,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	67,473
125,000	@@, C	TELUS Corp., 8.000%, due 06/01/11	133,781

			487,185

		Total Corporate Bonds/Notes (Cost $5,796,667)	5,748,382

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.3%
Federal Home Loan Mortgage Corporation: 2.4%
138,914	C, S	4.500%, due 12/15/16	136,165
206,757	C, S	5.000%, due 08/15/16	201,409
185,000	C, S	5.000%, due 05/15/20	176,039
95,000	C, S	5.000%, due 04/15/32	90,681
2,128,000		5.000%, due 08/15/33	1,993,338
125,000	C	5.250%, due 03/15/12	123,947
258,000	Z	5.460%, due 03/15/31	71,988
57,000	C, S	5.500%, due 12/15/20	55,394
34,000	C, S	5.500%, due 10/15/32	33,028
30,000	C, S	5.500%, due 11/15/32	28,925
104,000	C, S	5.500%, due 07/15/33	101,168
107,000		5.500%, due 08/14/36	103,038
153,705	C, S	6.000%, due 01/15/29	154,110
35,000		6.000%, due 09/15/34	34,601
644,000		6.500%, due 07/15/34	650,742
3,147,000		6.500%, due 08/15/34	3,176,012

			7,130,585

See Accompanying Notes to Financial Statements

75

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value

Federal National Mortgage Corporation: 1.9%
$39,000	W	4.500%, due 07/25/18	$37,013
83,775	S	4.817%, due 08/01/35	81,829
58,000	L	4.875%, due 05/18/12	57,027
173,000	W	5.000%, due 07/18/21	167,188
163,914	S	5.000%, due 12/01/36	154,030
196,579		5.000%, due 02/01/37	182,662
41,755		5.000%, due 03/01/37	38,799
80,732		5.000%, due 05/01/37	75,016
91,623	S	5.500%, due 02/01/18	90,279
495,000	W	5.500%, due 07/15/19	487,652
362,000	S	5.500%, due 05/25/30	346,944
126,819	S	5.500%, due 11/01/33	122,921
2,850,000	W	5.500%, due 08/13/34	2,747,132
112,625	S	5.500%, due 01/25/36	107,981
196,810	S	5.500%, due 06/01/37	189,852
30,949	S	6.000%, due 10/01/08	31,015
95,266	S	6.000%, due 08/01/16	95,849
93,000		6.000%, due 07/15/20	93,421
108,137	S	6.000%, due 04/25/31	108,739
48,097	S	6.500%, due 04/01/27	49,073
365,000	W	6.500%, due 08/15/34	368,137
8,325	S	7.000%, due 12/01/27	8,632
110,531	S	7.000%, due 02/01/31	114,669
2,000	W	7.000%, due 07/15/33	2,054
21,728	S	7.500%, due 09/01/31	22,684

			5,780,598

Government National Mortgage Association: 0.0%
17,920	S	6.500%, due 01/15/29	18,311
18,480	S	6.500%, due 01/15/32	18,853
11,956	S	7.000%, due 04/15/26	12,474
1,114		7.000%, due 01/15/28	1,162
15,278	S	7.000%, due 02/15/28	15,931

			66,731

		Total U.S. Government Agency Obligations (Cost $13,036,129)	12,977,914

U.S. TREASURY OBLIGATIONS: 2.6%
U.S. Treasury Bonds: 0.4%
590,000	L	4.500%, due 05/15/17	565,848
688,000	L	4.500%, due 02/15/36	623,178
65,000	L	4.750%, due 05/15/14	64,208

			1,253,234

U.S. Treasury Notes: 1.6%
349,000	L	4.500%, due 05/15/10	345,456
4,165,000	L	4.750%, due 05/31/12	4,133,767
191,000	L	4.875%, due 05/31/09	191,000

			4,670,223

Treasury Inflation Indexed Protected Securities: 0.6%
238,460	L	2.375%, due 04/15/11	235,927
435,583	L	2.375%, due 01/15/17	425,408
678,734	L	2.375%, due 01/15/25	652,857
373,043	L	3.875%, due 01/15/09	379,105

			1,693,297

		Total U.S. Treasury Obligations (Cost $7,583,622 )	7,616,754

Principal Amount			Value

ASSET-BACKED SECURITIES: 0.5%
Automobile Asset-Backed Securities: 0.0%
$29,440	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	$29,347

			29,347

Credit Card Asset-Backed Securities: 0.0%
45,000	C, S	Bank One Issuance Trust, 4.540%, due 09/15/10	44,777

			44,777

Home Equity Asset-Backed Securities: 0.1%
135,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	134,994
11,795	C, S	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	11,730
12,597	C, S	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	12,541
36,800	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	35,761

			195,026

Other Asset-Backed Securities: 0.4%
775,385	C, S	Bear Stearns Asset-Backed Securities, Inc., 5.720%, due 07/25/36	777,054
41,390	C, S	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	40,673
20,726	C, S	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	20,640
192,000	C, S	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	191,541
26,000	C, S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	25,824
40,000	C, S	Equity One, Inc., 5.050%, due 09/25/33	39,457
46,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	45,850
3,308	C, S	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	3,292
19,000	C, S	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	18,899

			1,163,230

		Total Asset-Backed Securities (Cost $1,432,566 )	1,432,380

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.4%
142,493	C, S	Banc of America Alternative Loan Trust, 6.290%, due 11/25/21	142,765
49,932	C, S	Banc of America Alternative Loan Trust, 6.505%, due 04/25/37	50,181
36,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	34,615
11,000	C, S	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	10,789

See Accompanying Notes to Financial Statements

76

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$25,000	C, S	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	$24,510
72,125	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	71,068
53,000	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	52,327
10,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	10,216
128,383	C, S	Banc of America Funding Corp., 5.851%, due 05/20/36	127,121
46,000	C, S	Banc of America Mortgage Securities, Inc., 4.144%, due 07/25/34	44,921
36,527	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	36,223
35,587	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	34,079
256,788	C, S	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	257,791
87,228	C, S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/46	87,931
69,000	C, S	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	67,936
225,973	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	225,720
104,878	C, S	Chaseflex Trust, 6.500%, due 02/25/37	105,415
47,455	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	47,136
92,225	C, S	Countrywide Alternative Loan Trust, 5.419%, due 10/25/35	89,586
113,155	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	111,766
38,453	C, S	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	38,649
33,397	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	31,838
350,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	344,614
30,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.781%, due 04/15/62	31,809
160,649	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	161,705
390,735	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	401,744
36,931	C, S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	36,302
10,000	C, S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	9,722
66,094	C, S	GMAC Mortgage Corp. Loan Trust, 4.597%, due 10/19/33	64,153

Principal Amount			Value

$57,988	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	$57,387
93,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	92,025
22,568	#, C, S	GSMPS Mortgage Loan Trust, 5.670%, due 01/25/35	22,676
54,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	52,457
11,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35	11,088
8,681	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.024%, due 04/15/45	8,754
121,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	122,423
28,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	27,157
216,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	210,257
124,492	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	122,690
10,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	9,335
42,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	41,537
152,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	156,091
266,367	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	255,171
370,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	360,762
264,643	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	252,228
87,306	C, S	RAAC Series, 5.250%, due 09/25/34	85,371
40,108	C, S	Thornburg Mortgage Securities Trust, 5.690%, due 09/25/34	40,166
10,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	9,924
591,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.839%, due 07/25/47	591,000
203,047	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.000%, due 12/25/18	198,446
488,729	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.474%, due 01/25/47	485,005
260,909	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	260,015

See Accompanying Notes to Financial Statements

77

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$58,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.826%, due 10/25/36	$58,004
341,886	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.529%, due 11/25/46	342,247
53,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	51,811
61,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.795%, due 07/25/34	59,505
31,074	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.257%, due 10/25/35	30,083
224,868	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35	219,484
212,611	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.668%, due 12/25/36	210,087

		Total Collateralized Mortgage Obligations (Cost $ 7,299,729 )	7,195,818

MUNICIPAL BONDS: 0.1%
California: 0.0%
61,000	C	City of San Diego, 7.125%, due 06/01/32	61,957

			61,957

Michigan: 0.1%
105,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	107,190

			107,190

		Total Municipal Bonds (Cost $165,994 )	169,147

		Total Long-Term Investments (Cost $246,993,408)	289,367,199

SHORT-TERM INVESTMENTS: 15.5%
Commercial Paper: 0.4%
1,250,000	@@, #, Z	ASB Finance Ltd., 5.180%, due 08/06/07	1,243,381

		Total Commercial Paper (Cost $1,243,381)	1,243,381

Shares
Mutual Fund: 5.4%
16,000,000	**, S	ING Institutional Prime Money Market Fund	16,000,000

		Total Mutual Fund (Cost $16,000,000)	16,000,000

Principal Amount	Value

Repurchase Agreement: 0.3%

$931,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $931,411 to be received upon repurchase (Collateralized by $1,995,000 Resolution Funding Corporation, Discount Note, Market Value $950,837, due 01/15/21)		$931,000

	Total Repurchase Agreement (Cost $931,000)		931,000

Securities Lending Collateralcc: 9.4%
28,018,000	The Bank of New York Institutional Cash Reserves Fund		28,018,000

	Total Securities Lending Collateral (Cost $28,018,000)		28,018,000

	Total Short-Term Investments (Cost $46,192,381)		46,192,381

	Total Investments in Securities (Cost $293,185,789)*	112.6%	$335,559,580
	Other Assets and Liabilities - Net	(12.6)	(37,625,937)

	Net Assets	100.0%	$297,933,643

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
**	Investment in affiliate
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $294,763,664.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$44,034,080
Gross Unrealized Depreciation	(3,238,164)

Net Unrealized Appreciation	$40,795,916

See Accompanying Notes to Financial Statements

78

ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

ING VP Strategic Allocation Growth Portfolio Open Futures Contracts on June 30, 2007:

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 400 E-Mini	4	361,380	09/21/07	$(2,461)
S&P 500	6	2,273,100	09/20/07	(24,957)
U.S. Treasury 2-Year Note	3	611,344	09/28/07	(992)
U.S. Treasury 5-Year Note	22	2,289,719	09/28/07	(14,125)
U.S. Treasury Long Bond	16	1,724,000	09/19/07	12,941

				$(29,594)

See Accompanying Notes to Financial Statements

79

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED)

Investment Type Allocation

as of March 30, 2007

(as a percent of net assets)

Common Stock	70.1%
U.S. Government Agency Obligations	9.4%
Collateralized Mortgage Obligations	7.5%
U.S. Treasury Obligations	6.8%
Mutual Fund	6.0%
Corporate Bonds/Notes	3.9%
Assets-Backed Securities	0.5%
Commercial Paper	0.4%
Preferred Stock	0.4%
Repurchase Agreement	0.4%
Municipal Bonds	0.2%
Exchange-Traded Funds	0.1%
Other Assets and Liabilities — Net	(5.7)%

Net Assets	100.0%

*	Includes Securities Lending Collateral

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 70.1%
Advertising: 0.6%
400		Catalina Marketing Corp.	$12,600
400	@, L	inVentiv Health, Inc.	14,644
30,600		Omnicom Group	1,619,352

			1,646,596

Aerospace/Defense: 2.8%
400	@, L	Armor Holdings, Inc.	34,748
3,900		Boeing Co.	375,024
600		Curtiss-Wright Corp.	27,966
700		DRS Technologies, Inc.	40,089
3,500		General Dynamics Corp.	273,770
24,300		Lockheed Martin Corp.	2,287,359
40,082		Raytheon Co.	2,160,019
38,300		United Technologies Corp.	2,716,619

			7,915,594

Agriculture: 1.1%
5,100	@	Alliance One International, Inc.	51,255
21,850		Altria Group, Inc.	1,532,559
19,637	@@	British American Tobacco PLC	669,729
700		Universal Corp.	42,644
15,100	L	UST, Inc.	811,021

			3,107,208

Airlines: 0.1%
1,000	@	Airtran Holdings, Inc.	10,920
800	@, L	Alaska Air Group, Inc.	22,288
37,705	@, @@	British Airways PLC	315,360
3,123		Skywest, Inc.	74,421

			422,989

Apparel: 0.8%
25,000	@	Coach, Inc.	1,184,750
600	@, L	CROCS, Inc.	25,818
300	@, L	Deckers Outdoor Corp.	30,270

Shares			Value

1,590	@	Gymboree Corp.	$62,662
2,500	@, L	Hanesbrands, Inc.	67,575
1,100	@, L	Iconix Brand Group, Inc.	24,442
1,800		Kellwood Co.	50,616
800		K-Swiss, Inc.	22,664
100		Oxford Industries, Inc.	4,434
1,100		Phillips-Van Heusen	66,627
5,400		Polo Ralph Lauren Corp.	529,794
300	@	Skechers USA, Inc.	8,760
500		Stride Rite Corp.	10,130
400	@	Timberland Co.	10,076
2,000		Wolverine World Wide, Inc.	55,420

			2,154,038

Auto Manufacturers: 0.6%
44,500	L	Ford Motor Co.	419,190
73,000	@@	Fuji Heavy Industries Ltd.	349,139
39,400	@@	Nissan Motor Co., Ltd.	421,812
800		Oshkosh Truck Corp.	50,336
6,300		Paccar, Inc.	548,352

			1,788,829

Auto Parts & Equipment: 0.0%
2,400	L	ArvinMeritor, Inc.	53,280
900	@	Lear Corp.	32,049
800	L	Standard Motor Products, Inc.	12,024

			97,353

Banks: 6.1%
5,100	L	Associated Banc-Corp.	166,770
29,494	@@, L	Banco Bilbao Vizcaya Argentaria SA	721,273
71,250		Bank of America Corp.	3,483,397
500		Bank of Hawaii Corp.	25,820
2,300	@@	Bank of Ireland - Dublin Exchange	46,461
22,700	@@	Bank of Ireland - London Exchange	457,333
8,000	@	Bank of New York Co., Inc.	331,520
43,000	@@	Bank of Yokohama Ltd.	301,162
33,967	@@	Barclays PLC	472,580
200	L	Cathay General Bancorp.	6,708
200		Central Pacific Financial Corp.	6,602
6,600	L	Colonial BancGroup, Inc.	164,802
8,100		Comerica, Inc.	481,707
200		Community Bank System, Inc.	4,004
1,500		Compass Bancshares, Inc.	103,470
1,300	L	Corus Bankshares, Inc.	22,438
4,308	@@	Deutsche Bank AG	623,487
1,686	L	East-West Bancorp., Inc.	65,552
2,900	@@, L	First Bancorp.	31,871
1,000	L	First Financial Bancorp.	14,990
200		First Indiana Corp.	4,424
1,000		First Midwest Bancorp., Inc.	35,510
400		First Republic Bank	21,464
3,100		FirstMerit Corp.	64,883
16,057	@@	Fortis	680,557
1,100	L	Fremont General Corp.	11,836
1,100		Frontier Financial Corp.	24,783
600		Greater Bay Bancorp.	16,704
2,000		Hanmi Financial Corp.	34,120
53,603	@@	HSBC Holdings PLC	981,497
22,100		Huntington Bancshares, Inc.	502,554
1,300		Independent Bank Corp.	22,373
63,649	@@	Intesa Sanpaolo S.p.A.	474,550
600		Irwin Financial Corp.	8,982
3,500	@@	KBC Groep NV	471,689
2,874	@@	Kookmin Bank ADR	252,107

See Accompanying Notes to Financial Statements

80

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Banks: (continued)
45	@@	Mitsubishi UFJ Financial Group, Inc.	$495,931
300		Nara Bancorp., Inc.	4,779
16,800	@@	National Australia Bank Ltd.	583,844
1,400	L	Provident Bankshares Corp.	45,892
25,400		Regions Financial Corp.	840,740
3,075	@@	Societe Generale	569,731
28,000	@@	Sumitomo Trust & Banking Co., Ltd.	266,687
700		Susquehanna Bancshares, Inc.	15,659
1,900		UCBH Holdings, Inc.	34,713
3,000	@@, L	Uniao de Bancos Brasileiros SA GDR	338,610
1,800	L	United Bankshares, Inc.	57,240
18,450	L	Wachovia Corp.	945,563
1,800		Webster Financial Corp.	76,806
53,500		Wells Fargo & Co.	1,881,595
2,000		Whitney Holding Corp.	60,200
600		Wilshire Bancorp., Inc.	7,308

			17,365,278

Beverages: 0.4%
9,847	@@	Coca-Cola Hellenic Bottling Co. SA	453,134
7,924	@@	Fomento Economico Mexicano SA de CV ADR	311,572
400	@	Hansen Natural Corp.	17,192
8,900		Pepsi Bottling Group, Inc.	299,752
2,900		PepsiAmericas, Inc.	71,224

			1,152,874

Biotechnology: 0.1%
600	@	Arqule, Inc.	4,230
1,600	@	Biogen Idec, Inc.	85,600
330	@	Digene Corp.	19,817
300	@, L	Enzo Biochem, Inc.	4,485
300	@, L	Integra LifeSciences Holdings Corp.	14,826
700	@, L	Invitrogen Corp.	51,625
8,600	@, L	Millennium Pharmaceuticals, Inc.	90,902
800	@, L	PDL BioPharma, Inc.	18,640
1,100	@, L	Regeneron Pharmaceuticals, Inc.	19,712
300	@	Savient Pharmaceuticals, Inc.	3,726
900	@, L	Vertex Pharmaceuticals, Inc.	25,704

			339,267

Building Materials: 0.5%
200	@	Drew Industries, Inc.	6,628
600		Florida Rock Industries, Inc.	40,500
300		Gibraltar Industries, Inc.	6,645
12,488	@@, L	Italcementi S.p.A.	385,560
1,900		Lennox International, Inc.	65,037
100		Martin Marietta Materials, Inc.	16,202
27,100		Masco Corp.	771,537
900	L	Universal Forest Products, Inc.	38,034

			1,330,143

Chemicals: 1.0%
900	L	Albemarle Corp.	34,677
100		Arch Chemicals, Inc.	3,514
5,300		Ashland, Inc.	338,935
2,200	L	Cabot Corp.	104,896
1,800	L	Chemtura Corp.	19,998
40,436	@@	Croda International	513,628
500		Ferro Corp.	12,465
1,100		HB Fuller Co.	32,879
2,400		Lubrizol Corp.	154,920
3,849	L	Lyondell Chemical Co.	142,875

Shares			Value

5,600		Monsanto Co.	$378,224
4,300	L	Olin Corp.	90,300
300	@	OM Group, Inc.	15,876
200		Penford Corp.	5,458
5,800	@, L	PolyOne Corp.	41,702
1,700		PPG Industries, Inc.	129,387
200		Quaker Chemical Corp.	4,720
500		Sensient Technologies Corp.	12,695
8,000		Sigma-Aldrich Corp.	341,360
63,000	@@	Sumitomo Chemical Co., Ltd.	422,756
1,200	L	Tronox, Inc.	16,860
700		Valspar Corp.	19,887

			2,838,012

Coal: 0.0%
1,200		Massey Energy Co.	31,980

			31,980

Commercial Services: 1.1%
2,900		ABM Industries, Inc.	74,849
500		Administaff, Inc.	16,745
800	@	Alliance Data Systems Corp.	61,824
900	L	Arbitron, Inc.	46,377
1,100		Bowne & Co., Inc.	21,461
32,873	@, @@	Brambles Ltd.	338,901
400	@	Bright Horizons Family Solutions, Inc.	15,564
1,200	@	Career Education Corp.	40,524
200		Chemed Corp.	13,258
1,000	@, W	ChoicePoint, Inc.	42,450
600	@, L	Coinstar, Inc.	18,888
100	@	Consolidated Graphics, Inc.	6,928
14,500	@	Convergys Corp.	351,480
600	L	Corporate Executive Board Co.	38,946
270		CPI Corp.	18,765
1,900		DeVry, Inc.	64,638
600	@, L	Heidrick & Struggles International, Inc.	30,744
500	@	ITT Educational Services, Inc.	58,690
1,000		Kelly Services, Inc.	27,460
100	@, L	Kendle International, Inc.	3,677
2,800	@	Korn/Ferry International	73,528
2,000	@	Labor Ready, Inc.	46,220
600	@	Laureate Education, Inc.	36,996
400	@	Live Nation, Inc.	8,952
1,900		Manpower, Inc.	175,256
400	L	MAXIMUS, Inc.	17,352
12,350		McKesson Corp.	736,554
500	@, L	Midas, Inc.	11,335
6,000	@	MPS Group, Inc.	80,220
600	@, L	Pre-Paid Legal Services, Inc.	38,586
1,100	@	Quanta Services, Inc.	33,737
500		Rollins, Inc.	11,385
1,300	L	Sotheby’s	59,826
2,200	@	Spherion Corp.	20,658
200	L	Strayer Education, Inc.	26,342
200	@	Universal Technical Institute, Inc.	5,078
8,967	@@	USG People NV	420,727
165	@	Vertrue, Inc.	8,049
1,300	W, L	Viad Corp.	54,821
850	@	Volt Information Sciences, Inc.	15,674
900		Watson Wyatt Worldwide, Inc.	45,432

			3,218,897

See Accompanying Notes to Financial Statements

81

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Computers: 4.5%
1,200	@	Affiliated Computer Services, Inc.	$68,064
900		Agilysys, Inc.	20,250
8,400	@	Apple, Inc.	1,025,136
1,400	@	BISYS Group, Inc.	16,562
1,155	@, L	CACI International, Inc.	56,422
2,400	@	Cadence Design Systems, Inc.	52,704
1,700	@	Ceridian Corp.	59,500
2,400	@	Ciber, Inc.	19,632
3,800	@	Computer Sciences Corp.	224,770
59,500	@	Dell, Inc.	1,698,725
400	@, L	DST Systems, Inc.	31,684
17,700		Electronic Data Systems Corp.	490,821
77,900	@	EMC Corp.	1,409,990
100		Factset Research Systems, Inc.	6,835
58,300		Hewlett-Packard Co.	2,601,346
1,500		Imation Corp.	55,290
33,050		International Business Machines Corp.	3,478,513
500		Jack Henry & Associates, Inc.	12,875
8,500	@	Lexmark International, Inc.	419,135
500	@	Manhattan Associates, Inc.	13,955
400	@, L	Mercury Computer Systems, Inc.	4,880
876	@, L	Micros Systems, Inc.	47,654
13,000	@	Network Appliance, Inc.	379,600
400	@, L	Palm, Inc.	6,404
300	@	Radisys Corp.	3,720
5,900	@, L	Sandisk Corp.	288,746
2,400	@, L	SRA International, Inc.	60,624
900	@	SYKES Enterprises, Inc.	17,091
4,200	@	Synopsys, Inc.	111,006
3,600	@, L	Western Digital Corp.	69,660

			12,751,594

Cosmetics/Personal Care: 1.1%
2,300		Alberto-Culver Co.	54,556
200	@, L	Chattem, Inc.	12,676
3,600	L	Estee Lauder Cos., Inc.	163,836
48,200		Procter & Gamble Co.	2,949,358

			3,180,426

Distribution/Wholesale: 0.2%
1,500	L	Building Materials Holding Corp.	21,285
700		CDW Corp.	59,479
600	@	Ingram Micro, Inc.	13,026
19,000	@@	Sumitomo Corp.	346,399

			440,189

Diversified Financial Services: 4.2%
900		AG Edwards, Inc.	76,095
4,150		American Express Co.	253,897
1,300	@, L	AmeriCredit Corp.	34,515
63,900		Citigroup, Inc.	3,277,431
900	L	Financial Federal Corp.	26,838
10,100		Goldman Sachs Group, Inc.	2,189,175
900	L	IndyMac Bancorp., Inc.	26,253
600	@, L	Investment Technology Group, Inc.	25,998
1,500		Jefferies Group, Inc.	40,470
52,700		JP Morgan Chase & Co.	2,553,315
130	@@	Kenedix, Inc.	241,955
600	@, L	LaBranche & Co., Inc.	4,428
3,700		Lehman Brothers Holdings, Inc.	275,724
8,300		Merrill Lynch & Co., Inc.	693,714
17,150		Morgan Stanley	1,438,542
300	@, L	Piper Jaffray Cos.	16,719

Shares			Value

3,100		Raymond James Financial, Inc.	$95,790
2,420	@@	SFCG Co., Ltd.	405,450
3,800		SLM Corp.	218,804
400	L	SWS Group, Inc.	8,648
400	@	TradeStation Group, Inc.	4,660
100	@, L	World Acceptance, Corp.	4,273

			11,912,694

Electric: 2.5%
600		Allete, Inc.	28,230
4,400	@	Aquila, Inc.	17,996
100	L	Central Vermont Public Service Corp.	3,768
18,200		Edison International	1,021,384
1,700	@	El Paso Electric Co.	41,752
1,800		Energy East Corp.	47,302
18,300		Entergy Corp.	1,964,505
50,079	@@	International Power PLC	430,463
6,400		MDU Resources Group, Inc.	179,456
4,300		Northeast Utilities	121,948
1,700		NSTAR	55,165
2,500		OGE Energy Corp.	91,625
3,100		Pepco Holdings, Inc.	87,420
14,300		Public Service Enterprise Group, Inc.	1,255,254
1,400		Puget Energy, Inc.	33,852
5,600	@@	RWE AG	594,049
13,087	@@	Scottish & Southern Energy PLC	379,448
600	@	Sierra Pacific Resources	10,536
11,600	@@	Tokyo Electric Power Co., Inc.	373,136
5,000		TXU Corp.	336,500
2,100		Westar Energy, Inc.	50,988

			7,124,777

Electrical Components & Equipment: 0.1%
500	@, L	Advanced Energy Industries, Inc.	11,330
1,700	W	Ametek, Inc.	67,456
500		Belden Cdt, Inc.	27,675
200	@	Energizer Holdings, Inc.	19,920
500	@, L	Greatbatch, Inc.	16,200
500	@, L	Littelfuse, Inc.	16,885
800	@	Magnetek, Inc.	4,120
300		Vicor Corp.	3,969

			167,555

Electronics: 0.8%
2,100		Amphenol Corp.	74,865
300		Analogic Corp.	22,053
1,300	@, L	Avnet, Inc.	51,532
100		Bel Fuse, Inc.	3,403
900	@	Benchmark Electronics, Inc.	20,358
800	@	Checkpoint Systems, Inc.	20,200
2,215	@, L	Coherent, Inc.	67,580
1,000		CTS Corp.	12,660
900	L	Cubic Corp.	27,162
400	@, L	Cymer, Inc.	16,080
300	@	Dionex Corp.	21,297
900	@	FEI Co.	29,214
200	@	Flir Systems, Inc.	9,250
3,400		Gentex Corp.	66,946
12,900	@@	Hoya Corp.	427,933
200	@, L	Itron, Inc.	15,588
300		Keithley Instruments, Inc.	3,765
1,000	@	Kemet Corp.	7,050
14,995	@@	Koninklijke Philips Electronics NV	635,442
1,700		Methode Electronics, Inc.	26,605
600		National Instruments Corp.	19,542
900	@	Photon Dynamics, Inc.	9,810
600	@	Planar Systems, Inc.	4,494

See Accompanying Notes to Financial Statements

82

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Electronics: (continued)
200	@	Plexus Corp.	$4,598
200		Technitrol, Inc.	5,734
8,700		Tektronix, Inc.	293,538
2,600	@	Thomas & Betts Corp.	150,800
1,400	@	Trimble Navigation Ltd.	45,080
1,300	@	Varian, Inc.	71,279
3,900	@	Vishay Intertechnology, Inc.	61,698
400		Woodward Governor Co.	21,468
700	L	X-Rite, Inc.	10,339

			2,257,363

Energy — Alternate Sources: 0.0%
1,200	@, L	Headwaters, Inc.	20,724

			20,724

Engineering & Construction: 0.4%
4,300	@@	Bouygues SA	360,277
800	@	Dycom Industries, Inc.	23,984
1,300	@	EMCOR Group, Inc.	94,770
2,000		Granite Construction, Inc.	128,360
2,913	@@	Hochtief AG	317,214
2,900	@, L	Jacobs Engineering Group, Inc.	166,779
3,200	@	KBR, Inc.	83,936
700	@	Shaw Group, Inc.	32,403
740	@	URS Corp.	35,927

			1,243,650

Entertainment: 0.0%
1,000	@, L	Macrovision Corp.	30,060
500	@	Pinnacle Entertainment, Inc.	14,075

			44,135

Environmental Control: 0.0%
1,450	@	Waste Connections, Inc.	43,848
2,400		Waste Management, Inc.	93,720

			137,568

Food: 1.5%
311,000	@@	China Yurun Food Group Ltd.	347,716
1,480		Corn Products International, Inc.	67,266
3,700	@	Dean Foods Co.	117,919
900		Flowers Foods, Inc.	30,024
31,777		General Mills, Inc.	1,856,412
700	@	Hain Celestial Group, Inc.	18,998
869		Hormel Foods Corp.	32,457
200		J&J Snack Foods Corp.	7,548
400	L	Nash Finch Co.	19,800
2,524	@@	Nestle SA	959,053
100	@	Ralcorp Holdings, Inc.	5,345
1,000	L	Ruddick Corp.	30,120
500	L	Sanderson Farms, Inc.	22,510
2,900	@	Smithfield Foods, Inc.	89,291
200	L	Spartan Stores, Inc.	6,582
38,933	@@	Tate & Lyle PLC	441,822
600	@	TreeHouse Foods, Inc.	15,966
3,252	@@, L	Wimm-Bill-Dann Foods OJSC ADR	338,241

			4,407,070

Forest Products & Paper: 0.2%
1,300	L	Bowater, Inc.	32,435
1,100	@	Buckeye Technologies, Inc.	17,017
500	L	Neenah Paper, Inc.	20,630
1,700		Rock-Tenn Co.	53,924
17,724	@, @@	Smurfit Kappa PLC	445,973
1,200		Wausau Paper Corp.	16,080

			586,059

Shares			Value

Gas: 0.2%
900		AGL Resources, Inc.	$36,432
200		Atmos Energy Corp.	6,012
200	L	Cascade Natural Gas Corp.	5,282
2,114		Energen Corp.	116,143
2,000		KeySpan Corp.	83,960
900		Northwest Natural Gas Co.	41,571
1,200		Southern Union Co.	39,108
1,500		Southwest Gas Corp.	50,715
3,830		UGI Corp.	104,482
2,500		WGL Holdings, Inc.	81,600

			565,305

Hand/Machine Tools: 0.2%
5,900		Black & Decker Corp.	521,029
1,700		Snap-On, Inc.	85,867

			606,896

Healthcare — Products: 1.1%
1,500	@, L	Advanced Medical Optics, Inc.	52,320
300	@	Arthrocare Corp.	13,173
5,300		Baxter International, Inc.	298,602
700	@, L	Biolase Technology, Inc.	4,249
2,700		Biomet, Inc.	123,444
1,400	@, L	Cytyc Corp.	60,354
100		Datascope Corp.	3,828
3,624		Densply International, Inc.	138,654
2,200	@, L	Edwards Lifesciences Corp.	108,548
900	@	Gen-Probe, Inc.	54,378
1,000	@, L	Haemonetics Corp.	52,610
1,000	@, L	Henry Schein, Inc.	53,430
884	@, L	Hologic, Inc.	48,894
300	@, L	ICU Medical, Inc.	12,882
367	@, L	Idexx Laboratories, Inc.	34,729
700	@	Immucor, Inc.	19,579
200	@, L	Intuitive Surgical, Inc.	27,754
27,800		Johnson & Johnson	1,713,036
400	L	LCA-Vision, Inc.	18,904
800	L	Mentor Corp.	32,544
800	@	Osteotech, Inc.	5,760
500	@, L	Palomar Medical Technologies, Inc.	17,355
400	@	Possis Medical, Inc.	4,352
1,200	@, L	PSS World Medical, Inc.	21,864
915	@	Respironics, Inc.	38,970
600	@, L	SurModics, Inc.	30,000
1,200	@	Techne Corp.	68,652

			3,058,865

Healthcare — Services: 1.4%
3,700		Aetna, Inc.	182,780
2,000	@	AMERIGROUP Corp.	47,600
600	@, L	Amsurg Corp.	14,484
1,300	@, L	Centene Corp.	27,846
7,450	@	Coventry Health Care, Inc.	429,493
8,700	@@	Fresenius Medical Care AG & Co. KGaA	399,877
300	@	Genesis HealthCare Corp.	20,526
800	@, L	Gentiva Health Services, Inc.	16,048
2,100	@	Health Net, Inc.	110,880
600	@, L	Healthways, Inc.	28,422
8,350	@	Humana, Inc.	508,599
2,200	@	Lincare Holdings, Inc.	87,670
1,360	@, L	Pediatrix Medical Group, Inc.	75,004
800	@, L	Sierra Health Services, Inc.	33,264
300	@	Sunrise Senior Living, Inc.	11,997

See Accompanying Notes to Financial Statements

83

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Healthcare — Services: (continued)
1,100	@	Triad Hospitals, Inc.	$59,136
28,100		UnitedHealth Group, Inc.	1,437,034
800	@, L	WellCare Health Plans, Inc.	72,408
5,400	@	WellPoint, Inc.	431,082

			3,994,150

Holding Companies — Diversified: 0.2%
2,200	L	Leucadia National Corp.	77,550
3,607	@@	LVMH Moet Hennessy Louis Vuitton SA	415,039

			492,589

Home Builders: 0.3%
900	@, L	Champion Enterprises, Inc.	8,847
112,500	@, @@	Haseko Corp.	332,684
6,900	L	KB Home	271,653
1,900	L	MDC Holdings, Inc.	91,884
100	@, L	NVR, Inc.	67,975
1,999		Thor Industries, Inc.	90,235
700	L	Winnebago Industries	20,664

			883,942

Home Furnishings: 0.2%
400	@	Audiovox Corp.	5,188
800		Ethan Allen Interiors, Inc.	27,400
700		Harman International Industries, Inc.	81,760
20,000	@@	Matsushita Electric Industrial Co., Ltd.	396,343

			510,691

Household Products/Wares: 0.4%
2,700		American Greetings Corp.	76,491
1,700		Blyth, Inc.	45,186
400	@, L	Central Garden and Pet Co.	4,692
8,400	@@	Henkel KGaA - Vorzug	442,644
5,900		Kimberly-Clark Corp.	394,651
1,200	@, L	Playtex Products, Inc.	17,772
1,300		Tupperware Corp.	37,362
300		WD-40 Co.	9,861

			1,028,659

Housewares: 0.0%
100		National Presto Industries, Inc.	6,234
400		Toro Co.	23,556

			29,790

Insurance: 4.6%
12,200	@@	ACE Ltd.	762,744
17,800		Allstate Corp.	1,094,878
3,575		American Financial Group, Inc.	122,086
23,100		American International Group, Inc.	1,617,693
2,200		Arthur J Gallagher & Co.	61,336
1,300		Brown & Brown, Inc.	32,682
14,700		Chubb Corp.	795,858
600		Commerce Group, Inc.	20,832
2,100		Delphi Financial Group	87,822
1,800	@@	Everest Re Group Ltd.	195,552
31,800		Genworth Financial, Inc.	1,093,920
1,100		Hanover Insurance Group, Inc.	53,669
10,440		Hartford Financial Services Group, Inc.	1,028,444
4,800		HCC Insurance Holdings, Inc.	160,368
200		Hilb Rogal & Hobbs Co.	8,572
900		Horace Mann Educators Corp.	19,116
300		Infinity Property & Casualty Corp.	15,219
620	L	Landamerica Financial Group, Inc.	59,824

Shares			Value

193,613	@@	Legal & General Group PLC	$580,851
700		Mercury General Corp.	38,577
20,650		Metlife, Inc.	1,331,512
700		Ohio Casualty Corp.	30,317
2,730		Old Republic International Corp.	58,040
1,840	@	Philadelphia Consolidated Holding Co.	76,912
1,000		PMI Group, Inc.	44,670
800	L	Presidential Life Corp.	15,728
1,200	@, L	ProAssurance Corp.	66,804
1,300		Protective Life Corp.	62,153
13,581		Prudential Financial, Inc.	1,320,481
910	L	Radian Group, Inc.	49,140
1,100		RLI Corp.	61,545
700		Safety Insurance Group, Inc.	28,980
3,090		Selective Insurance Group	83,059
800		Stancorp Financial Group, Inc.	41,984
18,600		Travelers Cos., Inc.	995,100
300		United Fire & Casualty Co.	10,614
1,200		Unitrin, Inc.	59,016
5,517		WR Berkley Corp.	179,523
900		Zenith National Insurance Corp.	42,381
2,040	@@	Zurich Financial Services AG	630,626

			13,038,628

Internet: 0.9%
5,900	@, L	Amazon.com, Inc.	403,619
400	@	Authorize.Net Holdings, Inc.	7,156
200	@, L	Blue Coat Systems, Inc.	9,904
700	@, L	Blue Nile, Inc.	42,280
400	@, L	Digital River, Inc.	18,100
400	@, L	F5 Networks, Inc.	32,240
200	@	Google, Inc.	104,676
11,000	@, L	IAC/InterActiveCorp.	380,710
1,000	@	Infospace, Inc.	23,210
500	@, L	j2 Global Communications, Inc.	17,450
3,090	@	McAfee, Inc.	108,768
1,300	@	Napster, Inc.	4,420
700	@, L	NetFlix, Inc.	13,573
500	@	PC-Tel, Inc.	4,375
1,200	@, L	Secure Computing Corp.	9,108
5,729	@, @@	SeLoger.com	318,074
800	@, L	Stamps.com, Inc.	11,024
31,200	@	Symantec Corp.	630,240
900	L	United Online, Inc.	14,841
1,200	@	Valueclick, Inc.	35,352
11,200	@	VeriSign, Inc.	355,376
800	@	Websense, Inc.	17,000

			2,561,496

Iron/Steel: 0.8%
320		Carpenter Technology Corp.	41,699
500		Chaparral Steel Co.	35,935
820	L	Cleveland-Cliffs, Inc.	63,689
300	@	Material Sciences Corp.	3,537
19,700		Nucor Corp.	1,155,405
300		Reliance Steel & Aluminum Co.	16,878
200		Ryerson, Inc.	7,530
200		Steel Dynamics, Inc.	8,382
96,000	@@	Sumitomo Metal Industries Ltd.	564,400
3,900	L	United States Steel Corp.	424,125

			2,321,580

Leisure Time: 0.2%
63,257	@@	First Choice Holidays PLC	401,782
3,100		Harley-Davidson, Inc.	184,791
700	@	K2, Inc.	10,633
1,310	L	Polaris Industries, Inc.	70,950

			668,156

See Accompanying Notes to Financial Statements

84

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Lodging: 0.1%
2,000		Harrah’s Entertainment, Inc.	$170,520
300	@, L	Monarch Casino & Resort, Inc.	8,055

			178,575

Machinery — Construction & Mining: 0.5%
24,790	@@	Atlas Copco AB - Class B	387,788
4,400		Caterpillar, Inc.	344,520
16,600	@@	Hitachi Construction Machinery Co., Ltd.	576,783
1,900	L	Joy Global, Inc.	110,827

			1,419,918

Machinery — Diversified: 0.6%
1,400	@	AGCO Corp.	60,774
1,400		Applied Industrial Technologies, Inc.	41,300
200		Cascade Corp.	15,688
8,300		Cummins, Inc.	840,043
500	@	Gardner Denver, Inc.	21,275
11,187	@@	Heidelberger Druckmaschinen	539,652
600		IDEX Corp.	23,124
400	@, L	Intevac, Inc.	8,504
900		Manitowoc Co., Inc.	72,342
1,500	L	Nordson Corp.	75,240
200		Robbins & Myers, Inc.	10,626

			1,708,568

Media: 2.0%
1,300		Belo Corp.	26,767
5,400		Clear Channel Communications, Inc.	204,228
30,000		McGraw-Hill Cos., Inc.	2,042,400
600	@, W	Radio One, Inc.	4,236
13,683	@@	Vivendi	588,612
81,700		Walt Disney Co.	2,789,238
100		Washington Post	77,609

			5,733,090

Metal Fabricate/Hardware: 0.1%
450	L	AM Castle & Co.	16,160
2,300		Commercial Metals Co.	77,671
100		Lawson Products	3,870
600		Mueller Industries, Inc.	20,664
862		Quanex Corp.	41,979

			160,344

Mining: 0.4%
9,100		Alcoa, Inc.	368,823
25,444	@@	BHP Billiton Ltd.	760,285
300	@	Century Aluminum Co.	16,389

			1,145,497

Miscellaneous Manufacturing: 2.5%
1,100		3M Co.	95,469
1,600		Acuity Brands, Inc.	96,448
370	L	AO Smith Corp.	14,759
98		Aptargroup, Inc.	3,485
400	@, L	Ceradyne, Inc.	29,584
2,700		Cooper Industries Ltd.	154,143
2,500		Crane Co.	113,625
5,500	L	Eastman Kodak Co.	153,065
7,500		Eaton Corp.	697,500
1,120	@	EnPro Industries, Inc.	47,925
50,892		General Electric Co.	1,948,146
3,900		ITT Corp.	266,292
31,500	@@	Konica Minolta Holdings, Inc.	464,266
400	@	Lydall, Inc.	5,844
400		Myers Industries, Inc.	8,844
10,500		Parker Hannifin Corp.	1,028,055

Shares			Value

1,900	L	Pentair, Inc.	$73,283
500		Roper Industries, Inc.	28,550
7,173	@@	Siemens AG	1,027,186
300		Standex International Corp.	8,532
1,100	@, L	Sturm Ruger & Co., Inc.	17,072
1,889		Teleflex, Inc.	154,482
2,000		Tredegar Corp.	42,600
20,700	@	Tyco International Ltd.	699,453

			7,178,608

Office Furnishings: 0.0%
1,972		Herman Miller, Inc.	62,315
1,000		HNI, Corp.	41,000
500		Interface, Inc.	9,430

			112,745

Office/Business Equipment: 0.0%
3,700	@	Xerox Corp.	68,376

			68,376

Oil & Gas: 7.1%
700	@, L	Atwood Oceanics, Inc.	48,034
1,400		Cabot Oil & Gas Corp.	51,632
46,081		Chevron Corp.	3,881,863
3,900		Cimarex Energy Co.	153,699
16,600		ConocoPhillips	1,303,100
17,000	@@	ERG S.p.A.	461,519
80,150		ExxonMobil Corp.	6,722,982
700	@	Forest Oil Corp.	29,582
1,700		Frontier Oil Corp.	74,409
4,510		Helmerich & Payne, Inc.	159,744
43,900		Marathon Oil Corp.	2,632,244
600	@	Newfield Exploration Co.	27,330
3,880		Noble Energy, Inc.	242,073
11,600		Occidental Petroleum Corp.	671,408
2,980	@@, L	Petroleo Brasileiro SA ADR	361,385
500	@, L	Petroleum Development Corp.	23,740
1,500	L	Pogo Producing Co.	76,185
3,300	@, L	Pride International, Inc.	123,618
23,155	@@	Royal Dutch Shell PLC - Class B	965,240
400	@	Southwestern Energy Co.	17,800
900		St. Mary Land & Exploration Co.	32,958
400	@	Swift Energy Co.	17,104
9,800	@@	Total SA	794,567
700	@	Unit Corp.	44,037
17,100		Valero Energy Corp.	1,263,006

			20,179,259

Oil & Gas Services: 0.6%
300	@, L	Cameron International Corp.	21,441
400	@, L	Dril-Quip, Inc.	17,980
1,900	@	Grant Prideco, Inc.	102,277
23,620	L	Halliburton Co.	814,890
1,200	@, L	Hanover Compressor Co.	28,620
1,300	@, L	Helix Energy Solutions Group, Inc.	51,883
600	@	Hornbeck Offshore Services, Inc.	23,256
600		Lufkin Industries, Inc.	38,730
100	@	Oceaneering International, Inc.	5,264
20,550	@, @@	Petroleum Geo-Services ASA	513,145
1,000	@, L	SEACOR Holdings, Inc.	93,360
600	@, L	W-H Energy Services, Inc.	37,146

			1,747,992

Packaging & Containers: 0.2%
12,500	@	Pactiv Corp.	398,625
3,500		Sonoco Products Co.	149,835

			548,460

See Accompanying Notes to Financial Statements

85

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Pharmaceuticals: 3.7%
300		Alpharma, Inc.	$7,803
14,400		AmerisourceBergen Corp.	712,368
10,959	@@	AstraZeneca PLC	587,302
300	@, L	Bradley Pharmaceuticals, Inc.	6,513
8,500		Bristol-Myers Squibb Co.	268,260
1,000	@, L	Cephalon, Inc.	80,390
1,900	@	Endo Pharmaceuticals Holdings, Inc.	65,037
21,800	@	Forest Laboratories, Inc.	995,170
31,600	@@	GlaxoSmithKline PLC	823,180
400	@, L	HealthExtras, Inc.	11,832
22,000	@, L	King Pharmaceuticals, Inc.	450,120
1,600		Medicis Pharmaceutical Corp.	48,864
14,400		Merck & Co., Inc.	717,120
700	@, L	MGI Pharma, Inc.	15,659
19,600		Mylan Laboratories	356,524
1,300	@	NBTY, Inc.	56,160
1,600	@, L	Noven Pharmaceuticals, Inc.	37,520
4,223	@@	Omega Pharma SA	365,578
300		Omnicare, Inc.	10,818
89,050		Pfizer, Inc.	2,277,009
4,890	@@	Roche Holding AG	866,442
44,800		Schering-Plough Corp.	1,363,712
600	@, L	Sciele Pharma, Inc.	14,136
1,700	@	Sepracor, Inc.	69,734
1,140	@	Theragenics Corp.	4,754
600	@, L	USANA Health Sciences, Inc.	26,844
1,000	@, L	VCA Antech, Inc.	37,690
1,300	@	Viropharma, Inc.	17,940
5,300	@	Watson Pharmaceuticals, Inc.	172,409

			10,466,888

Pipelines: 0.1%
3,700		Oneok, Inc.	186,517

			186,517

Real Estate: 0.3%
26,000	@@	Cheung Kong Holdings Ltd.	340,693
14,000	@@	Mitsui Fudosan Co., Ltd.	392,397

			733,090

Real Estate Investment Trusts: 0.2%
2,510		Archstone-Smith Trust	148,366
100		EastGroup Properties, Inc.	4,382
315		Essex Property Trust, Inc.	36,635
4,000	L	Hospitality Properties Trust	165,960
2,400		Liberty Property Trust	105,432
900	L	LTC Properties, Inc.	20,475
200		PS Business Parks, Inc.	12,674

			493,924

Retail: 2.7%
600	@	99 Cents Only Stores	7,866
2,900	@, L	Aeropostale, Inc.	120,872
4,747		American Eagle Outfitters	121,808
500	@	AnnTaylor Stores Corp.	17,710
2,900	@	Autozone, Inc.	396,198
200		Barnes & Noble, Inc.	7,694
300		Big 5 Sporting Goods Corp.	7,650
11,600	@, L	Big Lots, Inc.	341,272
675		Brown Shoe Co., Inc.	16,416
300	L	Casey’s General Stores, Inc.	8,178
600		Cash America International, Inc.	23,790
700		Cato Corp.	15,358
200		CBRL Group, Inc.	8,496
1,200	@	CEC Entertainment, Inc.	42,240
300	@	Charlotte Russe Holding, Inc.	8,061
17,500		Costco Wholesale Corp.	1,024,100
3,600		Dollar General Corp.	78,912

Shares			Value

2,000	@	Dollar Tree Stores, Inc.	$87,100
17,100	@@	Don Quijote Co., Ltd.	342,105
2,000	@, L	Dress Barn, Inc.	41,040
14,300		Family Dollar Stores, Inc.	490,776
2,400	@	GameStop Corp.	93,840
300	@, L	Genesco, Inc.	15,693
410	@	Guitar Center, Inc.	24,522
400	@, L	Hibbett Sporting Goods, Inc.	10,952
1,700	@	HOT Topic, Inc.	18,479
400	L	IHOP Corp.	21,772
600	@	Insight Enterprises, Inc.	13,542
900	@	Jack in the Box, Inc.	63,846
13,400		JC Penney Co., Inc.	969,892
800	@, L	Jo-Ann Stores, Inc.	22,744
900	@, L	JOS A Bank Clothiers, Inc.	37,323
2,800	@	Kohl’s Corp.	198,884
6,900		Macy’s, Inc.	274,482
19,700		McDonald’s Corp.	999,972
882		Men’s Wearhouse, Inc.	45,044
300	L	Movado Group, Inc.	10,122
6,800	L	Nordstrom, Inc.	347,616
145	@, L	Panera Bread Co.	6,679
300	@	Papa John’s International, Inc.	8,628
2,075	@	Payless Shoesource, Inc.	65,466
1,200		Pep Boys - Manny, Moe & Jack	24,192
1,100		Petsmart, Inc.	35,695
600	@, L	PF Chang’s China Bistro, Inc.	21,120
7,200	L	RadioShack Corp.	238,608
700	@, L	Rare Hospitality International, Inc.	18,739
1,600	L	Regis Corp.	61,200
4,800		Ross Stores, Inc.	147,840
300	@, L	School Specialty, Inc.	10,632
2,268	@, L	Select Comfort Corp.	36,787
13,600	@@	Seven & I Holdings Co., Ltd.	388,761
2,177	@, L	Sonic Corp.	48,155
600	@	Texas Roadhouse, Inc.	7,674
6,500		TJX Cos., Inc.	178,750
100	@, L	Tractor Supply Co.	5,205
2,700		Triarc Cos.	42,390
500	@, L	Tween Brands, Inc.	22,300
100		World Fuel Services Corp.	4,206

			7,749,394

Savings & Loans: 0.4%
2,100	L	Bankunited Financial Corp.	42,147
1,700		First Niagara Financial Group, Inc.	22,270
1,100	@, L	FirstFed Financial Corp.	62,403
400		MAF Bancorp., Inc.	21,704
700		Washington Federal, Inc.	17,017
25,300		Washington Mutual, Inc.	1,078,792

			1,244,333

Semiconductors: 1.0%
1,800	@, L	Actel Corp.	25,038
900	@	AMIS Holdings, Inc.	11,268
7,900	@, L	Atmel Corp.	43,924
3,000	@	Brooks Automation, Inc.	54,450
300		Cohu, Inc.	6,675
1,100	@, L	DSP Group, Inc.	22,517
6,500	@, @@, L	Elpida Memory, Inc.	285,433
1,100	@	Exar Corp.	14,740
3,200	@	Integrated Device Technology, Inc.	48,864
900	@, L	International Rectifier Corp.	33,534
7,900	L	KLA-Tencor Corp.	434,105
3,000	@, L	Kulicke & Soffa Industries, Inc.	31,410
2,065	@	Lam Research Corp.	106,141
700		Micrel, Inc.	8,904
960	L	Microchip Technology, Inc.	35,558

See Accompanying Notes to Financial Statements

86

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

Semiconductors: (continued)
100	@, L	MKS Instruments, Inc.	$2,770
5,500		National Semiconductor Corp.	155,485
11,400	@	Novellus Systems, Inc.	323,418
1,080	@	Pericom Semiconductor Corp.	12,053
1,000	@	Photronics, Inc.	14,880
3,500	@	Semtech Corp.	60,655
17,400	@@	Shinko Electric Industries	374,465
5,400	@	Skyworks Solutions, Inc.	39,690
200	@, L	Standard Microsystems Corp.	6,868
27,353	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	304,439
16,400	@, L	Teradyne, Inc.	288,312
333	@, L	Varian Semiconductor Equipment Associates, Inc.	13,340

			2,758,936

Software: 1.6%
800		Acxiom Corp.	21,160
200	@, L	Advent Software, Inc.	6,510
200	@, L	Allscripts Healthcare Solutions, Inc.	5,096
520	@, L	Ansys, Inc.	13,780
11,900	@	Autodesk, Inc.	560,252
19,100	@	BMC Software, Inc.	578,730
1,600		BroADRidge Financial Solutions ADR	30,592
37,800	L	CA, Inc.	976,374
1,700	@	Captaris, Inc.	8,704
700	@, L	Cerner Corp.	38,829
3,200	@, L	Citrix Systems, Inc.	107,744
2,500	@	CSG Systems International	66,275
600	@	Digi International, Inc.	8,844
118		Dun & Bradstreet Corp.	12,152
600		Fair Isaac Corp.	24,072
7,500		First Data Corp.	245,025
1,400	@, L	Informatica Corp.	20,678
300		Inter-Tel, Inc.	7,179
13,300	@	Intuit, Inc.	400,064
400	@	JDA Software Group, Inc.	7,852
700	@	Mantech International Corp.	21,581
21,950		Microsoft Corp.	646,867
14,900	@	Novell, Inc.	116,071
1,600	@, L	Progress Software Corp.	50,864
400	@	SPSS, Inc.	17,656
4,905	@	Sybase, Inc.	117,180
23,025	@, @@	Tele Atlas NV	492,602
1,100	@, L	Wind River Systems, Inc.	12,100

			4,614,833

Telecommunications: 3.8%
11,500	@	3Com Corp.	47,495
5,400	@	Adaptec, Inc.	20,574
1,000	@	Aeroflex, Inc.	14,170
37,136	@@	Alcatel SA	519,446
3,800		Alltel Corp.	256,690
3,400	@	Andrew Corp.	49,096
2,200	@	Arris Group, Inc.	38,698
53,947		AT&T, Inc.	2,238,801
4,800	@	Avaya, Inc.	80,832
300		Black Box Corp.	12,414
2,300	@	C-COR, Inc.	32,338
9,300		CenturyTel, Inc.	456,165
10,600	@	Cincinnati Bell, Inc.	61,268
99,500	@	Cisco Systems, Inc.	2,771,075
700	@, L	CommScope, Inc.	40,845
500	@, L	Comtech Telecommunications	23,210
300		CT Communications, Inc.	9,153
1,700	@, L	Ditech Networks, Inc.	13,923
300	@	General Communication, Inc.	3,843

Shares			Value

600	@	Harmonic, Inc.	$5,322
2,606		Harris Corp.	142,157
25,600		Motorola, Inc.	453,120
600	@	Network Equipment Technologies, Inc.	5,724
300	@	Novatel Wireless, Inc.	7,806
4,243	@@	Orascom Telecom GDR	270,829
500	@, L	Polycom, Inc.	16,800
5,250		Qualcomm, Inc.	227,798
13,500	@, L	Qwest Communications International, Inc.	130,950
7,500	@	RF Micro Devices, Inc.	46,800
13,200	L	Sprint Nextel Corp.	273,372
1,500	@, L	Symmetricom, Inc.	12,600
228,067	@@	Telecom Italia S.p.A. RNC	505,452
26,129	@@, L	Telefonica SA	581,477
2,535		Telephone & Data Systems, Inc.	158,615
500	@	Tollgrade Communications, Inc.	5,275
3,600	@, L	Utstarcom, Inc.	20,196
21,500		Verizon Communications, Inc.	885,155
148,000	@@	Vodafone Group PLC	495,920

			10,935,404

Textiles: 0.1%
200		Angelica Corp.	4,216
200		G&K Services, Inc.	7,902
1,600	@, L	Mohawk Industries, Inc.	161,264
200		Unifirst Corp.	8,810

			182,192

Toys/Games/Hobbies: 0.3%
500	@, L	Jakks Pacific, Inc.	14,070
36,200		Mattel, Inc.	915,498

			929,568

Transportation: 0.4%
2,300		Con-way, Inc.	115,552
57	@@	East Japan Railway Co.	439,197
400	@	EGL, Inc.	18,592
1,100	L	Expeditors International Washington, Inc.	45,430
1,300	L	Heartland Express, Inc.	21,190
1,600	@, L	HUB Group, Inc.	56,256
300	@, L	Kansas City Southern	11,262
1,100		Landstar System, Inc.	53,075
1,000	@	Old Dominion Freight Line	30,150
1,480		Overseas Shipholding Group	120,472
2,330	L	Tidewater, Inc.	165,150
900	@, L	YRC Worldwide, Inc.	33,120

			1,109,446

Water: 0.2%
7,120	@@	Veolia Environnement	559,212

			559,212

		Total Common Stock (Cost $165,474,613)	199,588,778

EXCHANGE-TRADED FUNDS: 0.1%
Exchange-Traded Funds: 0.1%
2,430	L	iShares S&P SmallCap 600 Index Fund	172,773

			172,773

		Total Exchange-Traded Funds (Cost $155,790)	172,773

See Accompanying Notes to Financial Statements

87

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Shares			Value

PREFERRED STOCK: 0.4%
Diversified Financial Services: 0.1%
9,575	P, L	Merrill Lynch & Co., Inc.	$243,205

			243,205

Insurance: 0.2%
9,100	@@, P	Aegon NV	221,676
3,000	@@, P	Aegon NV — Series 1	76,140
10,100	P	Metlife, Inc.	258,459

			556,275

Media: 0.1%
12,362	@@	ProSieben SAT.1 Media AG	485,430

			485,430

		Total Preferred Stock (Cost $1,201,713)	1,284,910

Principal Amount

CORPORATE BONDS/NOTES: 3.9%
Banks: 1.7%
$220,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.494%, due 12/31/49	191,567
284,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	285,019
110,000	@@, C	Bank of Ireland, 5.625%, due 12/29/49	95,801
90,000	@@, C	Bank of Nova Scotia, 5.500%, due 08/21/85	74,497
40,000	@@	Bank of Scotland, 5.563%, due 11/30/49	34,546
61,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	63,421
60,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	52,499
150,000	@@, C	BNP Paribas, 5.402%, due 09/29/49	128,680
216,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	204,197
100,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	99,164
90,000	@@, C	Den Norske Bank ASA, 5.500%, due 08/29/49	76,950
20,000	@@, C	Den Norske Bank ASA, 5.625%, due 11/29/49	17,315
127,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	146,689
309,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	299,607
350,000	@@, C	HSBC Bank PLC, 5.538%, due 06/29/49	300,125
180,000	@@, C	HSBC Bank PLC, 5.625%, due 06/29/49	155,880
220,000	@@, C, L	Lloyds TSB Bank PLC, 5.478%, due 08/29/49	189,974
20,000	@@, C	Lloyds TSB Bank PLC, 5.563%, due 11/29/49	17,406
145,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	151,457
130,000	@@, C	National Australia Bank Ltd., 5.525%, due 12/31/49	112,873
20,000	@@, C	National Westminster Bank PLC, 5.500%, due 11/29/49	17,238

Principal Amount			Value

$140,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	S134,441
60,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	56,280
42,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	40,426
163,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	156,110
370,000	@@, C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	317,584
110,000	@@, C	Societe Generale, 5.469%, due 11/29/49	95,102
270,000	@@, C	Standard Chartered PLC, 5.563%, due 07/29/49	224,843
40,000	@@, C	Standard Chartered PLC, 5.588%, due 01/29/49	33,275
410,000	@@, C	Standard Chartered PLC, 5.625%, due 11/29/49	345,425
156,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	160,187
137,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	136,515
100,000	@@, C	Westpac Banking Corp., 5.494%, due 09/30/49	85,611
181,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	168,259
210,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	211,185

			4,880,148

Chemicals: 0.0%
40,000	Z	Stauffer Chemical, 5.830%, due 04/15/10	34,151
80,000	Z	Stauffer Chemical, 6.220%, due 04/15/18	41,693
80,000	Z	Stauffer Chemical, 8.100%, due 04/15/17	44,334

			120,178

Diversified Financial Services: 1.1%
390,000	@@, #, C, L	Aiful Corp., 4.450%, due 02/16/10	376,846
256,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	265,153
119,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	117,059
75,000	@@, C	Financiere CSFB NV, 5.500%, due 03/29/49	64,500
148,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	145,714
164,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	204,464
269,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	261,051
191,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	187,990
95,000	@@, C	Paribas, 5.500%, due 12/31/49	82,957
62,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	61,244
105,329	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	102,366

See Accompanying Notes to Financial Statements

88

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value

Diversified Financial Services: (continued)
$264,028	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	$273,104
379,000	@@, #, C	Preferred Term Securities Ltd., 5.860%, due 03/23/35	380,611
1,052,895	#, Z	Toll Road Investors Partnership II LP, 17.680%, due 02/15/45	135,881
100,000	#, C	Twin Reefs Pass-Through Trust, 6.320%, due 12/10/49	100,322
157,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	163,310
108,000	#, C	Wachovia Capital Trust V, 7.965%, due 06/01/27	112,447

			3,035,019

Electric: 0.4%
341,000	C	Commonwealth Edison, 6.150%, due 03/15/12	342,960
165,000	C	Commonwealth Edison Co., 4.700%, due 04/15/15	150,943
162,000	C	Commonwealth Edison Co., 5.950%, due 08/15/16	158,870
40,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	46,057
160,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	161,435
154,000	C	NorthWestern Corp., 5.875%, due 11/01/14	149,665

			1,009,930

Insurance: 0.1%
234,000	@@, C	Aegon NV, 5.362%, due 12/31/49	205,423

			205,423

Multi-National: 0.0%
90,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	85,613

			85,613

Oil & Gas: 0.2%
115,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	107,883
29,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	30,244
68,000	C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	69,105
243,000	#	Pemex Project Funding Master Trust, 6.660%, due 06/15/10	249,926
130,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	121,755

			578,913

Principal Amount			Value

Real Estate Investment Trusts: 0.1%
$42,000	C	Liberty Property LP, 6.375%, due 08/15/12	$43,232
153,000	C	Liberty Property LP, 7.750%, due 04/15/09	158,853

			202,085

Telecommunications: 0.3%
261,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	258,836
197,000	C	Qwest Corp., 7.875%, due 09/01/11	206,358
113,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	107,853
125,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	118,790
212,000	@@, C	TELUS Corp., 8.000%, due 06/01/11	226,892

			918,729

		Total Corporate Bonds/Notes (Cost $11,173,875)	11,036,038

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.4%
Federal Home Loan Mortgage Corporation: 5.2%
404,986	C, S	4.500%, due 12/15/16	396,971
427,413	C, S	5.000%, due 08/15/16	416,358
429,000	C, S	5.000%, due 05/15/20	408,221
177,000	C	5.000%, due 09/15/31	167,778
67,000	C	5.000%, due 02/15/32	62,937
161,000	C, S	5.000%, due 04/15/32	153,680
2,259,000		5.000%, due 08/15/33	2,116,048
333,000	C	5.250%, due 03/15/12	330,195
554,000	Z	5.460%, due 03/15/31	154,579
99,000	C, S	5.500%, due 12/15/20	96,211
1,589,000	C, S	5.500%, due 09/15/32	1,540,553
59,000	C	5.500%, due 10/15/32	57,313
53,000	C	5.500%, due 11/15/32	51,101
177,000	C, S	5.500%, due 07/15/33	172,181
839,000		5.500%, due 08/14/36	807,979
351,326	C, S	6.000%, due 01/15/29	352,252
120,671	S	6.000%, due 02/01/29	120,493
2,171,000		6.000%, due 07/15/34	2,150,986
429,000	W	6.000%, due 08/15/34	424,643
1,028,000		6.500%, due 07/15/34	1,038,762
3,571,000		6.500%, due 08/15/34	3,603,921
97,097	S	7.000%, due 11/01/31	100,251

			14,723,413

Federal National Mortgage Corporation: 4.1%
921,000	Z	Discount Note, due 04/01/49	851,781
652,000	W	4.500%, due 07/25/18	618,788
237,785	S	4.817%, due 08/01/35	232,261
153,000	L	4.875%, due 05/18/12	150,433
989,000	W	5.000%, due 07/18/21	955,776
331,000	W	5.000%, due 08/15/34	310,054
437,432	S	5.000%, due 12/01/36	411,056
361,000		5.250%, due 08/01/12	358,295
217,000	C	5.400%, due 03/26/12	216,170
216,564	S	5.500%, due 02/01/18	213,387
2,131,000	W	5.500%, due 07/15/19	2,099,367
838,000	S	5.500%, due 05/25/30	803,148
426,888	S	5.500%, due 11/01/33	413,766
870,000	W	5.500%, due 08/13/34	838,598
227,039	S	5.500%, due 01/25/36	217,676

See Accompanying Notes to Financial Statements

89

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value

Federal National Mortgage Corporation: (continued)
$330,755	S	5.500%, due 12/25/36	$319,251
275,734	S	5.500%, due 06/01/37	265,986
286,000	C	5.550%, due 03/29/10	285,903
2,815		6.000%, due 03/01/17	2,832
81,808	S	6.000%, due 10/01/18	82,265
282,599	S	6.000%, due 12/01/18	284,328
71,000		6.000%, due 07/15/20	71,322
242,489	S	6.000%, due 04/25/31	243,841
394,000	W	6.000%, due 07/01/37	389,752
69,980		6.500%, due 02/01/28	71,435
179,697	S	6.500%, due 09/01/32	182,908
524,000		6.500%, due 09/15/33	528,012
67,000	W	6.500%, due 08/15/34	67,576
142,000		6.625%, due 11/15/30	160,528
73,551		7.000%, due 02/01/31	76,305
66,247		7.000%, due 06/01/31	68,727
7,000	W	7.000%, due 07/15/33	7,188
46,798		7.500%, due 09/01/31	48,858

			11,847,573

Government National Mortgage Association: 0.1%
22,572		6.500%, due 01/15/29	23,065
70,400		6.500%, due 01/15/32	71,822
2,619		7.000%, due 12/15/27	2,732
12,070		7.000%, due 01/15/28	12,586
79,253		7.000%, due 02/15/28	82,643
65,901		7.500%, due 12/15/23	68,940

			261,788

		Total U.S. Government Agency Obligations (Cost $26,998,158)	26,832,774

U.S. TREASURY OBLIGATIONS: 6.8%
U.S. Treasury Bonds: 2.8%
7,565,000	L	4.500%, due 05/15/17	7,255,311
686,000	L	4.500%, due 02/15/36	621,366
174,000	L	4.750%, due 05/15/14	171,879

			8,048,556

U.S. Treasury Notes: 2.6%
1,620,000	L	4.500%, due 05/15/10	1,603,547
5,108,000	L	4.750%, due 05/31/12	5,069,695
667,000	L	4.875%, due 05/31/09	667,001

			7,340,243

Treasury Inflation Indexed Protected Securities: 1.4%
629,993	L	2.375%, due 04/15/11	623,300
934,709	L	2.375%, due 01/15/17	912,875
1,447,380	L	2.375%, due 01/15/25	1,392,200
941,429	L	3.875%, due 01/15/09	956,728

			3,885,103

		Total U.S. Treasury Obligations (Cost $19,223,635)	19,273,902

ASSET-BACKED SECURITIES: 0.5%
Automobile Asset-Backed Securities: 0.0%
31,075	C	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	30,978

			30,978

Principal Amount			Value

Credit Card Asset-Backed Securities: 0.0%
$95,000	C, S	Bank One Issuance Trust, 4.540%, due 09/15/10	$94,529

			94,529

Home Equity Asset-Backed Securities: 0.3%
592,000	C, S	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	591,972
21,378	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	21,261
14,109	C	Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	14,046
89,955	C, S	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	87,415

			714,694

Other Asset-Backed Securities: 0.2%
4,894	C	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	4,899
14,191	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	13,945
27,358	C	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	27,245
228,000	C, S	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	227,455
31,000	C	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	30,791
25,000	C	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	24,908
65,000	C	Equity One, Inc., 5.050%, due 09/25/33	64,118
85,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	84,723
40,243	C	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	40,053
24,000	C	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	23,873
26,000	C	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	25,929

			567,939

		Total Asset-Backed Securities (Cost $1,412,794)	1,408,140

COLLATERALIZED MORTGAGE OBLIGATIONS: 7.5%
285,894	C, S	Banc of America Alternative Loan Trust, 6.290%, due 11/25/21	286,439
85,461	C, S	Banc of America Alternative Loan Trust, 6.505%, due 04/25/37	85,887
33,000	C	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	31,731
23,000	C	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	22,549
63,436	C	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	62,506

See Accompanying Notes to Financial Statements

90

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$143,000	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	$141,184
396,638	C	Banc of America Funding Corp., 5.655%, due 06/20/37	390,609
319,629	C, S	Banc of America Funding Corp., 5.851%, due 05/20/36	316,488
100,000	C, S	Banc of America Mortgage Securities, Inc., 4.144%, due 07/25/34	97,653
105,390	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	104,512
88,665	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	84,910
222,345	C, S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/46	224,137
7,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	6,768
234,500	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	234,238
9,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	9,108
126,610	C, S	Chaseflex Trust, 6.500%, due 02/25/37	127,258
137,621	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	136,694
347,489	C, S	Countrywide Alternative Loan Trust, 5.419%, due 10/25/35	337,549
342,626	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	338,419
8,349	C	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	7,960
795,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	782,767
68,000	C	Credit Suisse First Boston Mortgage Securities Corp., 7.781%, due 04/15/62	72,101
367,752	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	370,168
884,039	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	908,946
104,780	C, S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	102,997
10,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	9,733
15,346	C	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	15,369
188,210	C	GMAC Mortgage Corp. Loan Trust, 4.597%, due 10/19/33	182,684
116,529	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	115,320
62,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	61,350
66,604	#, C	GSMPS 2005-RP1 1AF, 5.670%, due 01/25/35	66,922

Principal Amount			Value

$8,682	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.024%, due 04/15/45	$8,754
153,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	154,799
2,105,779	C, S	JP Morgan Mortgage Trust, 5.406%, due 11/25/35	2,071,332
51,000	C	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	49,464
428,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	416,620
10,000	C	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	9,728
10,000	C	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	9,588
6,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	5,922
162,987	C	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	160,627
15,000	C	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	14,002
49,000	C	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	48,460
244,000	C, S	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	246,970
199,000	C	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	204,356
217,108	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	226,802
100,916	C, S	MASTR Adjustable Rate Mortgages Trust, 5.623%, due 01/25/47	100,601
778,731	C, S	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	746,000
2,240,574	C, S	MASTR Reperforming Loan Trust, 5.680%, due 07/25/35	2,252,340
252,881	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	241,018
175,371	C, S	RAAC Series, 5.250%, due 09/25/34	171,484
117,487	C, S	Thornburg Mortgage Securities Trust, 5.690%, due 09/25/34	117,657
714,884	C, S	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.772%, due 02/25/47	714,604
409,747	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.709%, due 06/25/37	406,333
1,174,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.839%, due 07/25/47	1,174,000

See Accompanying Notes to Financial Statements

91

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
$228,559	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.000%, due 12/25/18	$223,379
977,458	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.474%, due 01/25/47	970,010
587,252	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	585,241
2,533,688	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.989%, due 11/25/46	2,534,778
683,773	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.529%, due 11/25/46	684,494
128,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	125,129
107,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.795%, due 07/25/34	104,378
569,610	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35	555,972
426,069	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.668%, due 12/25/36	421,012

			21,490,810

		Total Collateralized Mortgage Obligations (Cost $21,720,772)	21,490,810

MUNICIPAL BONDS: 0.2%
California: 0.1%
167,000	C	City of San Diego, 7.125%, due 06/01/32	169,620

			169,620

Michigan: 0.1%
260,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	265,424

			265,424

		Total Municipal Bonds (Cost $428,970)	435,044

		Total Long-Term Investments (Cost $247,790,320)	281,523,169

SHORT-TERM INVESTMENTS: 20.2%
Commercial Paper: 0.4%
1,250,000	@@, #, Z	ASB Finance Ltd., 5.180%, due 08/06/07	1,243,381

		Total Commercial Paper (Cost $1,243,381)	1,243,381

Shares
Mutual Fund: 6.0%
17,000,000	**	ING Institutional Prime Money Market Fund	17,000,000

		Total Mutual Fund (Cost $17,000,000)	17,000,000

Principal Amount	Value

Repurchase Agreement: 0.4%
$1,097,000	Morgan Stanley Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $1,097,485 to be received upon repurchase (Collateralized by $2,350,000 Resolution Funding Corporation, Discount Note, Market Value $1,120,034, due 01/15/21)	$1,097,000

	Total Repurchase Agreement (Cost $1,097,000)	1,097,000

Securities Lending Collateralcc: 13.4%
38,231,000	The Bank of New York Institutional Cash Reserves Fund		38,231,000

	Total Securities Lending Collateral (Cost $38,231,000)		38,231,000

	Total Short-Term Investments (Cost $57,571,381)		57,571,381

	Total Investments in Securities (Cost $305,361,701)*	119.1%	$339,094,550
	Other Assets and Liabilities - Net	(19.1)	(54,369,513)

	Net Assets	100.0%	$284,725,037

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.
**	Investment in affiliate
Z	Indicates Zero Coupon Bond; rate shown reflects effective yield on the date of purchase
*	Cost for federal income tax purposes is $307,106,448.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$34,892,577
Gross Unrealized Depreciation	(2,904,475)

Net Unrealized Appreciation	$31,988,102

See Accompanying Notes to Financial Statements

92

ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2007 (UNAUDITED) (CONTINUED)

ING VP Strategic Allocation Moderate Portfolio Open Futures Contracts on June 30, 2007:

Contract Description	Number of Contracts	Notional Market Value ($)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 400 E-Mini	1	90,420	09/21/07	$411
S&P 500	4	1,515,400	09/20/07	(22,313)
U.S. Treasury 2-Year Note	31	6,317,219	09/28/07	(10,249)
U.S. Treasury Long Bond	22	2,370,500	09/19/07	8,703

				$(23,448)

See Accompanying Notes to Financial Statements

93

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.

P.O. Box 419368

Kansas City, Missouri 64141

Custodian

The Bank of New York Mellon Corporation

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VSAR-AIP/SAIS	(0607-082107)

ITEM 2.          CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.          AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.          AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.          SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.          PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.        CONTROLS AND PROCEDURES.

(a)           Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)           There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)       The Code of Ethics is not required for the semi-annual filing.

(a)(2)       A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)       Not required for semi-annual filing.

(b)           The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Portfolios, Inc.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 5, 2007

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 5, 2007